UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108
                                                      --------

                       Oppenheimer Variable Account Funds
                       ----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 09/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                                 Shares          Value
                                                                                               ----------    -------------
COMMON STOCKS--56.5%
CONSUMER DISCRETIONARY--5.9%
MEDIA--5.9%
Jupiter Telecommunications Co. Ltd.                                                                    29    $      20,894
Liberty Global, Inc., Series A (1)                                                                312,718        9,475,355
Liberty Global, Inc., Series C (1)                                                                317,090        8,907,058
National CineMedia, Inc.                                                                          239,100        2,642,055
                                                                                                             -------------
                                                                                                                21,045,362
CONSUMER STAPLES--6.6%
BEVERAGES--0.4%
InBev NV                                                                                           26,500        1,560,722
FOOD PRODUCTS--1.2%
Nestle SA                                                                                          94,660        4,094,240
TOBACCO--5.0%
Altria Group, Inc.                                                                                162,830        3,230,547
Lorillard, Inc.                                                                                    96,140        6,840,361
Philip Morris International, Inc.                                                                 162,830        7,832,123
                                                                                                             -------------
                                                                                                                17,903,031
ENERGY--4.1%
OIL, GAS & CONSUMABLE FUELS--4.1%
Alpha Natural Resources, Inc. (1)                                                                  17,200          884,596
BP plc, ADR                                                                                        41,820        2,098,109
Exxon Mobil Corp.                                                                                 115,610        8,978,273
Petroleo Brasileiro SA, ADR                                                                        56,600        2,487,570
                                                                                                             -------------
                                                                                                                14,448,548
FINANCIALS--5.9%
CAPITAL MARKETS--2.3%
Credit Suisse Group AG, ADR                                                                       105,100        5,074,228
Goldman Sachs Group, Inc. (The)                                                                     3,300          422,400
Julius Baer Holding AG                                                                             53,787        2,644,439
                                                                                                             -------------
                                                                                                                 8,141,067
CONSUMER FINANCE--1.5%
American Express Co.                                                                               82,600        2,926,518
SLM Corp. (1)                                                                                     205,100        2,530,934
                                                                                                             -------------
                                                                                                                 5,457,452
INSURANCE--2.1%
Everest Re Group Ltd.                                                                              73,780        6,384,183
National Financial Partners Corp.                                                                  68,700        1,030,500
                                                                                                             -------------
                                                                                                                 7,414,683
HEALTH CARE--7.6%
BIOTECHNOLOGY--1.6%
Amicus Therapeutics, Inc. (1)                                                                     101,200        1,530,144
deCODE genetics, Inc. (1)                                                                         193,500           75,465
Human Genome Sciences, Inc. (1)                                                                   243,900        1,548,765
Orexigen Therapeutics, Inc. (1)                                                                   160,230        1,728,882
Theravance, Inc. (1)                                                                               58,800          732,648
                                                                                                             -------------
                                                                                                                 5,615,904

                        1 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                                 Shares          Value
                                                                                               ----------    -------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Beckman Coulter, Inc.                                                                              34,630    $   2,458,384
HEALTH CARE PROVIDERS & SERVICES--2.0%
Medco Health Solutions, Inc. (1)                                                                   57,500        2,587,500
Skilled Healthcare Group, Inc., Cl. A (1)                                                         125,900        2,000,551
WellPoint, Inc. (1)                                                                                56,400        2,637,828
                                                                                                             -------------
                                                                                                                 7,225,879
LIFE SCIENCES TOOLS & SERVICES--0.5%
Waters Corp. (1)                                                                                   30,900        1,797,762
PHARMACEUTICALS--2.8%
Abbott Laboratories                                                                                52,200        3,005,676
Mylan, Inc. (1)                                                                                   329,200        3,759,464
Schering-Plough Corp.                                                                             171,800        3,173,146
                                                                                                             -------------
                                                                                                                 9,938,286
INDUSTRIALS--5.2%
AEROSPACE & DEFENSE--1.4%
Orbital Sciences Corp. (1)                                                                         68,424        1,640,123
United Technologies Corp.                                                                          53,240        3,197,594
                                                                                                             -------------
                                                                                                                 4,837,717
COMMERCIAL SERVICES & SUPPLIES--0.1%
Sinomem Technology Ltd. (1)                                                                     1,333,000          135,269
INDUSTRIAL CONGLOMERATES--2.1%
Siemens AG, Sponsored ADR                                                                          80,700        7,576,923
MACHINERY--1.0%
Joy Global, Inc.                                                                                   34,900        1,575,386
Navistar International Corp. (1)                                                                   37,800        2,048,004
                                                                                                             -------------
                                                                                                                 3,623,390
TRADING COMPANIES & DISTRIBUTORS--0.6%
Aircastle Ltd.                                                                                    222,000        2,200,020
INFORMATION TECHNOLOGY--18.0%
COMMUNICATIONS EQUIPMENT--0.8%
Cisco Systems, Inc. (1)                                                                           124,750        2,814,360
COMPUTERS & PERIPHERALS--1.2%
International Business Machines Corp.                                                              36,410        4,258,514
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.0%
CalAmp Corp. (1)                                                                                       19               25
INTERNET SOFTWARE & SERVICES--1.6%
eBay, Inc. (1)                                                                                    113,490        2,539,906
Google, Inc., Cl. A (1)                                                                             3,100        1,241,612
Yahoo!, Inc. (1)                                                                                  106,220        1,837,606
                                                                                                             -------------
                                                                                                                 5,619,124
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.3%
Lam Research Corp. (1)                                                                             59,800        1,883,102
Texas Instruments, Inc.                                                                           125,030        2,688,145
                                                                                                             -------------
                                                                                                                 4,571,247
SOFTWARE--13.1%
Microsoft Corp.                                                                                   305,600        8,156,464

                        2 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                                 Shares          Value
                                                                                               ----------    -------------
SOFTWARE CONTINUED
Novell, Inc. (1)                                                                                  364,440    $   1,873,222
Synopsys, Inc. (1)                                                                                112,720        2,248,764
Take-Two Interactive Software, Inc.                                                             1,578,950       25,894,780
THQ, Inc. (1)                                                                                     698,800        8,413,552
                                                                                                             -------------
                                                                                                                46,586,782
MATERIALS--1.0%
CHEMICALS--0.6%
Lubrizol Corp. (The)                                                                               47,600        2,053,464
METALS & MINING--0.4%
Teck Cominco Ltd., Cl. B                                                                           48,700        1,382,865
TELECOMMUNICATION SERVICES--1.3%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
AT&T, Inc.                                                                                        114,000        3,182,880
XO Holdings, Inc. (1)                                                                                  85               35
                                                                                                             -------------
                                                                                                                 3,182,915
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp.                                                                               231,300        1,410,930
UTILITIES--0.9%
ENERGY TRADERS--0.9%
AES Corp. (The) (1)                                                                               138,300        1,616,727
Constellation Energy Group, Inc.                                                                   22,700          551,610
Dynegy, Inc., Cl. A (1)                                                                           163,600          585,688
NRG Energy, Inc. (1)                                                                               26,400          653,400
                                                                                                             -------------
                                                                                                                 3,407,425
                                                                                                             -------------
Total Common Stocks (Cost $198,013,950)                                                                        200,762,290

PREFERRED STOCKS--1.2%
Companhia Vale do Rio Doce, Sponsored ADR                                                         103,440        1,830,888
Petroleo Brasileiro SA, Preference                                                                129,980        2,360,665
                                                                                                             -------------
Total Preferred Stocks (Cost $537,982)                                                                           4,191,553


                                                                                                 Units
                                                                                               ----------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
XO Communications, Inc.:
Series A Wts., Strike Price $6.25, Exp. 1/16/10 (1)                                                   171                4
Series B Wts., Strike Price $7.50, Exp. 1/16/10 (1,2)                                                 128                3
Series C Wts., Strike Price $10, Exp. 1/16/10 (1,2)                                                   128                1
                                                                                                             -------------
Total Rights, Warrants and Certificates (Cost $0)                                                                        8


                                                                                               Principal
                                                                                                Amount
                                                                                               ----------
ASSET-BACKED SECURITIES--2.2%
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series
2004-W8, Cl. A2, 3.687%, 5/25/34 (3)                                                           $  830,484          732,379
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed Certificates,
Series 2005-1, Cl. A4, 2.508%, 4/15/11 (3)                                                      1,694,921        1,687,481

                        3 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                               Principal
                                                                                                 Amount          Value
                                                                                               ----------    --------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                                                   $  180,000    $      142,944
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 3.947%, 2/25/33 (3)                                                         18,836            15,024
Series 2005-11, Cl. AF2, 4.657%, 2/25/36                                                          154,335           153,278
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 (3)                                                     360,000           328,651
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 (3)                                                     240,000           219,597
CWABS, Inc. Asset-Backed Certificates Trust, Asset-Backed Certificates, Series
2006-25, Cl. 2A2, 3.327%, 12/5/29 (3)                                                             480,000           407,393
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations, Series
2005-2, Cl. A4, 4.15%, 10/15/10                                                                   233,636           233,682
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed
Nts., Series 2005-3, Cl. A1, 2.731%, 1/20/35 (3)                                                  303,198           256,653
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan Asset-Backed
Certificates, Series 2006-4, Cl. A2V, 3.298%, 3/20/36 (3)                                         180,000           165,761
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 2A1B, 5.18%,
8/25/35 (3)                                                                                       144,454           143,711
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7, Cl.
C7, 3.838%, 3/15/16 (3)                                                                         1,710,000         1,349,942
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2, Cl.
2A2, 3.307%, 7/1/36 (3)                                                                         1,033,109           976,273
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-KS7, Cl. A2, 3.307%, 9/25/36 (3)                                        775,239           739,523
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates, Series
2006-BNC3, Cl. A2, 3.247%, 9/25/36 (3)                                                            249,834           244,885
                                                                                                             --------------
Total Asset-Backed Securities (Cost $8,650,300)                                                                   7,797,177

MORTGAGE-BACKED OBLIGATIONS--41.5%
GOVERNMENT AGENCY--25.9%
FHLMC/FNMA/SPONSORED--25.8%
Federal Home Loan Mortgage Corp.:
4.50%, 7/15/19                                                                                    529,507           519,569
5%, 12/15/32-12/15/34                                                                           2,949,507         2,883,211
6%, 3/15/33                                                                                       258,945           263,549
6.50%, 4/15/18-4/1/34                                                                           2,267,267         2,349,039
7%, 12/1/23-10/1/31                                                                               992,090         1,044,379
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 12.808%, 3/25/36 (3)                                                      327,309           343,053
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                               533,439           551,237
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                               286,602           295,306
Series 2075, Cl. D, 6.50%, 8/15/28                                                                714,740           740,123
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                192,230           199,044
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                               779,757           814,831
Series 2500, Cl. FD, 2.988%, 3/15/32 (3)                                                           91,865            90,964
Series 2526, Cl. FE, 2.888%, 6/15/29 (3)                                                          133,010           131,627
Series 2538, Cl. F, 3.088%, 12/15/32 (3)                                                        1,422,190         1,410,928

                        4 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                              Principal
                                                                                                Amount          Value
                                                                                            -------------    -------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2551, Cl. FD, 2.888%, 1/15/33 (3)                                                    $     101,607    $     100,429
Series 2676, Cl. KY, 5%, 9/15/23                                                                  298,000          286,816
Series 3025, Cl. SJ, 15.629%, 8/15/35 (3)                                                         105,724          111,752
Series 3094, Cl. HS, 15.263%, 6/15/34 (3)                                                         202,748          209,960
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.206%, 6/1/26 (4)                                                           177,356           39,408
Series 183, Cl. IO, 10.166%, 4/1/27 (4)                                                           283,276           55,562
Series 184, Cl. IO, 16.497%, 12/1/26 (4)                                                          309,600           68,225
Series 192, Cl. IO, 12.09%, 2/1/28 (4)                                                             84,530           17,750
Series 200, Cl. IO, 11.737%, 1/1/29 (4)                                                           103,819           23,266
Series 2130, Cl. SC, 8.742%, 3/15/29 (4)                                                          222,824           21,381
Series 216, Cl. IO, 11.483%, 12/1/31 (4)                                                          164,933           42,301
Series 224, Cl. IO, 8.24%, 3/1/33 (4)                                                             522,434          117,322
Series 243, Cl. 6, 8.782%, 12/15/32 (4)                                                           313,547           71,348
Series 2527, Cl. SG, 28.662%, 2/15/32 (4)                                                         215,578           15,823
Series 2531, Cl. ST, 30.563%, 2/15/30 (4)                                                         253,728           19,322
Series 2796, Cl. SD, 34.501%, 7/15/26 (4)                                                         318,147           29,260
Series 2802, Cl. AS, 65.571%, 4/15/33 (4)                                                         468,189           35,264
Series 2920, Cl. S, 40.301%, 1/15/35 (4)                                                        1,792,389          151,360
Series 3000, Cl. SE, 70.918%, 7/15/25 (4)                                                       1,829,480          121,376
Series 3110, Cl. SL, 93.685%, 2/15/26 (4)                                                         267,765           17,838
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 4.672%, 6/1/26 (5)                                                             78,053           65,767
Series 192, Cl. PO, 6.572%, 2/1/28 (5)                                                             84,530           69,169
Federal National Mortgage Assn.:
4.50%, 8/1/20                                                                                     507,759          500,450
4.50%, 10/1/21 (6)                                                                              5,435,000        5,297,429
5%, 6/25/33-9/25/35                                                                             3,587,941        3,507,910
5%, 10/1/21-10/1/38 (6)                                                                        11,617,000       11,434,723
5.50%, 9/25/20-9/1/36                                                                           4,322,391        4,324,667
5.50%, 10/1/23-10/1/38 (6)                                                                     18,709,000       18,675,884
6%, 8/25/32-8/1/34                                                                              2,509,777        2,555,635
6%, 10/1/23-10/1/36 (6)                                                                         6,719,000        6,822,051
6%, 3/1/33 (7)                                                                                  2,661,119        2,710,096
6.50%, 6/25/17-1/1/34                                                                           1,666,120        1,731,169
6.50%, 12/25/29 (7)                                                                             2,399,983        2,486,153
7%, 11/1/17-11/25/35                                                                            2,237,185        2,359,144
7.50%, 1/1/33                                                                                     311,769          337,744
8.50%, 7/1/32                                                                                      13,091           14,432
Federal National Mortgage Assn. Grantor Trust, Gtd. Trust Mtg.
Pass-Through Certificates, Trust 2002-T1, Cl. A2, 7%, 11/25/31                                    611,936          641,110
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                                                           597,844          621,229
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                              539,501          556,941

                        5 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                              Principal
                                                                                                Amount           Value
                                                                                            -------------    -------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                         $     286,777    $     292,811
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                            745,436          774,050
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                 18,322           18,341
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                             263,955          273,187
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                 584,916          603,650
Trust 2003-130, Cl. CS, 7.686%, 12/25/33 (3)                                                      182,592          166,350
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                           1,052,000        1,014,657
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                             1,110,000        1,094,370
Trust 2005-59, Cl. NQ, 8.858%, 5/25/35 (3)                                                        334,864          314,283
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                           1,000,000          941,013
Trust 2006-46, Cl. SW, 12.441%, 6/25/36 (3)                                                       243,529          249,584
Trust 2006-50, Cl. KS, 12.441%, 6/25/36 (3)                                                       638,123          639,413
Trust 2006-50, Cl. SK, 12.441%, 6/25/36 (3)                                                       604,456          604,780
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-65, Cl. S, 36.344%, 11/25/31 (4)                                                       839,184           93,969
Trust 2001-81, Cl. S, 24.373%, 1/25/32 (4)                                                        178,460           19,171
Trust 2002-47, Cl. NS, 22.779%, 4/25/32 (4)                                                       393,924           42,626
Trust 2002-51, Cl. S, 23.035%, 8/25/32 (4)                                                        361,715           38,987
Trust 2002-52, Cl. SD, 21.804%, 9/25/32 (4)                                                       403,307           39,983
Trust 2002-77, Cl. SH, 27.515%, 12/18/32 (4)                                                      241,827           27,577
Trust 2002-84, Cl. SA, 37.518%, 12/25/32 (4)                                                      741,175           81,193
Trust 2002-9, Cl. MS, 23.516%, 3/25/32 (4)                                                        266,390           29,802
Trust 2003-118, Cl. S, 34.232%, 12/25/33 (4)                                                    1,591,232          190,074
Trust 2003-33, Cl. SP, 39.933%, 5/25/33 (4)                                                       833,795          101,909
Trust 2003-4, Cl. S, 34.97%, 2/25/33 (4)                                                          479,634           56,433
Trust 2003-46, Cl. IH, 0.873%, 6/1/33 (4)                                                       2,788,642          564,056
Trust 2003-89, Cl. XS, 27.165%, 11/25/32 (4)                                                      400,589           34,565
Trust 2004-54, Cl. DS, 26.682%, 11/25/30 (4)                                                      344,836           33,455
Trust 2005-19, Cl. SA, 40.263%, 3/25/35 (4)                                                     4,676,887          373,618
Trust 2005-40, Cl. SA, 40.413%, 5/25/35 (4)                                                       985,188           80,880
Trust 2005-6, Cl. SE, 48.789%, 2/25/35 (4)                                                      1,306,901          108,732
Trust 2005-71, Cl. SA, 51.769%, 8/25/25 (4)                                                     1,148,532           92,428
Trust 2005-87, Cl. SE, 99.999%, 10/25/35 (4)                                                    2,346,689          152,646
Trust 2005-87, Cl. SG, 72.624%, 10/25/35 (4)                                                    2,333,032          205,421
Trust 2006-33, Cl. SP, 56.46%, 5/25/36 (4)                                                      2,606,486          269,562
Trust 222, Cl. 2, 18.024%, 6/1/23 (4)                                                             652,365          151,943
Trust 233, Cl. 2, 18.569%, 8/1/23 (4)                                                             544,432          132,924
Trust 240, Cl. 2, 22.402%, 9/1/23 (4)                                                           1,033,645          259,199
Trust 252, Cl. 2, 17.181%, 11/1/23 (4)                                                            485,225          121,121
Trust 273, Cl. 2, 15.437%, 8/1/26 (4)                                                             134,810           29,382
Trust 319, Cl. 2, 11.47%, 2/1/32 (4)                                                              177,945           41,867
Trust 321, Cl. 2, 6.852%, 4/1/32 (4)                                                            1,851,299          432,439
Trust 331, Cl. 9, 15.81%, 2/1/33 (4)                                                              506,507          114,110
Trust 333, Cl. 2, 3.891%, 4/1/33 (4)                                                              433,596           95,147
Trust 334, Cl. 17, 22.813%, 2/1/33 (4)                                                            291,668           69,221

                        6 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                              Principal
                                                                                                Amount           Value
                                                                                            -------------    -------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 334, Cl. 3, 11.057%, 7/1/33 (4)                                                       $      76,898    $      16,870
Trust 338, Cl. 2, 2.812%, 7/1/33 (4)                                                              399,145           87,746
Trust 339, Cl. 12, 9.777%, 7/1/33 (4)                                                             518,543          118,271
Trust 339, Cl. 7, 7.551%, 7/1/33 (4)                                                            1,966,767          428,675
Trust 339, Cl. 8, 8.584%, 8/1/33 (4)                                                               42,977            9,510
Trust 342, Cl. 2, 11.484%, 9/1/33 (4)                                                              16,725            3,769
Trust 343, Cl. 13, 10.171%, 9/1/33 (4)                                                            419,984           93,297
Trust 344, Cl. 2, 8.219%, 12/1/33 (4)                                                           2,978,524          660,103
Trust 345, Cl. 9, 11.203%, 1/1/34 (4)                                                             729,529          145,061
Trust 346, Cl. 2, 2.956%, 12/1/33 (4)                                                             417,726           91,880
Trust 351, Cl. 10, 9.48%, 4/1/34 (4)                                                               72,032           15,856
Trust 351, Cl. 11, 9.889%, 11/1/34 (4)                                                             72,823           14,883
Trust 351, Cl. 8, 8.01%, 4/1/34 (4)                                                               220,558           44,291
Trust 356, Cl. 10, 9.542%, 6/1/35 (4)                                                             187,396           44,352
Trust 356, Cl. 12, 7.968%, 2/1/35 (4)                                                             101,900           24,129
Trust 362, Cl. 12, 9.291%, 8/1/35 (4)                                                           1,217,352          284,491
Trust 362, Cl. 13, 7.50%, 8/1/35 (4)                                                              674,574          157,731
Trust 364, Cl. 16, 9.857%, 9/1/35 (4)                                                             532,369          129,387
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security,
Trust 1993-184, Cl. M, 4.996%, 9/25/23 (5)                                                        229,512          179,960
                                                                                                             -------------
                                                                                                                91,525,517
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn., 8%, 4/15/23                                                   135,717          148,859
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 41.431%, 1/16/27 (4)                                                      368,731           38,297
Series 2002-15, Cl. SM, 35.996%, 2/16/32 (4)                                                      440,736           43,231
Series 2002-76, Cl. SY, 38.458%, 12/16/26 (4)                                                     922,974           96,618
Series 2004-11, Cl. SM, 22.25%, 1/17/30 (4)                                                       292,029           30,184
Series 2006-47, Cl. SA, 37.964%, 8/16/36 (4)                                                    1,595,118          144,881
                                                                                                             -------------
                                                                                                                   502,070
NON-AGENCY--15.6%
COMMERCIAL--5.4%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2006-1, Cl. AM, 5.421%, 9/1/45                                             1,800,000        1,463,291
Banc of America Funding Corp., Mtg. Pass-Through Certificates, Series 2004-2,
Cl. 2A1, 6.50%, 7/20/32                                                                           508,871          509,456
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                            447,308          414,692
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1B, 2.572%, 9/25/36 (3)                                                              128,873          126,517
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through
Certificates, Series 2008-C7, Cl. AM, 6.404%, 12/1/49 (3)                                         780,000          621,934

                        7 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                              Principal
                                                                                                Amount           Value
                                                                                            -------------    -------------
COMMERCIAL CONTINUED
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                      $      68,823    $      67,844
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 3.607%, 10/25/36 (3)                                                   1,373,955        1,183,355
Series 2006-A5, Cl. 1A13, 3.657%, 10/25/36 (3)                                                    724,313          597,494
CWALT Alternative Loan Trust 2006-HY13, Mtg. Pass-Through Certificates, Series
2006-HY13, Cl. 3A1, 5.975%, 1/1/47 (3)                                                            162,393          136,111
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                          238,996          236,315
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                        715,257          699,707
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                                             84,996           83,491
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-Through
Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                                               368,068          313,156
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through
Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                            433,285          391,878
Greenwich Capital Commercial Mortgage 2007-GG11, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG11, Cl. A4, 5.736%, 8/1/17                                            790,000          672,524
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42                                                         450,000          377,758
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                                                          1,650,000        1,426,411
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through
Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                                                         1,010,000          976,307
Series 2006-C1, Cl. AM, 5.217%, 2/11/31 (3)                                                     1,010,000          810,515
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through
Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                             910,000          851,717
Mastr Alternative Loan Trust, CMO Pass-Through Certificates, Series 2004-6, Cl.
10A1, 6%, 7/25/34                                                                                 767,861          678,528
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-9, Commercial Mtg.
Pass-Through Certificates, Series 2007-9, Cl. A4, 5.70%, 9/1/17                                 1,450,000        1,231,514
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates, Series
1998-D6, Cl. A1B, 6.59%, 3/15/30                                                                   14,151           14,147
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                     983,000        1,000,737
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series
2007-QS6, Cl. A114, 5.75%, 4/25/37                                                                630,797          512,559
Residential Asset Securitization Trust 2006-A9CB, Mtg. Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                               829,141          768,318
STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through Certificates, Series 2007-3,
Cl. 1A1, 5.659%, 6/1/37 (2,3)                                                                   1,181,341          974,607

                        8 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                              Principal
                                                                                                Amount           Value
                                                                                            -------------    -------------
COMMERCIAL CONTINUED
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-Through
Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                     $     256,000    $     243,400
Wachovia Mortgage Loan Trust LLC, Mtg. Pass-Through Certificates, Series 2007-A,
Cl. 1A1, 5.982%, 3/1/37 (3)                                                                       261,065          249,805
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY1, Cl. 1A2, 5.711%, 2/25/37 (2,3)                                     344,578          137,831
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY3, Cl. 2A2, 5.668%, 3/1/37 (3)                                        884,034          526,013
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY4, Cl. 5A1, 5.584%, 11/1/36 (3)                                       228,720          179,209
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY5, Cl. 2A3, 5.658%, 5/1/37 (3)                                        238,495          198,746
Wells Fargo Mortgage-Backed Securities 2004-EE Trust, Mtg. Pass-Through
Certificates, Series 2004-EE, Cl. 3A2, 4.261%, 12/1/34 (3)                                        424,130          393,211
Wells Fargo Mortgage-Backed Securities 2004-U Trust, Mtg. Pass-Through
Certificates, Series 2004-U, Cl. A1, 5.673%, 10/1/34 (3)                                           75,964           73,918
                                                                                                             -------------
                                                                                                                19,143,016
MANUFACTURED HOUSING--0.8%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36 (3)                                     1,430,762        1,196,223
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A5, 5.106%, 3/25/36 (3)                                     1,743,632        1,551,153
                                                                                                             -------------
                                                                                                                 2,747,376
MULTIFAMILY--4.4%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.709%, 6/25/33 (3)                                                       814,012          811,931
Series 2005-F, Cl. 2A3, 4.71%, 7/25/35 (3)                                                      1,277,699        1,175,005
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series 2006-4,
Cl. 2A1, 5.788%, 10/25/36 (3)                                                                     685,180          497,492
CHL Mortgage Pass-Through Trust 2003-46, Mtg. Pass-Through Certificates, Series
2003-46, Cl. 1A2, 4.411%, 1/19/34 (3)                                                             724,886          723,888
CHL Mortgage Pass-Through Trust 2005-HYB1, Mtg. Pass-Through Certificates,
Series 2005-HYB1, Cl. 1A2, 4.981%, 3/25/35 (3)                                                  1,223,714          983,942
CHL Mortgage Pass-Through Trust 2007-HY1, Mtg. Pass-Through Certificates, Series
2007-HY1, Cl. 1A1, 5.696%, 4/25/37 (3)                                                          1,679,348        1,293,945

                        9 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                              Principal
                                                                                                Amount           Value
                                                                                            -------------    -------------
MULTIFAMILY CONTINUED
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Asset-Backed Pass-Through
Certificates, Series 2006-AR5, Cl. 1A3A, 5.888%, 7/25/36 (3)                                $     562,899    $     490,100
CWALT Alternative Loan Trust 2004-28CB, Mtg. Pass-Through Certificates, Series
2004-28CB, Cl. 2A4, 5.75%, 1/25/35                                                              1,166,000          947,518
CWALT Alternative Loan Trust 2005-85CB, Mtg. Pass-Through Certificates, Series
2005-85CB, Cl. 2A3, 5.50%, 2/25/36                                                                860,000          755,898
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.30%, 7/19/35 (3)                                                    1,251,409        1,054,383
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                                            800,000          678,968
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates, Series
2005-AR7, Cl. 3A1, 5.144%, 11/25/35 (3)                                                         2,003,563        1,792,395
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through Certificates,
Series 2007-2, Cl. 2A1, 5.975%, 6/25/37 (3)                                                     1,509,903        1,335,379
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg. Pass-Through
Certificates, Series 2004-AA, Cl. 2A, 4.992%, 12/25/34 (3)                                        412,904          375,388
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through
Certificates, Series 2004-S, Cl. A1, 3.621%, 9/25/34 (3)                                          344,622          304,645
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR2, Cl. 2A2, 4.549%, 3/25/35 (3)                                       247,105          214,088
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 2A2, 4.537%, 4/25/35 (3)                                       408,394          354,713
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through
Certificates:
Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36 (3)                                                    854,924          702,997
Series 2006-AR10, Cl. 2A1, 5.636%, 7/25/36 (3)                                                    656,831          505,041
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A6, 5.106%, 3/25/36 (3)                                       337,004          261,576
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR6, Cl. 3A1, 5.093%, 3/25/36 (3)                                       431,088          395,303
                                                                                                             -------------
                                                                                                                15,654,595
RESIDENTIAL--5.0%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2007-4, Cl. A4, 5.936%, 7/1/17 (3)                                           820,000          702,894
Chase Mortgage Finance Trust 2005-S1, Multiclass Mtg. Pass-Through Certificates,
Series 2005-S1, Cl. 1A5, 5.50%, 5/25/35                                                           490,000          413,982
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through Certificates, Series
2007-HY4, Cl. 1A1, 6.092%, 9/1/47 (3)                                                           1,712,022        1,330,530
CWALT Alternative Loan Trust 2004-24CB, Mtg. Pass-Through Certificates, Series
2004-24CB, Cl. 1A1, 6%, 11/1/34                                                                   665,921          595,110

                        10 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                              Principal
                                                                                                Amount           Value
                                                                                            -------------    -------------
RESIDENTIAL CONTINUED
CWALT Alternative Loan Trust 2004-28CB, Mtg. Pass-Through Certificates, Series
2004-28CB, Cl. 3A1, 6%, 1/1/35                                                              $     542,689    $     414,254
CWALT Alternative Loan Trust 2005-18CB, Mtg. Pass-Through Certificates, Series
2005-18CB, Cl. A8, 5.50%, 5/25/36                                                               1,170,000          898,703
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates, Series
2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                1,001,989          878,473
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through
Certificates:
Series 2007-C7, Cl. A3, 5.866%, 9/11/45                                                         1,840,000        1,581,474
Series 2007-C7, Cl. AM, 6.374%, 9/11/45 (3)                                                       550,000          440,166
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through Certificates,
Series 2006-AR, Cl. 5A3, 5.417%, 6/25/36 (3)                                                      530,000          441,774
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series
2003-QS1, Cl. A2, 5.75%, 1/25/33                                                                  309,835          291,997
RALI Series 2004-QS10 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series
2004-QS10, Cl. A3, 3.707%, 7/25/34 (3)                                                            116,115          104,354
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series
2006-QS13, Cl. 1A8, 6%, 9/25/36                                                                   427,344          425,216
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series
2006-QS5, Cl. 2A2, 6%, 5/1/36                                                                     269,509          262,190
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through Certificates, Series
2007-S1, Cl. 3A1, 5.01%, 8/1/22 (3)                                                             1,904,979        1,714,481
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg. Pass-Through
Certificates, Series 2003-AR9, Cl. 2A, 4.489%, 9/25/33 (3)                                        509,388          492,315
WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 (3)                                    1,776,022        1,351,539
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR8, Cl. 2A1, 6.128%, 8/25/36 (3)                                     1,633,750        1,457,005
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY2, Cl. 2A1, 6.612%, 11/1/36 (3)                                       102,318           88,688
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY6, Cl. 2A1, 5.695%, 6/25/37 (3)                                     1,206,511          985,118
Washington Mutual Mortgage Pass-Through Certificates, Mtg. Pass-Through
Certificates, Series 2007-1, Cl. 1A8, 6%, 2/25/37                                               1,847,220        1,793,640
Wells Fargo Mortgage-Backed Securities 2003-6 Trust, Mtg. Pass-Through
Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18                                                 657,788          621,027
Wells Fargo Mortgage-Backed Securities 2004-EE Trust, Mtg. Pass-Through
Certificates, Series 2004-EE, Cl. 3A1, 4.261%, 12/1/34 (3)                                        179,077          166,022
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through
Certificates, Series 2004-R, Cl. 2A1, 4.369%, 9/1/34 (3)                                           95,614           80,722

                        11 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                              Principal
                                                                                                Amount           Value
                                                                                            -------------    -------------
RESIDENTIAL CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 2A2, 5.539%, 4/1/36 (2,3)                                $     715,338    $     343,362
                                                                                                             -------------
                                                                                                                17,875,036
                                                                                                             -------------
Total Mortgage-Backed Obligations (Cost $154,012,415)                                                          147,447,610
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--12.2%
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                                400,000          391,756
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                    880,000          818,244
American International Group, Inc., 6.25% Jr. Sub. Bonds, 3/15/37                                 560,000           89,732
Axa SA, 6.379% Sub. Perpetual Bonds (8,9)                                                       2,135,000        1,191,958
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K (9)                                                         1,345,000        1,066,020
8.125% Perpetual Bonds, Series M (9)                                                              225,000          182,068
Barclays Bank plc, 6.278% Perpetual Bonds (9)                                                   2,600,000        1,903,408
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                                  1,520,000        1,489,600
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                                     310,000          296,006
Capmark Financial Group, Inc.:
3.453% Sr. Unsec. Nts., 5/10/10 (3)                                                               375,000          266,409
5.875% Sr. Unsec. Nts., 5/10/12                                                                   585,000          291,882
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09 (2)                                                  765,000          726,750
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                                    670,000          473,782
Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57 (3)                                                              1,870,000        1,393,752
8.40% Perpetual Bonds, Series E (9)                                                               760,000          518,252
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                           710,000          461,500
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                                                 360,000          398,748
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09 (2)                                                        285,000          281,794
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                  126,000          132,334
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 (2)                                                 445,000          446,113
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08 (2)                                          1,285,000        1,285,000
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12                                 195,000          189,696
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                                           2,030,000        1,456,474
Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08 (2,3)                                               141,000          142,586
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                              1,400,000          528,317
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                   1,850,000        1,216,175
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A (8,9)                                           3,100,000        1,749,135
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 (3)                                        2,530,000        1,901,902
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08 (8)                      610,000          611,249
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1 (9)                                       1,520,000        1,283,079
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13                          830,000          808,852
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38 (10)                                   2,910,000           14,550

                        12 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                              Principal
                                                                                Amount         Value
                                                                            ------------   -------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                $  1,010,000   $     979,700
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                    290,000         292,350
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                       950,000         956,529
Macy's Retail Holdings, Inc., 4.80% Sr. Nts., 7/15/09                            875,000         855,355
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                565,000         311,602
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                       1,795,000       1,509,433
MetLife Capital Trust X, 9.25% Sec. Bonds, 4/8/68 (3)                            300,000         284,870
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 (3)                       1,710,000       1,066,481
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                    1,305,000       1,226,700
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                    1,030,000       1,059,454
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                865,000         869,991
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 (8)        256,787         259,579
Popular North America, Inc., 4.70% Nts., 6/30/09                               1,360,000       1,321,704
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 (8)                  1,285,000       1,488,863
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 (8)                    1,110,000       1,233,964
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08 (2)                                                 131,000         130,345
8.875% Unsec. Unsub. Nts., 3/15/12                                               670,000         659,950
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                500,000         504,958
SLM Corp., 4% Nts., 1/15/09                                                      915,000         750,291
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                          490,000         497,935
Tribune Co., 5.50% Nts., Series E, 10/6/08 (2)                                   765,000         761,175
Univision Communications, Inc., 3.875% Sr. Unsec. Nts., 10/15/08                 315,000         313,425
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                              210,000         203,522
Washington Mutual Bank NV, 2.891% Sr. Unsec. Nts., 5/1/09 (3)                    970,000         237,650
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                              985,000       1,009,775
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14            740,000         634,550
                                                                                           -------------
Total Non-Convertible Corporate Bonds and Notes (Cost $55,612,518)                            43,427,274

CONVERTIBLE CORPORATE BONDS AND NOTES--0.3%
Theravance, Inc., 3% Cv. Sub. Nts., 1/15/15 (Cost $1,486,000)                  1,486,000       1,077,350

                                                                               Shares
                                                                            ------------   -------------
INVESTMENT COMPANY--0.9%
Oppenheimer Institutional Money Market Fund,
Cl. E, 3.15%  (11,12) (Cost $3,333,004)                                        3,333,004       3,333,004
Total Investments, at Value (Cost $421,646,169)                                    114.8%    408,036,266
Liabilities in Excess of Other Assets                                              (14.8)    (52,686,515)
                                                                            ------------   -------------
Net Assets                                                                         100.0%  $ 355,349,751
                                                                            ============   =============

Footnotes to Statement of Investments

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $5,229,567, which represents 1.47% of the Fund's net assets. See accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

                        13 | Oppenheimer Balanced Fund/VA

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $7,654,759 or 2.15% of the Fund's net assets as of September 30, 2008.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $314,896 or 0.09% of the Fund's net assets as of September 30, 2008.

6. When-issued security or delayed delivery to be delivered and settled after September 30, 2008. See accompanying Notes.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $5,180,052. See accompanying Notes.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,534,748 or 1.84% of the Fund's net assets as of September 30, 2008.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Issue is in default. See accompanying Notes.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES           GROSS         GROSS            SHARES
                                                        DECEMBER 31, 2007    ADDITIONS    REDUCTIONS    SEPTEMBER 30, 2008
                                                        -----------------   -----------   -----------   ------------------
OFI Liquid Assets Fund, LLC                                            --       667,850       667,850                   --
Oppenheimer Institutional Money Market Fund, Cl. E             16,578,809   104,022,725   117,268,530            3,333,004

                                                                                             VALUE            INCOME
                                                                                          -----------   ------------------
OFI Liquid Assets Fund, LLC                                                               $        --   $               96 (a)
Oppenheimer Institutional Money Market Fund, Cl. E                                          3,333,004              143,926
                                                                                          -----------   ------------------
                                                                                          $ 3,333,004   $          144,022
                                                                                          ===========   ==================

a. Net of compensation to counterparties.

12. Rate shown is the 7-day yield as of September 30, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                                                                OTHER FINANCIAL
VALUATION DESCRIPTION                             INVESTMENTS IN SECURITIES       INSTRUMENTS*
-----------------------------------------------   -------------------------   -------------------
Level 1--Quoted Prices                            $             201,392,013   $           286,845
Level 2--Other Significant Observable Inputs                    206,644,253            (6,897,360)
Level 3--Significant Unobservable Inputs                                 --                    --
                                                  -------------------------   -------------------
   Total                                          $             408,036,266   $        (6,610,515)
                                                  =========================   ===================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

                        14 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                          BUY/   CONTRACT AMOUNT           EXPIRATION                  UNREALIZED
CONTRACT DESCRIPTION                      SELL       (000S)                   DATES         VALUE     APPRECIATION
---------------------------------------   ----   ---------------   ---   ---------------   --------   ------------
Singapore Dollar (SGD)                    Sell                13   SGD   10/2/08-10/3/08   $  8,994   $         52

FUTURES CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                   NUMBER                                  UNREALIZED
                                          BUY/       OF      EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION                      SELL   CONTRACTS      DATE          VALUE      (DEPRECIATION)
---------------------------------------   ----   ---------   ----------   ------------   --------------
U.S. Long Bonds, 20 yr.                    Buy         114     12/19/08   $ 13,357,594   $     (165,047)
U.S. Treasury Nts., 2 yr.                 Sell         310     12/31/08     66,165,625         (315,453)
U.S. Treasury Nts., 5 yr.                  Buy          73     12/31/08      8,193,109           26,075
U.S. Treasury Nts., 10 yr.                Sell         160     12/19/08     18,340,000          231,785
                                                                                         --------------
                                                                                         $     (222,640)
                                                                                         ==============

CREDIT DEFAULT SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                                                     PAY/                  UPFRONT
                                                              BUY/SELL   NOTIONAL  RECEIVE                 PAYMENT
SWAP                                                           CREDIT     AMOUNT    FIXED    TERMINATION  RECEIVED/
COUNTERPARTY                       REFERENCE ENTITY          PROTECTION   (000S)     RATE        DATE       (PAID)     VALUE
----------------------  -----------------------------------  ----------  --------  -------   -----------  ---------  ----------
Barclays Bank plc:
                        ABX.HE.AA.06-2 Index                       Sell  $    350    0.170%      5/25/46  $ 270,766  $ (270,643)
                        American International Group, Inc.         Sell       180    3.000       3/20/09         --      (4,833)
                        American International Group, Inc.         Sell       695    4.000       3/20/09         --     (15,364)
                        American International Group, Inc.         Sell       595    5.350       3/20/09         --      (9,342)
                        Capmark Financial Group, Inc.              Sell       520    1.000       6/20/12         --    (218,085)
                        Citigroup, Inc.                            Sell       115   10.500       6/20/09         --      (4,098)
                        Dillard's, Inc.                            Sell       370    1.900      12/20/08         --      (3,499)
                        HCP, Inc.                                  Sell       455    4.600       3/20/09         --         367
                        iStar Financial, Inc.                      Sell       480    4.400      12/20/12         --    (179,177)
                        Kohl's Corp.                                Buy       285    1.180       6/20/18         --       3,686
                        Kohl's Corp.                               Sell       285    1.080       6/20/13         --      (1,479)
                        Kohl's Corp.                               Sell       285    0.900       6/20/13         --      (3,637)
                        Kohl's Corp.                                Buy       285    1.040       6/20/18         --       6,627
                        Lehman Brothers Holdings, Inc.             Sell     1,110    0.490       9/20/10         --    (977,191)
                        Merrill Lynch & Co., Inc.                  Sell     1,080    4.150       9/20/09         --       1,299
                        Six Flags, Inc.                            Sell       535    8.250      12/20/08         --      (6,288)
                        The Goldman Sachs Group, Inc.              Sell       520    5.750      12/20/09         --       1,358

                        15 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                        XL Capital Ltd.                            Sell       610    3.550       9/20/09         --          310
                                                                                                          ---------   ----------
                                                                                                            270,766   (1,679,989)
Credit Suisse
International:
                        iStar Financial, Inc.                      Sell        65    4.000      12/20/12         --      (24,780)
                        iStar Financial, Inc.                      Sell       160   12.000       3/20/09         --      (14,857)
                        JPMorgan Chase & Co.                       Sell       645    2.088      12/20/08         --          267
                        Merrill Lynch & Co., Inc.                  Sell       540    4.150       9/20/09         --          650
                        Morgan Stanley                             Sell       715    7.800      12/20/13         --      (65,793)
                        Rite Aid Corp.                             Sell       115    7.500       3/20/09         --       (5,297)
                        Rite Aid Corp.                             Sell       305    5.000       9/20/09     18,300      (15,796)
                        Sprint Nextel Corp.                        Sell     1,300    6.300       3/20/09         --        17,133
                        Tribune Co.                                Sell        50    5.000      12/20/09     11,000      (11,942)
                        Tribune Co.                                Sell       255    5.000      12/20/09     58,650      (61,043)
                        TXU Corp.                                  Sell       175    5.910      12/20/12         --      (13,539)
                        TXU Corp.                                  Sell       170    6.050      12/20/12         --      (12,436)
                        TXU Corp.                                  Sell       175    6.000      12/20/12         --      (13,065)
                        Vornado Realty LP                          Sell       300    3.600       3/20/09         --        4,673
                        Wachovia Corp.                             Sell       585    1.000       3/20/09         --      (12,537)
                        Washington Mutual, Inc.                    Sell       320    6.500      12/20/08         --     (115,234)
                        Washington Mutual, Inc.                    Sell     1,110    6.800       6/20/09         --     (399,718)
                                                                                                          ---------   ----------
                                                                                                             87,950     (743,314)

Deutsche Bank AG:
                        ABX.HE.AA.06-2 Index                       Sell       240    0.170       5/25/46     28,798     (185,583)
                        Allied Waste North America, Inc.           Sell       340    2.000       9/20/09         --       (1,454)
                        Allied Waste North America, Inc.           Sell       530    2.000       9/20/09         --       (2,267)
                        Ambac Assurance Corp.                      Sell       315    8.450      12/20/08         --       (9,634)
                        American International Group, Inc.         Sell       870    4.000       3/20/09         --      (19,233)
                        Cemex                                      Sell       300    2.000       3/20/09         --           64
                        Centex Corp.                               Sell       135    1.550       9/20/09         --       (2,791)
                        Dow Jones CDX.NA.IG.7 Index                 Buy     4,700    0.400      12/20/11       (483)     164,166
                        iStar Financial, Inc.                      Sell     1,035    2.925      12/20/08         --      (69,574)
                        iStar Financial, Inc.                      Sell       600    3.000      12/20/08         --      (40,229)
                        iStar Financial, Inc.                      Sell        75    4.320      12/20/12         --      (28,116)

                        16 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                        iStar Financial, Inc.                      Sell       400   12.000       3/20/09         --      (37,143)
                        Jones Apparel Group, Inc.                  Sell       290    2.720       6/20/13         --       (2,980)
                        Jones Apparel Group, Inc.                   Buy       290    2.635       6/20/18         --        5,788
                        Kohl's Corp.                               Sell       280    1.180       6/20/13         --         (275)
                        Kohl's Corp.                                Buy       280    1.300       6/20/18         --        1,145
                        Liz Claiborne, Inc.                        Sell     1,095    3.250       6/20/09         --          609
                        MBIA Insurance Corp.                       Sell       865    8.850      12/20/08         --      (23,213)
                        Prudential Financial, Inc.                 Sell       385    2.050       6/20/09         --          (90)
                        Temple-Inland, Inc.                        Sell       135    3.000       9/20/09         --           52
                        Tenet Healthcare Corp.                     Sell       870    1.600       3/20/09         --       (5,526)
                        The Goldman Sachs Group, Inc.              Sell       525    5.500      12/20/09         --         (141)
                        The Goldman Sachs Group, Inc.              Sell       420    5.450      12/20/09         --         (418)
                        Vornado Realty LP                          Sell       605    3.875       6/20/09         --       10,254
                        Wachovia Corp.                             Sell     1,305    1.000       3/20/09         --      (27,968)
                        Washington Mutual, Inc.                    Sell       125    4.500      12/20/08         --      (45,013)
                        Washington Mutual, Inc.                    Sell       610    4.500      12/20/08         --     (219,665)
                        XL Capital Ltd.                            Sell       690    3.550       9/20/09         --          351
                                                                                                          ---------   ----------
                                                                                                             28,315     (538,884)

Goldman Sachs Capital
Markets LP:
                        ABX.HE.AA.06-2 Index                       Sell        85    0.170       5/25/46      7,003      (65,727)
                        ABX.HE.AA.06-2 Index                       Sell       330    0.170       5/25/46    130,342     (255,177)
                        Capmark Financial Group, Inc.              Sell       535    0.950       6/20/12         --     (224,885)
                        D.R. Horton, Inc.                          Sell       475    4.210      12/20/08         --          545
                        iStar Financial, Inc.                      Sell        75    3.950      12/20/12         --      (28,667)
                        Pulte Homes, Inc.                          Sell       800    2.750       9/20/09         --       (7,357)
                        Sprint Nextel Corp.                        Sell       470    6.300       3/20/09         --        6,194
                                                                                                          ---------   ----------
                                                                                                            137,345     (575,074)

Goldman Sachs
International:
                        R.H. Donnelley Corp.                       Sell       655    9.000       3/20/09         --       (5,722)
                        Univision Communications, Inc.             Sell       155    5.000       6/20/09     15,500      (10,454)
                        Univision Communications, Inc.             Sell        60    5.000       6/20/09      6,600       (4,047)
                        Univision Communications, Inc.             Sell       160    5.000       6/20/09      9,600      (10,791)
                                                                                                          ---------   ----------
                                                                                                             31,700      (31,014)

                        17 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

Morgan Stanley Capital
Services, Inc.:
                        ABX.HE.AA.06-2 Index                       Sell        85    0.170       5/25/46      6,791      (65,727)
                        ABX.HE.AA.06-2 Index                       Sell       160    0.170       5/25/46     15,999     (123,722)
                        American International Group, Inc.         Sell       520    4.000       3/20/09         --      (11,495)
                        Capmark Financial Group, Inc.              Sell        50    5.000       6/20/12     13,500      (17,164)
                        Countrywide Home Loans, Inc.               Sell     1,615    0.420       6/20/09         --      (31,026)
                        Ford Motor Co.                             Sell     1,100    7.150      12/20/16         --     (387,676)
                        Ford Motor Co.                             Sell       525    7.050      12/20/16         --     (196,249)
                        General Motors Corp.                       Sell       545    5.800      12/20/16         --     (287,593)
                        General Motors Corp.                       Sell       535    5.750      12/20/16         --     (282,553)
                        Inco Ltd.                                   Buy       545    0.700       3/20/17         --       13,160
                        Inco Ltd.                                   Buy       550    0.630       3/20/17         --       23,738
                        J.C. Penney Co., Inc.                      Sell       545    1.300      12/20/17         --      (29,018)
                        J.C. Penney Co., Inc.                      Sell       525    1.070      12/20/17         --      (36,101)
                        Jones Apparel Group, Inc.                  Sell       575    3.200       6/20/13         --        4,953
                        Jones Apparel Group, Inc.                   Buy       575    2.970       6/20/18         --       (1,202)
                        Kohl's Corp.                                Buy       785    0.660      12/20/17         --       45,992
                        Kohl's Corp.                                Buy       820    0.870      12/20/17         --       35,932
                        Lennar Corp.                               Sell       535    2.900      12/20/08         --       (4,358)
                        Liz Claiborne, Inc.                        Sell       560    3.100       6/20/13         --      (13,822)
                        Liz Claiborne, Inc.                         Buy       560    2.900       6/20/18         --       25,469
                        Louisiana-Pacific Corp.                    Sell       550    6.250       9/20/09         --         (617)
                        The Hartford Financial Services
                        Group, Inc.                                Sell       300    2.400       3/20/09         --        2,049
                        Univision Communications Inc.              Sell       110    5.000      12/20/09      7,700       (7,449)
                        Vale Overseas Ltd.                         Sell       545    1.170       3/20/17         --      (35,774)
                        Vale Overseas Ltd.                         Sell       550    1.100       3/20/17         --      (38,521)
                        Wachovia Corp.                             Sell     1,455    3.250       3/20/09         --       (9,858)
                                                                                                          ---------  -----------
                                                                                                             43,990   (1,428,632)
                                                                                                          ---------  -----------
                                                                                                          $ 600,066  $(4,996,907)
                                                                                                          =========  ===========

                        18 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

INTEREST RATE SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                                RECEIVED
SWAP                      NOTIONAL                                 BY      TERMINATION
COUNTERPARTY               AMOUNT         PAID BY THE FUND      THE FUND      DATE        VALUE
----------------------  -----------  -------------------------  --------   -----------  ---------
Deutsche Bank AG        $ 4,300,000  Three-Month USD BBA LIBOR     5.529%    8/10/17    $ 430,783

Index abbreviation is as follows:

BBA LIBOR       British Bankers' Association London-Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                                          RECEIVED
                                   NOTIONAL                                  BY            TERMINATION
SWAP COUNTERPARTY                   AMOUNT      PAID BY THE FUND           THE FUND            DATE         VALUE
--------------------------------  ----------  ---------------------  --------------------  -----------  ------------
Goldman Sachs Group, Inc. (The):
                                               If credit spreads as  If credit spreads as
                                                 represented by the    represented by the
                                                    Lehman Brothers       Lehman Brothers
                                                 U.S. CMBS AAA 8.5+    U.S. CMBS AAA 8.5+
                                              Index widen, pays the         Index narrow,
                                                     spread change*   receives the spread
                                  $1,100,000                                      change*       3/1/09  $    (60,030)

                                               If credit spreads as  If credit spreads as
                                                 represented by the    represented by the
                                                    Lehman Brothers       Lehman Brothers
                                                 U.S. CMBS AAA 8.5+    U.S. CMBS AAA 8.5+
                                              Index widen, pays the         Index narrow,
                                                 spread change plus   receives the spread
                                   1,440,000      200 basis points*               change*       3/1/09       (78,399)

                                               If credit spreads as  If credit spreads as
                                                 represented by the    represented by the
                                                    Lehman Brothers       Lehman Brothers
                                                 U.S. CMBS AAA 8.5+    U.S. CMBS AAA 8.5+
                                              Index widen, pays the         Index narrow,
                                                spread change minus   receives the spread
                                   3,750,000       50 basis points*               change*      12/1/08      (205,723)

                                               If credit spreads as  If credit spreads as
                                                 represented by the    represented by the
                                                    Lehman Brothers       Lehman Brothers
                                                 U.S. CMBS AAA 8.5+    U.S. CMBS AAA 8.5+
                                              Index widen, pays the         Index narrow,
                                                     spread change*   receives the spread
                                     445,000                                      change*      11/1/08       (23,946)

                                               If credit spreads as  If credit spreads as
                                                 represented by the    represented by the
                                                    Lehman Brothers       Lehman Brothers
                                                 U.S. CMBS AAA 8.5+    U.S. CMBS AAA 8.5+
                                              Index widen, pays the         Index narrow,
                                                     spread change*   receives the spread
                                   1,880,000                                      change*       2/1/09      (102,597)

                                               If credit spreads as  If credit spreads as
                                                 represented by the    represented by the
                                                    Banc of America       Banc of America
                                                 Securities LLC AAA    Securities LLC AAA
                                                   10 yr CMBS Daily      10 yr CMBS Daily
                                              Index widen, pays the         Index narrow,
                                                spread change minus   receives the spread
                                  16,370,000      660 basis points*               change*      3/31/09      (500,451)
                                                                                                        ------------
                                                                                                            (971,146)

Morgan Stanley:

                        19 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited


                                               If credit spreads as  If credit spreads as
                                                 represented by the    represented by the
                                                    Lehman Brothers       Lehman Brothers
                                                      U.S. CMBS AAA         U.S. CMBS AAA
                                              Index widen, pays the         Index narrow,
                                                     spread change*   receives the spread
                                   3,200,000                                      change*       2/1/09       (89,146)

                                               If credit spreads as  If credit spreads as
                                                 represented by the    represented by the
                                                    Lehman Brothers       Lehman Brothers
                                                      U.S. CMBS AAA         U.S. CMBS AAA
                                              Index widen, pays the         Index narrow,
                                                     spread change*   receives the spread
                                   6,100,000                                      change*       3/1/09      (170,242)

                                               If credit spreads as  If credit spreads as
                                                 represented by the    represented by the
                                                    Lehman Brothers       Lehman Brothers
                                                 U.S. CMBS AAA 8.5+    U.S. CMBS AAA 8.5+
                                              Index widen, pays the         Index narrow,
                                                 spread change plus   receives the spread
                                   2,670,000      250 basis points*               change*       3/1/09      (145,512)

                                               If credit spreads as  If credit spreads as
                                                 represented by the    represented by the
                                                    Lehman Brothers       Lehman Brothers
                                                 U.S. CMBS AAA 8.5+    U.S. CMBS AAA 8.5+
                                              Index widen, pays the         Index narrow,
                                                 spread change plus   receives the spread
                                   2,900,000      350 basis points*               change*       3/1/09      (156,885)

                                               If credit spreads as  If credit spreads as
                                                 represented by the    represented by the
                                                    Lehman Brothers       Lehman Brothers
                                                 U.S. CMBS AAA 8.5+    U.S. CMBS AAA 8.5+
                                              Index widen, pays the         Index narrow,
                                                spread change minus   receives the spread
                                   7,280,000       50 basis points*               change*      12/1/08      (395,890)

                                               If credit spreads as  If credit spreads as
                                                 represented by the    represented by the
                                                    Lehman Brothers       Lehman Brothers
                                                 U.S. CMBS AAA 8.5+    U.S. CMBS AAA 8.5+
                                              Index widen, pays the         Index narrow,
                                                spread change minus   receives the spread
                                   1,860,000       65 basis points*               change*      12/1/08      (101,249)

                                               If credit spreads as  If credit spreads as
                                                 represented by the    represented by the
                                                    Lehman Brothers       Lehman Brothers
                                                 U.S. CMBS AAA 8.5+    U.S. CMBS AAA 8.5+
                                              Index widen, pays the         Index narrow,
                                                spread change minus   receives the spread
                                   1,530,000       95 basis points*               change*       2/1/09       (82,330)

                                               If credit spreads as  If credit spreads as
                                                 represented by the    represented by the
                                                    Lehman Brothers       Lehman Brothers
                                                 U.S. CMBS AAA 8.5+    U.S. CMBS AAA 8.5+
                                              Index widen, pays the         Index narrow,
                                                spread change minus   receives the spread
                                   1,530,000       95 basis points*               change*       2/1/09       (83,217)

                                               If credit spreads as  If credit spreads as
                                                 represented by the    represented by the
                                                    Lehman Brothers       Lehman Brothers
                                                 U.S. CMBS AAA 8.5+    U.S. CMBS AAA 8.5+
                                              Index widen, pays the         Index narrow,
                                                spread change minus   receives the spread
                                   1,590,000       70 basis points*               change*       2/1/09       (86,880)


                        20 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                              If credit spreads as          If credit spreads as
                         represented by the Lehman     represented by the Lehman
                       Brothers U.S. CMBS AAA 8.5+   Brothers U.S. CMBS AAA 8.5+
                      Index widen, pays the spread    Index narrow, receives the
          900,000    change minus 50 basis points*                spread change*    2/1/09          (48,791)
                                                                                               ------------
                                                                                                 (1,360,142)
                                                                                               ------------
                                                                                               $ (2,331,288)
                                                                                               ============



* The CMBS Indexes are representative indexes of segments of the commercial mortgage backed securities market. These indexes are measured by movements in the credit spreads of the underlying holdings. As the credit market perceives an improvement in the credit quality of an Index's underlying holdings and reduced probability of default, the spread of an index narrows. As the credit market perceives a decrease in credit quality and an increased probability of default on an Index's underlying holdings, the spread widens.

Abbreviation is as follows:
CMBS                           Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ (R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

                       21 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                              WHEN-ISSUED OR DELAYED DELIVERY
                                     BASIS TRANSACTIONS
                              --------------------------------
Purchased securities          $                     46,191,019
Sold securities                                      3,810,595

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2008, securities with an aggregate market value of $14,550, representing less than .005% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities

                       22 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in

                        23 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annaual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports as a component of unrealized gain or loss on t he Statement of Operation in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee, similar to an insurance premium, to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

                        24 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Risks of total return swaps include credit, market and liquidity risk.

ILLIQUID SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

As of September 30, 2008, the Fund had no securities on loan.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The

                        25 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  422,064,296
Federal tax cost of other investments            (63,332,347)
                                              --------------
Total federal tax cost                        $  358,731,949
                                              ==============

Gross unrealized appreciation                 $   39,314,756
Gross unrealized depreciation                    (59,862,773)
                                              --------------
Net unrealized depreciation                   $  (20,548,017)
                                              ==============

                        26 | Oppenheimer Balanced Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                          VALUE
                                                             ------------                    ------------
ASSET-BACKED SECURITIES--1.5%
Ace Securities Corp. Home Equity Loan Trust,
Asset-Backed Pass-Through Certificates, Series 2005-HE7,
Cl. A2B, 3.387%, 11/25/35 (1)                                $     85,880                    $     85,320
AmeriCredit Prime Automobile Receivables Trust 2007-1,
Automobile Receivables Nts., Series 2007-1, Cl. D,
5.62%, 9/8/14 (2)                                               1,319,000                         923,300
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
3.687%, 5/25/34 (1)                                               924,857                         815,604
Argent Securities Trust 2006-M3, Asset-Backed
Pass-Through Certificates, Series 2006-M3, Cl. A2B,
3.307%, 9/25/36 (1)                                               530,000                         479,701
Argent Securities Trust 2006-W5, Asset-Backed
Pass-Through Certificates, Series 2006-W5, Cl. A2B,
3.307%, 5/26/36 (1)                                               582,373                         564,154
Capital Auto Receivables Asset Trust 2006-1, Automobile
Asset-Backed Securities, Series 2006-1, Cl. A3, 5.03%,
10/15/09                                                          473,097                         473,248
Capital Auto Receivables Asset Trust 2007-1, Automobile
Asset-Backed Securities, Series 2007-1, Cl. B, 5.15%,
9/17/12                                                           262,000                         229,526
Capital Auto Receivables Asset Trust 2008-2, Automobile
Asset-Backed Securities, Series 2008-2, Cl. A2A, 3.78%,
3/15/11                                                         2,950,000                       2,928,870
Capital One Auto Finance Trust, Automobile Receivables,
Series 2006-C, Cl. A4, 2.518%, 5/15/13 (1)                      1,312,000                       1,096,555
Capital One Prime Auto Receivables Trust, Automobile
Asset-Backed Certificates, Series 2005-1, Cl. A4,
2.508%, 4/15/11 (1)                                             6,602,705                       6,573,722
Centex Home Equity Loan Trust 2006-A, Asset-Backed
Certificates, Series 2006-A, Cl. AV2, 3.307%, 5/16/36 (1)         608,783                         596,509
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3,
Asset-Backed Pass-Through Certificates, Series
2006-WFH3, Cl. A2, 3.307%, 10/31/36 (1)                           730,000                         700,940
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 (1)                   1,530,000                       1,396,766
Series 2005-17, Cl. 1AF1, 3.407%, 5/25/36 (1)                       2,785                           2,769
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 (1)                     250,000                         228,746
CWABS, Inc. Asset-Backed Certificates Trust,
Asset-Backed Certificates, Series 2006-25, Cl. 2A2,
3.327%, 12/5/29 (1)                                             1,050,000                         891,172
CWHEQ Revolving Home Equity Loan Trust, Asset-Backed
Certificates:
Series 2005-G, Cl.2A, 2.718%, 12/15/35 (1)                        277,331                         116,582
Series 2006-H, Cl. 2A1A, 2.638%, 11/15/36 (1)                     102,370                          32,044
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates, Series 2008-B, Cl. A2A, 3.81%, 6/8/11             2,950,000                       2,924,037
Embarcadero Aircraft Securitization Trust, Airplane
Receivable Nts., Series 2000-A, Cl. B, 8/15/25 (2,3,4)          1,820,063                           1,706
First Franklin Mortgage Loan Trust 2005-FF10, Mtg.
Pass-Through Certificates, Series 2005-FF10, Cl. A3,
3.417%, 11/25/35 (1)                                              360,110                         358,387
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl. A3,
3.297%, 7/25/36 (1)                                             1,000,000                         952,470
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
3.317%, 7/7/36 (1)                                                430,000                         405,087

                     1 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                          VALUE
                                                             ------------                    ------------
First Franklin Mortgage Loan Trust 2006-FFA, Mtg.
Pass-Through Certificates, Series 2006-FFA, Cl. A3,
3.327%, 9/25/36 (1)                                          $  1,077,315                    $    332,620
Harley-Davidson Motorcycle Trust, Motorcycle Receivable
Nts., Series 2007-3, Cl. A3, 2.838%, 6/15/12 (1)                8,340,000                       8,212,683
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through
Certificates, Series 2005-1, Cl. M6, 5.363%, 6/1/35             1,046,000                         484,783
Home Equity Mortgage Trust 2006-5, Mtg. Pass-Through
Certificates, Series 2006-5, Cl. A1, 5.50%, 1/25/37               451,966                         108,278
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1,
2.731%, 1/20/35 (1)                                               243,307                         205,957
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2006-4,
Cl. A2V, 3.298%, 3/20/36 (1)                                      440,000                         405,193
Hyundai Auto Receivables Trust 2008-A, Asset-Backed
Automobile Securities, Series 2008-A, Cl. A2, 4.16%,
5/16/11                                                         4,160,000                       4,125,778
Ice Em CLO, Collateralized Loan Obligations:
Series 2007-1A, Cl. B, 4.795%, 8/15/22 (1,2)                    7,870,000                       5,527,101
Series 2007-1A, Cl. C, 6.095%, 8/15/22 (1,2)                    5,270,000                       3,224,713
Series 2007-1A, Cl. D, 8.095%, 8/15/22 (1,2)                    5,270,000                       2,956,470
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 (1)                        96,936                          96,438
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                          116,094                         115,946
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg.
Pass-Through Certificates, Series 2006-WMC3, Cl. A3,
3.307%, 8/25/36 (1)                                             1,310,000                         723,682
Merrill Lynch Mortgage Investors Trust 2006-WMC1, Mtg.
Asset-Backed Certificates, Series 2006-WMC1, Cl. A2B,
3.347%, 1/25/37 (1)                                                99,590                          98,625
NC Finance Trust, CMO Pass-Through Certificates, Series
1999-I, Cl. ECFD, 6.368%, 1/25/29 (1,2)                            66,744                           8,510
Option One Mortgage Loan Trust, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 3.307%, 7/1/36 (1)        3,268,382                       3,088,573
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%,
1/25/36 (1)                                                       400,000                         378,679
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-RS4, Cl. A1,
3.287%, 7/25/36 (1)                                               135,660                         134,756
RASC Series 2006-KS7 Trust, Home Equity Mtg.
Asset-Backed Pass-Through Certificates, Series 2006-KS7,
Cl. A2, 3.307%, 9/25/36 (1)                                     1,279,144                       1,220,212
Securitized Asset-Backed Receivables LLC Trust 2007-BR2,
Asset-Backed Securities, Series 2007-BR2, Cl. A2,
3.437%, 2/25/37 (1)                                               829,242                         477,233
SLM Student Loan Trust, Student Loan Receivables, Series
2005-B, Cl. B, 3.219%, 6/15/39 (1)                              2,487,000                       1,485,996
Specialty Underwriting & Residential Finance Trust, Home
Equity Asset-Backed Obligations:
Series 2005-BC3, Cl. A2B, 3.457%, 6/25/36 (1)                     234,173                         233,231
Series 2006-BC1, Cl. A2B, 3.357%, 12/25/36 (1)                  1,488,638                       1,461,240

                     2 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                          VALUE
                                                             ------------                    ------------
Start CLO Ltd., Asset-Backed Credit Linked Securities,
Series 2006-3A, Cl. F, 19.815%, 6/7/11 (1,2)                 $  1,630,000                    $  1,319,159
Taganka Car Loan Finance plc, Automobile Asset-Backed
Certificates, Series 2006-1A, Cl. C, 5.787%, 11/14/13
(1,2)                                                             655,000                         626,508
Terwin Mortgage Trust, Home Equity Asset-Backed
Securities, Series 2006-4SL, Cl. A1, 4.50%, 5/1/37                224,494                          83,709
Wells Fargo Home Equity Asset-Backed Securities 2006-2
Trust, Home Equity Asset-Backed Certificates, Series
2006-2, Cl. A2, 3.307%, 7/25/36 (1)                             1,000,000                         985,025
                                                                                             ------------
Total Asset-Backed Securities (Cost $70,770,608)                                               60,898,313

MORTGAGE-BACKED OBLIGATIONS--28.6%
GOVERNMENT AGENCY--14.7%
FHLMC/FNMA/SPONSORED--14.5%
Federal Home Loan Mortgage Corp.:
4.50%, 12/15/18-7/15/19                                         3,431,949                       3,376,742
5%, 8/15/33-9/15/33                                             4,107,433                       4,014,530
5.50%, 5/1/34                                                  16,928,448                      16,875,787
6%, 5/15/18-3/15/33                                             5,233,116                       5,333,401
6.50%, 3/15/18-6/15/35                                          5,919,471                       6,124,658
7%, 12/1/23-10/1/31                                               389,553                         409,963
7.50%, 4/25/36                                                  1,295,217                       1,406,987
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Participation
Certificates, Series 1897, Cl. K, 7%, 9/15/26                   2,987,787                       3,165,176
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                             1,610,123                       1,722,656
Series 151, Cl. F, 9%, 5/15/21                                     40,940                          40,927
Series 1674, Cl. Z, 6.75%, 2/15/24                              1,216,922                       1,274,716
Series 2002-66, Cl. FG, 4.207%, 9/25/32 (1)                     2,157,555                       2,178,171
Series 2002-84, Cl. FB, 4.207%, 12/25/32 (1)                    2,157,495                       2,145,136
Series 2003-11, Cl. FA, 4.207%, 9/25/32 (1)                     2,157,545                       2,152,149
Series 2006-11, Cl. PS, 12.808%, 3/25/36 (1)                      729,006                         764,072
Series 2043, Cl. ZP, 6.50%, 4/15/28                               878,605                         907,920
Series 2055, Cl. ZM, 6.50%, 5/15/28                               145,319                         149,733
Series 2080, Cl. Z, 6.50%, 8/15/28                                 96,115                          99,522
Series 2106, Cl. FG, 2.938%, 12/15/28 (1)                       2,098,455                       2,062,930
Series 2116, Cl. ZA, 6%, 1/15/29                                  958,123                         982,350
Series 2122, Cl. F, 2.938%, 2/15/29 (1)                            67,903                          66,591
Series 2135, Cl. OH, 6.50%, 3/15/29                             1,161,740                       1,199,005
Series 2148, Cl. ZA, 6%, 4/15/29                                2,020,038                       2,067,372
Series 2173, Cl. Z, 6.50%, 7/15/29                                752,864                         768,333
Series 2195, Cl. LH, 6.50%, 10/15/29                              888,573                         935,816
Series 2326, Cl. ZP, 6.50%, 6/15/31                               145,733                         150,149
Series 2344, Cl. FP, 3.438%, 8/15/31 (1)                          635,438                         635,848
Series 2351, Cl. PZ, 6.50%, 8/15/31                             1,250,385                       1,299,105
Series 2368, Cl. PR, 6.50%, 10/15/31                              603,570                         621,329
Series 2410, Cl. PF, 3.468%, 2/15/32 (1,5)                      3,016,593                       3,020,684
Series 2412, Cl. GF, 3.438%, 2/15/32 (1)                        1,474,294                       1,476,036
Series 2415, Cl. ZA, 6.50%, 2/15/32                             1,705,820                       1,756,117
Series 2435, Cl. EQ, 6%, 5/15/31                                1,252,592                       1,271,859

                     3 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                          VALUE
                                                             ------------                    ------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2449, Cl. FL, 3.038%, 1/15/32 (1)                     $    830,168                    $    825,771
Series 2451, Cl. FD, 3.488%, 3/15/32 (1)                          465,034                         465,518
Series 2453, Cl. BD, 6%, 5/15/17                                  252,543                         260,996
Series 2461, Cl. PZ, 6.50%, 6/15/32                             1,739,458                       1,817,700
Series 2464, Cl. FI, 3.488%, 2/15/32 (1)                          481,377                         482,282
Series 2470, Cl. AF, 3.488%, 3/15/32 (1)                          798,162                         811,033
Series 2470, Cl. LF, 3.488%, 2/15/32 (1)                          492,620                         492,805
Series 2471, Cl. FD, 3.488%, 3/15/32 (1)                          893,792                         889,536
Series 2477, Cl. FZ, 3.038%, 6/15/31 (1)                        1,817,472                       1,809,440
Series 2500, Cl. FD, 2.988%, 3/15/32 (1)                           47,291                          46,828
Series 2517, Cl. GF, 3.488%, 2/15/32 (1)                          428,308                         426,389
Series 2526, Cl. FE, 2.888%, 6/15/29 (1)                           68,363                          67,652
Series 2551, Cl. FD, 2.888%, 1/15/33 (1)                           52,343                          51,736
Series 2641, Cl. CE, 3.50%, 9/15/25                               587,756                         584,866
Series 2676, Cl. KY, 5%, 9/15/23                                3,843,000                       3,698,774
Series 2691, Cl. MG, 4.50%, 10/15/33                            6,806,400                       5,949,783
Series 2727, Cl. UA, 3.50%, 10/15/22                              185,115                         185,000
Series 2736, Cl. DB, 3.30%, 11/15/26                            2,761,083                       2,735,658
Series 2750, Cl. XG, 5%, 2/1/34                                 6,037,000                       5,664,431
Series 2777, Cl. PJ, 4%, 5/15/24                                  212,681                         212,751
Series 2890, Cl. PE, 5%, 11/1/34                                6,120,000                       5,706,959
Series 2934, Cl. NA, 5%, 4/15/24                                  796,059                         799,447
Series 2936, Cl. PE, 5%, 2/1/35                                 4,858,000                       4,523,050
Series 2939, Cl. PE, 5%, 2/15/35                                1,585,000                       1,475,641
Series 3025, Cl. SJ, 15.629%, 8/15/35 (1)                         895,133                         946,166
Series 3035, Cl. DM, 5.50%, 11/15/25                            2,667,416                       2,696,509
Series 3094, Cl. HS, 15.263%, 6/15/34 (1)                         499,071                         516,825
Series 3105, Cl. BD, 5.50%, 1/15/26                             1,500,000                       1,441,584
Series 3138, Cl. PA, 5.50%, 2/15/27                             4,207,221                       4,283,599
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 12.609%, 7/1/26 (6)                           172,271                          38,228
Series 192, Cl. IO, 11.993%, 2/1/28 (6)                            45,426                           9,539
Series 200, Cl. IO, 11.642%, 1/1/29 (6)                            55,957                          12,540
Series 2003-13, Cl. IO, 10.997%, 3/25/33 (6)                    1,006,231                         241,856
Series 2003-26, Cl. DI, 11.752%, 4/25/33 (6)                      789,535                         168,797
Series 205, Cl. IO, 9.556%, 9/1/29 (6)                            234,278                          59,158
Series 2074, Cl. S, 27.219%, 7/17/28 (6)                           58,531                           7,888
Series 2079, Cl. S, 32.156%, 7/17/28 (6)                           93,743                          13,079
Series 208, Cl. IO, (18.309)%, 6/1/30 (6)                         258,312                          62,472
Series 2136, Cl. SG, 51.712%, 3/15/29 (6)                       2,549,642                         238,221
Series 216, Cl. IO, 11.483%, 12/1/31 (6)                          258,339                          66,257
Series 2177, Cl. S, 43.323%, 8/15/29 (6)                        2,832,043                         306,879
Series 224, Cl. IO, 9.104%, 3/1/33 (6)                          1,738,418                         390,392
Series 2399, Cl. SG, 45.019%, 12/15/26 (6)                      1,523,373                         151,126
Series 243, Cl. 6, 8.782%, 12/15/32 (6)                           743,763                         169,245
Series 2437, Cl. SB, 52.645%, 4/15/32 (6)                       4,410,635                         422,099
Series 2526, Cl. SE, 24.031%, 6/15/29 (6)                         127,809                           9,844

                     4 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                          VALUE
                                                             ------------                    ------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2802, Cl. AS, 65.571%, 4/15/33 (6)                    $  1,203,290                    $     90,631
Series 2920, Cl. S, 40.12%, 1/15/35 (6)                         1,042,705                          88,052
Series 2989, Cl. TS, 51.075%, 6/15/25 (6)                      23,327,628                       2,117,635
Series 3000, Cl. SE, 67.845%, 7/15/25 (6)                       1,198,256                          79,498
Series 3110, Cl. SL, 93.686%, 2/15/26 (6)                         679,210                          45,247
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security, Series 192, Cl. PO,
6.572%, 2/1/28 (7)                                                 45,426                          37,171
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/1/20                                          24,773,606                      24,376,794
4.50%, 10/1/21 (8)                                              3,345,000                       3,260,331
5%, 12/1/17-8/25/34                                           102,451,383                     101,404,262
5%, 8/25/33 (5)                                                 8,040,766                       7,861,410
5%, 10/1/38 (8)                                                 9,068,000                       8,837,047
5.296%, 10/1/36                                                23,857,062                      24,164,596
5.50%, 4/25/21-2/25/34                                         54,368,328                      54,412,766
5.50%, 12/25/32 (5)                                            36,640,691                      36,675,562
5.50%, 10/1/23-10/1/38 (8)                                     23,741,000                      23,697,813
6%, 10/25/16-4/1/35                                            30,188,809                      30,766,585
6%, 7/25/24-12/1/33 (5)                                         7,449,921                       7,583,342
6%, 10/1/23-10/1/36 (8)                                        23,762,000                      24,132,500
6.50%, 4/25/17-1/1/34                                           6,513,759                       6,756,682
6.50%, 3/25/17 (5)                                              5,687,332                       5,912,368
6.50%, 10/1/38 (8)                                              6,786,000                       6,958,833
7%, 11/1/17-6/25/34                                             7,563,636                       7,963,865
7%, 10/1/38 (8)                                                 1,160,000                       1,212,200
7.50%, 2/25/27-3/25/33                                          4,623,302                       5,008,990
8.50%, 7/1/32                                                       7,030                           7,751
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                            915,925                         932,942
Trust 2001-44, Cl. QC, 6%, 9/25/16                              1,771,734                       1,828,215
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                            469,349                         487,365
Trust 2001-69, Cl. PF, 4.207%, 12/25/31 (1)                     1,088,004                       1,091,481
Trust 2001-70, Cl. LR, 6%, 9/25/30                                  9,653                           9,663
Trust 2001-74, Cl. QE, 6%, 12/25/31                             5,633,255                       5,722,718
Trust 2001-80, Cl. ZB, 6%, 1/25/32                              1,171,223                       1,194,660
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                             437,412                         452,709
Trust 2002-12, Cl. PG, 6%, 3/25/17                                764,705                         789,190
Trust 2002-29, Cl. F, 4.207%, 4/25/32 (1)                         526,493                         527,986
Trust 2002-56, Cl. KW, 6%, 4/25/23                              3,651,389                       3,710,890
Trust 2002-60, Cl. FH, 4.207%, 8/25/32 (1)                      1,099,119                       1,101,480
Trust 2002-64, Cl. FJ, 4.207%, 4/25/32 (1)                        162,124                         161,501
Trust 2002-68, Cl. FH, 3.248%, 10/18/32 (1)                       367,218                         365,074
Trust 2002-71, Cl. UB, 5%, 11/25/15                             2,363,539                       2,375,240
Trust 2002-9, Cl. PC, 6%, 3/25/17                                 785,581                         810,741
Trust 2002-9, Cl. PR, 6%, 3/25/17                                 961,907                         992,714
Trust 2002-90, Cl. FH, 3.707%, 9/25/32 (1)                      1,207,125                       1,193,820
Trust 2003-116, Cl. FA, 3.607%, 11/25/33 (1)                      133,628                         131,960
Trust 2003-130, Cl. CS, 7.686%, 12/25/33 (1)                    2,902,797                       2,644,582

                     5 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                          VALUE
                                                             ------------                    ------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                        $  1,452,000                    $  1,386,328
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                           2,883,000                       2,728,689
Trust 2003-81, Cl. NB, 4.50%, 11/25/14                          3,160,000                       3,165,100
Trust 2003-81, Cl. PW, 4%, 3/25/25                                611,665                         610,145
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                 61,667                          61,561
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                           3,790,000                       3,796,152
Trust 2004-101, Cl. BG, 5%, 1/25/20                               630,000                         621,129
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                           1,001,128                       1,001,474
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                           571,000                         543,539
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                         2,160,000                       2,038,446
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                             560,000                         541,941
Trust 2005-59, Cl. NQ, 8.858%, 5/25/35 (1)                      1,064,696                         999,258
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                             480,000                         448,556
Trust 2006-29, Cl. PA, 5.50%, 8/25/26                           4,656,103                       4,706,780
Trust 2006-46, Cl. SW, 12.441%, 6/25/36 (1)                     1,251,099                       1,282,210
Trust 2006-50, Cl. KS, 12.441%, 6/25/36 (1)                       535,436                         536,519
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                           1,623,376                       1,650,314
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 35.936%, 11/18/31 (6)                      598,739                          67,104
Trust 2001-63, Cl. SD, 25.781%, 12/18/31 (6)                      138,949                          15,739
Trust 2001-68, Cl. SC, 22.393%, 11/25/31 (6)                       96,119                          10,568
Trust 2001-81, Cl. S, 24.538%, 1/25/32 (6)                        109,851                          11,801
Trust 2002-28, Cl. SA, 25.553%, 4/25/32 (6)                        65,462                           6,753
Trust 2002-38, Cl. IO, 30.753%, 4/25/32 (6)                       318,831                          29,441
Trust 2002-48, Cl. S, 24.379%, 7/25/32 (6)                        105,134                          11,341
Trust 2002-52, Cl. SL, 24.502%, 9/25/32 (6)                        65,779                           7,102
Trust 2002-56, Cl. SN, 26.381%, 7/25/32 (6)                       144,468                          15,602
Trust 2002-77, Cl. IS, 27.478%, 12/18/32 (6)                      543,194                          55,802
Trust 2002-77, Cl. SH, 27.515%, 12/18/32 (6)                      144,951                          16,530
Trust 2002-9, Cl. MS, 23.536%, 3/25/32 (6)                        139,079                          15,559
Trust 2003-117, Cl. KS, 36.224%, 8/25/33 (6)                   11,065,319                       1,096,803
Trust 2003-118, Cl. S, 34.232%, 12/25/33 (6)                    1,242,241                         148,387
Trust 2003-33, Cl. SP, 39.933%, 5/25/33 (6)                       998,430                         122,032
Trust 2003-38, Cl. SA, 21.60%, 3/25/23 (6)                      1,830,864                         174,840
Trust 2003-4, Cl. S, 34.97%, 2/25/33 (6)                          301,887                          35,519
Trust 2005-105, Cl. S, 70.862%, 12/25/35 (6)                    2,913,700                         249,191
Trust 2005-40, Cl. SA, 40.413%, 5/25/35 (6)                     2,892,294                         237,446
Trust 2005-40, Cl. SB, 62.74%, 5/25/35 (6)                      4,623,960                         396,769
Trust 2005-63, Cl. SA, 66.017%, 10/25/31 (6)                      227,588                          18,890
Trust 2005-71, Cl. SA, 51.774%, 8/25/25 (6)                       755,199                          60,775
Trust 2005-83, Cl. SL, 67.784%, 10/25/35 (6)                    4,250,552                         344,876
Trust 2005-85, Cl. SA, 99.999%, 10/25/35 (6)                   11,559,439                         779,824
Trust 2005-87, Cl. SE, 99.999%, 10/25/35 (6)                   11,277,080                         733,544
Trust 2005-87, Cl. SG, 72.624%, 10/25/35 (6)                    3,027,251                         266,546
Trust 2006-119, Cl. MS, 69.041%, 12/25/36 (6)                   2,320,122                         212,019
Trust 2006-33, Cl. SP, 56.46%, 5/25/36 (6)                      2,793,505                         288,903

                     6 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                          VALUE
                                                             ------------                    ------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2006-34, Cl. SK, 55.338%, 5/25/36 (6)                  $  5,083,693                    $    513,324
Trust 2006-42, Cl. CI, 28.061%, 6/25/36 (6)                     7,399,983                         655,858
Trust 2006-48, Cl. QA, 30.127%, 6/25/36 (6)                     5,547,833                         497,787
Trust 2006-90, Cl. SX, 77.199%, 9/25/36 (6)                     2,856,284                         266,228
Trust 214, Cl. 2, 21.794%, 3/1/23 (6)                             709,306                         168,070
Trust 221, Cl. 2, 17.43%, 5/1/23 (6)                               77,802                          18,225
Trust 240, Cl. 2, 25.871%, 9/1/23 (6)                             151,217                          37,919
Trust 254, Cl. 2, 11.742%, 1/1/24 (6)                           1,246,180                         318,545
Trust 2682, Cl. TQ, 74.997%, 10/15/33 (6)                       1,098,617                          78,747
Trust 2981, Cl. BS, 82.237%, 5/15/35 (6)                        2,009,649                         176,369
Trust 301, Cl. 2, 6.056%, 4/1/29 (6)                              328,396                          72,457
Trust 302, Cl. 2, 2.575%, 6/1/29 (6)                            1,236,052                         267,112
Trust 313, Cl. 2, (13.601)%, 6/1/31 (6)                           343,992                          84,994
Trust 319, Cl. 2, 11.399%, 2/1/32 (6)                             106,097                          24,963
Trust 321, Cl. 2, 11.249%, 4/1/32 (6)                             473,410                         110,582
Trust 324, Cl. 2, 5.595%, 7/1/32 (6)                              826,252                         189,306
Trust 328, Cl. 2, 1.93%, 12/1/32 (6)                            7,640,508                       1,703,737
Trust 331, Cl. 5, 9.399%, 2/1/33 (6)                            1,826,880                         407,711
Trust 332, Cl. 2, 4.525%, 3/1/33 (6)                            6,006,740                       1,318,211
Trust 333, Cl. 2, 3.891%, 4/1/33 (6)                            5,199,573                       1,140,979
Trust 334, Cl. 12, 5.596%, 2/1/33 (6)                           1,562,630                         361,739
Trust 334, Cl. 3, 11.057%, 7/1/33 (6)                             928,076                         203,602
Trust 334, Cl. 5, 11.073%, 5/1/33 (6)                           1,090,454                         242,134
Trust 338, Cl. 2, 2.812%, 7/1/33 (6)                            1,188,865                         261,355
Trust 339, Cl. 15, 13.15%, 7/1/33 (6)                           4,045,697                         999,975
Trust 339, Cl. 7, 7.857%, 7/1/33 (6)                            7,529,524                       1,641,129
Trust 339, Cl. 8, 8.584%, 8/1/33 (6)                              512,659                         113,442
Trust 342, Cl. 2, 9.215%, 9/1/33 (6)                              127,761                          28,790
Trust 344, Cl. 2, 8.459%, 12/1/33 (6)                           4,439,785                         983,949
Trust 345, Cl. 9, 11.203%, 1/1/34 (6)                           1,942,058                         386,164
Trust 346, Cl. 2, 2.956%, 12/1/33 (6)                           1,244,209                         273,666
Trust 351, Cl. 10, 9.48%, 4/1/34 (6)                              856,384                         188,511
Trust 351, Cl. 11, 9.889%, 11/1/34 (6)                            452,871                          92,556
Trust 351, Cl. 8, 8.01%, 4/1/34 (6)                             1,368,240                         274,758
Trust 351, Cl. 9, 7.046%, 10/1/34 (6)                          16,887,005                       3,775,527
Trust 356, Cl. 10, 9.542%, 6/1/35 (6)                           1,210,043                         286,389
Trust 356, Cl. 12, 7.968%, 2/1/35 (6)                             626,685                         148,391
Trust 362, Cl. 12, 9.293%, 8/1/35 (6)                           1,155,616                         270,063
Trust 362, Cl. 13, 7.503%, 8/1/35 (6)                             689,119                         161,132
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security:
Trust 322, Cl. 1, 5.869%, 4/1/32 (7)                            5,991,443                       4,722,660
Trust 324, Cl. 1, 6.054%, 7/1/32 (7)                              206,321                         166,536
                                                                                             ------------
                                                                                              587,850,420

                     7 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                          VALUE
                                                             ------------                    ------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
5.125%, 12/9/25 (1)                                          $      7,131                    $      7,217
7%, 3/29/28-7/29/28                                               372,638                         393,015
7.50%, 3/1/27                                                      32,261                          34,838
8%, 11/29/25-5/29/26                                              103,148                         113,237
Government National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                             1,486,219                       1,624,991
Series 2000-12, Cl. ZA, 8%, 2/16/30                             3,484,297                       3,815,714
Series 2001-62, Cl. KZ, 6.50%, 12/16/31                         2,885,661                       2,980,882
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 25.339%, 7/16/28 (6)                      189,198                          26,083
Series 1998-6, Cl. SA, 37.623%, 3/16/28 (6)                       119,086                          14,229
Series 2001-21, Cl. SB, 41.539%, 1/16/27 (6)                      890,821                          92,521
Series 2006-47, Cl. SA, 55.458%, 8/16/36 (6)                    4,521,214                         410,651
                                                                                             ------------
                                                                                                9,513,378
NON-AGENCY--13.9%
COMMERCIAL--5.1%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2006-5, Cl. A2, 5.348%, 10/10/11                         3,160,000                       3,015,344
Series 2008-1, Cl. A4, 6.346%, 12/1/17 (1)                      3,670,000                       3,234,904
Series 2008-1, Cl. AJ, 6.389%, 1/1/18 (1)                         940,000                         639,002
Series 2008-1, Cl. AM, 6.389%, 1/1/18 (1)                         940,000                         751,401
Banc of America Funding Corp., Mtg. Pass-Through
Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32              305,323                         305,673
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                                    275,495                         255,406
Bear Stearns Commercial Mortgage Securities Trust
2006-PW13, Commercial Mtg. Pass-Through Certificates,
Series PW13, Cl. A4, 5.54%, 9/1/41                              5,760,000                       5,144,391
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through
Certificates, Series 2006-2, Cl. A1B, 2.572%, 9/25/36 (1)         169,963                         166,855
CHL Mortgage Pass-Through Trust 2005-17, Mtg.
Pass-Through Certificates, Series 2005-17, Cl. 1A8,
5.50%, 9/1/35                                                   3,740,000                       3,170,649
CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg.
Pass-Through Certificates, Series 2005-HYB8, Cl. 4A1,
5.573%, 12/20/35 (1)                                              217,893                         152,033
Citigroup Commercial Mortgage Trust 2006-C4, Commercial
Mtg. Pass-Through Certificates, Series 2006-C4, Cl. A3,
5.915%, 3/1/49 (1)                                              2,940,000                       2,665,915
Citigroup Mortgage Loan Trust, Inc. 2006-WF1,
Asset-Backed Pass-Through Certificates, Series 2006-WF1,
Cl. A2B, 5.536%, 3/1/36                                            68,823                          67,844
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage
Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                      9,170,000                       8,538,874
Series 2007-CD4, Cl. AJ, 5.398%, 12/1/49                        2,680,000                       1,742,754

                     8 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                 PRINCIPAL
                                                                   AMOUNT                       VALUE
                                                                ------------                 ------------
COMMERCIAL CONTINUED
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Series 2006-A5, Cl. 1A13, 3.657%, 10/25/36 (1)                  $  2,501,494                 $  2,063,510
Credit Suisse Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-C3, Cl. A4,
5.913%, 6/1/39 (1)                                                 1,560,000                    1,338,982
CWABS, Inc. Asset-Backed Certificates Trust 2006-8,
Asset-Backed Certificates, Series 2006-8, Cl.2A1,
3.237%, 1/25/46 (1)                                                  533,917                      529,369
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through
Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37              5,178,694                    4,829,334
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB1, Cl. A2A, 5.50%, 2/25/36                             930,674                      886,447
Series 2006-AB2, Cl. A1, 5.888%, 6/25/36                           1,419,308                    1,363,895
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                             337,155                      333,373
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                               131,036                      128,715
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                         1,961,061                    1,918,427
Series 2007-RS1, Cl. A2, 4.209%, 1/27/37 (1,2)                     1,677,887                      977,894
First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                  1,182,354                    1,069,361
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg.
Pass-Through Certificates, Series 2007-AR3, Cl. 1A1,
6.128%, 11/1/37 (1)                                                5,819,142                    4,740,116
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39               2,135,000                    2,107,757
GMAC Commercial Mortgage Securities, Inc., Commercial
Mtg. Pass-Through Certificates, Series 1998-C1, Cl. F,
7.133%, 5/15/30 (1)                                                1,567,000                    1,559,342
Greenwich Capital Commercial Funding Corp., Commercial
Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A2,
5.381%, 3/10/39                                                    1,990,000                    1,859,169
Greenwich Capital Commercial Mortgage 2007-GG11,
Commercial Mtg. Pass-Through Certificates, Series
2007-GG11, Cl. A4, 5.736%, 8/1/17                                  7,325,000                    6,235,745
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39               1,960,000                    1,738,579
GSR Mortgage Loan Trust 2005-4F, Mtg. Pass-Through
Certificates, Series 2005-4F, Cl. 6A1, 6.50%, 2/25/35              3,272,999                    3,047,883
GSR Mortgage Loan Trust 2006-2F, Mtg. Pass-Through
Certificates, Series 2006-2F, Cl. 2A2, 5.75%, 2/1/36                 541,328                      440,383
GSR Mortgage Loan Trust 2006-AR1, Mtg. Pass-Through
Certificates, Series 2006-AR1, Cl. 3A1, 5.371%, 1/1/36 (1)         1,116,057                      947,281
Indymac Index Mortgage Loan Trust 2005-AR31, Mtg.
Pass-Through Certificates, Series 2005-AR31, Cl. 2 A2,
5.328%, 1/1/36 (1)                                                   611,782                      389,990
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47                             630,000                      412,727
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47                            5,600,000                    4,685,894
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47                           6,380,000                    4,896,967

                     9 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                          VALUE
                                                             ------------                    ------------
COMMERCIAL CONTINUED
Series 2007-LD11, Cl. A2, 5.992%, 6/15/49 (1)                $  5,390,000                    $  5,081,355
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                       5,682,000                       5,333,216
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                      2,380,000                       2,214,197
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                          8,390,000                       7,253,085
Series 2008-C2, Cl. AJ, 6.799%, 2/1/51 (1)                      3,210,000                       2,272,764
Series 2008-C2, Cl. AM, 6.799%, 2/1/51                          4,990,000                       4,097,738
JPMorgan Chase Commercial Mortgage Securities Trust
2007-LDPX, Commercial Mtg. Pass-Through Certificates,
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                        4,410,000                       3,675,415
JPMorgan Commercial Mortgage Finance Corp., Mtg.
Pass-Through Certificates, Series 2000-C9, Cl. A2,
7.77%, 10/15/32                                                 2,256,732                       2,282,030
JPMorgan Mortgage Trust 2006-A2, Mtg. Pass-Through
Certificates, Series 2006-A2, Cl. 3A4, 5.675%, 4/1/36 (1)       2,883,445                       2,040,010
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through
Certificates, Series 2006-A7, Cl. 2A2, 5.802%, 1/1/37 (1)       1,165,220                       1,056,753
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial
Mtg. Pass-Through Certificates, Series 2006-C1, Cl. A2,
5.084%, 2/11/31                                                 1,650,000                       1,594,957
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2,
5.318%, 1/15/12                                                 8,330,000                       7,796,483
LB-UBS Commercial Mortgage Trust 2008-C1, Commercial
Mtg. Pass-Through Certificates, Series 2008-C1, Cl. AM,
6.317%, 4/11/41 (1)                                             2,610,000                       2,066,965
Mastr Alternative Loan Trust, CMO Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                423,810                         374,504
Mastr Asset Securitization Trust 2006-3, Mtg.
Pass-Through Certificates, Series 2006-3, Cl. 2A1,
3.657%, 10/25/36 (1)                                            6,541,091                       5,738,868
Merrill Lynch Mortgage Investors Trust 2005-A9, Mtg.
Asset-Backed Certificates, Series 2005-A9, Cl.4A1,
5.492%, 12/1/35 (1)                                             3,221,180                       2,630,113
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates, Series 2006-C1, Cl. AJ,
5.841%, 5/1/39 (1)                                              1,175,000                         881,787
Morgan Stanley Capital I Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-IQ16, Cl. A4,
5.809%, 12/1/49                                                 3,420,000                       2,922,237
Nomura Asset Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                                    461,260                         461,151
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl.
A2, 7.306%, 10/6/15                                               556,000                         566,033
RALI Series 2005-QA4 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2005-QA4, Cl. A32,
5.379%, 4/25/35 (1)                                               169,526                         117,881
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl. A114,
5.75%, 4/25/37                                                  1,652,849                       1,343,035
Residential Asset Securitization Trust 2006-A9CB, Mtg.
Pass-Through Certificates, Series 2006-A9CB, Cl. A5, 6%,
9/25/36                                                         1,073,340                         994,604
Residential Asset Securitization Trust, Mtg.
Pass-Through Certificates, Series 2006-A12, Cl. 1A,
6.25%, 11/1/36                                                  1,212,817                         912,886
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through
Certificates, Series 2007-1, Cl. 2A1, 5.826%, 2/1/37 (1)        9,352,579                       7,313,681

                     10 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                           -----------   -----------
COMMERCIAL CONTINUED
STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through
Certificates, Series 2007-3, Cl. 1A1,
5.659%, 6/1/37 (1,2)                                       $ 3,103,225   $ 2,560,161
Structured Asset Mortgage Investments, Inc., Mtg.
Pass-Through Certificates, Series
2002-AR3, Cl. A2, 3.53%, 9/19/32 (1)                           680,304       428,592
Wachovia Bank Commercial Mortgage Trust 2006-C28,
Commercial Mtg. Pass-Through Certificates,
Series 2006-C28, Cl. A4, 5.572%, 10/1/48                     3,970,000     3,484,106
Wachovia Bank Commercial Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through Certificates,
Series 2006-C29, Cl. A2, 5.272%, 11/15/48                    2,997,000     2,849,490
Wachovia Bank Commercial Mortgage Trust 2007-C33,
Commercial Mtg. Pass-Through Certificates,
Series 2007-C33, Cl. A4, 6.10%, 2/1/51 (1)                   5,790,000     4,996,695
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series
2007-C34, Cl. AJ, 6.148%, 5/1/46 (1)                         2,610,000     1,749,430
Wachovia Mortgage Loan Trust LLC, Mtg. Pass-Through
Certificates, Series 2007-A, Cl. 1A1,
5.982%, 3/1/37 (1)                                           4,314,096     4,128,022
WaMu Mortgage Pass-Through Certificates 2006-AR14 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR14, Cl. 1A7, 5.647%, 11/1/36 (1)               1,753,995     1,057,710
WaMu Mortgage Pass-Through Certificates 2006-AR15 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR15, Cl. 1A, 3.695%, 11/1/46 (1,2)              1,590,259       934,277
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR8, Cl. 1A4, 5.877%, 8/1/46 (1)                 7,755,377     6,444,172
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 1A2, 5.711%, 2/25/37 (1,2)              2,692,517     1,077,007
Series 2007-HY1, Cl. 2A4, 5.868%, 2/1/37 (1)                   667,798       411,742
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust,
Mtg. Pass-Through Certificates,
Series 2007-HY3, Cl. 2A2, 5.668%, 3/1/37 (1)                 3,990,547     2,374,431
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust,
Mtg. Pass-Through Certificates,
Series 2007-HY4, Cl. 5A1, 5.584%, 11/1/36 (1)                  741,367       580,885
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
Mtg. Pass-Through Certificates,
Series 2007-HY5, Cl. 2A3, 5.658%, 5/1/37 (1)                   792,143       660,120
WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust,
Mtg. Pass-Through Certificates,
Series 2007-OA3, Cl. 5A, 4.079%, 4/1/47 (1,2)                1,088,334       620,350
Wells Fargo Mortgage-Backed Securities 2004-EE Trust,
Mtg. Pass-Through Certificates, Series
2004-EE, Cl. 3A2, 4.261%, 12/1/34 (1)                        6,814,359     6,317,590
Wells Fargo Mortgage-Backed Securities 2004-U Trust,
Mtg. Pass-Through Certificates, Series
2004-U, Cl. A1, 5.673%, 10/1/34 (1)                          1,215,418     1,182,682

                    11 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT         VALUE
                                                             ------------  -------------
COMMERCIAL CONTINUED
Wells Fargo Mortgage-Backed Securities 2004-V Trust,
Mtg. Pass-Through Certificates, Series
2004-V, Cl. 1A1, 3.92%, 10/1/34 (1)                          $  3,940,257  $   3,862,013
Wells Fargo Mortgage-Backed Securities 2004-W Trust,
Mtg. Pass-Through Certificates, Series
2004-W, Cl. B2, 4.546%, 11/1/34 (1)                             1,337,621        982,287
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2005-AR1, Cl. 1A1, 4.538%, 2/1/35 (1)      6,661,946      5,712,244
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR8, Cl. 1A3, 5.547%, 4/25/36 (1)                   4,054,945      3,841,349
                                                                           -------------
                                                                             205,629,288
MANUFACTURED HOUSING--0.1%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36 (1)                   6,747,969      5,641,803
MULTIFAMILY--0.6%
Banc of America Mortgage Securities, Inc.,
Mtg. Pass-Through Certificates, Series 2003-E,
Cl. 2A2, 4.709%, 6/25/33 (1)                                    2,679,456      2,672,605
CHL Mortgage Pass-Through Trust 2003-46,
Mtg. Pass-Through Certificates, Series 2003-46, Cl.
1A2, 4.411%, 1/19/34 (1)                                        4,506,797      4,500,593
CHL Mortgage Pass-Through Trust 2005-6,
Mtg. Pass-Through Certificates, Series 2005-6, Cl.
2A1, 5.50%, 4/1/35                                                442,925        389,308
CHL Mortgage Pass-Through Trust 2007-HY1,
Mtg. Pass-Through Certificates, Series 2007-HY1,
Cl. 1A1, 5.696%, 4/25/37 (1)                                    1,186,847        914,471
Merrill Lynch Mortgage Investors Trust,
Mtg. Pass-Through Certificates, Series 2005-A2, Cl.
A2, 4.487%, 2/1/35 (1)                                          1,527,281      1,239,149
WaMu Mortgage Pass-Through Certificates 2003-AR10 Trust,
Mtg. Pass-Through Certificates,
Series 2003-AR10, Cl. A7, 4.36%, 10/1/33 (1)                    1,250,000      1,200,843
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR5, Cl. 2A1, 5.539%, 4/1/36 (1)                   10,571,877      8,456,242
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR6, Cl. 3A1, 5.093%, 3/25/36 (1)                   2,846,669      2,610,366
                                                                           -------------
                                                                              21,983,577
OTHER--0.0%
JPMorgan Mortgage Trust 2005-S2, Mtg.
Pass-Through Certificates, Series 2005-S2, Cl. 3A1,
6.735%, 2/25/32 (1)                                             1,678,807      1,629,695
RESIDENTIAL--8.1%
Banc of America Commercial Mortgage, Inc.,
Commercial Mtg. Pass-Through Certificates:
Series 2007-4, Cl. A4, 5.936%, 7/1/17 (1)                       5,160,000      4,423,090
Series 2007-4, Cl. AM, 6.003%, 8/1/17 (1)                       6,560,000      5,129,408

                    12 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                         PRINCIPAL
                                                           AMOUNT         VALUE
                                                        ------------   ------------
RESIDENTIAL CONTINUED
Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through
Certificates, Series 2004-2, Cl. 12A2,
4.395%, 5/1/34 (1)                                      $  5,884,279   $  5,325,272
Bear Stearns ARM Trust 2004-9, Mtg. Pass-Through
Certificates, Series 2004-9, Cl. 23A1,
5.029%, 11/1/34 (1)                                        3,719,025      3,416,323
Chase Mortgage Finance Trust 2006-S3, Multiclass Mtg.
Pass-Through Certificates, Series
2006-S3, Cl. 1A2, 6%, 11/1/36                              4,210,000      3,187,645
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg.
Pass-Through Certificates, Series
2007-A1, Cl. 9A1, 4.571%, 2/1/37 (1)                       4,038,239      3,615,231
CHL Mortgage Pass-Through Trust 2005-26, Mtg.
Pass-Through Certificates, Series 2005-26, Cl.
1A8, 5.50%, 11/1/35                                        3,748,137      3,369,313
CHL Mortgage Pass-Through Trust 2005-27, Mtg.
Pass-Through Certificates, Series 2005-27, Cl.
2A1, 5.50%, 12/1/35                                        3,360,868      3,021,158
CHL Mortgage Pass-Through Trust 2005-31, Mtg.
Pass-Through Certificates, Series 2005-31, Cl.
2A4, 5.476%, 1/1/36 (1,2)                                  1,469,669        440,901
CHL Mortgage Pass-Through Trust 2005-J4, Mtg.
Pass-Through Certificates, Series 2005-J4, Cl.
A7, 5.50%, 11/1/35                                         2,110,000      1,640,333
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg.
Pass-Through Certificates, Series 2007-HY3,
Cl. 1A1, 5.646%, 6/1/47 (1)                                3,421,056      2,685,529
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg.
Pass-Through Certificates:
Series 2007-HY4, Cl. 1A1, 6.092%, 9/1/47 (1)              11,654,234      9,057,307
Series 2007-HY4, Cl. 1A2, 6.092%, 9/1/47 (1,2)             3,967,968      1,745,906
Series 2007-HY4, Cl. 2A2, 6.229%, 11/1/37 (1,2)              890,914        392,002
Series 2007-HY4, Cl. 3A2, 6.40%, 11/1/37 (1,2)               929,043        408,779
CHL Mortgage Pass-Through Trust 2007-HY5, Mtg.
Pass-Through Certificates:
Series 2007-HY5, Cl. 1A2, 5.929%, 9/1/37 (1,2)             4,368,483      2,227,926
Series 2007-HY5, Cl. 2A2, 6.001%, 9/1/37 (1,2)             1,104,461        541,186
Series 2007-HY5, Cl. 3A2, 6.201%, 9/1/37 (1,2)             2,763,333      1,326,400
Citigroup Commercial Mortgage Trust 2007-C6,
Commercial Mtg. Pass-Through Certificates:
Series 2007-C6, Cl. A2, 5.889%, 8/1/12 (1)                 1,110,000      1,040,303
Series 2007-C6, Cl. A4, 5.889%, 12/1/49 (1)                6,170,000      5,289,339
Citigroup Commercial Mortgage Trust 2008-C7,
Commercial Mtg. Pass-Through Certificates,
Series 2008-C7, Cl. A4, 6.299%, 12/1/49 (1)                3,800,000      3,349,465
Citigroup Mortgage Loan Trust, Inc. 2005-2,
Mtg. Pass-Through Certificates, Series 2005-2,
Cl. 1A3, 4.952%, 5/1/35 (1)                                4,304,250      3,860,374
Citigroup Mortgage Loan Trust, Inc. 2005-3,
Mtg. Pass-Through Certificates, Series 2005-3,
Cl. 2A4, 5.198%, 8/1/35 (1)                                8,405,862      6,905,222
Citigroup Mortgage Loan Trust, Inc. 2006-AR1,
Asset-Backed Pass-Through Certificates, Series
2006-AR1, Cl. 3A2, 5.50%, 3/1/36 (1,2)                     4,481,754      2,420,147
Citigroup Mortgage Loan Trust, Inc. 2006-AR2,
Asset-Backed Pass-Through Certificates:
Series 2006-AR2, Cl. 1A2, 5.523%, 3/1/36 (1)               9,521,132      8,242,203
Series 2006-AR2, Cl. 1AB, 5.591%, 3/1/36 (2)               4,078,107      2,039,053

                    13 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                            PRINCIPAL
                                                              AMOUNT        VALUE
                                                           -----------   -----------
RESIDENTIAL CONTINUED
Citigroup/Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. AMFX, 5.366%, 12/1/49   $ 5,680,000   $ 4,329,511
CitiMortgage Alternative Loan Trust 2006-A1,
Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Series 2006-A1,
Cl. 2A1, 5.25%, 3/1/21                                       2,545,840     2,327,408
CitiMortgage Alternative Loan Trust 2006-A5,
Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Series 2006-A5,
Cl. 2A1, 5.50%, 10/1/21                                      3,191,121     3,029,066
CitiMortgage Alternative Loan Trust 2007-A2,
Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Series 2007-A2,
Cl. 1A5, 6%, 2/25/37                                         5,688,075     5,044,012
COMM 2007-C9 Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-C9, Cl.
A4, 6.01%, 7/1/17 (1)                                        5,160,000     4,452,982
CWALT Alternative Loan Trust 2005-J1, Mtg.
Pass-Through Certificates, Series 2005-J1, Cl.
3A1, 6.50%, 8/25/32                                          5,104,573     4,475,329
CWALT Alternative Loan Trust 2006-43CB,
Mtg.Pass-Through Certificates, Series 2006-43CB, Cl.
1A10, 6%, 2/1/37 (2)                                        15,857,672    10,610,369
GSR Mortgage Loan Trust 2004-5,
Mtg. Pass-Through Certificates, Series 2004-5, Cl. 2A1,
4.485%, 5/1/34 (1)                                             608,770       565,827
GSR Mortgage Loan Trust 2005-AR6,
Mtg. Pass-Through Certificates:
Series 2005-AR6, Cl. 1A4, 4.626%, 9/1/35 (1)                10,935,886    10,194,942
Series 2005-AR6, Cl. 3A1, 4.56%, 9/25/35 (1)                 5,013,493     4,239,017
GSR Mortgage Loan Trust 2007-AR1,
Mtg. Pass-Through Certificates:
Series 2007-AR1, Cl. 2A1, 5.998%, 3/1/37 (1)                20,606,838    16,599,812
Series 2007-AR1, Cl. 4A1, 5.827%, 3/1/37 (1)                 3,910,096     3,088,976
JPMorgan Mortgage Trust 2007-A1,
Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 7A1,
5.299%, 7/1/35 (1,2)                                         6,471,597     5,890,383
JPMorgan Mortgage Trust 2007-A3,
Mtg. Pass-Through Certificates, Series 2007-A3, Cl. 3A3,
6.019%, 5/1/37 (1,2)                                         1,909,717     1,022,653
LB-UBS Commercial Mortgage Trust 2007-C7,
Commercial Mtg. Pass-Through Certificates:
Series 2007-C7, Cl. A3, 5.866%, 9/11/45                      1,655,000     1,422,467
Series 2007-C7, Cl. AM, 6.374%, 9/11/45 (1)                  4,980,000     3,985,503
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                       272,444       241,485
Mastr Adjustable Rate Mortgages Trust 2006-2,
Mtg. Pass-Through Certificates, Series 2006-2,
Cl. 1A1, 4.951%, 4/1/36 (1)                                  3,834,001     3,598,597
Merrill Lynch Mortgage Investors Trust 2006-3,
Mtg. Pass-Through Certificates, Series
2006-3, Cl. 2A1, 6.073%, 10/25/36 (1)                        6,463,213     5,901,258
Merrill Lynch Mortgage Investors Trust 2007-3,
Mtg. Pass-Through Certificates, Series
2007-3, Cl. 1A1, 5.797%, 9/1/37 (1,2)                        2,677,958     2,481,351
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A5, 6%, 9/25/36                       3,771,566     2,846,397
Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                         676,372       673,004

                    14 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                            PRINCIPAL
                                                              AMOUNT        VALUE
                                                           -----------   -----------
RESIDENTIAL CONTINUED
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS5,
Cl. 2A2, 6%, 5/1/36                                        $   330,041   $   321,078
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6,
Cl. A28, 5.75%, 4/25/37                                      1,557,031     1,392,284
Residential Asset Securitization Trust 2005-A14,
Mtg. Pass-Through Certificates, Series
2005-A14, Cl. A1, 5.50%, 12/1/35                             3,720,000     2,534,467
Residential Asset Securitization Trust 2005-A6CB,
Mtg. Pass-Through Certificates, Series
2005-A6CB, Cl. A7, 6%, 6/1/35                                6,225,182     4,752,111
Residential Funding Mortgage Securities I, Inc.,
Mtg. Pass-Through Certificates, 5.775%,
7/1/37 (1,2)                                                 3,254,950     1,269,756
WaMu Asset-Backed Certificates 2005-AR12 Trust,
Mtg. Asset-Backed Certificates, Series
2007-AR12, Cl. 1A8, 4.833%, 10/1/35 (1)                      3,935,638     3,661,142
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust,
Mtg. Pass-Through Certificates,
Series 2003-AR9, Cl. 2A, 4.489%, 9/25/33 (1)                 1,678,475     1,622,218
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust,
Mtg. Pass-Through Certificates,
Series 2005-AR14, Cl. 1A1, 5.051%, 12/1/35 (1)               4,355,185     4,058,202
WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR10, Cl. 1A2, 5.931%, 9/1/36 (1)                4,918,896     4,519,835
WaMu Mortgage Pass-Through Certificates 2006-AR14 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR14, Cl. 2A4, 5.758%, 11/1/36 (1,2)               532,381       271,514
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 5.469%, 2/1/37 (1)                19,716,586    16,582,146
Series 2007-HY1, Cl. 5A1, 5.771%, 2/1/37 (1)                11,347,129     8,762,388
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust,
Mtg. Pass-Through Certificates:
Series 2007-HY2, Cl. 1A1, 5.614%, 12/1/36 (1)               13,103,928    10,288,223
Series 2007-HY2, Cl. 1A2, 5.614%, 12/1/36 (1,2)              1,565,145       516,498
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust,
Mtg. Pass-Through Certificates,
Series 2007-HY3, Cl. 4A1, 5.348%, 3/1/37 (1)                12,867,774    10,809,455
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust,
Mtg. Pass-Through Certificates,
Series 2007-HY4, Cl. 4A1, 5.504%, 9/25/36 (1)               11,385,384    10,274,531
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust,
Mtg. Pass-Through Certificates,
Series 2007-HY6, Cl. 2A1, 5.695%, 6/25/37 (1)                5,881,742     4,802,451
WaMu Mortgage Pass-Through Certificates 2007-HY7 Trust,
Mtg. Pass-Through Certificates,
Series 2007-HY7, Cl. 2A1, 5.873%, 7/1/37 (1)                 3,219,062     2,177,189
Washington Mutual Mortgage Pass-Through Certificates,
Mtg. Pass-Through Certificates, Series
2007-1, Cl. 1A8, 6%, 2/25/37                                 5,098,327     4,950,447

                    15 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                     PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                   --------------   --------------
RESIDENTIAL CONTINUED
Wells Fargo Mortgage-Backed Securities 2004-EE Trust,
Mtg. Pass-Through Certificates, Series
2004-EE, Cl. 3A1, 4.261%, 12/1/34 (1)                              $    2,841,673   $    2,634,514
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
Mtg. Pass-Through Certificates, Series
2004-R, Cl. 2A1, 4.369%, 9/1/34 (1)                                       425,481          359,215
Wells Fargo Mortgage-Backed Securities 2005-AR12 Trust,
Mtg. Pass-Through Certificates,
Series 2005-AR12, Cl. 2A6, 4.336%, 7/1/35 (1)                           2,292,405        1,942,863
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust,
Mtg. Pass-Through Certificates,
Series 2005-AR16, Cl. 2A1, 4.945%, 10/1/35 (1)                          2,712,609        2,363,013
Wells Fargo Mortgage-Backed Securities 2006-12 Trust,
Mtg. Pass-Through Certificates, Series
2006-12, Cl. A1, 6%, 10/25/36                                           1,931,617        1,929,570
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 2A2, 5.636%, 7/1/36 (1,2)                         2,416,198        1,171,856
Series 2006-AR10, Cl. 3A2, 4.871%, 7/1/36 (1,2)                           991,263          480,762
Series 2006-AR10, Cl. 4A2, 5.561%, 7/1/36 (1,2)                         3,587,627        1,739,999
Series 2006-AR10, Cl. 5A3, 5.594%, 7/1/36 (1)                           1,777,766        1,502,344
Series 2006-AR10, Cl. 5A6, 5.594%, 7/1/36 (1)                          17,567,460       14,196,632
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR13, Cl. A2, 5.748%, 9/1/36 (1)                           14,510,407       12,381,283
Series 2006-AR13, Cl. A4, 5.748%, 9/1/36 (1)                           11,440,000        8,916,826
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR8, Cl. 2A1, 5.24%, 4/1/36 (1)                             2,738,673        2,357,007
                                                                                    --------------
                                                                                       327,661,983
                                                                                    --------------
Total Mortgage-Backed Obligations (Cost $1,219,696,349)                              1,159,910,144
U.S. GOVERNMENT OBLIGATIONS--3.8%
Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13                   6,020,000        5,861,812
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.375%, 4/15/09 (9)                                                    38,125,000       38,125,572
3.75%, 6/28/13 (9)                                                      8,975,000        8,914,850
4.125%, 9/27/13 (9)                                                    18,280,000       18,443,240
5.25%, 5/21/09                                                          6,940,000        7,021,989
Federal National Mortgage Assn. Sr. Unsec. Nts., 4.875%, 5/18/12       28,970,000       30,121,181
Federal National Mortgage Assn. Unsec. Nts.:
3.25%, 4/9/13 (9,10)                                                   19,165,000       18,673,916
3.875%, 7/12/13 (9)                                                    11,457,000       11,440,903
4.625%, 10/15/14                                                        9,070,000        9,229,523
Resolution Funding Corp. Bonds, Residual Funding
STRIPS, 5.155%, 1/15/21 (11)                                            5,667,000        3,164,339
U.S. Treasury Bonds:
STRIPS, 4.201%, 2/15/11 (5,11)                                            900,000          857,432

                    16 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                          PRINCIPAL
                                                                                            AMOUNT                VALUE
                                                                                         ------------         -------------
STRIPS, 4.808%, 2/15/16 (5,11)                                                           $  4,491,000         $   3,413,021
                                                                                                              -------------
Total U.S. Government Obligations (Cost $155,487,643)                                                           155,267,778
FOREIGN GOVERNMENT OBLIGATIONS--24.7%
ARGENTINA--0.1%
Argentina (Republic of) Bonds:
3.127%, 8/3/12 (1)                                                                            571,500               410,873
Series GDP, 0.971%, 12/15/35 (1)                                                            8,600,000               696,600
Series V, 7%, 3/28/11                                                                       2,320,000             1,726,145
Series VII, 7%, 9/12/13                                                                     3,035,000             2,061,398
                                                                                                              -------------
                                                                                                                  4,895,016
AUSTRALIA--0.1%
New South Wales Treasury Corp. Sr. Bonds, Series 12RG, 6%, 5/1/12                           1,115,000   AUD         881,355
New South Wales Treasury Corp. Sr. Unsec. Bonds, Series 14RG, 5.50%, 8/1/14                 1,625,000   AUD       1,248,880
                                                                                                              -------------
                                                                                                                  2,130,235
AUSTRIA--0.1%
Austria (Republic of) Unsec. Unsub. Nts., Series E, 4%, 9/15/16                             3,767,000   EUR       5,200,701
BELGIUM--0.1%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35                                          3,490,000   EUR       4,954,333
BRAZIL--2.7%
Banco Nacional de Desenvolvimento Economico e Social Nts., 6.369%, 6/16/18 (12)             5,340,000             4,725,900
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                                                11,870,000            11,484,225
8%, 1/15/18                                                                                18,670,000            20,070,250
8.75%, 2/4/25                                                                               2,950,000             3,473,625
8.875%, 10/14/19                                                                            9,085,000            10,674,875
10.50%, 7/14/14                                                                             6,288,000             7,938,600
Brazil (Federal Republic of) Letras Tesouro Nacional Treasury Bills, 0%, 1/1/09 (11)       22,670,000   BRR      11,517,096
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
10%, 1/10/10                                                                               18,216,000   BRR       9,108,325
10%, 1/1/12                                                                                13,111,000   BRR       6,289,477
10%, 1/1/17                                                                                54,018,000   BRR      23,327,748
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                             130,000               139,230
                                                                                                              -------------
                                                                                                                108,749,351
BULGARIA--0.0%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                                740,000               817,700
8.25%, 1/15/15 (12)                                                                           710,000               784,550
                                                                                                              -------------
                                                                                                                  1,602,250
CANADA--0.3%
Canada (Government of) Bonds:
3.50%, 6/1/13                                                                               3,630,000   CAD       3,466,961
5%, 6/1/37                                                                                  3,820,000   CAD       4,064,975

                    17 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                         PRINCIPAL
                                                                           AMOUNT                VALUE
                                                                       --------------         -----------
Canada (Government of) Nts.:
3.75%, 6/1/10                                                               2,725,000   CAD   $ 2,600,330
4.25%, 6/1/18                                                               1,665,000   CAD     1,631,364
                                                                                              -----------
                                                                                               11,763,630
COLOMBIA--0.6%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28 (12)                   3,058,000,000   COP     1,170,968
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                             3,805,000           3,818,318
10.75%, 1/15/13                                                             3,900,000           4,587,375
12%, 10/22/15                                                          17,234,000,000   COP     8,281,815
Colombia (Republic of) Nts., 8.25%, 12/22/14                                3,283,000           3,578,470
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17                           960,000           1,008,000
EEB International Ltd. Sr. Unsec. Bonds, 8.75%, 10/31/14 (12)               3,330,000           3,330,000
                                                                                              -----------
                                                                                               25,774,946
COSTA RICA--0.1%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                       1,498,000           1,902,460
DENMARK--0.1%
Denmark (Kingdom of) Bonds, 5%, 11/15/13                                   22,650,000   DKK     4,451,494
ECUADOR--0.0%
Ecuador (Republic of) Unsec. Bonds, 10%, 8/15/30 (1)                        1,455,000           1,062,150
EGYPT--0.2%
Egypt (The Arab Republic of) Treasury Bills:
Series 182, 11.021%, 1/6/09 (11)                                           11,600,000   EGP     2,064,535
Series 364, 8.371%, 1/6/09 (11)                                             9,800,000   EGP     1,732,156
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%, 7/15/12 (12)      28,530,000   EGP     4,439,451
                                                                                              -----------
                                                                                                8,236,142
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 (12)                                                          590,000             587,050
7.65%, 6/15/35 (12)                                                         4,570,000           4,501,450
                                                                                              -----------
                                                                                                5,088,500
FRANCE--1.7%
France (Government of) Obligations Assimilables du Tresor Bonds:
3.25%, 4/25/16                                                             15,270,000   EUR    20,210,237
4%, 10/25/38                                                               11,475,000   EUR    14,235,879
France (Government of) Treasury Nts.:
3.75%, 1/12/13                                                             18,395,000   EUR    25,615,956
4.50%, 7/12/12                                                              7,280,000   EUR    10,450,504
                                                                                              -----------
                                                                                               70,512,576
GERMANY--1.7%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13                                                   17,900,000   EUR    25,222,235
Series 05, 4%, 1/4/37                                                      10,870,000   EUR    13,860,004
Series 07, 4.25%, 7/4/17                                                   20,275,000   EUR    29,038,579
                                                                                              -----------
                                                                                               68,120,818

                    18 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                         PRINCIPAL
                                                                           AMOUNT                VALUE
                                                                       --------------         -----------
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17 (12)                         $    3,500,000         $  3,325,000
GREECE--0.3%
Greece (Republic of) Bonds, 4.60%, 5/20/13                                  8,125,000   EUR     11,439,203
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 (12)                                                          250,000              278,750
10.25%, 11/8/11                                                             2,150,000            2,397,250
                                                                                              ------------
                                                                                                 2,676,000
HUNGARY--0.2%
Hungary (Republic of) Bonds, Series 12/C, 6%, 10/24/12                  1,609,000,000   HUF      8,356,058
INDONESIA--0.6%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 (12)                                                         7,620,000            7,334,250
6.90%, 1/17/18 (12)                                                         4,490,000            4,100,627
7.25%, 4/20/15 (12)                                                         4,870,000            4,736,075
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%, 1/17/38 (12)                2,880,000            2,606,400
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 (12)                   6,700,000            6,549,250
                                                                                              ------------
                                                                                                25,326,602
ISRAEL--0.4%
Israel (State of) Bonds:
5.50%, 2/28/17                                                             24,370,000   ILS      7,017,999
Series 2682, 7.50%, 3/31/14                                                25,080,000   ILS      7,922,456
                                                                                              ------------
                                                                                                14,940,455
ITALY--0.4%
Italy (Republic of) Nts., Certificati di Credito del Tesoro,
4.70%, 7/1/09 (1)                                                          10,855,000   EUR     15,298,439
JAPAN--4.7%
Japan (Government of) Bonds:
2 yr., Series 269, 0.90%, 6/15/10                                       5,656,000,000   JPY     53,335,407
5 yr., Series 72, 1.50%, 6/20/13                                        6,492,000,000   JPY     62,355,674
10 yr., Series 279, 2%, 3/20/16                                         1,057,000,000   JPY     10,554,397
10 yr., Series 282, 1.70%, 9/20/16                                      2,958,000,000   JPY     28,671,365
20 yr., Series 61, 1%, 3/20/23                                          1,759,000,000   JPY     14,705,276
20 yr., Series 73, 2%, 12/20/24                                         1,320,000,000   JPY     12,449,305
20 yr., Series 75, 2.10%, 3/20/25                                         733,000,000   JPY      6,996,806
                                                                                              ------------
                                                                                               189,068,230
MALAYSIA--0.1%
Johor Corp. Malaysia (Government of) Bonds, Series P3,
1%, 7/31/12 (2)                                                             7,980,000   MYR      2,480,349
MEXICO--1.6%
United Mexican States Bonds:
8.375%, 1/14/11                                                            14,930,000           16,087,075
Series A, 6.375%, 1/16/13                                                   3,800,000            3,915,900
Series M7, 8%, 12/24/08 (1)                                               240,660,000   MXN     21,985,957
Series MI10, 8%, 12/19/13                                                 126,490,000   MXN     11,377,141

                    19 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                      PRINCIPAL
                                                        AMOUNT              VALUE
                                                     -----------         ------------
Series M20, 10%, 12/5/24 (1)                         125,300,000   MXN   $ 13,025,231
                                                                         ------------
                                                                           66,391,304
NIGERIA--0.9%
Nigeria (Federal Republic of) Nts.,
Series 3Y2S, 12.50%, 2/24/09                          60,500,000   NGN        518,762
Nigeria (Federal Republic of) Promissory Nts.,
Series RC, 5.092%, 1/5/10                                 73,495               61,509
Nigeria (Federal Republic of) Treasury Bills:
Series 364, 9.186%, 1/8/09 (11)                      773,700,000   NGN      6,395,367
Series 364, 9.17%, 2/5/09 (11)                       605,400,000   NGN      4,952,220
Series 364, 9.30%, 4/9/09 (11)                       175,100,000   NGN      1,407,619
Nigeria (Federal Republic of) Treasury Bonds:
Series 3Y, 9.23%, 5/25/12                            624,300,000   NGN      5,069,137
Series 3Y1S, 15%, 1/27/09                            116,700,000   NGN      1,005,615
Series 5 yr., 9.50%, 2/23/12                         278,300,000   NGN      2,302,308
Series 5Y, 9.50%, 8/31/12                            623,000,000   NGN      5,045,339
Series 5Y13, 12.99%, 9/29/11                         142,800,000   NGN      1,338,579
Series 7Y16, 11.99%, 12/22/13                        236,500,000   NGN      2,010,798
Series 7YR, 12.74%, 10/27/13                         317,100,000   NGN      2,783,707
Series 10 yr., 9.35%, 8/31/17                        600,000,000   NGN      4,285,168
                                                                         ------------
                                                                           37,176,128
NORWAY--0.0%
Norway (Kingdom of) Bonds, 6.50%, 5/15/13              8,700,000   NOK      1,614,660
PANAMA--0.5%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                         8,540,000            8,113,000
7.25%, 3/15/15                                         6,905,000            7,198,463
8.875%, 9/30/27                                        1,375,000            1,612,188
9.375%, 4/1/29                                           655,000              815,475
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26     2,760,000            2,842,800
                                                                         ------------
                                                                           20,581,926
PERU--1.6%
Peru (Republic of) Bonds:
7.84%, 8/12/20                                        28,080,000   PEN      8,955,519
8.375%, 5/3/16                                         1,320,000            1,412,400
9.91%, 5/5/15                                         10,351,000   PEN      3,748,110
Series 7, 8.60%, 8/12/17                              27,250,000   PEN      9,233,433
Series 8-1, 12.25%, 8/10/11                           52,015,000   PEN     19,215,466
Peru (Republic of) Certificates of Deposit:
3.925%, 10/20/08 (11)                                  8,461,000   PEN      2,822,712
4.066%, 4/13/09 (11)                                     604,000   PEN        194,037
4.163%, 7/9/09 (11)                                   12,692,000   PEN      3,997,523
5.713%, 1/5/09 (11)                                   28,800,000   PEN      9,460,476
5.719%, 11/6/08 (11)                                  11,490,000   PEN      3,819,690
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16 (11)        363,913              239,709
                                                                         ------------
                                                                           63,099,075

                    20 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                            PRINCIPAL
                                                              AMOUNT                  VALUE
                                                           ------------           -------------
PHILIPPINES--0.2%
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                             $  1,120,000           $   1,181,600
9%, 2/15/13                                                   7,625,000               8,425,625
                                                                                  -------------
                                                                                      9,607,225
POLAND--0.2%
Poland (Republic of) Bonds:
Series WS0922, 5.75%, 9/23/22                                 1,000,000    PLZ          414,855
Series 0413, 5.25%, 4/25/13                                  13,810,000    PLZ        5,556,140
                                                                                  -------------
                                                                                      5,970,995
SWEDEN--0.1%
Sweden (Kingdom of) Bonds, Series 1049, 4.50%, 8/12/15       27,210,000    SEK        4,098,890
THE NETHERLANDS--0.2%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11               3,070,000    EUR        4,469,313
Netherlands (Kingdom of the) Nts., 4.50%, 7/15/17             2,035,000    EUR        2,903,785
                                                                                  -------------
                                                                                      7,373,098
TURKEY--2.6%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                                10,035,000               9,432,900
7%, 9/26/16                                                   6,560,000               6,576,400
7%, 3/11/19                                                   3,855,000               3,647,447
14%, 1/19/11 (1)                                             15,250,000    TRY       10,949,488
15.861%, 10/7/09 (11)                                        18,240,000    TRY       12,022,164
16%, 3/7/12 (1)                                              54,190,000    TRY       39,730,085
18.141%, 1/13/10 (11)                                        28,520,000    TRY       17,865,494
Series CPI, 12%, 8/14/13                                      1,455,000    TRY        1,180,504
Turkey (Republic of) Nts., 7.25%, 3/15/15                     4,115,000               4,104,713
                                                                                  -------------
                                                                                    105,509,195
UKRAINE--0.2%
Bayerische Hypo-und Vereinsbank AG for the City of Kiev,
 Ukraine, 8.625% Nts., 7/15/11 (12)                           8,210,000               7,389,000
UNITED KINGDOM--0.9%
United Kingdom Gilt Bonds:
4.75%, 6/7/10                                                 4,165,000    GBP        7,494,231
5%, 3/7/12                                                    3,800,000    GBP        6,941,850
United Kingdom Treasury Bonds:
4.75%, 12/7/38                                                8,125,000    GBP       15,047,385
5%, 3/7/18                                                    4,060,000    GBP        7,524,151
                                                                                  -------------
                                                                                     37,007,617
URUGUAY--0.4%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27                                                48,300,000    UYU        2,205,364
7.625%, 3/21/36                                               3,525,000               3,366,375
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18                                                  54,110,000    UYU        2,926,539

                    21 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                 PRINCIPAL
                                                                                  AMOUNT                VALUE
                                                                                -----------         --------------
8%, 11/18/22                                                                    $ 7,030,000         $    7,065,150
                                                                                                    --------------
                                                                                                        15,563,428
VENEZUELA--0.5%
Venezuela (Republic of) Bonds:
9%, 5/7/23                                                                        3,495,000              2,394,075
9.25%, 9/15/27                                                                   10,915,000              8,169,878
Venezuela (Republic of) Nts., 10.75%, 9/19/13                                     6,875,000              6,342,188
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25                              7,445,000              4,504,225
                                                                                                    --------------
                                                                                                        21,410,366
                                                                                                    --------------
Total Foreign Government Obligations (Cost $1,045,000,052)                                           1,000,147,845
LOAN PARTICIPATIONS--0.1%
Credit Suisse First Boston International,
 Export-Import Bank of Ukraine, 8.40% Sec. Nts.,
2/9/16 (2) (Cost $4,125,424)                                                      4,340,000              2,343,600
CORPORATE BONDS AND NOTES--16.0%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Nts., 10/1/12 (2,13)                  100,000                 96,500
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 (12)                    2,758,000              2,275,350
AES Panama SA, 6.35% Sr. Nts., 12/21/16 (12)                                      1,100,000              1,052,356
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                           241,942                241,942
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                    4,210,000              3,914,555
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                 890,000                765,400
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                              605,000                568,700
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B, 4/15/14         2,955,000              2,888,513
Alrosa Finance SA, 8.875% Nts., 11/17/14 (12)                                    13,025,000             11,234,063
AmBev International Finance Co. Ltd., 9.50% Bonds, 7/24/17 (12)                   4,470,000   BRR        1,714,804
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                            895,000                774,175
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds, 12/18/36                 52,700,000   MXN        4,249,153
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11 (2)                                              5,454                  3,845
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                145,000                100,775
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                      2,040,000              2,019,600
Atlas Energy Resources LLC, 10.75% Sr. Nts., 2/1/18 (12)                          2,850,000              2,579,250
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                      1,910,000              1,766,750
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 (12)                     4,551,750              3,971,402
Avis Budget Car Rental LLC, 7.625% Sr. Unsec. Unsub. Nts., 5/15/14                4,450,000              2,836,875
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                                   3,320,000   EUR        4,252,393
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds, 7/15/14                     2,490,000   EUR        3,352,086
Banco BMG SA, 9.15% Nts., 1/15/16 (12)                                            3,520,000              3,388,000
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21 (1,12)                        1,345,000              1,277,750
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 (12)                         1,585,000              1,022,325
Banco Invex SA, 26.137% Mtg.-Backed Certificates, Series 062U, 3/13/34 (1,14)     4,830,734   MXN        1,658,435
Banco Pine SA, 7.375% Sr. Unsec. Nts., 6/17/10 (12)                               4,020,000              3,879,300

                    22 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                 PRINCIPAL
                                                                                  AMOUNT               VALUE
                                                                                -----------         -----------
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                                   12,400,000    EUR   $15,920,139
4.50% Sr. Sec. Nts., 7/13/21                                                     5,775,000    EUR     7,028,406
Barclays Bank plc, 6.278% Perpetual Bonds (15)                                   6,850,000            5,014,748
Bausch & Lomb, Inc., 9.875% Sr. Unsec. Nts., 11/1/15 (12)                        1,095,000            1,042,988
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                                1,025,000              996,813
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                                  905,000              769,250
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14                      3,210,000            2,519,850
Biomet, Inc., 10% Sr. Unsec. Bonds, 10/15/17                                     1,190,000            1,219,750
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18 (12)                         5,350,000            4,895,250
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. (12,15)                      4,630,000            4,299,066
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                           6,255,000            5,723,325
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts., 4/15/15 (16)             2,065,000            1,610,700
CCH I LLC/CCH I Capital Corp., 11% Sr. Sec. Nts., 10/1/15                        2,355,000            1,566,075
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 (12)                                    1,335,000            1,091,363
CellNet Data Systems, Inc., Sr. Unsec. Nts., 10/1/07 (2,3,4)                       400,000                   --
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09 (2)                                 1,250,000            1,187,500
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                         4,370,000            4,009,475
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                       200,000              190,000
Cinemark, Inc., 0%/9.75% Sr. Unsec. Nts., 3/15/14 (2,13)                         2,210,000            2,135,413
Citigroup, Inc., 8.40% Perpetual Bonds, Series E (15)                            2,695,000            1,837,747
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                             5,440,000            5,120,400
Claire's Stores, Inc., 10.50% Sr. Unsec. Sub. Nts., 6/1/17                       5,990,000            2,036,600
Cloverie plc, 7.454% Sec. Nts., Series 2005-93, 12/20/10 (1,2)                   1,100,000              916,850
Community Health Systems, Inc., 8.875% Sr. Unsec. Nts., 7/15/15                  1,440,000            1,375,200
Constellation Brands, Inc.:
8.125% Sr. Sub. Nts., 1/15/12                                                    1,130,000            1,101,750
8.375% Sr. Nts., 12/15/14 (2)                                                      995,000              990,025
Copano Energy LLC/Copano Energy Finance Corp., 7.75% Sr. Nts., 6/1/18 (12)       3,280,000            2,886,400
Coriolanus Ltd.:
3.359% Pass-Through Sec. Nts., 12/31/17 (2,11)                                  23,130,000    BRR     8,095,318
10.62% Sec. Nts., 8/10/10 (2)                                                    3,300,000            1,320,000
Corrections Corp. of America, 7.50% Sr. Nts., 5/1/11                               865,000              866,081
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                   2,995,000            2,935,100
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11              1,265,000            1,220,725
Dali Capital plc/Bank of Moscow, 7.25% Sec. Nts.,
Series 28, Tranche 1, 11/25/09                                                  37,000,000    RUR     1,413,097
Dali Capital SA (ROSBANK), 8% Sec. Nts., Series 23, Tranche 1, 9/30/09          36,400,000    RUR     1,344,079
DaVita, Inc., 6.625% Sr. Unsec. Nts., 3/15/13                                    3,575,000            3,414,125
Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12                                  1,245,000            1,238,775
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                 3,489,000            3,664,389
Denbury Resources, Inc., 7.50% Sr. Sub. Nts., 12/15/15                           2,645,000            2,446,625
Depfa ACS Bank, 3.875% Sec. Nts., 11/14/16                                         635,000    EUR       808,118

                    23 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                 PRINCIPAL
                                                                                  AMOUNT               VALUE
                                                                                -----------         -----------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                         $    55,000         $    48,813
9.875% Sr. Sub. Nts., 8/15/13                                                       180,000             112,050
Dex Media, Inc., 0%/9% Unsec. Nts., 11/15/13 (13)                                   200,000              93,000
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 (2)                                   790,000             791,975
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec. Nts., 11/15/14              2,415,000           2,324,438
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                                      100,000              88,500
8.625% Sr. Nts., 5/1/09                                                             306,000             293,760
8.875% Sr. Unsec. Nts., 3/15/11                                                      71,000              59,995
DRS Technologies, Inc., 6.625% Sr. Nts., 2/1/16                                   2,020,000           2,050,300
EchoStar DBS Corp., 6.375% Sr. Unsec. Nts., 10/1/11                               2,730,000           2,518,425
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                                3,310,000           2,995,550
Eirles Two Ltd.:
4.692% Sec. Nts., Series 335, 4/30/12 (1,2)                                       6,300,000           3,578,400
6.082% Sec. Nts., Series 324, 4/30/12 (1,2)                                       4,100,000           2,574,800
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 (12)                          1,115,000   BRR       585,948
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                        1,365,000           1,248,975
Enterprise Products Operating LP, 8.375% Jr. Sub. Nts., 8/1/66 (1)                3,475,000           3,223,897
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 (2,3,4)                      337,947   EUR            --
Exsportfinans ASA, 3.50% Nts., 2/11/11 (1)                                       19,880,000   EUR    24,702,411
FairPoint Communications, Inc., 13.125% Sr. Nts., 4/1/18                          3,015,000           2,758,725
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., 6.75%
Sr. Unsec. Nts., 5/1/14                                                             150,000             123,000
Ferrellgas Partners LP, 6.75% Sr. Nts,, 5/1/14 (12)                               1,020,000             836,400
Fiserv, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/20/12                             2,185,000           2,120,626
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                          1,790,000           1,700,500
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                     4,875,000           4,809,046
Fresenius Medical Care Capital Trust IV, 7.875% Sr. Sub. Nts., 6/15/11            1,225,000           1,243,375
GameStop Corp., 8% Sr. Unsec. Nts., 10/1/12                                       1,195,000           1,206,950
GAZ Capital SA, 7.51% Sec. Nts., 7/31/13 (12)                                     5,970,000           5,462,550
Gazprom Capital SA:
7.288% Sr. Unsec. Nts., 8/16/37 (12)                                             14,680,000          10,364,080
8.146% Sr. Unsec. Bonds, 4/11/18 (12)                                             3,220,000           2,801,400
8.625% Sr. Unsec. Nts., 4/28/34 (12)                                              3,950,000           3,672,434
Gazprom International SA, 7.201% Unsec. Bonds, 2/1/20 (12)                        1,851,520           1,680,254
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                3,840,000           1,449,097
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                     4,585,000           3,014,142
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                              1,110,000           1,085,025
9% Sr. Unsec. Nts., 7/1/15                                                          705,000             701,475
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts., 10/15/14                 2,590,000           2,266,250
Graphic Packaging International Corp., 8.50% Sr. Nts., 8/15/11                    3,155,000           3,013,025
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 (4,12)                         2,510,000           1,744,450
GTL Trade Finance, Inc., 7.25% Sr. Unsec. Nts., 10/20/17 (12)                     5,620,000           5,393,626

                    24 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                 PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                                ------------         -----------
Harrah's Operating Co., Inc., 10.75% Sr. Unsec. Nts., 2/1/16 (12)               $  3,705,000         $ 1,908,075
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A (12,15)                            6,915,000           3,901,699
HCA, Inc.:
6.375% Nts., 1/15/15                                                               3,075,000           2,436,938
9.25% Sr. Sec. Nts., 11/15/16                                                      1,430,000           1,394,250
HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16 (2)                             1,785,000           1,811,775
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec. Nts., 1/15/16 (12)            2,115,000           1,988,100
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                                       610,000             529,175
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                                1,135,000             953,400
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10 (11)                                              2,510,000           2,188,720
12.278% Sr. Unsec. Nts., 3/9/09 (11)                                               1,960,000           1,920,800
9.751% Sr. Unsec. Nts., 7/8/09 (11)                                                1,960,000           2,022,720
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 (1)                           5,800,000           4,360,092
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17 (12)                                              1,360,000             822,800
9.25% Sr. Nts., 10/16/13 (12)                                                     15,930,000          12,186,450
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22 (1,12)                                                       6,960,000           4,808,246
6.625% Nts., 10/3/12 (12)                                                          6,620,000           6,393,464
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                                         2,770,000             768,675
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 (12)                             8,338,058           8,838,341
Inter-American Development Bank:
6.26% Nts., 12/8/09 (1)                                                              920,000   BRR       477,671
11.108% Nts., 1/25/12 (1)                                                        618,500,012   COP      252,324
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                           1,765,000           1,747,350
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 (12)                                                      1,130,000           1,087,625
8.80% Sr. Nts., 1/30/17 (12)                                                       1,410,000           1,357,125
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14                       5,565,000           3,756,375
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                      1,015,000           1,073,017
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19 (12)                               8,015,000           8,036,721
iStar Financial, Inc., 3.369% Sr. Unsec. Nts., 3/16/09 (1)                         1,595,000           1,327,912
Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17                                   2,300,000           1,926,250
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1 (15)                         2,530,000           2,135,651
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35 (2)                                                       6,110,442   MXN       467,655
24.62% Mtg.-Backed Certificates, Series 06U, 9/25/35 (1)                           2,824,738   MXN       755,562
JPMorgan Securities Ltd., Red Square Capital Ltd.,
9% Collateralized Debt Obligation Nts.,
11/20/08 (12)                                                                     62,000,000   RUR     2,349,771
JSC Astana Finance, 9.16% Nts., 3/14/12 (2)                                        7,200,000           4,983,411
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                  410,000             233,700
8.875% Sr. Sub. Nts., 4/1/12                                                         975,000             624,000
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                      400,000             402,000
Kazmunaigaz Finance Sub BV, 9.125% Nts., 7/2/18 (12)                              14,880,000          12,722,400

                    25 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                 PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                                ------------         -----------
KB Home, 8.625% Sr. Sub. Nts., 12/15/08                                         $    250,000         $  251,250
Key Energy Services, Inc., 8.375% Sr. Nts., 12/1/14 (12)                           2,060,000          1,987,900
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                   3,396,000          3,101,631
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 (2)                           510,000            527,850
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                      2,700,000          2,457,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                    1,070,000            989,750
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                               1,295,000          1,078,088
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                 2,005,000          1,824,550
Lear Corp., 8.75% Sr. Unsec. Nts., Series B, 12/1/16                               6,450,000          4,515,000
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38 (4)                       4,656,000             23,280
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                             1,180,000          1,003,000
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                          3,440,000          2,889,600
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                 2,375,000          1,864,375
Majapahit Holding BV:
7.25% Nts., 10/17/11 (12)                                                          1,990,000          1,895,475
7.75% Nts., 10/17/16 (12)                                                          4,230,000          3,616,650
Marquee Holdings, Inc., 9.505% Sr. Nts., 8/15/14 (1)                               2,010,000          1,492,425
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15 (12)                    2,690,000          1,761,950
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                       1,330,000            405,650
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                               2,870,000            875,350
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                    1,835,000          1,284,500
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                2,390,000          1,965,775
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11 (12)                                  1,360,000          1,156,000
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                               1,770,000          1,477,950
8% Sr. Sub. Nts., 4/1/12                                                           3,770,000          3,223,350
Momentive Performance Materials, Inc.:
9.75% Sr. Unsec. Nts., 12/1/14 (12)                                                1,745,000          1,387,275
11.50% Sr. Unsec. Sub. Nts., 12/1/16                                               2,110,000          1,445,350
Morgan Stanley, 5.95% Sr. Unsec. Nts., Series F, 12/28/17                          3,150,000          1,976,370
Mosaic Co. (The), 7.375% Sr. Nts., 12/1/14 (12)                                      170,000            176,125
National Gas Co., 6.05% Nts., 1/15/36 (12)                                         3,470,000          3,028,241
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16                                             109,600,000   PHP    1,984,913
6.875% Nts., 11/2/16 (12)                                                          1,474,000          1,359,765
9.625% Unsec. Bonds, 5/15/28                                                       2,550,000          2,862,375
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                      2,120,000          1,918,600
NewPage Corp., 10% Sr. Sec. Nts., 5/1/12                                           2,085,000          1,876,500
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                     3,110,000          2,053,763
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Unsec. Sub. Nts., 8/1/16 (13)                                        1,725,000          1,129,875
10% Sr. Unsec. Nts., 8/1/14                                                        2,195,000          2,096,225
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                 1,500,000            862,500
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 (2,3,4)                 200,173                 --

                    26 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                 PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                                -----------         -----------
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 (1)                               $ 2,180,000         $ 1,907,500
NTK Holdings, Inc., 0%/10.75% Sr. Unsec. Nts., 3/1/14 (13)                        3,705,000           1,611,675
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                           2,605,000           2,194,713
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 (2,3,4)                90,000                  --
Orion Network Systems, Inc., 12.50% Sr. Unsub. Nts., 1/15/07 (2,3,4)                675,000                   7
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26 (12)                          3,665,000           3,096,925
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                     5,275,000           4,127,688
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                   1,350,000           1,309,500
Pemex Project Funding Master Trust, 6.625% Nts., 6/15/38 (12)                     6,680,000           6,087,484
Petrobras International Finance Co., 5.785% Sr. Unsec. Nts., 3/1/18              10,040,000           9,168,990
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 (12)           2,581,479           2,557,848
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                 3,230,000           3,137,138
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
10.625% Sr. Sub. Nts., 4/1/17                                                     2,985,000           2,253,675
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 (12)                          1,060,000           1,078,550
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 (2,3,4)                                  250,000                  --
Pride International, Inc., 7.375% Sr. Unsec. Nts., 7/15/14                        1,280,000           1,228,800
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 (2,3,4)                               100,000   EUR            --
Quicksilver Resources, Inc.:
7.125% Sr. Sub. Nts., 4/1/16                                                      1,885,000           1,545,700
8.25% Sr. Unsec. Nts., 8/1/15                                                     1,030,000             947,600
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                                   5,040,000           4,964,400
R.H. Donnelley Corp.:
6.875% Sr. Nts., 1/15/13                                                            860,000             339,700
6.875% Sr. Nts., Series A-2, 1/15/13                                              1,865,000             736,675
Rabobank Nederland, 3% Nts., 3/11/11 (1,2)                                       15,480,000          14,198,070
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                      600,000             493,500
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 (12)                          670,000             673,350
Real Time Data Co., 11% Nts., 5/31/09 (2,3,4,16)                                    142,981                  --
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                              1,805,000           1,856,643
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.75% Nts., 5/29/18 (12)          2,010,000           1,536,042
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                                                     1,425,000           1,132,875
7.50% Sr. Sec. Nts., 11/30/16                                                     2,065,000           1,621,025
Salisbury International Investments Ltd., 6.936% Sec. Nts.,
Series 2006-003, Tranche E,
7/20/11 (1,2)                                                                     1,100,000             834,130
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                                                   1,725,000           1,634,438
10.50% Sr. Unsec. Sub. Nts., 11/15/16                                             1,315,000           1,255,825
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                         2,265,000           1,845,975
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                        1,985,000           1,741,838
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                  3,095,000           2,994,413
SLM Corp., 4.50% Nts., Series A, 7/26/10                                          4,590,000           3,490,328

                    27 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                 PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                                -----------         -----------
Smithfield Foods, Inc.:
7% Sr. Nts., 8/1/11                                                             $ 1,215,000         $  1,063,125
8% Sr. Nts., Series B, 10/15/09                                                   1,510,000            1,472,250
Sprint Capital Corp., 8.75% Nts., 3/15/32                                         3,930,000            3,071,845
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14                         7,485,000            2,245,500
Steel Capital SA for OAO Severstal, 9.75% Sec. Nts., 7/29/13 (2)                  5,310,000            5,323,275
Steel Dynamics, Inc., 7.375% Sr. Unsec. Unsub. Nts., 11/1/12                      2,065,000            1,899,800
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 (12)                         3,290,100   PEN      1,098,436
Teligent, Inc., 11.50% Sr. Nts., 12/1/08 (2,3,4)                                    500,000                   --
Tengizchevroil LLP, 6.124% Nts., 11/15/14 (12)                                    1,971,495            1,587,053
Tesoro Corp., 6.625% Sr. Unsec. Nts., 11/1/15                                     2,375,000            1,947,500
TGI International Ltd., 9.50% Nts., 10/3/17 (12)                                  6,100,000            6,100,000
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 (13)                     2,695,000            1,356,663
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                          1,000,000              965,000
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                                545,000              393,763
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                        1,240,000              514,600
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                   3,905,000            2,753,025
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts., 6/1/15 (16)               1,965,000            1,842,188
US Oncology Holdings, Inc., 8.334% Sr. Unsec. Nts., 3/15/12 (1,16)                1,319,621            1,016,108
US Oncology, Inc., 9% Sr. Unsec. Nts., 8/15/12                                    1,945,000            1,954,725
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Nts., 10/1/15 (13)               2,775,000            2,414,250
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18 (12)                       11,010,000            9,401,439
Videotron Ltd., 9.125% Sr. Nts., 4/15/18 (12)                                       935,000              949,025
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18 (12)                              6,680,000            5,189,959
Virgin Media Finance plc, 8.75% Sr. Unsec. Nts., 4/15/14                          1,570,000            1,326,650
VTB Capital SA:
6.875% Sr. Sec. Nts., 5/29/18 (12)                                                6,940,000            5,369,825
6.315% Sub. Unsec. Nts., 2/4/15                                                  16,280,000           14,733,400
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14                            500,000              373,750
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14                                                      160,000               63,200
10.75% Sr. Nts., 4/1/13 (2)                                                       1,390,000              604,650
Williams Cos., Inc. (The):
7.625% Nts., 7/15/19                                                              1,895,000            1,868,072
8.125% Sr. Unsec. Nts., 3/15/12                                                   1,915,000            1,936,027
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                             2,990,000            2,855,450
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                             1,970,000            1,827,175
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 (2,3,4)                      250,000                   --
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11                                              10,610,000   EUR     13,343,718
4% Sec. Mtg. Nts., Series 2, 9/27/16                                             14,655,000   EUR     16,938,261
WMG Holdings Corp., 0%/9.50% Sr. Nts., 12/15/14 (13)                              2,057,000            1,141,635
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14             4,645,000            3,983,088
                                                                                                    ------------
Total Corporate Bonds and Notes (Cost $752,916,945)                                                  648,177,395

                    28 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                                     SHARES                 VALUE
                                                                                                 --------------          -----------
PREFERRED STOCKS--0.0%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. (2,3,16)                                             4,253          $        --
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. (2,3)                           5,000                   --
Fannie Mae, 8.25% Non-Cum. Sub., Series S, Non-Vtg.                                                     148,310              323,316
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. (2,3,16)                                                  151                   --
Sovereign Real Estate Investment Trust, 12% Non-Cum.,
Series A (2)                                                                                                250              190,625
                                                                                                                         -----------
Total Preferred Stocks (Cost $4,486,155)                                                                                     513,941

COMMON STOCKS--0.3%
Arco Capital Corp. Ltd. (2,3)                                                                           690,638            8,632,975
AT&T, Inc.                                                                                               83,717            2,337,347
Global Aero Logistics, Inc. (2,3)                                                                         2,168                2,168
National Maintenance Group, Inc. (3)                                                                     18,514                  667
Revlon, Inc., Cl A (3)                                                                                  134,166            1,992,365
                                                                                                                         -----------
Total Common Stocks (Cost $15,415,626)                                                                                    12,965,522

                                                                                                      UNITS
                                                                                                 --------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Global Aero Logistics, Inc. Wts., Strike Price $10, Exp. 2/28/11 (2,3)                                      266                    3
MHP SA, GDR Wts., Strike Price 0.01 UAH, Exp. 5/8/09 (3)                                                 56,610              622,710
                                                                                                                         -----------
Total Rights, Warrants and Certificates (Cost $2,025)                                                                        622,713

                                                                                                    PRINCIPAL
                                                                                                     AMOUNT
                                                                                                 --------------
STRUCTURED SECURITIES--6.9%
Barclays Bank plc:
Custom Basket of African Currencies Cv. Unsec. Unsub. Nts., 10.25%, 5/15/09 (12)                 $    3,030,000           3,078,783
Custom Basket of African Currencies Cv. Unsec. Unsub. Nts., 10.25%, 5/7/09 (12)                       3,030,000           3,089,085
Citibank NA, New York, Dominican Republic Credit Linked Nts., 14.218%, 5/11/09 (11)                  61,180,000    DOP    1,584,889
Citibank NA New York, Dominican Republic Credit Linked Nts., 12%, 2/22/11 (12)                       22,200,000    DOP      553,660
Citigroup Funding, Inc., Custom Basket of African Currencies Credit
Linked Nts., 0%, 4/29/09 (11)                                                                         6,070,000           6,164,631
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 9.762%, 1/3/17 (2)                                   8,850,000    BRR    3,733,850
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.809%, 1/5/10 (11)                          2,480,096    BRR    1,097,827
Colombia (Republic of) Credit Linked Nts., 12.509%, 2/26/15 (12)                                  2,199,000,000    COP    1,859,232
Colombia (Republic of) Credit Linked Nts., Series 01, 7%, 2/26/15 (12)                              811,000,000    COP      685,692
Colombia (Republic of) Credit Linked Nts., Series 02, 7%, 2/26/15 (12)                            1,345,000,000    COP    1,137,184
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12                                  552,359,546    COP      271,680

                    29 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT                VALUE
                                                                                                 --------------          -----------
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 (12)                               1,200,000,000    COP   $   590,225
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12                                    1,034,000,000    COP       508,577
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12                                      927,000,000    COP       455,949
Dominican Republic Credit Linked Bonds, 9.85%, 11/10/08 (11)                                         22,620,000    DOP       635,870
Dominican Republic Credit Linked Nts., 22%, 10/3/11                                                  25,600,000    DOP       794,603
Dominican Republic Unsec. Credit Linked Nts., 12.047%, 2/23/09 (11)                                  48,100,000    DOP     1,290,138
Dominican Republic Unsec. Credit Linked Nts., 13.182%, 2/23/09 (11)                                  90,800,000    DOP     2,435,438
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12                                           49,300,000    DOP     1,236,626
Egypt (The Arab Republic of) Credit Linked Nts., 5.765%, 2/5/09 (11)                                 18,110,000    EGP     3,162,495
Egypt (The Arab Republic of) Credit Linked Nts., 6.089%, 3/5/09 (11)                                 12,920,000    EGP     2,233,309
Egypt (The Arab Republic of) Credit Linked Nts., 6.267%, 3/26/09 (11)                                17,610,000    EGP     3,021,022
Egypt (The Arab Republic of) Credit Linked Nts., 6.641%, 2/19/09 (11)                                17,850,000    EGP     3,101,211
Egypt (The Arab Republic of) Credit Linked Nts., 7.01%, 10/30/08 (11)                                13,540,000    EGP     2,452,370
Egypt (The Arab Republic of) Credit Linked Nts., 7.812%, 4/16/09 (11)                                 7,100,000    EGP     1,208,891
Egypt (The Arab Republic of) Credit Linked Nts., 7.981%, 4/2/09 (11)                                  8,140,000    EGP     1,392,927
Egypt (The Arab Republic of) Credit Linked Nts., 8%, 4/2/09 (11)                                     14,190,000    EGP     2,428,211
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 6.529%, 3/26/09 (11)                         17,690,000    EGP     3,034,746
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10                                                2,990,000    GHS     2,400,768
Nigeria (Federal Republic of) Credit Linked Nts., 11.647%, 10/15/08 (11)                            349,000,000    NGN     2,954,549
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 (1,12)                             347,000,000    NGN     3,210,226
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%, 4/4/11 (12)                    265,000,000    NGN     2,459,725
Nigeria (Federal Republic of) Unsec. Credit Linked Nts., 6.211%, 12/10/08 (11)                      165,200,000    NGN     1,370,030
Renins Nonlife Ltd. Credit Linked Nts., 12.50%, 5/30/12 (2)                                           4,878,314            4,439,266
Russian Federation Credit Linked Nts., 7.65%, 12/4/08 (1,2)                                          21,350,000    RUR       815,395
Russian Federation Credit Linked Nts., Series 2, 7.50%, 12/4/08 (1,2)                                50,900,000    RUR     1,943,963
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/2/10                                               880,000    UAH       172,478
Zambia (Republic of) Credit Linked Nts., 11.399%, 6/11/09 (11)                                    2,165,000,000    ZMK       554,476
Zimbabwe (Republic of) Credit Linked Nts., 10.076%, 11/26/08 (11)                                 1,810,000,000    ZMK       498,299
Zimbabwe (Republic of) Credit Linked Nts., 10.717%, 3/4/09 (11)                                   3,850,000,000    ZMK     1,022,991
Zimbabwe (Republic of) Credit Linked Nts., 10.793%, 2/25/09 (11)                                  3,850,000,000    ZMK     1,020,535

                     30 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT                VALUE
                                                                                                 --------------          -----------
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10 (1)                                           4,840,000    UAH   $   731,093
Federal Grid Co. of Unified Energy System Total Return Linked Nts., 7.10%, 12/12/08 (1,2)            37,100,000    RUR     1,362,698
Federal Grid Co. of Unified Energy System Total Return Linked Nts., 8.25%, 6/22/10 (1,2)             93,500,000    RUR     3,534,496
Gazprom Total Return Linked Nts., 6.79%, 10/29/09                                                    73,800,000    RUR     2,885,511
Gazprom Total Return Linked Nts., Series 002, 6.95%, 8/6/09                                          72,600,000    RUR     2,787,664
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11                                   14,800,000,000    IDR     1,529,411
Moitk Total Return Linked Nts., 8.966%, 3/26/11 (1,2)                                                59,900,000    RUR     2,217,658
NAK Naftogaz of Ukraine Credit Linked Nts., 5%, 1/20/09                                               3,890,000            3,790,805
Oreniz Total Return Linked Nts., 9.24%, 2/21/12 (1,2)                                               116,835,000    RUR     3,870,224
RuRail Total Return Linked Nts., 6.67%, 1/22/09 (1,2)                                                49,210,000    RUR     1,860,241
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09 (2)                         2,195,000    UAH       387,903
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%, 1/19/17 (2)                    14,609,000,000    VND       567,639
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Specialized Construction and Installation Administration Credit Linked Nts., 13%,
5/20/10 (1,2)                                                                                        97,250,000    RUR     3,714,154
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 (12)                                       5,650,000    UAH       998,475
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09 (2)                           661,000    UAH       116,813
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09 (12)                        4,170,000    UAH       736,927
Credit Suisse Group, Russian Moscoblgaz Finance Total Return Linked Nts., 9.25%, 6/24/12 (2)        106,500,000    RUR     3,735,393
Credit Suisse International, Federal Grid Co. of Unified Energy System Total Return Linked
Nts., 8.25%, 6/22/10 (1,2)                                                                           54,200,000    RUR     2,048,874
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 12.479%, 12/21/11 (2)                                     2,990,000    ARP     2,604,978
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts.,
9.09%, 1/5/11 (2)                                                                                    10,092,880    MXN       909,019
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts.,
9.65%, 1/5/11 (2)                                                                                     6,690,711    MXN       602,601
Brazil Real Credit Linked Nts., 13.882%, 3/3/10 (11)                                                  4,580,760    BRR     2,149,160
Brazil Real Total Return Linked Nts., 6%, 8/18/10                                                     2,065,000    BRR     1,826,205
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/16/14                                        2,002,000,000    COP       966,425
European Investment Bank, Russian Federation Credit Linked Nts., 5.502%, 1/19/10 (2,11)                 705,000              640,634
Federal Grid Co. of Unified Energy System Total Return Linked Nts., Series FSK3, 7.10%,
12/16/08 (1)                                                                                         50,530,000    RUR     2,008,995
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 (2)                                                       2,126,029            2,051,618
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25%, 3/24/09                         258,990,000    KZT     2,129,617
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                              820,000              715,007
Indonesia (Republic of) Credit Linked Nts., Series 02, 12.80%, 6/22/21                           29,700,000,000    IDR     2,772,187
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/22/13                                 873,600              951,761

                     31 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT                VALUE
                                                                                                 --------------          -----------
Moscow (City of) Total Return Linked Nts., Series II, 9%, 4/22/11                                    21,590,000    RUR   $   832,723
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09                                    67,900,000    NGN       588,738
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09                                       91,000,000    NGN       804,505
Opic Reforma I Credit Linked Nts., Cl. 1A, 10.65%, 8/4/14 (1,2)                                      14,850,000    MXN     1,357,838
Opic Reforma I Credit Linked Nts., Cl. 1B, 10.65%, 8/4/14 (1,2)                                       2,970,000    MXN       271,568
Opic Reforma I Credit Linked Nts., Cl. 1C, 10.65%, 9/24/14 (1,2)                                      4,950,000    MXN       452,613
Opic Reforma I Credit Linked Nts., Cl. 2A, 12.15%, 5/22/15 (1,2)                                      1,417,014    MXN       129,567
Opic Reforma I Credit Linked Nts., Cl. 2B, 12.15%, 5/22/15 (1,2)                                      2,479,100    MXN       226,681
Opic Reforma I Credit Linked Nts., Cl. 2C, 12.15%, 5/22/15 (1,2)                                     37,378,810    MXN     3,417,804
Opic Reforma I Credit Linked Nts., Cl. 2D, 12.15%, 8/4/14 (1,2)                                       2,724,116    MXN       249,085
Opic Reforma I Credit Linked Nts., Cl. 2E, 12.15%, 5/20/15 (1,2)                                      1,979,122    MXN       180,965
Opic Reforma I Credit Linked Nts., Cl. 2F, 12.15%, 5/22/12 (1,2)                                      1,263,966    MXN       115,573
Opic Reforma I Credit Linked Nts., Cl. 2G, 12.15%, 5/22/15 (1,2)                                        232,771    MXN        21,284
Peru (Republic of) Credit Linked Nts., 4.416%, 2/20/11 (1)                                              875,000              871,644
Rosselkhozbank Total Return Linked Nts., 7.919%, 3/20/09 (11)                                        45,900,000    RUR     1,679,879
Rosselkhozbank Total Return Linked Nts., 7.949%, 1/15/09 (11)                                        86,420,000    RUR     3,236,311
Rosselkhozbank Total Return Linked Nts., Series 2, 7.948%, 1/16/09 (11)                              59,560,000    RUR     2,231,276
RuRail Total Return Linked Nts., 0%, 12/4/09 (11)                                                    19,221,000    RUR       761,748
RuRail Total Return Linked Nts., 6.67%, 1/26/09 (1)                                                  75,090,000    RUR     2,955,614
Sberbank Total Return Linked Nts., 7.375%, 5/7/09 (11)                                               96,070,000    RUR     3,494,656
Sberbank Total Return Linked Nts., 7.406%, 6/9/09 (11)                                               38,430,000    RUR     1,384,336
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                                          885,000              775,853
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 3/1/11                                         885,000              750,232
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/29/11                                          885,000              728,444
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/29/12                                        885,000              707,929
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/30/12                                          885,000              689,557
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 (2)                                           6,684,270    MXN       602,021
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09                                       1,630,000            1,708,224
Deutsche Bank AG Singapore, Vietnam Shipping Industry Group Total Return Linked Nts., 9%,
4/20/17                                                                                          36,800,000,000    VND     1,155,210
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%, 12/12/11 (1,12)                        34,190,000    RUR     1,244,750
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%, 3/29/17 (11,12)               21,980,000    TRY     2,886,228
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.476%,
2/8/37 (11,12)                                                                                   63,720,800,000    COP       104,792
Goldman Sachs International, Rosselkhozbank Total Return Linked Nts., 8%, 5/13/09 (1)                84,500,000    RUR     3,162,339
Hallertau SPC, Philippines (Republic of) Credit Linked Nts., Series 2007-01, 5.244%,
12/20/17 (1,2)                                                                                       14,290,000           11,789,250
Hallertau SPC Segregated Portfolio, Brazil (Federal Republic of) Credit Linked Nts., Series
2008-01, 9.888%, 8/2/10 (2,4,11)                                                                     14,337,604    BRR     1,668,162
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%, 12/30/09 (2)               4,689,000    UAH       918,398

                     32 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT                VALUE
                                                                                                 --------------          -----------
JPMorgan Chase Bank NA:
Brazil (Federal Republic of) Credit Linked Nts., 10.291%, 5/16/45 (12)                                1,445,000    BRR   $ 1,134,810
Brazil (Federal Republic of) Credit Linked Nts., 14.35%, 2/20/12 (2)                                  5,770,000    BRR     2,352,695
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15 (11)                                10,948,600    BRR     2,503,392
Brazil (Federal Republic of) Credit Linked Nts., Series III, 12.184%, 1/2/15 (2,11)                   5,245,000    BRR     1,199,267
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 (11,12)                               20,100,000,000    COP     3,724,246
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16 (2,11)                             12,177,000,000    COP     2,012,580
Colombia (Republic of) Credit Linked Bonds, Series A, 10.218%, 10/31/16 (2,11)                   12,125,000,000    COP     2,003,986
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15 (11,12)                                         3,470,000    PEN       624,891
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10 (12)                                        1,120,000            1,203,552
JPMorgan Chase Bank NA London Branch, Indonesia (Republic of) Credit Linked Nts., 12.80%,
6/17/21 (12)                                                                                     25,490,000,000    IDR     2,593,541
Lehman Brothers Treasury  Co. BV:
Brazil (Federal Republic of) Credit Linked Nts., 6.357%, 4/20/11 (11,12)                             13,157,420    BRR     5,900,317
Microvest Capital Management LLC Credit Linked Nts., 7.55%, 5/24/12 (2)                               7,541,026            7,299,713
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16 (2)                                      1,784,000,000    COP       694,840
Renaissance Capital International Services Ltd. Total Return Linked Nts., 10.50%, 10/7/08 (2)        80,000,000    RUR     2,805,929
Morgan Stanley:
Credit Linked Nts., 6.25%, 3/23/17 (2)                                                                4,885,000    PEN     1,053,162
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34                        96,184,619    RUR     3,047,526
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc Total Return
Linked Nts., Series A, 8.375%, 7/9/12 (2)                                                            22,023,191    RUR       772,444
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.551%, 1/5/22 (11,12)                             28,914,000    BRR       592,593
Brazil (Federal Republic of) Credit Linked Nts., 14.40%, 8/4/16 (2)                                   5,793,682    BRR     2,401,018
Eurokommerz Total Return Linked Nts., Series 1, 12.43%, 10/19/09 (1)                                319,000,000    RUR    12,431,825
Russian Federation Total Return Linked Nts., 12.43%, 10/19/09 (1)                                   179,000,000    RUR     6,975,851
Ukraine (Republic of) Credit Linked Nts., 4.511%, 10/15/17 (1,12)                                     8,300,000            4,814,000
Ukraine (Republic of) Credit Linked Nts., Series 2, 5.728%, 10/15/17 (1,2)                            6,800,000            4,080,000
United Mexican States Credit Linked Nts., 5.64%, 11/20/15 (12)                                        2,000,000            1,996,200
WTI Trading Ltd. Total Return Linked Nts., Series A, 15%, 3/8/12 (2)                                  4,440,493            4,262,873

                     33 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT                VALUE
                                                                                                 --------------         ------------
WTI Trading Ltd. Total Return Linked Nts., Series C, 15%, 3/8/12 (2)                             $    5,934,498         $  5,697,118
UBS AG:
Egypt (The Arab Republic of) Credit Linked Nts., 7.298%, 4/29/09 (11,12)                             14,040,000   EGP      2,399,073
Egypt (The Arab Republic of) Credit Linked Nts., 7.449%, 11/26/08 (11,12)                            13,930,000   EGP      2,496,562
Egypt (The Arab Republic of) Credit Linked Nts., 7.808%, 4/15/09 (11,12)                              7,090,000   EGP      1,216,170
Egypt (The Arab Republic of) Credit Linked Nts., Series 2, 7.54%, 4/22/09 (11,12)                     7,030,000   EGP      1,204,591
Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11 (2)                                          1,222,052   GHS        911,664
                                                                                                                        ------------
Total Structured Securities (Cost $311,510,699)                                                                          279,868,234

EVENT-LINKED BONDS--1.2%
Aiolos Ltd. Catastrophe Linked Nts., 9.709%, 4/8/09 (1,12)                                              800,000   EUR      1,116,101
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 5.762%, 5/22/12 (1,12)                                   1,888,000            1,906,314
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 11.311%, 6/1/09 (1,12)                             1,750,000            1,818,075
Cascadia Ltd. Catastrophe Linked Nts., 6.811%, 8/31/09 (1,12)                                         1,130,000            1,139,040
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 5.153%, 5/19/09 (1,12)                                   3,200,000            3,161,280
Champlain Ltd. Catastrophe Linked Nts., Series A, 15.541%, 1/7/09 (1,12)                                940,000              946,392
Eurus Ltd. Catastrophe Linked Nts., 9.043%, 4/8/09 (1,12)                                             1,400,000            1,387,960
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 6.691%, 8/10/11 (1,12)                                   2,630,000            2,676,551
Foundation Re II Ltd. Catastrophe Linked Nts., 12.607%, 1/8/09 (1,12)                                   926,000              909,888
Foundation Re Ltd. Catastrophe Linked Nts., 6.907%, 11/24/08 (1,12)                                   1,000,000              990,500
Fusion 2007 Ltd. Catastrophe Linked Nts., 8.809%, 5/19/09 (1,12)                                      2,600,000            2,629,120
GlobeCat Ltd. Catastrophe Linked Nts., 4.883%, 12/30/08 (1)                                           2,150,000            2,147,850
Lakeside Re Ltd. Catastrophe Linked Nts., 10.262%, 12/31/09 (1,12)                                    4,100,000            4,222,180
Medquake Ltd. Catastrophe Linked Nts., 7.904%, 5/31/10 (1,12)                                         1,250,000            1,250,500
Midori Ltd. Catastrophe Linked Nts., 5.541%, 10/24/12 (1,12)                                          1,600,000            1,611,040
Muteki Ltd. Catastrophe Linked Nts., 7.204%, 5/24/11 (1,12)                                           2,100,000            2,090,550
Nelson Re Ltd. Catastrophe Linked Nts., Series 2007-I, Cl. A, 14.704%, 6/21/10 (1,12)                 3,340,000            3,361,042
Osiris Capital plc Catastrophe Linked Combined Mortality Index Nts., Series D, 7.791%,
1/15/10 (1,12)                                                                                          890,000              894,717
Redwood Capital X Ltd. Catastrophe Linked Nts., Series C, 7.541%, 1/9/09 (1,2)                          360,000              359,964
Residential Reinsurance 2007 Ltd. Catastrophe Linked Nts.:
Series CL2, 14.311%, 6/6/11 (1,12)                                                                    2,590,000            2,624,447
Series CL3, 15.061%, 6/7/10 (1,12)                                                                    1,000,000            1,028,100
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 11.314%, 6/5/09 (1,12)                                    3,550,000            3,634,490

                     34 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                           PRINCIPAL
                                                                                             AMOUNT        VALUE
                                                                                          -----------   -----------
Vega Capital Ltd. Catastrophe Linked Nts., Series D, 0%, 6/24/11 (2,11)                   $ 4,205,000   $ 4,171,360
Willow Re Ltd. Catastrophe Linked Nts., 7.924%, 6/16/10 (1,12)                              2,480,000     1,959,200
                                                                                                        -----------
Total Event-Linked Bonds (Cost $48,168,494)                                                              48,036,661

                                                    EXPIRATION    STRIKE
                                                       DATE        PRICE        CONTRACTS
                                                    ----------   ---------    -------------
OPTIONS PURCHASED--0.0%
Brazilian Real (BRR) Call (3)                         10/6/08    1.6635BRR       43,245,000    25,995
Brazilian Real (BRR) Call (3)                         10/9/08    1.7142BRR       45,625,000    10,270
Brazilian Real (BRR) Call (3)                         12/9/08    1.7142BRR       22,800,000    55,411
Japanese Yen (JPY) Call (3)                           10/9/08    104.20JPY    2,717,000,000   207,307
                                                                                              -------
Total Options Purchased (Cost $591,647)                                                       298,983

                                                                                   EXERCISE      NOTIONAL
                                                                                     DATE         AMOUNT
                                                                                   --------   --------------
SWAPTIONS PURCHASED--0.0%
J Aron & Co., Swap Counterparty, Interest Rate Swap call option; Swap
Terms-Receive fixed rate of 9.32% and pay floating rate based on 28 day
MXN TIIE BANXICO; terminating 5/31/21 (3,17) (Cost $333,398)                        6/11/09   117,625,000MXN         465,485

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT
                                                                                                ------------
SHORT-TERM NOTES--4.5%
Federal Home Loan Mortgage Corp., 2.74%, 2/26/09 (9,18)                                         $ 60,000,000      59,278,500
Federal National Mortgage Assn.:
2.76%, 2/25/09 (19)                                                                               60,000,000      59,283,360
2.71%, 2/23/09 (10,20)                                                                            63,830,000      63,078,019
                                                                                                                 -----------
Total Short-Term Notes (Cost $181,811,162)                                                                       181,639,879

                                                                                                   SHARES
                                                                                                ------------
INVESTMENT COMPANIES--16.7%
Oppenheimer Institutional Money Market Fund,
Cl. E, 3.15%  (21,22)                                                                            531,376,749     531,376,749
Oppenheimer Master Event-Linked Bond Fund, LLC  (21)                                               1,231,279      12,189,590
Oppenheimer Master Loan Fund, LLC  (21)                                                           14,194,313     132,673,866
                                                                                                               -------------
Total Investment Companies (Cost $690,832,147)                                                                   676,240,205

Total Investments, at Value (excluding Investments Purchased with Cash Collateral from
Securities Loaned) (Cost $4,501,148,374)                                                                       4,227,396,698
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--3.8% (23)
OFI Liquid Assets Fund, LLC, 3.40% (21,22) (Cost $151,492,410)                                   151,492,410     151,492,410

                    35 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                                                     VALUE
                                                                                                                ---------------
Total Investments, at Value (Cost $4,652,640,784)                                                      108.1%   $ 4,378,889,108
Liabilities in Excess of Other Assets                                                                   (8.1)      (327,664,996)
                                                                                                       -----    ---------------
Net Assets                                                                                             100.0%   $ 4,051,224,112
                                                                                                       =====    ===============

Footnotes to Statement of Investments

Principal, Notional amounts and Strike Price are reported in U.S. Dollars, except for those denoted in the following currencies:

ARP              Argentine Peso
AUD              Australian Dollar
BRR              Brazilian Real
CAD              Canadian Dollar
COP              Colombian Peso
DKK              Danish Krone
DOP              Dominican Republic Peso
EGP              Egyptian Pounds
EUR              Euro
GBP              British Pound Sterling
GHS              Ghana Cedi
HUF              Hungarian Forint
IDR              Indonesia Rupiah
ILS              Israeli Shekel
JPY              Japanese Yen
KZT              Kazakhstan Tenge
MXN              Mexican Nuevo Peso
MYR              Malaysian Ringgit
NGN              Nigeria Naira
NOK              Norwegian Krone
PEN              Peruvian New Sol
PHP              Philippines Peso
PLZ              Polish Zloty
RUR              Russian Ruble
SEK              Swedish Krona
TRY              New Turkish Lira
UAH              Ukraine Hryvnia
UYU              Uruguay Peso
VND              Vietnam Dong
ZMK              Zambian Kwacha

Swaption Purchased abbreviation is as follows:

MXN TIIE BANXICO     Mexican Nuevo Peso-Interbank Equilibrium Interest
                     Rate-Banco de Mexico

1. Represents the current interest rate for a variable or increasing rate security.

                     36 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2008 was $226,482,605, which represents 5.59% of the Fund's net assets, of which $6,422,978 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                    ACQUISITION                                UNREALIZED
SECURITY                                                               DATE          COST          VALUE      DEPRECIATION
--------                                                            -----------   -----------   -----------   ------------
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 1A, 10.65%, 8/4/14                                   12/27/07    $ 1,364,764   $ 1,357,838     $  6,926
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 1B, 10.65%, 8/4/14                                    6/12/08        286,334       271,568       14,766
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 1C, 10.65%, 9/24/14                                   8/12/08        487,085       452,613       34,472
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2A, 12.15%, 5/22/15                                   5/21/08        136,622       129,567        7,055
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2B, 12.15%, 5/22/15                                   6/12/08        239,007       226,681       12,326
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2C, 12.15%, 5/22/15                                   6/18/08      3,626,317     3,417,804      208,513
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2D, 12.15%, 8/04/14                                    7/8/08        264,086       249,085       15,001
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2E, 12.15%, 5/20/15                                   7/15/08        192,185       180,965       11,220
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2F, 12.15%, 5/22/12                                    8/8/08        124,426       115,573        8,853
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2G, 12.15%, 5/22/15                                   8/22/08         22,959        21,284        1,675
                                                                                  -----------   -----------    ---------
                                                                                  $ 6,743,785   $ 6,422,978    $ 320,807
                                                                                  ===========   ===========    =========


3.    Non-income producing security.

4.    Issue is in default. See accompanying Notes.

5. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $34,715,794. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $29,506,269 or 0.73% of the Fund's net assets as of September 30, 2008.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $4,926,367 or 0.12% of the Fund's net assets as of September 30, 2008.

8. When-issued security or delayed delivery to be delivered and settled after September 30, 2008. See accompanying Notes.

9.    Partial or fully-loaned security. See accompanying Notes.

10. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

11.   Zero coupon bond reflects effective yield on the date of purchase.

12. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $356,398,681 or 8.80% of the Fund's net assets as of September 30, 2008.

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

15. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

16.   Interest or dividend is paid-in-kind, when applicable.

17.   Swap contract terms if the option was exercised on exercise date.

18. All or a portion of the security was segregated by the Fund in the amount of $3,562,000, which represented 100.71% of the market value of securities sold short. See accompanying Notes.

19. A sufficient amount of liquid assets has been designated to cover outstanding written call options.

20. A sufficient amount of liquid assets has been designated to cover outstanding written put options.

                     37 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

21. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES            GROSS           GROSS             SHARES
                                                         DECEMBER 31, 2007     ADDITIONS       REDUCTIONS    SEPTEMBER 30, 2008
                                                         -----------------   -------------   -------------   ------------------
OFI Liquid Assets Fund, LLC                                             --     199,377,828      47,885,418          151,492,410
Oppenheimer Institutional Money Market Fund, Cl. E             587,306,313   3,284,249,844   3,340,179,408          531,376,749
Oppenheimer Master Event-Linked Bond Fund, LLC                          --       1,231,279              --            1,231,279
Oppenheimer Master Loan Fund, LLC                               14,194,313              --              --           14,194,313

                                                                                                                   REALIZED
                                                                                   VALUE          INCOME          GAIN (LOSS)
                                                                               -------------   ------------      ------------
OFI Liquid Assets Fund, LLC                                                    $ 151,492,410   $     67,420 (a)  $         --
Oppenheimer Institutional Money Market Fund, Cl. E                               531,376,749     13,501,980                --
Oppenheimer Master Event-Linked Bond Fund, LLC                                    12,189,590        132,463 (b)         1,259  (b)
Oppenheimer Master Loan Fund, LLC                                                132,673,866      8,360,443 (c)    (2,667,558) (c)
                                                                               -------------   ------------      ------------
                                                                               $ 827,732,615   $ 22,062,306      $ (2,666,299)
                                                                               =============   ============      ============

a.    Net of compensation to counterparties.

b. Represents the amount allocated to the fund from Oppenheimer Event-Linked Bond Fund, LLC.

c. Represents the amount allocated to the fund from Oppenheimer Master Loan Fund, LLC.

22.   Rate shown is the 7-day yield as of September 30, 2008.

23. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

                                                                             PRINCIPAL AMOUNT
                                                                                SOLD SHORT           VALUE
                                                                             ----------------    ------------
MORTGAGE-BACKED OBLIGATIONS SOLD SHORT--(0.1)%
Federal National Mortgage Assn., 5%, 10/1/21 (8)
(Proceeds $3,577,584)                                                          $ (3,562,000)     $ (3,536,956)
VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:


VALUATION DESCRIPTION                                           INVESTMENTS IN SECURITIES   OTHER FINANCIAL INSTRUMENTS*
---------------------                                           -------------------------   ----------------------------
Level 1--Quoted Prices                                                 $   832,253,651              $  (11,760,503)
Level 2--Other Significant Observable Inputs                             3,535,726,836                (100,158,797)
Level 3--Significant Unobservable Inputs                                    10,908,621                          --
                                                                       ---------------              --------------
        Total                                                          $ 4,378,889,108              $ (111,919,300)
                                                                       ===============              ==============

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

                     38 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                 CONTRACT
                                                  AMOUNT                EXPIRATION                        UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                 BUY/SELL     (000s)                  DATES              VALUE       APPRECIATION   DEPRECIATION
--------------------                 --------   -----------         ------------------   -------------   ------------   ------------
Australian Dollar (AUD)                  Sell        44,447   AUD      10/8/08-11/3/08   $  35,097,660   $    619,713   $        --
Australian Dollar (AUD)                   Buy        10,375   AUD              10/8/08       8,197,081             --       147,221
Brazilian Real (BRR)                     Sell        24,240   BRR              11/4/08      12,643,449        225,259        33,967
Brazilian Real (BRR)                      Buy       174,793   BRR       11/4/08-1/5/10      90,671,514      2,476,368     4,536,011
British Pound Sterling (GBP)             Sell        25,010   GBP       10/1/08-2/5/09      44,518,570      2,347,263        35,890
British Pound Sterling (GBP)              Buy         1,220   GBP      10/1/08-10/2/08       2,168,966             --        84,072
Canadian Dollar (CAD)                    Sell        87,875   CAD     10/6/08-10/31/08      82,631,285        423,673        94,300
Chilean Peso (CLP)                        Buy     6,400,000   CLP    10/22/08-11/12/08      11,559,904             --       381,127
Chinese Renminbi (Yuan) (CNY)             Buy       170,475   CNY       5/13/09-9/2/09      24,575,467             --     1,228,858
Colombian Peso (COP)                     Sell    14,704,000   COP              11/4/08       6,676,175        100,354            --
Czech Koruna (CZK)                       Sell         3,103   CZK             12/31/09         179,539          9,562            --
Euro (EUR)                               Sell       198,355   EUR       10/1/08-2/5/09     279,726,619     17,681,378            --
Euro (EUR)                                Buy       129,605   EUR      10/1/08-1/16/09     182,742,075             --    10,128,212
Hungarian Forint (HUF)                   Sell     1,452,906   HUF    11/12/08-12/31/09       8,416,621          2,933        90,756
Hungarian Forint (HUF)                    Buy     3,128,000   HUF              12/2/08      18,112,531             --        62,949
Indian Rupee (INR)                       Sell       707,000   INR     10/20/08-11/3/08      15,055,099         77,240       106,108
Indonesia Rupiah (IDR)                    Buy   284,895,000   IDR    10/14/08-12/19/08      29,457,623         30,221       586,654
Israeli Shekel (ILS)                     Sell        35,580   ILS     10/3/08-10/30/08      10,242,309             --       290,736
Japanese Yen (JPY)                       Sell     5,011,000   JPY       10/1/08-2/5/09      47,559,658         25,814       544,581
Japanese Yen (JPY)                        Buy    14,251,000   JPY      10/1/08-3/10/09     134,782,964          6,608     2,738,102
Kuwaiti Dinar (KWD)                       Buy           661   KWD              1/29/09       2,459,983             --         4,595
Malaysian Ringgit (MYR)                  Sell        45,815   MYR    10/14/08-10/15/08      13,328,848             --       104,529
Malaysian Ringgit (MYR)                   Buy        11,170   MYR             10/10/08       3,248,202             --       275,457
Mexican Nuevo Peso (MXN)                 Sell       126,168   MXN     10/6/08-10/30/08      11,516,131        273,391            --
Mexican Nuevo Peso (MXN)                  Buy       275,945   MXN             11/24/08      25,052,459             --     1,862,347
New Taiwan Dollar (TWD)                  Sell       756,000   TWD     10/31/08-12/2/08      23,469,473        314,710        15,430
New Turkish Lira (TRY)                   Sell        12,895   TRY             10/20/08      10,091,254        201,690            --
New Zealand Dollar (NZD)                 Sell        15,830   NZD    10/10/08-10/22/08      10,566,228        511,885            --
New Zealand Dollar (NZD)                  Buy        40,280   NZD     10/31/08-1/16/09      26,657,027             --     2,316,991
Norwegian Krone (NOK)                    Sell        51,400   NOK             10/10/08       8,743,041         40,281            --
Norwegian Krone (NOK)                     Buy       267,230   NOK      10/6/08-1/16/09      45,335,568             --     3,467,518
Peruvian New Sol (PEN)                   Sell        24,530   PEN               1/7/09       8,160,999         10,756        22,071
Peruvian New Sol (PEN)                    Buy        19,981   PEN              11/5/08       6,682,504             --       412,268
Philippines Peso (PHP)                   Sell        92,900   PHP             10/17/08       1,974,721             --        47,335
Philippines Peso (PHP)                    Buy       396,000   PHP             10/17/08       8,417,541        129,027        30,312
Polish Zloty (PLZ)                       Sell       115,208   PLZ     10/2/08-12/31/09      47,729,139        548,380       331,911
Polish Zloty (PLZ)                        Buy        91,210   PLZ     10/2/08-10/30/08      37,807,662         64,218     2,050,863
Qatari Riyal (QAR)                        Buy         8,650   QAR              1/29/09       2,384,181             --        81,611
Russian Ruble (RUR)                      Sell       621,170   RUR      9/18/09-9/21/09      23,307,122         77,173        72,424
Russian Ruble (RUR)                       Buy       604,550   RUR    10/15/08-11/19/08      23,462,495         31,970       581,733
Saudi Riyal (SAR)                         Buy         9,110   SAR              1/29/09       2,427,572             --        39,591
Singapore Dollar (SGD)                    Buy        33,670   SGD    10/10/08-10/31/08      23,459,491             --       186,935
South African Rand (ZAR)                 Sell       100,390   ZAR             10/20/08      12,061,409        613,102            --
South African Rand (ZAR)                  Buy         3,872   ZAR             12/31/09         431,739             --        43,048
South Korean Won (KRW)                   Sell     6,376,000   KRW             10/31/08       5,307,070         98,802        26,899
Swedish Krona (SEK)                      Sell        85,750   SEK              1/16/09      12,388,161      1,567,213            --
Swedish Krona (SEK)                       Buy         9,240   SEK             10/10/08       1,334,947             --       197,900
Swiss Franc (CHF)                        Sell         1,109   CHF              10/8/08         987,459         12,181            --
Swiss Franc (CHF)                         Buy        52,845   CHF    10/10/08-10/31/08      47,091,575             --     2,286,633
Ukraine Hryvnia (UAH)                     Buy        42,980   UAH     10/17/08-1/28/09       8,351,094             --       356,238
United Arab Emirates Dirham (AED)         Buy         8,820   AED              1/29/09       2,401,981             --        65,152
Vietnam Dong (VND)                        Buy    39,180,000   VND              1/30/09       2,237,727             --       227,975
                                                                                                         ------------   ------------
Total unrealized appreciation and
depreciation                                                                                             $ 28,521,165   $ 36,197,310
                                                                                                         ============   ============

                    39 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

FUTURES CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                                                                       UNREALIZED
                                                          NUMBER OF    EXPIRATION                     APPRECIATION
CONTRACT DESCRIPTION                         BUY/SELL     CONTRACTS       DATE            VALUE      (DEPRECIATION)
------------------------------------------   --------     ---------    ----------     ------------   --------------
Amsterdam Exchange Index                        Buy            32        10/17/08     $  2,985,429   $    (324,418)
CAC40 10 Euro Index                            Sell           123        10/17/08        7,005,146         130,539
Canadian Bond, 10 yr.                           Buy           241        12/18/08       26,533,211        (348,469)
Cotton No. 2                                   Sell            72         12/8/08        2,061,000         627,164
Crude Oil                                       Buy            21        10/21/08        2,113,440         (46,332)
DAX Index                                      Sell           107        12/19/08       22,173,356         487,292
Euro-Bundesobligation, 5 yr.                    Buy            19         12/8/08        2,934,671          18,594
Euro-Bundesobligation, 10 yr.                   Buy         2,239         12/8/08      362,707,094       1,220,792
Euro-Bundesobligation, 10 yr.                  Sell           486         12/8/08       78,729,633        (318,035)
Euro-Schatz                                     Buy           591         12/8/08       86,844,959         666,801
FTSE 100 Index                                 Sell           163        12/19/08       14,411,161         332,379
Hang Seng China Enterprises
 Index (The)                                   Sell            55        10/30/08        3,234,544         235,391
IBEX 35 Index                                   Buy            23        10/17/08        3,546,345          83,747
Japan (Government of) Bonds, 10 yr.             Buy            51        12/10/08        6,584,853         (29,836)
Japan (Government of) Bonds, 10 yr.            Sell            43        12/11/08       55,608,293          (9,324)
London Metals Exchange Aluminum
 High Grade                                     Buy            34        11/17/08        2,043,613            (238)
London Metals Exchange Copper                   Buy            13        11/17/08        2,069,600        (184,419)
London Metals Exchange Lead                    Sell            45        11/17/08        2,049,750           25,191
London Metals Exchange Nickel                   Buy            21        11/17/08        1,984,500            (394)
London Metals Exchange Zinc                     Buy            49        11/17/08        2,048,200        (163,668)
Mexican Bolsa Index                            Sell           153        12/19/08        3,522,365        (125,189)
NASDAQ 100 E-Mini Index                        Sell           385        12/19/08       12,275,725         983,617
Nikkei 225 Index                                Buy            25        12/11/08        1,332,801         (72,017)
Nikkei 225 Index                               Sell           160        12/11/08       17,029,759       1,253,890
OMXS30 Index                                   Sell           711        10/17/08        7,960,986         294,204
SGX CNX Nifty Index                            Sell           477        10/29/08        3,751,128         162,059
Soybean                                        Sell            37        11/14/08        1,933,250          (2,345)
Standard & Poor's 500 E-Mini Index              Buy           154        12/19/08        8,988,980        (222,915)
Standard & Poor's 500 E-Mini Index             Sell           814        12/19/08       47,513,180       1,177,341
Standard & Poor's 500 Index                    Sell             8        12/18/08        2,334,800         155,838
Standard & Poor's/MIB Index, 10 yr.             Buy            19        12/19/08        3,435,262        (110,409)
Standard & Poor's/Toronto Stock
Exchange 60 Index                               Buy            67        12/18/08        8,915,706        (729,233)
Sugar #11                                      Sell           133         2/27/09        2,034,794          (3,104)
U.S. Long Bonds, 20 yr.                         Buy         2,562        12/19/08      300,194,344      (1,747,571)
U.S. Long Bonds, 20 yr.                        Sell           149        12/19/08       17,458,609          96,937
U.S. Treasury Nts., 2 yr.                      Sell         2,197        12/31/08      468,922,188      (2,413,841)
U.S. Treasury Nts., 5 yr.                       Buy           260        12/31/08       29,180,938         114,815
U.S. Treasury Nts., 5 yr.                      Sell         1,161        12/31/08      130,304,109        (239,910)
U.S. Treasury Nts., 10 yr.                      Buy         3,549        12/19/08      406,804,125      (9,316,634)
U.S. Treasury Nts., 10 yr.                     Sell           765        12/19/08       87,688,125         664,317
United Kingdom Long Gilt                       Sell             9        12/29/08        1,794,464           5,538
Wheat                                          Sell            61        12/12/08        2,074,000         333,102
                                                                                                     -------------
                                                                                                     $  (7,338,753)
                                                                                                     =============

WRITTEN OPTIONS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                        NUMBER OF         EXERCISE     EXPIRATION     PREMIUMS
DESCRIPTION                   TYPE      CONTRACTS           PRICE         DATE        RECEIVED      VALUE
-----------------------       ----     -----------        --------     ----------    ---------   ------------
British Pound Sterling (GBP)  Call         750,000        $  1.858       10/2/08     $  11,138   $         --
British Pound Sterling (GBP)  Call         720,000           1.810       10/7/08        12,934        (12,934)
British Pound Sterling (GBP)  Call         695,000           1.807       10/6/08        11,777        (11,616)
British Pound Sterling (GBP)  Call         690,000           1.856       10/1/08         9,381             --
British Pound Sterling (GBP)  Call         660,000           1.841       10/3/08        10,725           (134)
British Pound Sterling (GBP)   Put         750,000           1.858       10/2/08        11,138        (62,551)
British Pound Sterling (GBP)   Put         720,000           1.810       10/7/08        12,934        (12,934)
British Pound Sterling (GBP)   Put         695,000           1.807       10/6/08        11,777        (11,604)
British Pound Sterling (GBP)   Put         690,000           1.856       10/1/08         9,381        (54,299)
British Pound Sterling (GBP)   Put         660,000           1.841       10/3/08        10,725        (43,317)
Euro (EUR)                    Call       3,140,000           1.469       10/2/08        40,661             --

                     40 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

Euro (EUR)                    Call       3,030,000           1.472       10/1/08        36,890             --
Euro (EUR)                    Call       2,945,000           1.433       10/7/08        46,562        (46,562)
Euro (EUR)                    Call       2,890,000           1.438       10/6/08        42,416        (45,771)
Euro (EUR)                    Call       2,525,000           1.464       10/3/08        36,737         (1,442)
Euro (EUR)                     Put       3,140,000           1.469       10/2/08        40,661       (198,852)
Euro (EUR)                     Put       3,030,000           1.472       10/1/08        36,890       (203,472)
Euro (EUR)                     Put       2,945,000           1.433       10/7/08        46,562        (46,562)
Euro (EUR)                     Put       2,890,000           1.438       10/6/08        42,416        (45,812)
Euro (EUR)                     Put       2,525,000           1.464       10/3/08        36,737       (148,308)
Japanese Yen (JPY)            Call     313,000,000         105.850       10/6/08        30,235        (24,852)
Japanese Yen (JPY)            Call     312,000,000         105.900       10/2/08        28,873        (12,948)
Japanese Yen (JPY)            Call     308,000,000         105.050       10/7/08        33,955        (33,954)
Japanese Yen (JPY)            Call     290,000,000         105.000       10/3/08        31,679        (11,658)
Japanese Yen (JPY)            Call     268,000,000         105.750       10/1/08        23,759         (4,878)
Japanese Yen (JPY)             Put     313,000,000         105.850       10/6/08        30,235        (40,659)
Japanese Yen (JPY)             Put     312,000,000         105.900       10/2/08        28,873        (28,049)
Japanese Yen (JPY)             Put     308,000,000         105.050       10/7/08        33,955        (33,954)
Japanese Yen (JPY)             Put     290,000,000         105.000       10/3/08        31,679        (44,718)
Japanese Yen (JPY)             Put     268,000,000         105.750       10/1/08        23,759        (22,432)
                                                                                     ---------   ------------
                                                                                     $ 815,444   $ (1,204,272)
                                                                                     =========   ============

CREDIT DEFAULT SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                                        PAY/                    UPFRONT
                                                 BUY/SELL   NOTIONAL  RECEIVE                   PAYMENT
SWAP                                              CREDIT     AMOUNT    FIXED    TERMINATION     RECEIVED/
COUNTERPARTY           REFERENCE ENTITY         PROTECTION   (000s)    RATE         DATE         (PAID)           VALUE
--------------  ------------------------------  ----------  --------  -------   -----------   ------------    -------------
Barclays
 Bank plc:
                ABX.HE.AA.06-2 Index               Sell     $  1,630    0.170%      5/25/46   $  1,260,997    $  (1,260,421)
                CDX.NA.IG.10 Index                 Sell       13,305    1.550       6/20/13       (268,597)        (136,583)
                CDX.NA.IG.10 Index                 Sell        5,320    1.550       6/20/13       (118,435)         (54,613)
                CDX.NA.IG.10 Index                 Sell        3,990    1.550       6/20/13        (22,848)         (40,959)
                CMBX.NA.AJ.5 Index                 Sell        1,380    0.980       2/15/51        322,558         (354,425)
                Nalco Co.                          Sell          575    4.500       9/20/13             --           13,039
                R.H. Donnelley Corp.               Sell          535    5.000       9/20/10         96,300          (94,260)
                Station Casinos, Inc.              Sell          500    5.000       6/20/13         90,000         (210,046)
                                                                                              ------------    -------------
                                                                                                 1,359,975       (2,138,268)
Citibank NA,
 New York:
                Ambac Assurance Corp.              Sell        6,455    8.400      12/20/08             --         (198,177)
                Cablevision Systems Corp.          Sell          100    3.100      12/20/10             --           (1,941)
                Capmark Financial Group, Inc.      Sell        2,480    7.125      12/20/12             --         (776,904)
                Capmark Financial Group, Inc.      Sell        1,620    9.700      12/20/12             --         (423,529)
                Capmark Financial Group, Inc.      Sell        1,350    9.750      12/20/12             --         (351,582)
                Ford Motor Credit Co.              Sell        1,800    2.320       3/20/12             --         (703,168)
                Intelsat Ltd.                      Sell          415    4.300      12/20/08             --            1,837
                Intelsat Ltd.                      Sell          430    5.000       3/20/09             --            4,472
                Morgan Stanley                     Sell        1,910    7.800      12/20/13             --         (175,755)
                Nalco Co.                          Sell          595    3.600       9/20/12             --            3,314
                Nalco Co.                          Sell          555    4.170       9/20/13             --            5,344
                Owens-Illinois, Inc.               Sell          520    2.500       6/20/13             --           (2,095)
                Pakistan                           Sell        1,570    5.100       3/20/13             --         (339,659)
                Reliant Energy, Inc.               Sell          500    2.450       9/20/11             --          (35,498)
                Reliant Energy, Inc.               Sell        1,200    2.600       9/20/11             --          (80,635)
                Republic of Hungary                 Buy        2,300    0.400      12/20/15             --          179,002
                Russian Federation                 Sell       10,000    0.360       1/20/11             --         (447,040)
                Smurfit-Stone Container
                Enterprises, Inc.                  Sell          275    8.000      12/20/13             --              223
                Tribune Co.                        Sell          435    5.000       3/20/10        139,200         (116,593)
                Tribune Co.                        Sell          460    5.000       3/20/10        150,650         (123,294)
                Tribune Co.                        Sell          520    5.000       3/20/10        171,600         (139,375)
                Tribune Co.                        Sell          475    5.000       3/20/10        166,250         (127,314)
                Ukraine                             Buy        1,660    4.180       8/20/13             --          137,008

                     41 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                Ukraine                             Buy        2,340    6.650      10/20/13             --             (188)
                Univision Communications, Inc.     Sell          670    5.000      12/20/09         46,900          (45,372)
                                                                                              ------------    -------------
                                                                                                   674,600       (3,756,919)

Credit Suisse
International:
                Aramark Corp.                      Sell          690    6.000       3/20/13             --           37,864
                Aramark Corp.                      Sell          550    4.750      12/20/13             --              (28)
                Capmark Financial Group, Inc.      Sell          790    5.200      12/20/12             --         (278,091)
                Capmark Financial Group, Inc.      Sell          415    6.250      12/20/12             --         (137,315)
                CDX.NA.HY.10 Index                 Sell       11,050    5.000       6/20/13        593,170         (973,052)
                CDX.NA.HY.8 Index                  Sell        2,876    2.750       6/20/12        144,826         (313,826)
                Charter Communications
                Holdings LLC                        Buy          235    7.000       9/20/10             --           28,243
                Charter Communications
                Holdings LLC                       Sell          235    5.000       9/20/17         47,000         (134,988)
                Charter Communications
                Holdings LLC                        Buy          285    5.000       9/20/10        (18,169)          43,050
                Charter Communications
                Holdings LLC                       Sell          285    5.000       9/20/17         57,000         (163,709)
                Development Bank of Kazakhstan     Sell        8,170    3.750       2/20/13             --         (878,292)
                Dow Jones CDX.NA.HY.7 Index        Sell        1,267    3.250      12/20/11        (47,467)         (57,940)
                Eastman Kodak Co.                   Buy        1,110    3.700      12/20/18             --            1,578
                Eastman Kodak Co.                  Sell        1,110    3.650      12/20/13             --             (464)
                El Paso Corp.                      Sell          435    2.800       3/20/18             --          (14,064)
                Ford Motor Credit Co.              Sell        3,750    2.385       3/20/12             --       (1,460,513)
                Ford Motor Credit Co.              Sell        1,150    2.550       3/20/12             --         (444,450)
                GMAC LLC                           Sell        1,690    1.390       3/20/17             --         (995,372)
                GMAC LLC                           Sell        3,205    5.000       3/20/09        464,725         (458,565)
                Harrah'S Operating Co., Inc.       Sell        1,275    5.000       3/20/10         81,281         (156,688)
                Intelsat Ltd.                      Sell          425    4.400       3/20/09             --            3,179
                Intelsat Ltd.                      Sell           50    5.750       3/20/09             --              702
                iStar Financial, Inc.              Sell          100    4.000      12/20/12             --          (38,124)
                iStar Financial, Inc.              Sell          765    4.150      12/20/12             --         (289,365)
                iStar Financial, Inc.              Sell          410   12.000       3/20/09             --          (38,072)
                Joint Stock Co. "Halyk Bank
                of Kazakhstan"                     Sell        1,600    4.950       3/20/13             --         (268,926)
                Massey Energy Co.                  Sell          605    5.000       3/20/13             --           22,665
                Massey Energy Co.                  Sell          215    5.000       3/20/13             --            8,055
                MGM Mirage                         Sell          545    8.400      12/20/13             --          (17,424)
                NJSC Naftogaz                      Sell        2,570    3.250       4/20/11             --         (412,126)
                Owens-Illinois, Inc.               Sell          305    2.500       6/20/13             --           (1,229)
                Reliant Energy, Inc.               Sell          970    5.750      12/20/13             --              278
                Rite Aid Corp.                     Sell           10    7.500       3/20/09             --             (461)
                Tenet Healthcare Corp.             Sell        1,365    4.050      12/20/08             --            4,461
                Tribune Co.                        Sell          370    6.350      12/20/08             --          (10,648)
                Tribune Co.                        Sell           70    5.000      12/20/09         15,400          (16,718)
                Tribune Co.                        Sell          315    5.000      12/20/09         72,450          (75,405)
                TXU Corp.                          Sell          940    1.530       6/20/11             --         (126,729)
                TXU Corp.                          Sell          490    1.610       6/20/11             --          (65,183)
                Univision Communications, Inc.     Sell          535   14.600       3/20/09             --           19,742
                                                                                              ------------    -------------
                                                                                                 1,410,216       (7,657,950)

Deutsche
 Bank AG:
                ABX.HE.AA.06-2 Index               Sell          720    0.170       5/25/46         86,393         (556,750)
                ABX.HE.AAA.06-2 Index              Sell        1,720    0.110       5/25/46         85,989         (534,276)
                ABX.HE.AAA.06-2 Index              Sell        1,720    0.110       5/25/46         85,974         (534,276)
                CDX.NA.HY.10 Index                 Sell       15,840    5.000       6/20/13        508,200       (1,394,854)
                CDX.NA.HY.10 Index                 Sell       12,740    5.000       6/20/13        744,051       (1,121,871)
                CDX.NA.HY.10 Index                 Sell       11,110    5.000       6/20/13        738,352         (978,335)
                CDX.NA.HY.10 Index                 Sell        5,495    5.000       6/20/13        491,497         (479,265)
                CDX.NA.HY.10 Index                 Sell        8,235    5.000       6/20/13        766,312         (952,657)
                CDX.NA.HY.9 Index                  Sell        7,588    3.750      12/20/12        (15,170)        (990,638)
                Countrywide Home Loans, Inc.       Sell        1,305    8.500      12/20/08             --           18,428
                Countrywide Home Loans, Inc.       Sell        2,990    9.000      12/20/08             --           45,867

                     42 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                Countrywide Home Loans, Inc.       Sell        2,990    9.750      12/20/08             --           51,335
                CVRD Inco Ltd.                      Buy          995    0.630       3/20/17             --           42,944
                Dow Jones CDX.NA.HY.7 Index        Sell        3,579    3.250      12/20/11      (134,056)         (163,635)
                Ford Motor Co.                     Sell        2,065    6.000      12/20/16             --         (820,696)
                Ford Motor Co.                     Sell        3,180    5.850      12/20/16             --       (1,274,565)
                Ford Motor Co.                     Sell        2,540    5.800      12/20/16             --       (1,020,906)
                Ford Motor Credit Co.              Sell        2,760    2.390       3/20/12             --       (1,074,687)
                Ford Motor Credit Co.              Sell        1,300    2.340       3/20/12             --         (507,372)
                General Motors Corp.               Sell        1,650    4.750      12/20/16             --         (886,011)
                General Motors Corp.               Sell        2,035    4.680      12/20/16             --       (1,094,006)
                GMAC LLC                           Sell        1,750    1.370       3/20/17             --       (1,032,030)
                Intelsat Ltd.                      Sell          175    4.400       3/20/09             --            1,309
                Intelsat Ltd.                      Sell          430    4.750       3/20/09             --            3,949
                Intelsat Ltd.                      Sell          260    5.000       3/20/09             --            2,704
                iStar Financial, Inc.              Sell        2,085    2.925      12/20/08             --         (140,156)
                iStar Financial, Inc.              Sell        1,215    3.000      12/20/08             --          (81,463)
                iStar Financial, Inc.              Sell        1,790    5.850      12/20/08             --         (108,218)
                iStar Financial, Inc.              Sell          560    4.320      12/20/12             --         (209,930)
                iStar Financial, Inc.              Sell          770    4.500      12/20/12             --         (285,899)
                iStar Financial, Inc.              Sell          935    4.000      12/20/12             --         (356,456)
                iStar Financial, Inc.              Sell        1,015   12.000       3/20/09             --          (94,252)
                Lehman Brothers Holdings, Inc.     Sell        1,380    2.070       3/20/09             --       (1,214,886)
                MBIA Insurance Corp.               Sell          280    8.850      12/20/08             --           (7,514)
                Owens-Illinois, Inc.               Sell          145    2.500       6/20/13             --             (584)
                Republic of Peru                    Buy        1,900    1.710      12/20/16             --           38,158
                Vale Overseas Ltd.                 Sell          995    1.050       3/20/17             --          (72,813)
                Washington Mutual, Inc.            Sell          415    4.500      12/20/08             --         (149,444)
                                                                                              ------------    -------------
                                                                                                 3,357,542      (17,933,751)

Goldman Sachs
 Capital
 Markets LP:
                CMBX.NA.AJ.3 Index                 Sell        1,500    1.470      12/13/49        184,417         (311,540)
                CMBX.NA.AJ.4 Index                 Sell        1,500    0.960       2/17/51        258,710         (367,994)
                General Motors Corp.               Sell        1,650    4.950      12/20/16             --         (883,093)
                Nalco Co.                          Sell          555    4.250       9/20/13             --            7,100
                                                                                              ------------    -------------
                                                                                                   443,127       (1,555,527)

Goldman Sachs
International:
                ABX.HE.AA.06-2 Index               Sell          240    0.170       5/25/46         19,774         (185,583)
                ABX.HE.AA.06-2 Index               Sell          970    0.170       5/25/46        383,127         (750,067)
                ABX.HE.AAA.06-2 Index              Sell        1,000    0.110       5/25/46        110,607         (310,625)
                Bolivarian Republic of
                Venezuela                          Sell          645    6.350       5/20/13             --          (44,935)
                CDX.NA.HY.10 Index                 Sell       15,800    5.000       6/20/13        459,736       (1,391,332)
                Dole Food Co., Inc.                 Buy          960    5.000       6/20/09        (31,200)          (5,302)
                Dole Food Co., Inc.                Sell          960    5.000       6/20/13        127,200         (131,591)
                Dole Food Co., Inc.                 Buy          480    5.000       6/20/09        (15,600)          (2,651)
                Dole Food Co., Inc.                Sell          480    5.000       6/20/13         63,600          (65,796)
                Dole Food Co., Inc.                Sell          485    5.000       6/20/13         64,263          (66,481)
                Dole Food Co., Inc.                 Buy          485    5.000       6/20/09        (15,763)          (2,679)
                Dole Food Co., Inc.                 Buy          670    5.000       6/20/09        (25,125)          (3,701)
                Dole Food Co., Inc.                Sell          670    5.000       6/20/13         88,775          (91,840)
                GMAC LLC                           Sell          850    1.390       3/20/17             --         (500,631)
                GMAC LLC                           Sell        1,040    1.390       3/20/17             --         (612,536)
                GMAC LLC                           Sell        1,200    1.370       3/20/17             --         (707,677)
                GMAC LLC                           Sell        2,190    1.390       3/20/17             --       (1,289,860)
                Idearc, Inc.                       Sell        2,030    5.000       9/20/09        213,150         (208,937)
                iStar Financial, Inc.              Sell        2,060    3.950      12/20/12             --         (787,394)
                JSC VTB Bank                        Buy        3,300    7.400       5/28/13             --              462
                Lennar Corp.                       Sell          550    2.900      12/20/08             --           (4,481)
                MGM Mirage                         Sell          905    8.400      12/20/13             --          (28,933)
                Nalco Co.                          Sell          660    3.700       9/20/12             --            5,902
                Nalco Co.                          Sell          590    4.700       9/20/13             --           18,044
                Nalco Co.                          Sell        1,070    4.700       9/20/13             --           32,724

                     43 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                R.H. Donnelley Corp.               Sell          745    5.000       9/20/10        163,900         (131,259)
                Rite Aid Corp.                     Sell           55    8.060       3/20/09             --           (2,392)
                Rite Aid Corp.                     Sell        2,600    5.000      12/20/09        185,250         (163,193)
                Station Casinos, Inc.              Sell          295    5.000       6/20/13         51,994         (122,821)
                Ukraine                             Buy        7,580    4.220       8/20/13             --          614,685
                Univision Communications, Inc.     Sell          510    5.000       6/20/09         51,000          (34,397)
                Univision Communications, Inc.     Sell          125    5.000       6/20/09         13,750           (8,431)
                Univision Communications, Inc.     Sell          105    5.000       6/20/09          6,300           (7,082)
                                                                                              ------------    -------------
                                                                                                 1,914,738       (6,990,790)

JPMorgan Chase
 Bank NA,
 NY Branch:
                CDX.NA.HY.10 Index                 Sell       15,840    5.000       6/20/13        528,000       (1,394,854)
                CDX.NA.HY.10 Index                 Sell        3,385    5.000       6/20/13        302,769         (295,234)
                CDX.NA.HY.10 Index                 Sell        4,125    5.000       6/20/13        383,854         (477,196)
                CDX.NA.HY.8 Index                  Sell        3,460    2.750       6/20/12        174,240         (377,564)
                CDX.NA.HY.9 Index                  Sell        6,390    3.750      12/20/12          6,724         (834,256)
                CMBX.NA.AJ.3 Index                 Sell          700    1.470      12/13/49         83,920         (145,386)
                CMBX.NA.AJ.3 Index                 Sell        5,800    1.470      12/13/49      1,282,806       (1,204,623)
                CMBX.NA.AJ.4 Index                 Sell          700    0.960       2/17/51        118,552         (171,730)
                Constellation Brands, Inc.         Sell          525    3.970       9/20/13             --           15,315
                Dean Foods Co.                     Sell          915    1.030       6/20/11             --          (57,015)
                Dean Foods Co.                     Sell          915    1.060       6/20/11             --          (56,345)
                Dean Foods Co.                     Sell          500    1.050       6/20/11             --          (30,912)
                Dean Foods Co.                     Sell          975    1.080       6/20/11             --          (59,564)
                Ford Motor Co.                     Sell        2,065    6.000      12/20/16             --         (820,696)
                General Motors Corp.               Sell        2,545    4.750      12/20/16             --       (1,366,604)
                Idearc, Inc.                       Sell          315    5.000       9/20/09         40,950          (32,421)
                Morgan Stanley                     Sell        2,250    7.800      12/20/13             --         (207,042)
                Nalco Co.                          Sell          590    4.650       9/20/13             --           16,878
                Republic of Turkey                 Sell        3,190    2.640       8/20/13             --          (24,713)
                Republic of Turkey                 Sell        2,570    2.680       9/20/13             --          (26,624)
                Univision Communications, Inc.     Sell          340    5.000       6/20/09         44,200          (22,932)
                                                                                              ------------    -------------
                                                                                                 2,966,015       (7,573,518)

Merrill Lynch
International:
                El Paso Corp.                      Sell          460    2.900       3/20/18             --          (11,968)
                El Paso Corp.                      Sell        1,175    2.890       3/20/18             --          (31,311)
                Ford Motor Co.                     Sell        2,450    5.300      12/20/12             --         (815,404)
                General Motors Corp.               Sell        1,635    4.050      12/20/12             --         (813,343)
                Reliant Energy, Inc.               Sell          595    2.050       9/20/11             --          (48,270)
                Smurfit-Stone Container
                Enterprises, Inc.                  Sell          515    6.700       6/20/13             --          (25,253)
                Smurfit-Stone Container
                Enterprises, Inc.                  Sell          640    6.800       6/20/13             --          (29,292)
                Smurfit-Stone Container
                Enterprises, Inc.                  Sell          685    7.950      12/20/13             --             (641)
                TXU Corp.                          Sell          935    1.530       6/20/11             --         (126,055)
                TXU Corp.                          Sell          960    1.580       6/20/11             --         (128,350)
                TXU Corp.                          Sell          960    1.590       6/20/11             --         (128,135)
                TXU Corp.                          Sell        1,210    1.620       6/20/11             --         (160,691)
                TXU Corp.                          Sell        1,405    2.060       6/20/11             --         (172,739)
                Ukraine                             Buy        7,580    4.300       8/20/13             --          592,824
                                                                                                        --       (1,898,628)
Morgan Stanley
 Capital
 Services,
 Inc.:
                ABX.HE.AA.06-2 Index               Sell          240    0.170       5/25/46         19,174         (185,583)
                ABX.HE.AA.06-2 Index               Sell          480    0.170       5/25/46         47,998         (371,167)
                ABX.HE.AAA.06-2 Index              Sell        1,535    0.110       5/25/46        475,770         (476,810)
                Aramark Corp.                      Sell          750    5.920       3/20/13             --           39,011
                Capmark Financial Group, Inc.      Sell          460    7.400      12/20/12             --         (141,557)
                Capmark Financial Group, Inc.      Sell          415    7.150      12/20/12             --         (129,797)
                CDX North America Investment
                Grade Index                        Sell        7,622    3.000       3/23/13             --         (490,060)

                     44 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                CDX.NA.HY.10 Index                 Sell       15,780    5.000       6/20/13        543,533       (1,389,571)
                CDX.NA.HY.9 Index                  Sell        5,826    3.750      12/20/12         31,264         (760,588)
                CDX.NA.IG.10 Index                 Sell       13,305    1.550       6/20/13       (278,443)         222,340
                CDX.NA.IG.10 Index                 Sell        7,985    1.550       6/20/13       (146,662)         (81,970)
                CDX.NA.IG.10 Index                 Sell        3,990    1.550       6/20/13        (57,383)         (40,959)
                CMBX.NA.AJ.3 Index                 Sell        2,050    1.470      12/13/49        269,298         (427,937)
                CMBX.NA.AJ.3 Index                 Sell        3,260    1.470      12/13/49        543,644         (677,081)
                CMBX.NA.AJ.4 Index                 Sell        3,260    0.960       2/17/51        670,524         (799,773)
                CMBX.NA.AJ.4 Index                 Sell        2,050    0.960       2/17/51        348,319         (506,631)
                CMBX.NA.AJ.5 Index                 Sell        1,390    0.980       2/15/51        321,362         (356,993)
                CMBX.NA.AJ.5 Index                 Sell        1,300    0.980       2/15/51        838,324         (333,879)
                Ford Motor Co.                     Sell        2,065    6.150      12/20/16             --         (813,727)
                Ford Motor Co.                     Sell          520    5.900      12/20/16             --         (207,834)
                Frangosul SA Agro Avicola          Sell       19,430    6.000       8/29/13             --           81,781
                General Motors Corp.               Sell        1,650    4.900      12/20/16             --         (883,823)
                General Motors Corp.               Sell          420    4.620      12/20/16             --         (226,013)
                Istanbul Bond Co. SA for
                Finansbank                         Sell        5,180    1.300       3/24/13             --         (454,876)
                iStar Financial, Inc.              Sell          450    4.860      12/20/12             --         (163,864)
                Joint Stock Co. "Halyk Bank
                of Kazakhstan"                     Sell        3,200    4.780       3/20/13             --         (553,652)
                Joint Stock Co. "Halyk Bank
                of Kazakhstan"                     Sell        3,200    4.880       3/20/13             --         (544,358)
                Lennar Corp.                       Sell          410    2.900      12/20/08             --           (3,340)
                R.H. Donnelley Corp.               Sell          325    5.000       9/20/10         58,500          (57,261)
                Republic of Turkey                  Buy        3,230    2.670       9/20/13             --           34,781
                Yasar                              Sell        1,340    8.750       6/20/10             --           36,717
                Yasar                              Sell        1,340    8.500      10/20/09             --           41,100
                                                                                              ------------    -------------
                                                                                                 3,685,222      (10,623,374)

UBS AG:
                ABX.HE.AAA.06-2 Index              Sell        1,035    0.110       5/25/46        323,384         (321,497)
                CDX.NA.HY.10 Index                 Sell       15,850    5.000       6/20/13        516,226       (1,395,735)
                CDX.NA.HY.10 Index                 Sell        3,385    5.000       6/20/13        302,769         (295,234)
                CDX.NA.HY.10 Index                 Sell        2,750    5.000       6/20/13        255,903         (318,131)
                iStar Financial, Inc.              Sell          410    4.560      12/20/12             --         (151,743)
                Massey Energy Co.                  Sell          360    5.050       9/20/12             --           17,196
                Massey Energy Co.                  Sell          600    5.100       9/20/12             --           29,665
                Republic of The Philippines        Sell        3,095    1.450       6/20/17             --         (362,299)
                Republic of The Philippines        Sell        1,870    2.500       6/20/17             --         (101,772)
                Ukraine                             Buy        3,350    4.180       8/20/13             --          276,492
                Univision Communications, Inc.     Sell          235    5.000       6/20/09         21,150          (15,850)
                                                                                              ------------    -------------
                                                                                                 1,419,432       (2,638,908)
                                                                                              ------------    -------------
                                                                                              $ 17,230,867    $ (62,767,633)
                                                                                              ============    =============

INTEREST RATE SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

SWAP                         NOTIONAL                       PAID BY                   RECEIVED BY         TERMINATION
COUNTERPARTY                  AMOUNT                       THE FUND                     THE FUND              DATE         VALUE
-------------------------  ------------  ---   ----------------------------   -------------------------   -----------   -----------
Banco Santander
Central Hispano SA:
                              4,420,000  BRR                           BZDI                    14.000%        1/3/12       $ 49,861
                             56,000,000  BRR                           BZDI                    12.290         1/4/10       (656,850)
                                                                                                                           (606,989)
Banco Santander SA,
Inc.:
                             31,310,000  MXN               MXN TIIE BANXICO                     8.570         5/3/18        (83,259)
                             28,100,000  MXN               MXN TIIE BANXICO                     8.645        5/17/18        (62,225)
                              8,490,000  BRR                           BZDI                    13.550         1/2/17        (64,662)
                                                                                                                           (210,146)
Barclays Bank plc:
                                                        Six-Month HUF BUBOR
                          1,433,000,000  HUF                        Reuters                     7.820        9/19/13          1,408
                              9,630,000  EUR          Six-Month EUR EURIBOR                     4.688        9/17/18        (31,032)
                              9,630,000  EUR          Six-Month EUR EURIBOR                     4.703        9/17/18        (15,075)

                     45 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                 Three-Month USD BBA
                             13,250,000                               4.228%                   LIBOR        9/17/18          77,075
                                                                                 Three-Month USD BBA
                             13,250,000                               4.225                    LIBOR        9/17/18          79,752
                              9,580,000  EUR          Six-Month EUR EURIBOR                    4.670        9/18/18         (50,076)
                                                                                 Three-Month USD BBA
                             13,260,000                               4.035                    LIBOR        9/18/18         286,694
                                                                                                                        -----------
                                                                                                                            348,746
Citibank NA, New York       297,000,000  CZK      Six-Month CZK PRIBOR PRBO                    3.560        9/27/10          29,852
Credit Suisse
International                22,480,000  MXN                       MXN TIIE                    8.300       12/17/26        (153,258)
Deutsche Bank AG:
                              9,610,000  EUR          Six-Month EUR EURIBOR                    4.669        9/18/18         (51,288)
                                                                                 Three-Month USD BBA
                             13,260,000                               3.980                    LIBOR        9/18/18         299,490
                             31,075,000  NZD        Three-Month NZD BBR FRA                    6.910        9/10/18        (407,798)
                             59,900,000  SEK    Three-Month SEK STIBOR SIDE                    5.110        7/16/18         339,737
                                                                                                                        -----------
                                                                                                                            180,141
Goldman Sachs
Capital Markets LP:
                             62,900,000  MXN                       MXN TIIE                    8.140        1/10/18         (27,716)
                             21,000,000  BRR                           BZDI                   14.550         1/4/10         223,188
                                                                                                                        -----------
                                                                                                                            195,472
Goldman Sachs
International:
                             18,300,000  CNY                          4.000        CNY CFXSREPOFIX01        2/16/17         (49,643)
                             59,900,000  SEK    Three-Month SEK STIBOR SIDE                    5.080        7/17/18         237,401
                             23,970,000  PLZ       Six-Month PLZ WIBOR WIBO                    6.140        8/26/10          (9,833)
                              2,640,000  BRR                           BZDI                   14.100         1/2/17             517
                             44,200,000  SEK    Three-Month SEK STIBOR SIDE                    4.840        8/21/18         107,854
                             17,000,000  BRR                           BZDI                   13.900         1/2/17        (228,248)
                                                                                                                        -----------
                                                                                                                             58,048
J Aron & Co.:
                             43,800,000  BRR                           BZDI                   10.670         1/2/12      (1,869,343)
                             22,300,000  MXN                       MXN TIIE                    9.150        8/27/26          43,171
                              8,745,000  BRR                           BZDI                   14.160         1/2/17           5,138
                              9,700,000  MXN     One-Month MXN TIIE BANXICO                    9.330        9/16/26          34,215
                              8,790,000  BRR                           BZDI                   12.920         1/2/14        (156,598)
                              4,390,000  BRR                           BZDI                   12.870         1/2/14         (82,508)
                              8,750,000  BRR                           BZDI                   12.710         1/4/10         (24,670)
                             15,140,000  BRR                           BZDI                   12.610         1/4/10         (53,355)
                             19,400,000  BRR                           BZDI                   12.390         1/2/12        (260,644)
                             25,560,000  BRR                           BZDI                   14.890         1/4/10         509,279
                              6,910,000  BRR                           BZDI                   12.260         1/2/15        (193,476)
                              3,160,000  BRR                           BZDI                   12.290         1/2/15         (86,532)
                              4,420,000  BRR                           BZDI                   14.050         1/2/12          50,362
                             13,000,000  BRR                           BZDI                   14.300         1/2/17          35,634
                              8,550,000  BRR                           BZDI                   13.670         1/2/17         (65,110)
                             10,360,000  BRR                           BZDI                   13.100         1/2/17        (167,032)
                                                                                                                        -----------
                                                                                                                         (2,281,469)
JPMorgan Chase Bank
NA:
                            294,700,000  CZK      Six-Month CZK PRIBOR PRBO                    3.470        9/18/10          (2,385)
                            213,340,000  MXN     One-Month MXN TIIE BANXICO                    8.369        4/23/18        (776,075)
                            240,000,000  CZK      Six-Month CZK PRIBOR PRBO                    3.560        9/12/10          20,527
                            666,000,000  HUF    Six-Month HUF BUBOR Reuters                    7.890        9/12/13             747
                             19,400,000  BRR                           BZDI                   12.380         1/2/12        (263,285)
                             17,080,000  BRR                           BZDI                   13.900         1/2/17        (229,125)

                     46 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                     Three-Month ZAR
                             77,000,000  ZAR                          9.705              JIBAR SAFEX         8/4/18        (144,762)
                          1,142,000,000  HUF    Six-Month HUF BUBOR Reuters                    8.480         6/6/13         104,505
                              8,750,000  BRR                           BZDI                   13.910         1/2/12          99,088
                                                                                     Three-Month TWD
                            672,720,000  TWD                          2.685                 Telerate         9/8/18         (14,440)
                             15,840,000  PLZ       Six-Month PLZ WIBOR WIBO                    6.040         8/8/13          88,219
                             27,055,000  MXN               MXN TIIE BANXICO                    9.320         6/1/18          54,394
                            753,000,000  HUF    Six-Month HUF BUBOR Reuters                    7.880        8/12/13           2,736
                                                                                                                        -----------
                                                                                                                         (1,059,856)
Merrill Lynch
Capital Services, Inc.       36,370,000  MXN               MXN TIIE BANXICO                    8.570        5/11/18         (96,714)
Morgan Stanley:
                              8,540,000  BRR                           BZDI                   14.860         1/2/17          59,604
                              8,540,000  BRR                           BZDI                   14.880         1/2/17          63,580
                                                                                                                        -----------
                                                                                                                            123,184
Morgan Stanley
Capital Services,
Inc.:
                                                                                 Six-Month NOK NIBOR
                            168,200,000  NOK                          4.985                     NIBR        1/18/11           5,497
                             67,000,000  SEK         Three-Month SEK STIBOR                    4.260        1/18/11          92,103
                              7,110,000  EUR          Six-Month EUR EURIBOR                    3.996        1/18/11           9,289
                             11,500,000  CHF        Six-Month CHF BBA LIBOR                    2.660        1/18/11         112,371
                             14,260,000  EUR                          4.713        Six-Month EURIBOR        8/22/17        (129,244)
                              5,590,000  BRR                           BZDI                   13.930         1/2/17         (42,631)
                                                                                                                        -----------
                                                                                                                             47,385
UBS AG:
                                                                                     Three-Month ILS
                             68,200,000  ILS                          5.010                 TELBOR01        8/28/10          27,496
                             15,300,000  ILS       Three-Month ILS TELBOR01                    5.880        8/28/10          17,170
                                                                                     Three-Month ILS
                             69,600,000  ILS                          5.020                 TELBOR01         9/4/10          30,907
                             15,550,000  ILS       Three-Month ILS TELBOR01                    5.850         9/4/18          21,683
                                                                                     Three-Month ZAR
                             78,000,000  ZAR                          9.740              JIBAR SAFEX         8/1/18        (324,714)
                              9,100,000  BRR                           BZDI                   14.340         1/2/17          25,035
                                                                                                                        -----------
                                                                                                                           (202,423)
                                                                                                                        -----------
                                                                                                                        $(3,628,027)
                                                                                                                        ===========


Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR            Brazilian Real
CHF            Swiss Franc
CNY            Chinese Renminbi (Yuan)
CZK            Czech Koruna
EUR            Euro
HUF            Hungarian Forint
ILS            Israeli Shekel
MXN            Mexican Nuevo Peso
NOK            Norwegian Krone
NZD            New Zealand Dollar
PLZ            Polish Zloty
SEK            Swedish Krona
TWD            New Taiwan Dollar
ZAR            South African Rand

Index abbreviations are as follows:

BANXICO        Banco de Mexico
BBA LIBOR      British Bankers' Association London-Interbank Offered Rate
BBR FRA        Bank Bill Rate Forward Rate Agreement
BUBOR Reuters  Budapest Interbank Offered Rate

                     47 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

BZDI               Brazil Interbank Deposit Rate
CFXSREPOFIX01      Chinese Renminbi 7 Days Repurchase Fixing Rates
EURIBOR            Euro Interbank Offered Rate
LIBOR              London-Interbank Offered Rate
MXN TIIE           Mexican Peso-Interbank Equilibrium Interest Rate
NIBOR NIBR         Norwegian Interbank Offered Rate-Den Norsk Bank
PRIBOR PRBO        Prague Interbank Offering Rate
STIBOR SIDE        Stockholm Interbank Offered Rate
TELBOR01           Tel Aviv Interbank Offered Rate 1 Month
WIBOR WIBO         Poland Warsaw Interbank Offer Bid Rate
ZAR JIBAR SAFEX    South African Rand-Johannesburg Interbank Agreed Rate-South African Futures Exchange

TOTAL RETURN SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                         NOTIONAL
 SWAP COUNTERPARTY        AMOUNT              PAID BY THE FUND         RECEIVED BY THE FUND    TERMINATION DATE      VALUE
--------------------  --------------      -----------------------   -------------------------  ----------------  -------------
Citibank NA:
                                             If credit spreads as        If credit spreads as
                                               represented by the   represented by the Lehman
                                             Lehman Brothers U.S.      Brothers U.S. CMBS AAA
                                            CMBS AAA Index widen,      Index narrow, receives
                      $   15,700,000      pays the spread change*          the spread change*          2/1/09    $    (436,892)
                                             If credit spreads as
                                               represented by the
                                             Lehman Brothers U.S.        If credit spreads as
                                            CMBS AAA Index widen,   represented by the Lehman
                                                  pays the spread      Brothers U.S. CMBS AAA
                                             change plus 15 basis      Index narrow, receives
                           7,800,000                      points*          the spread change*          2/1/09         (218,352)
                                                                                                                 -------------

                                                                                                                      (655,244)

Citibank NA, New
 York:
                                                One-Month JPY BBA
                                              LIBOR plus 40 basis
                                                    points and if
                                           negative, the absolute
                                               value of the Total      If positive, the Total
                                               Return of a custom   Return of a custom basket
                       1,373,389,039 JPY     basket of securities               of securities         4/14/09       (1,469,146)
                                                One-Month GBP BBA
                                              LIBOR plus 35 basis
                                                    points and if
                                           negative, the absolute
                                               value of the Total      If positive, the Total
                                               Return of a custom   Return of a custom basket
                           6,914,956 GBP     basket of securities               of securities          5/8/09       (2,070,818)
                                                                                                                 -------------

                                                                                                                    (3,539,964)

Deutsche Bank AG:
                           1,620,000      Six-Month USD BBA LIBOR             5.46% times UDI         5/13/15          455,597
                             930,000          Six-Month USD LIBOR             5.25% times UDI         6/23/15          225,513
                                                                                                                 -------------

                                                                                                                       681,110

                                                One-Month USD BBA
                                              LIBOR plus 20 basis
                                                    points and if
                                           negative, the absolute
                                               value of the Total      If positive, the Total
Deutsche Bank AG,                              Return of a custom   Return of a custom equity
 London                   10,421,998                equity basket                      basket        10/05/09         (825,698)

Goldman Sachs Group,
 Inc. (The):
                                                If credit spreads        If credit spreads as
                                            as represented by the   represented by the Lehman
                                             Lehman Brothers U.S.      Brothers U.S. CMBS AAA
                                              CMBS AAA 8.5+ Index          8.5+ Index narrow,
                                           widen, pays the spread         receives the spread
                           9,000,000                      change*                     change*          3/1/09         (492,922)

                    48 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                             If credit spreads as
                                               represented by the        If credit spreads as
                                             Lehman Brothers U.S.   represented by the Lehman
                                              CMBS AAA 8.5+ Index      Brothers U.S. CMBS AAA
                                           widen, pays the spread          8.5+ Index narrow,
                                             change plus 50 basis         receives the spread
                             500,000                      points*                     change*          3/1/09          (27,003)
                                             If credit spreads as
                                               represented by the        If credit spreads as
                                             Lehman Brothers U.S.   represented by the Lehman
                                              CMBS AAA 8.5+ Index      Brothers U.S. CMBS AAA
                                           widen, pays the spread          8.5+ Index narrow,
                                            change plus 250 basis         receives the spread
                          23,430,000                      points*                     change*          3/1/09       (1,270,188)
                                             If credit spreads as
                                               represented by the        If credit spreads as
                                             Lehman Brothers U.S.   represented by the Lehman
                                              CMBS AAA 8.5+ Index      Brothers U.S. CMBS AAA
                                           widen, pays the spread          8.5+ Index narrow,
                                            change plus 200 basis         receives the spread
                           2,750,000                      points*                     change*          3/1/09         (149,720)
                                             If credit spreads as
                                               represented by the        If credit spreads as
                                             Lehman Brothers U.S.   represented by the Lehman
                                              CMBS AAA 8.5+ Index      Brothers U.S. CMBS AAA
                                           widen, pays the spread          8.5+ Index narrow,
                                            change minus 50 basis         receives the spread
                          13,820,000                      points*                     change*         12/1/08         (758,159)
                                             If credit spreads as        If credit spreads as
                                               represented by the   represented by the Lehman
                                             Lehman Brothers U.S.      Brothers U.S. CMBS AAA
                                              CMBS AAA 8.5+ Index          8.5+ Index narrow,
                                           widen, pays the spread         receives the spread
                           6,830,000                      change*                     change*          1/1/09         (372,923)
                                             If credit spreads as        If credit spreads as
                                               represented by the   represented by the Lehman
                                             Lehman Brothers U.S.      Brothers U.S. CMBS AAA
                                              CMBS AAA 8.5+ Index          8.5+ Index narrow,
                                           widen, pays the spread         receives the spread
                           2,540,000                      change*                     change*         11/1/08         (136,678)
                                             If credit spreads as        If credit spreads as
                                               represented by the   represented by the Lehman
                                             Lehman Brothers U.S.      Brothers U.S. CMBS AAA
                                              CMBS AAA 8.5+ Index          8.5+ Index narrow,
                                           widen, pays the spread         receives the spread
                          24,720,000                      change*                     change*          2/1/09       (1,349,043)
                                             If credit spreads as
                                               represented by the
                                                  Banc of America        If credit spreads as
                                            Securities LLC AAA 10     represented by the Banc
                                                   yr. CMBS Daily   of America Securities LLC
                                            Index widen, pays the       AAA 10 yr. CMBS Daily
                                              spread change minus      Index narrow, receives
                          49,660,000             660 basis points           the spread change         3/31/09       (1,518,166)
                             920,000      Six-Month USD BBA LIBOR             5.10% times UDI         1/14/15          260,797
                             920,000          Six-Month BBA LIBOR             5.08% times UDI         1/20/15          263,681
                                                                                                                 -------------

                                                                                                                    (5,550,324)

Goldman Sachs
 International:
                                                 If negative, the
                                            absolute value of the      If positive, the Total
                                              Total Return of the       Return of the BOVESPA
                           6,431,207 BRR       BOVESPA 10/08 Index                10/08 Index        10/16/08         (547,769)
                                                One-Month USD BBA
                                              LIBOR plus 30 basis
                                                    points and if
                                           negative, the absolute
                                               value of the Total      If positive, the Total
                                               Return of a custom   Return of a custom equity
                          42,127,878                equity basket                      basket          6/8/09       (4,616,708)

                    49 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                One-Month USD BBA
                                           LIBOR and if negative,
                                            the absolute value of      If positive, the Total
                                             the MSCI Daily Total    Return of the MSCI Daily
                                           Return New Belgium USD    Total Return New Belgium
                             605,922                 Market Index            USD Market Index         10/8/08         (120,103)
                                                One-Month USD BBA
                                           LIBOR and if negative,
                                            the absolute value of      If positive, the Total
                                             the MSCI Daily Total    Return of the MSCI Daily
                                           Return New Belgium USD    Total Return New Belgium
                           2,714,359                 Market Index            USD Market Index         10/8/08         (463,254)
                                                One-Month USD BBA
                                           LIBOR and if negative,
                                            the absolute value of      If positive, the Total
                                             the MSCI Daily Total    Return of the MSCI Daily
                                           Return New Belgium USD    Total Return New Belgium
                             592,754                 Market Index            USD Market Index         10/8/08         (106,758)
                                                One-Month USD BBA
                                           LIBOR and if negative,
                                            the absolute value of      If positive, the Total
                                             the MSCI Daily Total    Return of the MSCI Daily
                                           Return New Belgium USD    Total Return New Belgium
                             459,776                 Market Index            USD Market Index         10/8/08          (74,349)
                                                One-Month USD BBA
                                           LIBOR and if negative,
                                            the absolute value of      If positive, the Total
                                               the MSCI Daily Net    Return of the MSCI Daily
                                               Belgium USD Market      Net Belgium USD Market
                             946,332                        Index                       Index         10/8/08         (226,861)
                                                                                                                 -------------

                                                                                                                    (6,155,802)

                                             If credit spreads as
                                               represented by the        If credit spreads as
                                             Lehman Brothers U.S.   represented by the Lehman
                                              CMBS AAA 8.5+ Index      Brothers U.S. CMBS AAA
                                           widen, pays the spread          8.5+ Index narrow,
                                           change minus 130 basis         receives the spread
JPMorgan Chase             6,520,000                      points*                     change*          2/1/09         (352,775)

Merrill Lynch
 Capital Services,
 Inc.:
                                                                        The Constant Maturity
                                                                      Option Price divided by
                          15,380,000                        5.330%                     10,000         8/13/17         (250,489)
                                                                        The Constant Maturity
                                                                      Option Price divided by
                          54,700,000                        4.660                      10,000         6/11/17        1,804,298
                                                                                                                 -------------
                                                                                                                     1,553,809
Morgan Stanley:
                                             If credit spreads as        If credit spreads as
                                               represented by the   represented by the Lehman
                                             Lehman Brothers U.S.      Brothers U.S. CMBS AAA
                                            CMBS AAA Index widen,      Index narrow, receives
                          28,300,000      pays the spread change*          the spread change*          3/1/09         (789,809)

                                             If credit spreads as
                                               represented by the        If credit spreads as
                                             Lehman Brothers U.S.   represented by the Lehman
                                              CMBS AAA 8.5+ Index      Brothers U.S. CMBS AAA
                                           widen, pays the spread          8.5+ Index narrow,
                                            change plus 250 basis         receives the spread
                           5,110,000                      points*                     change*          3/1/09         (278,490)

                    50 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                             If credit spreads as
                                               represented by the        If credit spreads as
                                             Lehman Brothers U.S.   represented by the Lehman
                                              CMBS AAA 8.5+ Index      Brothers U.S. CMBS AAA
                                           widen, pays the spread          8.5+ Index narrow,
                                            change minus 50 basis         receives the spread
                          16,140,000                      points*                     change*         12/1/08         (877,702)
                                             If credit spreads as
                                               represented by the        If credit spreads as
                                             Lehman Brothers U.S.   represented by the Lehman
                                              CMBS AAA 8.5+ Index      Brothers U.S. CMBS AAA
                                           widen, pays the spread          8.5+ Index narrow,
                                            change minus 65 basis         receives the spread
                           4,120,000                      points*                     change*         12/1/08         (224,272)
                                             If credit spreads as
                                               represented by the        If credit spreads as
                                             Lehman Brothers U.S.   represented by the Lehman
                                              CMBS AAA 8.5+ Index      Brothers U.S. CMBS AAA
                                           widen, pays the spread          8.5+ Index narrow,
                                            change minus 95 basis         receives the spread
                           5,280,000                      points*                     change*          2/1/09         (284,119)
                                             If credit spreads as
                                               represented by the        If credit spreads as
                                             Lehman Brothers U.S.   represented by the Lehman
                                              CMBS AAA 8.5+ Index      Brothers U.S. CMBS AAA
                                           widen, pays the spread          8.5+ Index narrow,
                                            change minus 95 basis         receives the spread
                           5,280,000                      points*                     change*          2/1/09         (287,181)
                                             If credit spreads as        If credit spreads as
                                               represented by the   represented by the Lehman
                                             Lehman Brothers U.S.      Brothers U.S. CMBS AAA
                                              CMBS AAA 8.5+ Index          8.5+ Index narrow,
                                           widen, pays the spread         receives the spread
                          12,530,000                      change*                     change*          1/1/09         (682,179)
                                             If credit spreads as
                                               represented by the        If credit spreads as
                                             Lehman Brothers U.S.   represented by the Lehman
                                              CMBS AAA 8.5+ Index      Brothers U.S. CMBS AAA
                                           widen, pays the spread          8.5+ Index narrow,
                                            change minus 70 basis         receives the spread
                           9,120,000                      points*                     change*          2/1/09         (498,332)
                                             If credit spreads as
                                               represented by the        If credit spreads as
                                             Lehman Brothers U.S.   represented by the Lehman
                                              CMBS AAA 8.5+ Index      Brothers U.S. CMBS AAA
                                           widen, pays the spread          8.5+ Index narrow,
                                            change minus 50 basis         receives the spread
                          11,490,000                      points*                     change*          2/1/09         (622,896)
                                                One-Month EUR BBA
                                              LIBOR plus 25 basis
                                                    points and if
                                           negative, the absolute
                                               value of the Total      If positive, the Total
                                               Return of a custom   Return of a custom basket
                           5,744,700 EUR     basket of securities               of securities          3/6/09       (1,238,928)
                                                                                                                 -------------

                                                                                                                    (5,783,908)

                                                                              7.75% from debt
Morgan Stanley                                                             obligations of JSC
 Capital Services,                            Three-Month USD BBA           Rushydro and OJSC
 Inc.                    271,430,000 RUR                    LIBOR            Saratovskaya HPP        12/26/13       (1,404,854)
                                                One-Month EUR BBA
                                              LIBOR plus 30 basis
                                                    points and if
                                           negative, the absolute
                                               value of the Total      If positive, the Total
                                               Return of a custom   Return of a custom basket
Morgan Stanley             5,734,900 EUR     basket of securities               of securities
 International                                                                                        10/7/08         (587,007)
                                                                                                                 -------------
                                                                                                                 $ (22,620,657)
                                                                                                                 =============

* The CMBS Indexes are representative indexes of segments of the commercial mortgage backed securities market. These indexes are measured by movements in the credit spreads of the underlying holdings. As the credit market perceives an improvement in the credit quality of an Index's underlying holdings and reduced probability of default, the spread of an index narrows. As the credit market

                    51 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

      perceives a decrease in credit quality and an increased probability of default on an Index's underlying holdings, the spread widens.

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR         Brazilian Real
EUR         Euro
GBP         British Pound Sterling
JPY         Japanese Yen
RUR         Russian Ruble

Abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
BOVESPA     Bovespa Index that trades on the Sao Paulo Stock Exchange
CMBS        Commercial Mortgage Backed Securities
LIBOR       London Interbank Offered Rate
MSCI        Morgan Stanley Capital International
UDI         Unidad de Inversion (Unit of Investment)

CURRENCY SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

       SWAP              NOTIONAL            PAID BY     RECEIVED BY  TERMINATION
   COUNTERPARTY       AMOUNT (000s)         THE FUND       THE FUND       DATE        VALUE
--------------------  --------------      -------------  -----------  -----------  -----------
Credit Suisse
International:
                                            Three Month
                         3,170,000   TRY  USD BBA LIBOR        16.75%    2/26/12   $   350,540
                                            Three-Month
                         1,255,000   TRY  USD BBA LIBOR        17.25      2/7/12       167,796
                                            Three-Month
                         1,890,000   TRY  USD BBA LIBOR        17.30      2/9/12       250,438
                                                                                   -----------
                                                                                       768,774
Merrill Lynch                               Three-Month
International            1,960,000   TRY      BBA LIBOR        17.10      2/6/12       327,369
                                                                                   -----------
                                                                                   $ 1,096,143
                                                                                   ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY    New Turkish Lira

Index abbreviation is as follows:

BBA LIBOR  British Bankers' Association London-Interbank Offered Rate

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is

                    52 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiaanual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are

                    53 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                          WHEN-ISSUED OR DELAYED DELIVERY
                                 BASIS TRANSACTIONS
                          -------------------------------
Purchased securities               $ 73,592,547
Sold securities                       8,837,428

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

SECURITIES SOLD SHORT. The Fund may short sell when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2008, securities with an aggregate market value of $3,437,605, representing 0.08% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

                    54 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "master funds"). Each master fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's investments in the master funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master funds. As a shareholder, the Fund is subject to its proportional share of master funds's expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the master funds.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the

                    55 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended September 30, 2008 was as follows:

                    56 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                     CALL OPTIONS                    PUT OPTIONS
                           ------------------------------   -----------------------------
                               NUMBER OF       AMOUNT OF       NUMBER OF       AMOUNT OF
                               CONTRACTS        PREMIUMS       CONTRACTS       PREMIUMS
                           ----------------   -----------   ---------------   -----------
Options outstanding as of
 December 31, 2007            2,878,960,000   $   384,268         6,960,000   $    52,511
Options written              16,898,375,000     4,610,481    17,049,025,000     4,784,049
Options closed or expired   (10,365,205,000)   (2,593,395)   (8,339,600,000)   (2,344,677)
Options exercised            (7,903,085,000)   (1,993,632)   (7,207,340,000)   (2,084,161)
                           ----------------   -----------   ---------------   -----------
Options outstanding as of
 September 30, 2008           1,509,045,000   $   407,722     1,509,045,000   $   407,722
                           ================   ===========   ===============   ===========

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports and as a component of unrealized gain or loss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee, similar to an insurance premium, to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

                    57 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Risks of total return swaps include credit, market and liquidity risk.

CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

Risks of currency swaps include credit, market and liquidity risk. Additional risks of currency swaps include, but are not limited to, exchange rate risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is also a risk, based on movements of interest rates or indexes that periodic payments made by the Fund will be greater than the payments received.

SWAPTION TRANSACTIONS. The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

Swaptions are marked to market daily using primarily quotations from counterparties and brokers. Written swaptions are reported on a schedule following the Statement of Investments. Written swaptions are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. The difference between the premium received or paid, and market value of the swaption, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

                    58 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the option, according to the terms of the underlying agreement. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the option expires unexercised. However, when the Fund purchases a swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of September 30, 2008, the Fund had on loan securities valued at $148,514,845. Collateral of $151,492,410 was received for the loans, of which all was received in cash and subsequently invested in approved instruments.

UNFUNDED PURCHASE COMMITMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase commitments of $20,454,833 at September 30, 2008. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase loan commitments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.

As of September 30, 2008, the Fund had unfunded purchase commitments as follows:

                                COMMITMENT
                                TERMINATION    UNFUNDED
                                   DATE         AMOUNT
                                -----------  ------------
Deutsche Bank AG, Opic
 Reforma I Credit Linked Nts.   10/23/13     $ 8,454,833

59 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    COMMITMENT
                                                        INTEREST    TERMINATION     UNFUNDED     UNREALIZED
                                                          RATE          DATE         AMOUNT     DEPRECIATION
                                                       ---------   ------------   -----------  --------------
Deutsche Bank AG; An unfunded commitment that
Oppenheimer receives 0.125% quarterly; and will
pay out, upon request, up to 12,000,000 USD to a
Peruvian Trust through Deutsche Bank's Global Note
Program. Upon funding requests, the unfunded
portion decreases and new structured securities
will be created and held by the Fund to maintain a
consistent exposure level.                                   0.50%     9/20/10    $ 12,000,000  $ 178,750

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                      $ 4,654,526,255
Federal tax cost of other investments                   256,103,483
                                                    ---------------
Total federal tax cost                              $ 4,910,629,738
                                                    ===============

Gross unrealized appreciation                       $    52,991,388
Gross unrealized depreciation                          (406,823,412)
                                                    ---------------
Net unrealized depreciation                         $  (353,832,024)
                                                    ===============

                    60 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                 ---------------   ---------------
CERTIFICATES OF DEPOSIT--19.4%
Abbey National Treasury Services plc,
   Stamford, CT, 3.06%, 12/12/08                 $     4,500,000   $     4,500,000
Bank of Nova Scotia, Houston, TX:
3.063%, 9/4/09(1)                                      3,000,000         3,000,000
3.114%, 9/8/09(1)                                      3,000,000         3,000,000
3.20%, 12/18/08                                        2,500,000         2,500,000
Bank of the West:
2.80%, 10/6/08                                         3,000,000         3,000,000
2.805%, 10/24/08                                       3,000,000         3,000,000
2.82%, 11/13/08                                        1,700,000         1,700,000
BNP Paribas, New York, 3.10%, 2/27/09                  1,800,000         1,800,000
Governor & Co. of the Bank of Ireland,
   Stamford, CT:
2.82%, 10/14/08                                        2,500,000         2,500,004
2.83%, 10/3/08                                         2,400,000         2,400,001
2.845%, 11/20/08                                       2,500,000         2,500,017
Royal Bank of Canada, New York, 3.00%,
   8/7/09(1)                                           5,000,000         5,000,000
Toronto Dominion Bank, New York:
3.03%, 2/5/09                                          3,000,000         3,000,000
3.13%, 1/30/09                                         2,500,000         2,500,000
                                                                   ---------------
Total Certificates of Deposit (Cost
   $40,400,022)                                                         40,400,022

DIRECT BANK OBLIGATIONS--18.4%
Danske Corp.:
4.20%, 10/22/08(2)                                     4,000,000         3,990,200
5.50%, 10/30/08(2)                                     2,000,000         1,991,139
Dexia Delaware LLC:
2.53%, 10/20/08                                        3,700,000         3,695,059
2.78%, 10/9/08                                         1,000,000           999,382
DnB NOR Bank ASA, 2.80%, 11/3/08                       2,600,000         2,593,327
Fortis Funding LLC, 2.70%, 11/10/08(2)                 2,000,000         1,994,000
Governor & Co. of the Bank of Ireland, 2.80%,
   10/15/08(2)                                         2,000,000         1,997,822
HSBC USA, Inc.:
2.67%, 10/8/08                                         5,000,000         4,997,404
2.81%, 12/2/08                                         3,000,000         2,985,482
3.06%, 12/19/08                                        1,450,000         1,440,263
ING (US) Funding LLC, 2.82%, 12/5/08                   2,000,000         1,989,817
Royal Bank of Canada, 2.99%, 7/15/09(1)                3,000,000         3,000,000
Santander Central Hispano Finance (Delaware),
   Inc.:
3.12%, 12/30/08                                        2,000,000         1,984,400
4%, 11/21/08                                           2,500,000         2,490,190
Societe Generale North America, Inc., 4.50%,
   10/7/08                                             2,000,000         1,998,500
                                                                   ---------------
Total Direct Bank Obligations (Cost
   $38,146,985)                                                         38,146,985

SHORT-TERM NOTES--61.6%

ASSET-BACKED SECURITIES--23.3%
Amsterdam Funding Corp., 3.08%, 3/5/09(2)              3,000,000         2,960,217
Barton Capital Corp., 2.50%, 10/2/08(2)                2,119,000         2,118,844
FCAR Owner Trust I, 5%, 10/3/08                        3,000,000         2,998,667
FCAR Owner Trust II:
6.05%, 10/23/08                                        3,000,000         2,988,908


                          1 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                 ---------------   ---------------
8.16%, 10/1/08                                   $     3,500,000   $     3,500,000
Gemini Securitization Corp.:
2.80%, 10/15/08(2)                                       356,000           355,612
2.80%, 10/21/08(2)                                     5,000,000         4,992,222
4.40%, 10/9/08(2)                                      2,000,000         1,998,044
6.50%, 10/1/08(2)                                      2,500,000         2,500,000
GOVCO, Inc.:
3.06%, 12/22/08(2)                                     2,000,000         1,986,060
3.06%, 12/23/08(2)                                     2,000,000         1,985,890
Legacy Capital LLC:
3%, 11/4/08                                            1,000,000           997,167
3.05%, 11/7/08                                         3,200,000         3,189,969
3.05%, 11/12/08                                        3,100,000         3,088,969
3.05%, 11/18/08                                        1,000,000           995,933
Lexington Parker Capital Co. LLC:
3%, 10/10/08(2)                                        2,500,000         2,498,125
3%, 11/5/08(2)                                         2,000,000         1,994,167
3%, 11/6/08(2)                                         2,500,000         2,492,500
3.10%, 1/6/09(2)                                       2,000,000         1,983,294
Sheffield Receivables Corp., 5%, 10/9/08(2)            1,500,000         1,498,333
Windmill Funding Corp., 2.60%, 10/21/08(2)             1,300,000         1,298,122
                                                                   ---------------
                                                                        48,421,043

CAPITAL MARKETS--3.8%
Banc of America Securities LLC, 7.15%,
   10/1/08(1)                                          5,000,000         5,000,000
Citigroup Funding, Inc., 2.89%, 11/12/08               3,000,000         2,989,885
                                                                   ---------------
                                                                         7,989,885

COMMERCIAL BANKS--1.0%
Bank of America Corp., 2.50%, 10/28/08                 2,100,000         2,096,063

COMMERCIAL FINANCE--0.5%
Caterpillar Financial Services Corp., Series
   F, 2.93%, 11/26/08(1)                               1,000,000         1,000,000

CONSUMER FINANCE--4.6%
American Express Credit Corp.:
2.77%, 10/7/08                                         1,500,000         1,499,308
2.80%, 11/14/08                                        3,000,000         2,989,733
2.80%, 11/17/08                                        1,000,000           996,344
2.80%, 11/18/08                                        4,000,000         3,985,067
                                                                   ---------------
                                                                         9,470,452

DIVERSIFIED FINANCIAL SERVICES--3.4%
General Electric Capital Corp., 2.15%, 10/1/08         1,000,000         1,000,000
Prudential Funding LLC:
2.80%, 11/5/08(3)                                      3,000,000         2,991,833
2.80%, 11/19/08(3)                                     3,000,000         2,988,567
                                                                   ---------------
                                                                         6,980,400


                          2 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                 ---------------   ---------------
FOOD PRODUCTS--1.2%
Nestle Capital Corp.:
2.395%, 3/13/09(2)                               $     1,500,000   $     1,483,734
2.40%, 3/6/09(2)                                       1,000,000           989,600
                                                                   ---------------
                                                                         2,473,334

INSURANCE--5.0%
ING America Insurance Holdings, Inc., 5%,
   10/1/08                                             3,000,000         3,000,000
Jackson National Life Global Funding, Series
   2004-6, 2.58%, 8/15/09(1, 3)                        2,500,000         2,500,000
Jackson National Life Global Funding, Series
   2008-1, 3.10%, 2/10/09(1, 4)                        1,000,000         1,000,000
Security Life of Denver, 2.74%, 9/8/09(1, 3)           2,000,000         2,000,000
United of Omaha Life Insurance Co., 2.69%,
   12/29/08(1)                                         2,000,000         2,000,000
                                                                   ---------------
                                                                        10,500,000

LEASING & FACTORING--7.2%
American Honda Finance Corp.:
2.91%, 11/20/08(1, 4)                                  3,000,000         3,000,000
2.917%, 12/10/08(1, 4)                                 2,500,000         2,500,000
2.924%, 5/5/09(1, 4)                                   3,000,000         3,000,000
3.026%, 9/18/09(1, 4)                                  1,000,000         1,000,000
Toyota Motor Credit Corp.:
2.60%, 12/15/08(2)                                     3,000,000         2,983,750
2.65%, 1/26/09                                         2,400,000         2,379,330
                                                                   ---------------
                                                                        14,863,080

MUNICIPAL--6.3%
Alta Mira LLC, Series 2004, 8.40%, 10/1/08(1)          2,250,000         2,250,000
Black Property Management LLC, Series 2006,
   10%, 10/1/08(1)                                     2,515,000         2,515,000
Columbus, GA Development Authority Revenue
   Bonds, MAC
Property LLC Project, Series 2007, 6%,
   10/1/08(1)                                          1,735,000         1,735,000
Denver City & Cnty., CO School District No. 1,
   Series 2008A, 14%, 10/15/08(1)                      1,000,000         1,000,000
Hayward, CA Multifamily Housing Revenue Bonds,
   Lord Tennyson Apts. Project, Series A-T,
   7.65%, 10/1/08(1)                                     710,000           710,000
Jackson Tube Service, Inc., Series 2000, 10%,
   10/1/08(1)                                          1,595,000         1,595,000
Premier Senior Living LLC, Series 2007 A-H,
   12%, 10/1/08(1)                                     1,500,000         1,500,000
St. Johns Cnty., FL Industrial Development
   Authority Revenue Bonds, Presbyterian
   Retirement Communities Project, Series
   2004B, 6%, 10/1/08(1)                               1,000,000         1,000,000
Taxable Adjustable Demand Health Care Revenue
   Bonds, SFO Associates Project, Series 1994,
   8%, 10/1/08(1)                                        785,000           785,000
                                                                   ---------------
                                                                        13,090,000


                          3 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                 ---------------   ---------------
PERSONAL PRODUCTS--4.1%
Reckitt Benckiser Treasury Services plc:
2.83%, 10/14/08(2)                               $     1,500,000   $     1,498,467
2.84%, 10/16/08(2)                                     4,500,000         4,494,675
2.85%, 10/17/08(2)                                     2,500,000         2,496,833
                                                                   ---------------
                                                                         8,489,975

SPECIAL PURPOSE FINANCIAL--1.2%
Ticonderoga Funding LLC, 4.25%, 10/1/08                2,500,000         2,500,001
                                                                   ---------------
Total Short-Term Notes (Cost $127,874,233)                             127,874,233

TOTAL INVESTMENTS, AT VALUE (COST
   $206,421,240)                                            99.4%      206,421,240
OTHER ASSETS NET OF LIABILITIES                              0.6         1,227,150
                                                 ---------------   ---------------
NET ASSETS                                                 100.0%  $   207,648,390
                                                 ===============   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $54,581,650, or 26.29% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

(3.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $10,480,400, which represents 5.05% of the Fund's net assets. See accompanying Notes.

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,500,000 or 5.06% of the Fund's net assets as of September 30, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgment about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ----------------
Level 1--Quoted Prices                          $         --          $--
Level 2--Other Significant Observable Inputs     206,421,240           --
Level 3--Significant Unobservable Inputs                  --           --
                                                ------------          ---
   Total                                        $206,421,240          $--
                                                ============          ===


                          4 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

"Money market-type" instruments are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

ILLIQUID SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT


                          5 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                          6 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES            VALUE
                                                 ---------------   ---------------
COMMON STOCKS--95.8%
CONSUMER DISCRETIONARY--7.2%
MEDIA--7.2%
Cinemark Holdings, Inc.                                    4,540   $        61,744
Liberty Global, Inc., Series C(1)                          5,678           159,495
News Corp., Inc., Cl. A                                    9,192           110,210
Time Warner Cable, Inc., Cl. A(1)                          3,010            72,842
                                                                   ---------------
                                                                           404,291

CONSUMER STAPLES--4.7%
BEVERAGES--2.9%
Coca-Cola Co. (The)                                        3,110           164,457

TOBACCO--1.8%
Philip Morris International, Inc.                          2,081           100,096

ENERGY--11.1%
OIL, GAS & CONSUMABLE FUELS--11.1%
Devon Energy Corp.                                         2,970           270,864
EOG Resources, Inc.                                        1,810           161,923
Hess Corp.                                                 2,340           192,067
                                                                   ---------------
                                                                           624,854

FINANCIALS--30.7%
CAPITAL MARKETS--16.4%
Credit Suisse Group AG, ADR                                5,990           289,197
Goldman Sachs Group, Inc. (The)                            1,520           194,560
Julius Baer Holding AG                                     5,030           247,300
Morgan Stanley                                             8,350           192,050
                                                                   ---------------
                                                                           923,107

COMMERCIAL BANKS--0.7%
National City Corp.                                       21,990            38,483

CONSUMER FINANCE--1.4%
SLM Corp.(1)                                               6,340            78,236

DIVERSIFIED FINANCIAL SERVICES--7.7%
Citigroup, Inc.                                            9,610           197,101
JPMorgan Chase & Co.                                       5,060           236,302
                                                                   ---------------
                                                                           433,403

INSURANCE--4.5%
Everest Re Group Ltd.                                      2,277           197,029
National Financial Partners Corp.                          3,730            55,950
                                                                   ---------------
                                                                           252,979

HEALTH CARE--10.6%
HEALTH CARE PROVIDERS & SERVICES--2.6%
Aetna, Inc.                                                2,270            81,970
WellPoint, Inc.(1)                                         1,350            63,140
                                                                   ---------------
                                                                           145,110

PHARMACEUTICALS--8.0%
Abbott Laboratories                                        4,960           285,597
Schering-Plough Corp.                                      9,120           168,446
                                                                   ---------------
                                                                           454,043


                          1 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES            VALUE
                                                 ---------------   ---------------
INDUSTRIALS--6.3%
INDUSTRIAL CONGLOMERATES--3.5%
Siemens AG, Sponsored ADR                                  2,074   $       194,728

MACHINERY--1.8%
Joy Global, Inc.                                             470            21,216
Navistar International Corp.(1)                            1,513            81,974
                                                                   ---------------
                                                                           103,190

TRADING COMPANIES & DISTRIBUTORS--1.0%
Aircastle Ltd.                                             6,020            59,658

INFORMATION TECHNOLOGY--11.2%
COMMUNICATIONS EQUIPMENT--4.9%
QUALCOMM, Inc.                                             6,410           275,438

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.3%
Lam Research Corp.(1)                                      7,230           227,673
Varian Semiconductor Equipment Associates,
   Inc.(1)                                                 4,980           125,098
                                                                   ---------------
                                                                           352,771

MATERIALS--7.0%
CHEMICALS--7.0%
Eastman Chemical Co.                                       3,280           180,597
Lubrizol Corp. (The)                                       4,957           213,845
                                                                   ---------------
                                                                           394,442

TELECOMMUNICATION SERVICES--1.0%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
AT&T, Inc.                                                 1,970            55,002

UTILITIES--6.0%
ELECTRIC UTILITIES--6.0%
Exelon Corp.                                               2,056           128,747
FirstEnergy Corp.                                          2,260           151,397
PPL Corp.                                                  1,510            55,900
                                                                   ---------------
                                                                           336,044
                                                                   ---------------

Total Common Stocks (Cost $5,930,718)                                    5,390,332

PREFERRED STOCKS--3.5%
Petroleo Brasileiro SA, Sponsored ADR
(Cost $188,905)                                            5,300           198,326
TOTAL INVESTMENTS, AT VALUE (COST $6,119,623)               99.3%        5,588,658
OTHER ASSETS NET OF LIABILITIES                              0.7            37,193
                                                 ---------------   ---------------
NET ASSETS                                                 100.0%  $     5,625,851
                                                 ===============   ===============

FOOTNOTE TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.


                          2 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                           $5,341,358           $--
Level 2--Other Significant Observable Inputs        247,300            --
Level 3--Significant Unobservable Inputs                 --            --
                                                 ----------           ---
   TOTAL                                         $5,588,658           $--
                                                 ==========           ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliate securities held by the Fund as of September 30, 2008. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                                SHARES
                                                     SHARES          GROSS        GROSS     SEPTEMBER 30,
                                               DECEMBER 31, 2007   ADDITIONS   REDUCTIONS        2008
                                               -----------------   ---------   ----------   -------------
Oppenheimer Institutional Money Market Fund,
   Cl. E                                            177,433        4,374,670    4,552,103         --

                                               INCOME
                                               ------
Oppenheimer Institutional Money Market Fund,   $6,913
   Cl. E

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.


                          3 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                          4 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $6,163,700
                                 ==========
Gross unrealized appreciation    $  245,844
Gross unrealized depreciation     (820,886)
                                 ----------
Net unrealized depreciation      $(575,042)
                                 ==========


                          5 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                            ---------------   ---------------
ASSET-BACKED SECURITIES--2.9%
Ace Securities Corp. Home Equity Loan Trust,
   Asset-Backed Pass-Through Certificates, Series
   2005-HE7, Cl. A2B, 3.387%, 11/25/35(1)                   $         6,482   $         6,439
Argent Securities Trust 2004-W8, Asset-Backed
   Pass-Through Certificates, Series 2004-W8, Cl. A2,
   3.687%, 5/25/34(1)                                             1,538,283         1,356,566
Argent Securities Trust 2006-M3, Asset-Backed
   Pass-Through Certificates, Series 2006-M3, Cl. A2B,
   3.307%, 9/25/36(1)                                                30,000            27,153
Argent Securities Trust 2006-W5, Asset-Backed
   Pass-Through Certificates, Series 2006-W5, Cl. A2B,
   3.307%, 5/26/36(1)                                                35,949            34,824
Centex Home Equity Loan Trust 2006-A, Asset-Backed
   Certificates, Series 2006-A, Cl. AV2, 3.307%,
   5/16/36(1)                                                        30,955            30,331
Citibank Credit Card Issuance Trust, Credit Card
   Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15             310,000           246,181
Countrywide Home Loans, Asset-Backed Certificates:                   35,747            28,513
Series 2002-4, Cl. A1, 3.947%, 2/25/33(1)
Series 2005-11, Cl. AF2, 4.657%, 2/25/36                            308,671           306,556
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(1)                        700,000           639,043
Series 2005-17, Cl. 1AF1, 3.407%, 5/25/36(1)                            218               216
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(1)                        460,000           420,894
CWABS, Inc. Asset-Backed Certificates Trust,
Asset-Backed Certificates, Series 2006-25, Cl. 2A2,
   3.327%, 12/5/29(1)                                                40,000            33,949
First Franklin Mortgage Loan Trust 2005-FF10, Mtg.
   Pass-Through Certificates, Series 2005-FF10, Cl. A3,
   3.417%, 11/25/35(1)                                               26,408            26,282
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
   Pass-Through Certificates, Series 2006-FF10, Cl. A3,
   3.297%, 7/25/36(1)                                                50,000            47,623
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
   Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
   3.317%, 7/7/36(1)                                                 30,000            28,262
Honda Auto Receivables Owner Trust, Automobile Receivable
   Obligations, Series 2005-2, Cl. A4, 4.15%, 10/15/10              467,271           467,364
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
   Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1,
   2.731%, 1/20/35(1)                                               602,652           510,138
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
   Equity Loan Asset-Backed Certificates, Series 2006-4,
   Cl. A2V, 3.298%, 3/20/36(1)                                       25,000            23,022
Lehman XS Trust, Mtg. Pass-Through Certificates:                     10,454            10,400
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35(1)
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                            308,989           308,593
Litigation Settlement Monetized Fee Trust, Asset-Backed
   Certificates, Series 2001-1A, Cl. A1, 8.33%,
   4/25/31(2)                                                     1,635,948         1,589,634
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg.
   Pass-Through Certificates, Series 2006-WMC3, Cl. A3,
   3.307%, 8/25/36(1)                                                70,000            38,670
Merrill Lynch Mortgage Investors Trust 2006-WMC1, Mtg.
   Asset-Backed Certificates, Series 2006-WMC1, Cl. A2B,
   3.347%, 1/25/37(1)                                                90,444            89,567


                        1 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                            ---------------   ---------------
NC Finance Trust, CMO Pass-Through Certificates, Series     $     3,370,016   $       429,677
   1999-I, Cl. ECFD, 6.368%, 1/25/29(1, 2)
Option One Mortgage Loan Trust, Asset-Backed
   Certificates, Series 2006-2, Cl. 2A2, 3.307%,
   7/1/36(1)                                                      1,173,988         1,109,401
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
   Pass-Through Certificates, Series 2005-6, Cl. A3,
   5.68%, 1/25/36(1)                                                720,000           681,622
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2006-RS4, Cl. A1,
   3.287%, 7/25/36(1)                                                 2,423             2,406
RASC Series 2006-KS7 Trust, Home Equity Mtg.
   Asset-Backed Pass-Through Certificates, Series
   2006-KS7, Cl. A2, 3.307%, 9/25/36(1)                              58,143            55,464
Structured Asset Investment Loan Trust, Mtg. Pass-Through
   Certificates, Series 2006-BNC3, Cl. A2, 3.247%,
   9/25/36(1)                                                       507,089           497,045
Tobacco Settlement Authority, Asset-Backed Securities,
   Series 2001-A, 6.79%, 6/1/10                                     660,000           677,510
Wells Fargo Home Equity Asset-Backed Securities 2006-2
   Trust, Home Equity Asset-Backed Certificates, Series
   2006-2, Cl. A2, 3.307%, 7/25/36(1)                                50,000            49,251
                                                                              ---------------
Total Asset-Backed Securities (Cost $13,266,102)                                    9,772,596

MORTGAGE-BACKED OBLIGATIONS--103.3%

GOVERNMENT AGENCY--62.5%

FHLMC/FNMA/SPONSORED--62.0%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                    2,040,612         2,002,313
5%, 8/15/33-12/15/34                                              3,930,449         3,841,548
6%, 7/15/17-3/15/33                                               7,528,194         7,680,805
6.50%, 4/15/18-4/1/34                                             1,251,566         1,295,776
7%, 8/15/16-10/1/31                                                 814,847           857,425
8%, 4/1/16                                                          462,353           494,024
9%, 8/1/22-5/1/25                                                   133,011           146,515
10.50%, 11/14/20                                                      5,128             5,961
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
   Investment Conduit Multiclass Pass-Through
   Certificates:
Series 151, Cl. F, 9%, 5/15/21                                       27,293            27,285
Series 1674, Cl. Z, 6.75%, 2/15/24                                   90,142            94,423
Series 2006-11, Cl. PS, 12.808%, 3/25/36(1)                         629,326           659,597
Series 2034, Cl. Z, 6.50%, 2/15/28                                   11,846            12,308
Series 2042, Cl. N, 6.50%, 3/15/28                                   33,560            34,629
Series 2043, Cl. ZP, 6.50%, 4/15/28                                 988,430         1,021,410
Series 2046, Cl. G, 6.50%, 4/15/28                                  100,852           104,480
Series 2053, Cl. Z, 6.50%, 4/15/28                                   14,548            15,064
Series 2055, Cl. ZM, 6.50%, 5/15/28                                  20,183            20,796
Series 2066, Cl. Z, 6.50%, 6/15/28                                1,926,189         2,016,003
Series 2080, Cl. Z, 6.50%, 8/15/28                                   14,135            14,636
Series 2195, Cl. LH, 6.50%, 10/15/29                              1,111,456         1,170,549
Series 2220, Cl. PD, 8%, 3/15/30                                      4,740             5,026
Series 2326, Cl. ZP, 6.50%, 6/15/31                                 378,906           390,389
Series 2435, Cl. EQ, 6%, 5/15/31                                     41,753            42,395
Series 2461, Cl. PZ, 6.50%, 6/15/32                               1,444,050         1,509,004
Series 2470, Cl. LF, 3.488%, 2/15/32(1)                              17,399            17,406
Series 2500, Cl. FD, 2.988%, 3/15/32(1)                             281,574           278,813


                        2 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                            ---------------   ---------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2526, Cl. FE, 2.888%, 6/15/29(1)                     $       460,706   $       455,914
Series 2538, Cl. F, 3.088%, 12/15/32(1)                           2,746,195         2,724,449
Series 2551, Cl. FD, 2.888%, 1/15/33(1)                             343,307           339,329
Series 2641, Cl. CE, 3.50%, 9/15/25                                  20,267            20,168
Series 2676, Cl. KY, 5%, 9/15/23                                    665,000           640,043
Series 2727, Cl. UA, 3.50%, 10/15/22                                  6,329             6,325
Series 2736, Cl. DB, 3.30%, 11/15/26                                 96,607            95,717
Series 2750, Cl. XG, 5%, 2/1/34                                     130,000           121,977
Series 2777, Cl. PJ, 4%, 5/15/24                                      6,699             6,701
Series 2890, Cl. PE, 5%, 11/1/34                                    130,000           121,226
Series 2936, Cl. PE, 5%, 2/1/35                                      69,000            64,243
Series 2939, Cl. PE, 5%, 2/15/35                                    247,000           229,958
Series 3025, Cl. SJ, 15.629%, 8/15/35(1)                            133,918           141,552
Series 3035, Cl. DM, 5.50%, 11/15/25                                 63,209            63,898
Series 3094, Cl. HS, 15.263%, 6/15/34(1)                            374,303           387,619
Series 3138, Cl. PA, 5.50%, 2/15/27                                  64,636            65,809
Federal Home Loan Mortgage Corp., Interest-Only Stripped
   Mtg.-Backed Security:
Series 176, Cl. IO, 12.287%, 6/1/26(3)                              478,952           106,423
Series 183, Cl. IO, 10.232%, 4/1/27(3)                              738,065           144,765
Series 184, Cl. IO, 16.564%, 12/1/26(3)                             814,926           179,580
Series 192, Cl. IO, 12.154%, 2/1/28(3)                              201,841            42,384
Series 200, Cl. IO, 11.798%, 1/1/29(3)                              247,757            55,524
Series 2003-26, Cl. D I, 11.702%, 4/25/33(3)                         38,931             8,323
Series 202, Cl. IO, 0.721%, 4/1/29(3)                             1,684,995           349,534
Series 205, Cl. IO, 9.629%, 9/1/29(3)                                37,922             9,576
Series 206, Cl. IO, (7.718)%, 12/1/29(3)                            474,770           115,843
Series 2074, Cl. S, 28.233%, 7/17/28(3)                               7,634             1,029
Series 2079, Cl. S, 33.441%, 7/17/28(3)                              12,468             1,740
Series 2130, Cl. SC, 8.742%, 3/15/29(3)                             522,044            50,092
Series 216, Cl. IO, 11.482%, 12/1/31(3)                             332,390            85,249
Series 224, Cl. IO, 8.218%, 3/1/33(3)                             1,022,153           229,542
Series 243, Cl. 6, 8.782%, 12/15/32(3)                              612,511           139,378
Series 2526, Cl. SE, 25.017%, 6/15/29(3)                             20,806             1,602
Series 2527, Cl. SG, 28.662%, 2/15/32(3)                            630,862            46,305
Series 2531, Cl. ST, 30.563%, 2/15/30(3)                            744,141            56,668
Series 2796, Cl. SD, 34.452%, 7/15/26(3)                            828,915            76,235
Series 2802, Cl. AS, 65.744%, 4/15/33(3)                            918,876            69,209
Series 2819, Cl. S, 27.846%, 6/15/34(3)                             167,975            14,992
Series 2920, Cl. S, 40.354%, 1/15/35(3)                           3,199,548           270,190
Series 3000, Cl. SE, 71.045%, 7/15/25(3)                          3,781,996           250,915
Series 3004, Cl. SB, 99.999%, 7/15/35(3)                            190,574            13,241
Series 3110, Cl. SL, 93.917%, 2/15/26(3)                            535,531            35,675
Federal Home Loan Mortgage Corp., Principal-Only
   Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 4.662%, 6/1/26(4)                               195,132           164,418
Series 192, Cl. PO, 6.572%, 2/1/28(4)                               201,841           165,162


                        3 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                            ---------------   ---------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/1/20                                       $     2,111,815   $     2,081,064
4.50%, 10/1/21(5)                                                11,477,000        11,186,494
5%, 2/25/22-8/25/34                                               2,659,068         2,600,549
5%, 10/1/21-10/1/38(5)                                           34,202,000        33,612,292
5%, 6/1/33(6)                                                     3,833,380         3,750,161
5.296%, 10/1/36                                                     515,219           521,861
5.50%, 1/25/33-11/1/34                                           16,350,798        16,360,975
5.50%, 10/1/23-10/1/38(5)                                        39,839,000        39,770,396
5.50%, 8/25/33(6)                                                   336,945           337,055
6%, 7/25/24-11/1/33                                               8,995,384         9,170,391
6%, 10/1/23-10/1/36(5)                                            5,395,000         5,489,577
6.50%, 2/25/09-1/1/34                                             4,560,529         4,733,904
6.50%, 10/1/38(5)                                                 5,883,000         6,032,834
6.50%, 8/25/17(6)                                                   360,962           375,245
7%, 11/25/13-7/25/35                                              1,446,626         1,523,388
7%, 10/1/38(5)                                                    6,500,000         6,792,500
7.50%, 1/1/33                                                        19,923            21,583
8%, 5/25/17                                                           1,978             2,133
8.50%, 7/1/32                                                        47,999            52,917
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
   Investment Conduit Pass-Through Certificates:
Trust 1989-17, Cl. E, 10.40%, 4/25/19                                42,245            45,647
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                              1,152,242         1,189,491
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                              972,188         1,002,423
Trust 1998-61, Cl. PL, 6%, 11/25/28                                 539,815           551,174
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                              760,684           774,816
Trust 2001-44, Cl. QC, 6%, 9/25/16                                   59,290            61,180
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                               55,218            57,337
Trust 2001-70, Cl. LR, 6%, 9/25/30                                   43,539            43,584
Trust 2001-74, Cl. QE, 6%, 12/25/31                               1,619,863         1,645,588
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                               497,744           515,152
Trust 2002-12, Cl. PG, 6%, 3/25/17                                   28,218            29,121
Trust 2002-9, Cl. PC, 6%, 3/25/17                                 1,161,294         1,198,487
Trust 2003-130, Cl. CS, 7.686%, 12/25/33(1)                         365,703           333,172
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                               137,000           129,667
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                             3,964,000         3,823,289
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                    2,145             2,141
Trust 2004-101, Cl. BG, 5%, 1/25/20                               1,975,000         1,947,191
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                 525,824           560,384
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                           1,160,000         1,104,213
Trust 2005-117, Cl. LA, 5.50%, 12/25/27                             142,012           144,179
Trust 2005-59, Cl. NQ, 8.858%, 5/25/35(1)                           670,444           629,237
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                              187,205           190,640
Trust 2006-46, Cl. SW, 12.441%, 6/25/36(1)                          474,608           486,411
Trust 2006-50, Cl. KS, 12.441%, 6/25/36(1)                        1,085,542         1,087,737
Trust 2006-50, Cl. SK, 12.441%, 6/25/36(1)                          405,341           405,559
Federal National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 36.965%, 11/18/31(3)                          65,168             7,304


                        4 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                            ---------------   ---------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2001-63, Cl. SD, 26.495%, 12/18/31(3)                 $        19,347   $         2,192
Trust 2001-65, Cl. S, 36.344%, 11/25/31(3)                        1,635,054           183,088
Trust 2001-68, Cl. SC, 22.631%, 11/25/31(3)                          13,412             1,475
Trust 2001-81, Cl. S, 24.556%, 1/25/32(3)                           403,785            43,377
Trust 2002-28, Cl. SA, 25.827%, 4/25/32(3)                           10,304             1,063
Trust 2002-38, Cl. IO, 31.094%, 4/25/32(3)                           22,649             2,091
Trust 2002-39, Cl. SD, 22.711%, 3/18/32(3)                           14,976             1,470
Trust 2002-47, Cl. NS, 22.779%, 4/25/32(3)                        1,025,364           110,953
Trust 2002-48, Cl. S, 24.64%, 7/25/32(3)                             17,411             1,878
Trust 2002-51, Cl. S, 23.034%, 8/25/32(3)                           941,287           101,456
Trust 2002-52, Cl. SD, 21.514%, 9/25/32(3)                        1,054,055           104,497
Trust 2002-52, Cl. SL, 24.71%, 9/25/32(3)                            10,650             1,150
Trust 2002-53, Cl. SK, 22.387%, 4/25/32(3)                           52,181             5,315
Trust 2002-56, Cl. SN, 26.667%, 7/25/32(3)                           23,739             2,564
Trust 2002-60, Cl. SM, 34.36%, 8/25/32(3)                           224,283            24,143
Trust 2002-7, Cl. SK, 36.545%, 1/25/32(3)                           106,628            10,515
Trust 2002-77, Cl. BS, 29.388%, 12/18/32(3)                         134,022            15,067
Trust 2002-77, Cl. IS, 28.224%, 12/18/32(3)                          38,587             3,964
Trust 2002-77, Cl. JS, 29.068%, 12/18/32(3)                         230,105            25,886
Trust 2002-77, Cl. SA, 29.514%, 12/18/32(3)                         214,476            23,553
Trust 2002-77, Cl. SH, 27.541%, 12/18/32(3)                         504,778            57,563
Trust 2002-84, Cl. SA, 37.518%, 12/25/32(3)                       1,447,150           158,529
Trust 2002-9, Cl. MS, 23.743%, 3/25/32(3)                            19,792             2,214
Trust 2002-90, Cl. SN, 34.358%, 8/25/32(3)                          115,382            12,782
Trust 2002-90, Cl. SY, 36.896%, 9/25/32(3)                           72,427             8,167
Trust 2003-118, Cl. S, 34.243%, 12/25/33(3)                       3,190,774           381,140
Trust 2003-33, Cl. SP, 39.933%, 5/25/33(3)                        1,532,166           187,267
Trust 2003-4, Cl. S, 34.985%, 2/25/33(3)                          1,010,053           118,840
Trust 2003-89, Cl. XS, 27.165%, 11/25/32(3)                       1,175,392           101,418
Trust 2004-54, Cl. DS, 26.682%, 11/25/30(3)                         766,741            74,387
Trust 2005-19, Cl. SA, 40.263%, 3/25/35(3)                        7,804,109           623,440
Trust 2005-40, Cl. SA, 40.429%, 5/25/35(3)                        1,775,869           145,792
Trust 2005-40, Cl. SB, 50.47%, 5/25/35(3)                            80,931             6,945
Trust 2005-6, Cl. SE, 48.897%, 2/25/35(3)                         2,282,942           189,937
Trust 2005-71, Cl. SA, 51.794%, 8/25/25(3)                        2,370,487           190,764
Trust 2005-87, Cl. SE, 99.999%, 10/25/35(3)                       4,556,810           296,408
Trust 2005-87, Cl. SG, 72.668%, 10/25/35(3)                       4,580,709           403,327
Trust 2006-33, Cl. SP, 56.607%, 5/25/36(3)                        3,880,277           401,297
Trust 2006-42, Cl. CI, 28.061%, 6/25/36(3)                        4,560,715           404,215
Trust 221, Cl. 2, 17.54%, 5/1/23(3)                                  12,986             3,042
Trust 222, Cl. 2, 18.732%, 6/1/23(3)                              1,647,412           383,699
Trust 240, Cl. 2, 21.199%, 9/1/23(3)                              2,000,750           501,712
Trust 252, Cl. 2, 17.285%, 11/1/23(3)                             1,269,404           316,866
Trust 273, Cl. 2, 15.54%, 8/1/26(3)                                 364,079            79,351
Trust 294, Cl. 2, 9.856%, 2/1/28(3)                                 142,797            35,943


                        5 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                            ---------------   ---------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 301, Cl. 2, 6.109%, 4/1/29(3)                         $        17,929   $         3,956
Trust 302, Cl. 2, 2.575%, 6/1/29(3)                                 590,245           127,553
Trust 303, Cl. IO, (1.779)%, 11/1/29(3)                             212,260            54,257
Trust 319, Cl. 2, 11.549%, 2/1/32(3)                                358,708            84,398
Trust 321, Cl. 2, 6.769%, 4/1/32(3)                               3,890,521           908,774
Trust 324, Cl. 2, 6.02%, 7/1/32(3)                                   67,531            15,472
Trust 331, Cl. 5, 9.399%, 2/1/33(3)                                  55,850            12,464
Trust 331, Cl. 9, 15.888%, 2/1/33(3)                                893,288           201,247
Trust 333, Cl. 2, 3.891%, 4/1/33(3)                               2,644,580           580,319
Trust 334, Cl. 12, 5.597%, 2/1/33(3)                                 97,272            22,518
Trust 334, Cl. 17, 22.937%, 2/1/33(3)                               615,731           146,129
Trust 334, Cl. 3, 11.057%, 7/1/33(3)                                471,993           103,546
Trust 334, Cl. 5, 11.074%, 5/1/33(3)                                 67,254            14,934
Trust 338, Cl. 2, 2.812%, 7/1/33(3)                                 655,096           144,014
Trust 339, Cl. 12, 9.777%, 7/1/33(3)                              1,243,605           283,646
Trust 339, Cl. 7, 8.581%, 7/1/33(3)                               3,309,182           721,267
Trust 339, Cl. 8, 8.584%, 8/1/33(3)                                 260,934            57,740
Trust 342, Cl. 2, 9.192%, 9/1/33(3)                                  19,699             4,439
Trust 343, Cl. 13, 10.171%, 9/1/33(3)                             1,002,066           222,602
Trust 343, Cl. 18, 11.165%, 5/1/34(3)                               309,612            63,936
Trust 344, Cl. 2, 7.714%, 12/1/33(3)                              5,329,194         1,181,060
Trust 345, Cl. 9, 11.203%, 1/1/34(3)                              1,387,069           275,808
Trust 346, Cl. 2, 2.956%, 12/1/33(3)                                685,592           150,797
Trust 351, Cl. 10, 9.48%, 4/1/34(3)                                 436,195            96,017
Trust 351, Cl. 11, 9.889%, 11/1/34(3)                               223,022            45,580
Trust 351, Cl. 8, 8.01%, 4/1/34(3)                                  671,433           134,832
Trust 355, Cl. 7, 9.006%, 11/1/33(3)                                193,084            43,480
Trust 356, Cl. 10, 9.542%, 6/1/35(3)                                591,636           140,026
Trust 356, Cl. 12, 7.968%, 2/1/35(3)                                305,700            72,386
Trust 356, Cl. 6, 9.598%, 12/1/33(3)                                254,074            56,358
Trust 362, Cl. 12, 9.291%, 8/1/35(3)                              1,799,329           420,497
Trust 362, Cl. 13, 7.50%, 8/1/35(3)                                 997,066           233,138
Trust 364, Cl. 15, 10.379%, 9/1/35(3)                                69,221            15,895
Trust 364, Cl. 16, 9.857%, 9/1/35(3)                              1,278,304           310,679
Trust 365, Cl. 16, 14.084%, 3/1/36(3)                             1,982,244           419,063
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security:
Trust 1993-184, Cl. M, 4.982%, 9/25/23(4)                           485,622           380,775
Trust 324, Cl. 1, 6.059%, 7/1/32(4)                                  16,863            13,611
                                                                              ---------------
                                                                                  207,821,500
GNMA/GUARANTEED--0.5%
Government National Mortgage Assn.:
7%, 1/30/09-3/15/26                                                  53,253            56,230
8.50%, 8/1/17-12/15/17                                              208,703           228,725


                        6 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                            ---------------   ---------------
GNMA/GUARANTEED CONTINUED
Government National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                         $       117,720   $       128,712
Series 2000-7, Cl. Z, 8%, 1/16/30                                    53,255            58,418
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 26.306%, 7/16/28(3)                          25,198             3,474
Series 2001-21, Cl. SB, 41.76%, 1/16/27(3)                          951,534            98,827
Series 2002-15, Cl. SM, 35.996%, 2/16/32(3)                       1,021,765           100,222
Series 2004-11, Cl. SM, 22.257%, 1/17/30(3)                         666,847            68,926
Series 2006-47, Cl. SA, 64.117%, 8/16/36(3)                       9,226,754           838,044
                                                                              ---------------
                                                                                    1,581,578
NON-AGENCY--40.8%
COMMERCIAL--17.7%
Asset Securitization Corp., Commercial Interest-Only
   Stripped Mtg.-Backed Security, Series 1997-D4, Cl.
   PS1, 2.257%, 4/14/29(3)                                       13,162,985           427,609
Banc of America Commercial Mortgage, Inc., Commercial
   Mtg. Pass-Through Certificates, Series 2006-1, Cl. AM,
   5.421%, 9/1/45                                                 4,070,000         3,308,665
Banc of America Funding Corp., Mtg. Pass-Through
   Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32           1,161,271         1,162,604
Banc of America Mortgage Securities, Inc., Mtg.
   Pass-Through Certificates, Series 2004-8, Cl. 5A1,
   6.50%, 5/25/32                                                   980,523           909,026
Capital Lease Funding Securitization LP, Interest-Only
   Corporate-Backed Pass-Through Certificates, Series
   1997-CTL1, (6.50)%, 6/22/24(3)                                 9,086,543           269,019
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through
   Certificates, Series 2006-2, Cl. A1B, 2.572%,
   9/25/36(1)                                                         9,339             9,168
CHL Mortgage Pass-Through Trust 2005-17, Mtg.
   Pass-Through Certificates, Series 2005-17, Cl. 1A8,
   5.50%, 9/1/35                                                     80,000            67,821
Citigroup Commercial Mortgage Trust 2008-C7, Commercial
   Mtg. Pass-Through Certificates, Series 2008-C7, Cl
   AM, 6.404%, 12/1/49(1)                                         1,920,000         1,530,915
Citigroup Mortgage Loan Trust, Inc. 2006-WF1,
   Asset-Backed Pass-Through Certificates, Series
   2006-WF1, Cl. A2B, 5.536%, 3/1/36                                121,763           120,032
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage
   Trust, Commercial Mtg. Pass-Through Certificates,
   Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                     1,630,000         1,517,815
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 3.607%, 10/25/36(1)                      2,852,450         2,456,749
Series 2006-A5, Cl. 1A13, 3.657%, 10/25/36(1)                     1,485,962         1,225,787
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through
   Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37            145,424           135,613
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
   Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                            456,653           451,530
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                           55,020            53,824
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                              168,221           165,242


                        7 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                            ---------------   ---------------
COMMERCIAL CONTINUED
First Horizon Alternative Mortgage Securities Trust
   2004-FA2, Mtg. Pass-Through Certificates, Series
   2004-FA2, Cl. 3A1, 6%, 1/25/35                           $       760,674   $       647,189
First Horizon Alternative Mortgage Securities Trust
   2007-FA2, Mtg. Pass-Through Certificates, Series
   2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                837,195           757,188
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg
   Pass-Through Certificates, Series 2007-AR3, Cl. 1A1,
   6.128%, 11/1/37(1)                                               665,274           541,914
GE Capital Commercial Mortgage Corp., Commercial Mtg
   Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39              50,000            49,362
Greenwich Capital Commercial Funding Corp., Commercial
   Mtg. Pass-Through Certificates, Series 2007-GG9,
   Cl. A2, 5.381%, 3/10/39                                        4,310,000         4,026,643
Greenwich Capital Commercial Mortgage 2007-GG11,
   Commercial Mtg. Pass-Through Certificates, Series
   2007-GG11, Cl. A4, 5.736%, 8/1/17                              1,890,000         1,608,950
GSR Mortgage Loan Trust 2006-2F, Mtg. Pass-Through
   Certificates, Series 2006-2F, Cl. 2A2, 5.75%, 2/1/36             292,145           237,667
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42                         1,110,000           931,803
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                        3,950,000         3,674,823
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                         1,080,000         1,013,705
Series 2007-LD11, Cl. A2, 5.992%, 6/15/49(1)                        110,000           103,701
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                            3,760,000         3,250,489
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial
Mtg. Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                           2,320,000         2,242,606
Series 2006-C1, Cl. AM, 5.217%, 2/11/31(1)                        2,300,000         1,845,728
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
   Mtg. Pass-Through Certificates, Series 2007-C1,
   Cl. A2, 5.318%, 1/15/12                                        1,770,000         1,656,636
Lehman Brothers Commercial Conduit Mortgage Trust,
   Interest-Only Stripped Mtg.-Backed Security, Series
   1998-C1, Cl. IO, 0.484%, 2/18/30(3)                            4,770,776           142,091
Lehman Structured Securities Corp., Commercial Mtg
   Pass-Through Certificates, Series 2002-GE1, Cl. A,
   2.514%, 7/26/24(2)                                               250,581           203,597
Mastr Alternative Loan Trust, CMO Pass-Through
   Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34             1,477,715         1,305,798
Mastr Asset Securitization Trust 2006-3, Mtg
   Pass-Through Certificates, Series 2006-3, Cl. 2A1,
   3.657%, 10/25/36(1)                                              152,279           133,603
Merrill Lynch Mortgage Investors Trust 2005-A9, Mtg
   Asset-Backed Certificates, Series 2005-A9, Cl.4A1,
   5.492%, 12/1/35(1)                                             1,969,145         1,607,819
Merrill Lynch/Countrywide Commercial Mortgage Trust
   2007-9, Commercial Mtg. Pass-Through Certificates,
   Series 2007-9, Cl. A4, 5.70%, 9/1/17                           1,650,000         1,401,379
Nomura Asset Securities Corp., Commercial Mtg
   Pass-Through Certificates, Series 1998-D6, Cl. A1B,
   6.59%, 3/15/30                                                     1,089             1,088


                        8 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                            ---------------   ---------------
COMMERCIAL CONTINUED
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
   Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl.
   A2, 7.306%, 10/6/15                                      $        96,000   $        97,732
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2007-QS6, Cl. A114,
   5.75%, 4/25/37                                                 1,205,701           979,702
Residential Asset Securitization Trust 2006-A9CB, Mtg.
   Pass-Through Certificates, Series 2006-A9CB, Cl. A5,
   6%, 9/25/36                                                    1,635,566         1,515,587
Salomon Brothers Mortgage Securities VII, Inc.,
   Interest-Only Commercial Mtg. Pass-Through
   Certificates, Series 1999-C1, Cl. X, 10.908%,
   5/18/32(3)                                                   125,228,202           325,982
STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through
   Certificates, Series 2007-3, Cl. 1A1, 5.659%,
   6/1/37(1, 2)                                                   3,811,148         3,144,197
Structured Asset Securities Corp., Mtg. Pass-Through
   Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32          2,228,394         1,020,502
Wachovia Bank Commercial Mortgage Trust 2006-C29,
   Commercial Mtg. Pass-Through Certificates, Series
   2006-C29, Cl. A2, 5.272%, 11/15/48                               370,000           351,789
Wachovia Mortgage Loan Trust LLC, Mtg. Pass-Through
   Certificates, Series 2007-A, Cl. 1A1, 5.982%,
   3/1/37(1)                                                      1,429,330         1,367,680
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR8, Cl.
   1A4, 5.877%, 8/1/46(1)                                         3,672,248         3,051,379
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY1, Cl.
   1A2, 5.711%, 2/25/37(1, 2)                                       801,344           320,538
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY3, Cl.
   2A2, 5.668%, 3/1/37(1)                                         2,090,287         1,243,750
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY4, Cl.
   5A1, 5.584%, 11/1/36(1)                                        1,135,712           889,867
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY5, Cl.
   2A3, 5.658%, 5/1/37(1)                                         1,209,508         1,007,926
Wells Fargo Mortgage-Backed Securities 2004-EE Trust,
   Mtg. Pass-Through Certificates, Series 2004-EE, Cl.
   3A2, 4.261%, 12/1/34(1)                                        2,384,554         2,210,719
Wells Fargo Mortgage-Backed Securities 2004-U Trust,
   Mtg. Pass-Through Certificates, Series 2004-U, Cl. A1,
   5.673%, 10/1/34(1)                                               424,966           413,520
                                                                              ---------------
                                                                                   59,136,068
MANUFACTURED HOUSING--1.7%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR12, Cl.
   2A1, 6.10%, 9/25/36(1)                                         2,999,097         2,507,468
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
   2A5, 5.106%, 3/25/36(1)                                        3,626,461         3,226,138
                                                                              ---------------
                                                                                    5,733,606


                       9 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                            ---------------   ---------------
MULTIFAMILY--9.4%
Banc of America Mortgage Securities, Inc., Mtg.
   Pass-Through Certificates, Series 2005-F, Cl. 2A3,
   4.71%, 7/25/35(1)                                        $     2,590,119   $     2,381,940
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through
   Certificates, Series 2006-4, Cl. 2A1, 5.788%,
   10/25/36(1)                                                    1,423,066         1,033,253
CHL Mortgage Pass-Through Trust 2003-46, Mtg.
   Pass-Through Certificates, Series 2003-46, Cl. 1A2,
   4.411%, 1/19/34(1)                                             1,470,615         1,468,590
CHL Mortgage Pass-Through Trust 2005-6, Mtg.
   Pass-Through Certificates, Series 2005-6, Cl. 2A1,
   5.50%, 4/1/35                                                    237,058           208,362
CHL Mortgage Pass-Through Trust 2005-HYB1, Mtg.
   Pass-Through Certificates, Series 2005-HYB1, Cl. 1A2,
   4.981%, 3/25/35(1)                                             2,498,683         2,009,097
CHL Mortgage Pass-Through Trust 2007-HY1, Mtg.
   Pass-Through Certificates, Series 2007-HY1, Cl. 1A1,
   5.696%, 4/25/37(1)                                             4,279,108         3,297,072
Citigroup Mortgage Loan Trust, Inc. 2006-AR5,
   Asset-Backed Pass-Through Certificates, Series
   2006-AR5, Cl. 1A3A, 5.888%, 7/25/36(1)                         1,473,906         1,283,288
CWALT Alternative Loan Trust 2004-28CB, Mtg.
   Pass-Through Certificates, Series 2004-28CB, Cl. 2A4,
   5.75%, 1/25/35                                                 2,316,000         1,882,033
CWALT Alternative Loan Trust 2005-85CB, Mtg.
   Pass-Through Certificates, Series 2005-85CB, Cl. 2A3,
   5.50%, 2/25/36                                                 1,790,000         1,573,323
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through
   Certificates:
   Series 2005-AR4, Cl. 2A1, 5.30%, 7/19/35(1)                    2,601,744         2,192,117
   Series 2004-J4, Cl. A7, 5.50%, 9/25/34                         1,660,000         1,408,858
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through
   Certificates, Series 2005-AR7, Cl. 3A1, 5.144%,
   11/25/35(1)                                                    4,124,599         3,689,881
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg
   Pass-Through Certificates, Series 2007-2, Cl. 2A1,
   5.975%, 6/25/37(1)                                             3,134,193         2,771,924
Wells Fargo Mortgage-Backed Securities 2004-AA Trust,
   Mtg. Pass-Through Certificates, Series 2004-AA, Cl.
   2A, 4.992%, 12/25/34(1)                                          850,096           772,857
Wells Fargo Mortgage-Backed Securities 2004-S Trust,
   Mtg. Pass-Through Certificates, Series 2004-S, Cl. A1,
   3.621%, 9/25/34(1)                                               702,499           621,007
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust,
   Mtg. Pass-Through Certificates, Series 2005-AR2, Cl.
   2A2, 4.549%, 3/25/35(1)                                          511,861           443,468
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust,
   Mtg. Pass-Through Certificates, Series 2005-AR4, Cl.
   2A2, 4.537%, 4/25/35(1)                                          852,822           740,725
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
   Mtg. Pass-Through Certificates:
   Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36(1)                  1,770,914         1,456,207
   Series 2006-AR10, Cl. 2A1, 5.636%, 7/25/36(1)                  1,360,578         1,046,157
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
   2A6, 5.106%, 3/25/36(1)                                          688,661           534,525


                       10 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                            ---------------   ---------------
MULTIFAMILY CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
   3A1, 5.093%, 3/25/36(1)                                  $       891,907   $       817,869
                                                                              ---------------
                                                                                   31,632,553
OTHER--0.0%
JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through
   Certificates, Series 2005-S2, Cl. 3A1, 6.735%,
   2/25/32(1)                                                        80,132            77,787
Salomon Brothers Mortgage Securities VI, Inc.,
   Interest-Only Stripped Mtg.-Backed Security, Series
   1987-3, Cl. B, 78.043%, 10/23/17(3)                                5,215               620
Salomon Brothers Mortgage Securities VI, Inc.,
   Principal-Only Stripped Mtg.-Backed Security,
   Series1987-3, Cl. A, 4.81%, 10/23/17(4)                            7,718             7,270
                                                                              ---------------
                                                                                       85,677
RESIDENTIAL--12.0%
Banc of America Commercial Mortgage, Inc., Commercial
   Mtg. Pass-Through Certificates, Series 2007-4, Cl. A4,
   5.936%, 7/1/17(1)                                              1,880,000         1,611,513
Chase Mortgage Finance Trust 2005-S1, Multiclass Mtg.
   Pass-Through Certificates, Series 2005-S1, Cl. 1A5,
   5.50%, 5/25/35                                                 1,000,000           844,861
CHL Mortgage Pass-Through Trust 2005-J4, Mtg.
   Pass-Through Certificates, Series 2005-J4, Cl. A7,
   5.50%, 11/1/35                                                    40,000            31,096
CitiMortgage Alternative Loan Trust 2006-A1, Real Estate
   Mtg. Investment Conduit Pass-Through Certificates,
   Series 2006-A1, Cl. 2A1, 5.25%, 3/1/21                         1,328,264         1,214,300
CWALT Alternative Loan Trust 2004-24CB, Mtg.
   Pass-Through Certificates, Series 2004-24CB, Cl. 1A1,
   6%, 11/1/34                                                    1,490,755         1,332,234
CWALT Alternative Loan Trust 2004-28CB, Mtg.
   Pass-Through Certificates, Series 2004-28CB, Cl. 3A1,
   6%, 1/1/35                                                     1,191,717           909,679
CWALT Alternative Loan Trust 2005-18CB, Mtg.
   Pass-Through Certificates, Series 2005-18CB, Cl. A8,
   5.50%, 5/25/36                                                 2,420,000         1,858,856
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through
   Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32          2,006,663         1,759,300
CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-Through
   Certificates, Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34          1,836,876         1,621,484
JP Morgan Mortgage Trust 2006-A2, Mtg. Pass-Through
   Certificates, Series 2006-A2, Cl. 5A3, 4.334%,
   11/1/33(1)                                                     1,746,176         1,669,644
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial
   Mtg. Pass-Through Certificates, Series 2007-C7, Cl.
   A3, 5.866%, 9/11/45                                            4,370,000         3,756,000
Lehman XS Trust, Mtg. Pass-Through Certificates, Series
   2005-10, Cl. 2A3B, 5.55%, 1/25/36                                626,144           554,991
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
   Pass-Through Certificates, Series 2006-3, Cl. 2A1,
   6.073%, 10/25/36(1)                                              102,395            93,492
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg.
   Pass-Through Certificates, Series 2006-AR, Cl. 5A3,
   5.417%, 6/25/36(1)                                             1,110,000           925,225
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2003-QS1, Cl. A2,
   5.75%, 1/25/33                                                   617,657           582,098
RALI Series 2004-QS10 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2004-QS10, Cl. A3,
   3.707%, 7/25/34(1)                                             1,465,563         1,317,122


                       11 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                            ---------------   ---------------
RESIDENTIAL CONTINUED
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series
   2006-QS13, Cl. 1A5, 6%, 9/25/36                          $       107,554   $        81,171
Mtg. Asset-Backed Pass-Through Certificates, Series
   2006-QS13, Cl. 1A8, 6%, 9/25/36                                   33,819            33,650
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2006-QS5, Cl. 2A2,
   6%, 5/1/36                                                       524,607           510,359
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2007-QS6, Cl. A28,
   5.75%, 4/25/37                                                    39,924            35,700
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through
   Certificates, Series 2007-S1, Cl. 3A1, 5.01%,
   8/1/22(1)                                                      3,925,144         3,532,629
WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR12, Cl.
   2A1, 5.75%, 10/25/36(1)                                        3,686,203         2,805,172
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR8, Cl.
   2A1, 6.128%, 8/25/36(1)                                        3,396,481         3,029,036
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY1, Cl.
   4A1, 5.469%, 2/1/37(1)                                            84,548            71,107
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY2, Cl.
   2A1, 6.612%, 11/1/36(1)                                        1,269,943         1,100,775
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY6, Cl.
   2A1, 5.695%, 6/25/37(1)                                        2,501,736         2,042,672
Washington Mutual Mortgage Pass-Through Certificates,
   Mtg. Pass-Through Certificates, Series 2007-1, Cl.
   1A8, 6%, 2/25/37                                               3,415,304         3,316,241
Wells Fargo Mortgage-Backed Securities 2003-6 Trust,
   Mtg. Pass-Through Certificates, Series 2003-6, Cl.
   1A1, 5%, 6/25/18                                               1,349,453         1,274,038
Wells Fargo Mortgage-Backed Securities 2004-EE Trust,
   Mtg. Pass-Through Certificates, Series 2004-EE, Cl.
   3A1, 4.261%, 12/1/34(1)                                          994,350           921,861
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
   Mtg. Pass-Through Certificates, Series 2004-R, Cl.
   2A1, 4.369%, 9/1/34(1)                                           478,068           403,612
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR5, Cl.
   2A2, 5.539%, 4/1/36(1, 2)                                      1,602,633           769,264
                                                                              ---------------
                                                                                   40,009,182
                                                                              ---------------
Total Mortgage-Backed Obligations (Cost $363,583,493)                             346,000,164

U.S. GOVERNMENT OBLIGATIONS--2.2%
Resolution Funding Corp. Bonds, Residual Funding STRIPS,
   5.218%, 1/15/21(7)                                               825,000           460,664
U.S. Treasury Bonds, 7.625%, 2/15/25                              5,000,000         6,882,035
                                                                              ---------------
Total U.S. Government Obligations (Cost $7,378,363)                                 7,342,699


                       12 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                            ---------------   ---------------
CORPORATE BONDS AND NOTES--26.7%
CONSUMER DISCRETIONARY--8.2%
AUTOMOBILES--1.6%
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10       $     4,080,000   $     2,927,298
General Motors Acceptance Corp., 8% Bonds, 11/1/31                3,185,000         1,201,920
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr.
   Unsec. Nts., 12/19/08(8)                                       1,115,000         1,117,284
                                                                              ---------------
                                                                                    5,246,502
HOTELS, RESTAURANTS & LEISURE--1.3%
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                       2,700,000         2,538,000
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts.,
   3/15/10(9)                                                       350,000           273,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%
   Nts., 12/1/14                                                  1,765,000         1,513,488
                                                                              ---------------
                                                                                    4,325,363
HOUSEHOLD DURABLES--1.2%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09(2)                   1,440,000         1,368,000
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09(2)                           615,000           608,081
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                      2,045,000         1,983,650
                                                                              ---------------
                                                                                    3,959,731
MEDIA--3.1%
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                    2,825,000         2,768,500
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11           1,370,000           890,500
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08(2)             2,445,000         2,445,000
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                       580,000           584,701
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                        1,840,000         1,852,646
Tribune Co., 5.50% Nts., Series E, 10/6/08(2)                     1,427,000         1,419,865
Univision Communications, Inc., 3.875% Sr. Unsec. Nts.,
   10/15/08                                                         590,000           587,050
                                                                              ---------------
                                                                                   10,548,262
MULTILINE RETAIL--0.9%
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08(2)                    930,000           932,325
Macy's Retail Holdings, Inc., 4.80% Sr. Nts., 7/15/09             2,125,000         2,077,290
                                                                              ---------------
                                                                                    3,009,615
SPECIALTY RETAIL--0.1%
Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08(1, 2)                 466,000           471,243
CONSUMER STAPLES--0.6%
FOOD & STAPLES RETAILING--0.6%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                    1,675,000         1,557,454
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                    266,000           279,372
                                                                              ---------------
                                                                                    1,836,826
ENERGY--1.5%
OIL, GAS & CONSUMABLE FUELS--1.5%
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                       745,000           711,369
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub.
   Nts., 8/1/12                                                     430,000           418,304
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr.
   Unsec. Nts., 6/1/13                                            1,560,000         1,520,253


                       13 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                            ---------------   ---------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
PF Export Receivables Master Trust, 3.748% Sr. Nts.,
   Series B, 6/1/13(8)                                      $       920,395   $       930,402
TEPPCO Partners LP, 6.125% Nts., 2/1/13                             900,000           914,574
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                 540,000           523,342
                                                                              ---------------
                                                                                    5,018,244
FINANCIALS--14.0%
CAPITAL MARKETS--1.9%
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds,
   2/15/34                                                        3,595,000         2,363,324
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts.,
   5/11/38(10)                                                    7,200,000            36,000
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38          4,490,000         3,775,686
                                                                              ---------------
                                                                                    6,175,010
COMMERCIAL BANKS--4.4%
Barclays Bank plc, 6.278% Perpetual Bonds(11)                     5,830,000         4,268,026
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A(8, 11)            6,600,000         3,723,964
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(1)           5,920,000         4,450,301
Popular North America, Inc., 4.70% Nts., 6/30/09                  2,485,000         2,415,025
                                                                              ---------------
                                                                                   14,857,316
CONSUMER FINANCE--0.5%
SLM Corp., 4% Nts., 1/15/09                                       2,005,000         1,644,080
DIVERSIFIED FINANCIAL SERVICES--3.7%
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K(11)                           3,050,000         2,417,369
8.125% Perpetual Bonds, Series M(11)                                515,000           416,733
Capmark Financial Group, Inc.:
3.453% Sr. Unsec. Nts., 5/10/10(1)                                  700,000           497,297
5.875% Sr. Unsec. Nts., 5/10/12                                   1,470,000           733,446
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts.,
   7/1/10                                                         1,235,000           873,314
Citigroup, Inc.:                                                  4,485,000         3,342,769
8.30% Jr. Sub. Bonds, 12/21/57(1)
8.40% Perpetual Bonds, Series E(11)                               1,730,000         1,179,704
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(11)         3,625,000         3,059,975
                                                                              ---------------
                                                                                   12,520,607
INSURANCE--3.3%
American International Group, Inc., 6.25% Jr. Sub.
   Bonds, 3/15/37                                                 1,290,000           206,703
Axa SA, 6.379% Sub. Perpetual Bonds(8, 11)                        5,205,000         2,905,920
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                 1,055,000           581,841
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66(1)           3,875,000         2,416,733
Prudential Holdings LLC, 8.695% Bonds, Series C,
   12/18/23(8)                                                    2,400,000         2,780,755
Prudential Insurance Co. of America, 8.30% Nts.,
   7/1/25(8)                                                      2,035,000         2,262,267
                                                                              ---------------
                                                                                   11,154,219
THRIFTS & MORTGAGE FINANCE--0.2%
Washington Mutual Bank NV, 2.891% Sr. Unsec. Nts.,
   5/1/09(1)                                                      2,380,000           583,100


                       14 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                            ---------------   ---------------
INDUSTRIALS--0.2%
INDUSTRIAL CONGLOMERATES--0.2%
MetLife Capital Trust X, 9.25% Sec. Bonds, 4/8/68(1)        $       700,000   $       664,696
INFORMATION TECHNOLOGY--0.5%
COMPUTERS & PERIPHERALS--0.5%
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                 1,700,000         1,709,809
TELECOMMUNICATION SERVICES--0.5%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08(2)                                     250,000           248,750
8.875% Unsec. Unsub. Nts., 3/15/12                                1,605,000         1,580,925
                                                                              ---------------
                                                                                    1,829,675
UTILITIES--1.2%
ELECTRIC UTILITIES--1.2%
Monongahela Power Co., 7.36% Unsec. Nts., Series A,
   1/15/10                                                        1,925,000         1,980,047
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09               1,820,000         1,865,784
                                                                              ---------------
                                                                                    3,845,831
                                                                              ---------------
Total Corporate Bonds and Notes (Cost $116,903,125)                                89,400,129

                                                                 UNITS
                                                            ---------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Pathmark Stores, Inc. Wts., Strike Price $22.31, Exp.
   9/19/10(2, 12) (Cost $14,872)                                      5,408               189

                                                                 SHARES
                                                            ---------------
INVESTMENT COMPANY--0.2%
Oppenheimer Institutional Money Market Fund,
Cl. E, 3.15%(13, 14) (Cost $566,702)                                566,702           566,702
Total Investments, at Value (excluding Investments
   Purchased with Cash Collateral from Securities Loaned)
   (Cost $501,712,657)                                                            453,082,479
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED--0.0%(15)
OFI Liquid Assets Fund, LLC, 3.40%(13, 14) (Cost $71,600)            71,600            71,600
TOTAL INVESTMENTS, AT VALUE (COST $501,784,257)                       135.3%      453,154,079

LIABILITIES IN EXCESS OF OTHER ASSETS                                 (35.3)     (118,184,471)
                                                            ---------------   ---------------
NET ASSETS                                                           100.0%   $   334,969,608
                                                            ===============   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $13,950,360, which represents 4.16% of the Fund's net assets. See accompanying Notes.

(3.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $17,755,701 or 5.30% of the Fund's net assets as of September 30, 2008.

(4.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $731,236 or 0.22% of the Fund's net assets as of September 30, 2008.


                       15 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

(5.) When-issued security or delayed delivery to be delivered and settled after September 30, 2008. See accompanying Notes.

(6.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $1,298,519. See accompanying Notes.

(7.) Zero coupon bond reflects effective yield on the date of purchase.

(8.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $13,720,592 or 4.10% of the Fund's net assets as of September 30, 2008.

(9.) Partial or fully-loaned security. See accompanying Notes.

(10.) Issue is in default. See accompanying Notes.

(11.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(12.) Non-income producing security.

(13.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES           GROSS         GROSS           SHARES
                                                     DECEMBER 31, 2007    ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2008
                                                     -----------------   -----------   -----------   ------------------
OFI Liquid Assets Fund, LLC                                     --         8,751,305     8,679,705          71,600
Oppenheimer Institutional Money Market Fund, Cl. E       4,105,793       146,490,161   150,029,252         566,702

                                                       VALUE     INCOME
                                                     --------   --------
OFI Liquid Assets Fund, LLC                          $ 71,600   $  1,992 (a)
Oppenheimer Institutional Money Market Fund, Cl. E    566,702    159,399
                                                     --------   --------
                                                     $638,302   $161,391
                                                     ========   ========

(a.)  Net of compensation to counterparties.

(14.) Rate shown is the 7-day yield as of September 30, 2008.

(15.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $      638,302   $       356,448
Level 2--Other Significant Observable Inputs      452,311,991       (16,361,060)
Level 3--Significant Unobservable Inputs              203,786                --
                                               --------------   ---------------
   Total                                       $  453,154,079   $   (16,004,612)
                                               ==============   ===============

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                       16 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

FUTURES CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                                                 UNREALIZED
                                       NUMBER OF   EXPIRATION     NUMBER OF     APPRECIATION
CONTRACT DESCRIPTION        BUY/SELL   CONTRACTS      DATE          VALUE      (DEPRECIATION)
--------------------        --------   ---------   ----------   ------------   --------------
U.S. Long Bonds, 20 yr.       Buy          229      12/19/08    $ 26,832,359    $  (720,414)
U.S. Treasury Nts., 2 yr.     Sell         615      12/31/08     131,264,063       (678,684)
U.S. Treasury Nts., 10 yr.    Sell         123      12/19/08      14,098,875         34,544
                                                                                -----------
                                                                                $(1,364,554)
                                                                                ===========

CREDIT DEFAULT SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                                                    PAY/                  UPFRONT
                                                             BUY/SELL   NOTIONAL  RECEIVE                 PAYMENT
SWAP                                                          CREDIT     AMOUNT    FIXED   TERMINATION   RECEIVED/
COUNTERPARTY                     REFERENCE ENTITY           PROTECTION   (000S)     RATE       DATE       (PAID)       VALUE
------------            ----------------------------------  ----------  --------  -------  -----------  ----------  ------------
Barclays Bank plc:
                        ABX.HE.AA.06-2 Index                   Sell      $  930    0.170%     5/25/46   $  719,465  $   (719,136)
                        American International Group, Inc.     Sell         495    3.000      3/20/09           --       (13,291)
                        American International Group, Inc.     Sell       2,600    5.350      3/20/09           --       (40,823)
                        Capmark Financial Group, Inc.          Sell         950    1.000      6/20/12           --      (398,425)
                        Citigroup, Inc.                        Sell         195   10.500      6/20/09           --        (6,949)
                        Dillard's, Inc.                        Sell         750    1.900     12/20/08           --        (7,092)
                        HCP, Inc.                              Sell       1,005    4.600      3/20/09           --           810
                        iStar Financial, Inc.                  Sell       1,140    4.400     12/20/12           --      (425,545)
                        Kohl's Corp.                           Buy          665    1.180      6/20/18           --         8,602
                        Kohl's Corp.                           Sell         665    1.080      6/20/13           --        (3,450)
                        Kohl's Corp.                           Sell         665    0.900      6/20/13           --        (8,487)
                        Kohl's Corp.                           Buy          665    1.040      6/20/18           --        15,464
                        Lehman Brothers Holdings, Inc.         Sell       2,050    0.490      9/20/10           --    (1,804,721)
                        Lehman Brothers Holdings, Inc.         Sell         330    9.600      9/20/09           --      (290,516)
                        Merrill Lynch & Co., Inc.              Sell       2,575    4.150      9/20/09           --         3,098
                        Six Flags, Inc.                        Sell       1,075    8.250     12/20/08           --       (12,635)
                        The Goldman Sachs Group, Inc.          Sell       1,285    5.750     12/20/09           --         3,356
                        XL Capital Ltd.                        Sell       1,485    3.550      9/20/09           --           754
                                                                                                        ----------  ------------
                                                                                                           719,465    (3,698,986)
                                                                                                        ----------  ------------
Credit Suisse
International:
                        iStar Financial, Inc.                  Sell         165    4.000     12/20/12           --       (62,904)
                        iStar Financial, Inc.                  Sell         410   12.000      3/20/09           --       (38,072)
                        JPMorgan Chase & Co.                   Sell       1,830    2.088     12/20/08           --           758
                        Merrill Lynch & Co., Inc.              Sell       1,285    4.150      9/20/09           --         1,546
                        Morgan Stanley                         Sell       1,775    7.800     12/20/13           --      (163,333)
                        Rite Aid Corp.                         Sell         530    7.500      3/20/09           --       (24,412)
                        Rite Aid Corp.                         Sell         615    5.000      9/20/09       36,900       (31,850)
                        Sprint Nextel Corp.                    Sell       2,940    6.300      3/20/09           --        38,746
                        Tribune Co.                            Sell         120    5.000     12/20/09       26,400       (28,660)
                        Tribune Co.                            Sell         600    5.000     12/20/09      138,000      (143,630)
                        TXU Corp.                              Sell         365    5.910     12/20/12           --       (28,239)
                        TXU Corp.                              Sell         350    6.050     12/20/12           --       (25,603)
                        TXU Corp.                              Sell         365    6.000     12/20/12           --       (27,249)
                        Univision Communications, Inc.         Sell          25   14.600      3/20/09           --           923
                        Vornado Realty LP                      Sell         665    3.600      3/20/09           --        10,359
                        Wachovia Corp.                         Sell       1,345    1.000      3/20/09           --       (28,825)
                        Washington Mutual, Inc.                Sell         770    6.500     12/20/08           --      (277,282)
                        Washington Mutual, Inc.                Sell       2,670    6.800      6/20/09           --      (961,484)
                                                                                                        ----------  ------------
                                                                                                           201,300    (1,789,211)
                                                                                                        ----------  ------------
Deutsche Bank AG:
                        ABX.HE.AA.06-2 Index                   Sell         450    0.170      5/25/46       53,996      (347,969)
                        ABX.HE.AAA.06-2 Index                  Sell          40    0.110      5/25/46           --       (12,425)
                        ABX.HE.AAA.06-2 Index                  Sell          40    0.110      5/25/46           --       (12,425)
                        Allied Waste North America, Inc.       Sell         630    2.000      9/20/09           --        (2,694)
                        Allied Waste North America, Inc.       Sell         990    2.000      9/20/09           --        (4,234)
                        Ambac Assurance Corp.                  Sell         805    8.450     12/20/08           --       (24,620)
                        Cemex                                  Sell         665    2.000      3/20/09           --           142
                        Centex Corp.                           Sell         355    1.550      9/20/09           --        (7,339)
                        Citigroup, Inc.                        Sell         125    5.000      3/20/09       14,375        (6,954)
                        Dow Jones CDX.NA.IG.7 Index            Buy        3,600    0.400     12/20/11         (370)      125,744


                       17 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                        iStar Financial, Inc.                  Sell       2,025    2.925     12/20/08           --      (136,123)
                        iStar Financial, Inc.                  Sell       1,175    3.000     12/20/08           --       (78,781)
                        iStar Financial, Inc.                  Sell         180    4.320     12/20/12           --       (67,478)
                        iStar Financial, Inc.                  Sell       1,005   12.000      3/20/09           --       (93,323)
                        Jones Apparel Group, Inc.              Sell         675    2.720      6/20/13           --        (6,937)
                        Jones Apparel Group, Inc.              Buy          675    2.635      6/20/18           --        13,472
                        Kohl's Corp.                           Sell         675    1.180      6/20/13           --          (662)
                        Kohl's Corp.                           Buy          675    1.300      6/20/18           --         2,761
                        Lehman Brothers Holdings, Inc.         Sell          90    2.070      3/20/09           --       (79,232)
                        Liz Claiborne, Inc.                    Sell       2,485    3.250      6/20/09           --         1,382
                        MBIA Insurance Corp.                   Sell       2,580    8.850     12/20/08           --       (69,238)
                        Prudential Financial, Inc.             Sell       1,430    2.050      6/20/09           --          (335)
                        Temple-Inland, Inc.                    Sell         335    3.000      9/20/09           --           129
                        Tenet Healthcare Corp.                 Sell       1,635    1.600      3/20/09           --       (10,386)
                        The Goldman Sachs Group, Inc.          Sell       1,290    5.500     12/20/09           --          (346)
                        The Goldman Sachs Group, Inc.          Sell         930    5.450     12/20/09           --          (925)
                        Vornado Realty LP                      Sell       1,345    3.875      6/20/09           --        22,796
                        Wachovia Corp.                         Sell       2,990    1.000      3/20/09           --       (64,080)
                        Wachovia Corp.                         Sell          50    1.750      3/20/09           --          (827)
                        Washington Mutual, Inc.                Sell         255    4.500     12/20/08           --       (91,827)
                        Washington Mutual, Inc.                Sell       1,275    4.500     12/20/08           --      (459,136)
                        XL Capital Ltd.                        Sell       1,675    3.550      9/20/09           --           851
                                                                                                        ----------  ------------
                                                                                                            68,001    (1,411,019)
                                                                                                        ----------  ------------
Goldman Sachs Capital
Markets LP:
                        ABX.HE.AA.06-2 Index                   Sell         155    0.170      5/25/46       12,771      (119,856)
                        ABX.HE.AA.06-2 Index                   Sell         760    0.170      5/25/46      300,182      (587,681)
                        ABX.HE.AAA.06-2 Index                  Sell          20    0.110      5/25/46           --        (6,213)
                        Capmark Financial Group, Inc.          Sell       1,035    0.950      6/20/12           --      (435,058)
                                                                                                        ----------  ------------
                                                                                                           312,953    (1,148,808)
                                                                                                        ----------  ------------
Goldman Sachs
International:
                        D.R. Horton, Inc.                      Sell         935    4.210     12/20/08           --         1,073
                        First Data Corp.                       Sell         110    4.700      3/20/09           --         1,495
                        iStar Financial, Inc.                  Sell         185    3.950     12/20/12           --       (70,713)
                        Pulte Homes, Inc.                      Sell       1,625    2.750      9/20/09           --       (14,945)
                        R.H. Donnelley Corp.                   Sell       1,465    9.000      3/20/09           --       (12,798)
                        Sprint Nextel Corp.                    Sell       1,060    6.300      3/20/09           --        13,970
                        Univision Communications, Inc.         Sell         350    5.000      6/20/09       35,000       (23,606)
                        Univision Communications, Inc.         Sell         140    5.000      6/20/09       15,400        (9,442)
                        Univision Communications, Inc.         Sell         360    5.000      6/20/09       21,600       (24,281)
                                                                                                        ----------  ------------
                                                                                                            72,000      (139,247)
                                                                                                        ----------  ------------
Morgan Stanley Capital
Services, Inc.:
                        ABX.HE.AA.06-2 Index                   Sell         155    0.170      5/25/46       12,383      (119,856)
                        ABX.HE.AA.06-2 Index                   Sell         300    0.170      5/25/46       29,999      (231,979)
                        ABX.HE.AAA.06-2 Index                  Sell          20    0.110      5/25/46           --        (6,213)
                        Capmark Financial Group, Inc.          Sell         405    5.000      6/20/12      109,350      (139,029)
                        Countrywide Home Loans, Inc.           Sell       3,070    0.420      6/20/09           --       (58,978)
                        Ford Motor Co.                         Sell       2,065    7.150     12/20/16           --      (727,774)
                        Ford Motor Co.                         Sell         980    7.050     12/20/16           --      (366,331)
                        General Motors Corp.                   Sell       1,035    5.800     12/20/16           --      (546,164)
                        General Motors Corp.                   Sell       1,000    5.750     12/20/16           --      (528,136)
                        Inco Ltd.                              Buy        1,030    0.700      3/20/17           --        24,871
                        Inco Ltd.                              Buy        1,015    0.630      3/20/17           --        43,807
                        iStar Financial, Inc.                  Sell         170    4.860     12/20/12           --       (61,904)
                        J.C. Penney Co., Inc.                  Sell       1,095    1.300     12/20/17           --       (58,301)
                        J.C. Penney Co., Inc.                  Sell       1,060    1.070     12/20/17           --       (72,890)
                        Jones Apparel Group, Inc.              Sell       1,370    3.200      6/20/13           --        11,801
                        Jones Apparel Group, Inc.              Buy        1,370    2.970      6/20/18           --        (2,865)
                        Kohl's Corp.                           Buy        1,590    0.660     12/20/17           --        93,157
                        Kohl's Corp.                           Buy        1,640    0.870     12/20/17           --        71,865
                        Lehman Brothers Holdings, Inc.         Sell         220    9.600      9/20/09           --      (193,677)


                       18 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                        Lennar Corp.                           Sell       1,210    2.900     12/20/08           --        (9,857)
                        Liz Claiborne, Inc.                    Sell       1,345    3.100      6/20/13           --       (33,198)
                        Liz Claiborne, Inc.                    Buy        1,345    2.900      6/20/18           --        61,171
                        Louisiana-Pacific Corp.                Sell       1,345    6.250      9/20/09           --        (1,510)
                        The Hartford Financial Services
                        Group, Inc.                            Sell         665    2.400      3/20/09           --         4,543
                        Univision Communications, Inc.         Sell         300    5.000     12/20/09       21,000       (20,316)
                        Vale Overseas Ltd.                     Sell       1,030    1.170      3/20/17           --       (67,610)
                        Vale Overseas Ltd.                     Sell       1,015    1.100      3/20/17           --       (71,089)
                        Wachovia Corp.                         Sell       3,885    3.250      3/20/09           --       (26,321)
                                                                                                        ----------  ------------
                                                                                                           172,732    (3,032,783)
                                                                                                        ----------  ------------
                                                                                                        $1,546,451  $(11,220,054)
                                                                                                        ==========  ============

INTEREST RATE SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

SWAP                 NOTIONAL       PAID BY       RECEIVED BY    TERMINATION
COUNTERPARTY          AMOUNT        THE FUND        THE FUND        DATE         VALUE
------------       -----------   -------------   -------------   -----------   ---------
Credit Suisse                    Three-Month
International      $ 4,580,000   USD BBA LIBOR       5.428%         8/7/17     $ 424,763
Goldman Sachs                                    Three-Month
International       12,000,000       4.275%      USD BBA LIBOR      9/5/16      (113,567)
Deutsche Bank AG                 Three-Month
                     3,870,000   USD BBA LIBOR       5.445          8/8/17       363,954
                                                                               ---------
                                                                               $ 675,150
                                                                               =========

Index abbreviation is as follows:

BBA LIBOR British Bankers' Association London-Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                     NOTIONAL                                                TERMINATION
SWAP COUNTERPARTY                     AMOUNT      PAID BY THE FUND    RECEIVED BY THE FUND       DATE         VALUE
-----------------                  -----------   ------------------   --------------------   -----------   -----------
Goldman Sachs Group, Inc. (The):
                                                 If credit            If credit spreads
                                                 spreads as           as represented by
                                                 represented by the   the Lehman Brothers
                                                 Lehman Brothers      U.S. CMBS AAA 8.5+
                                                 U.S. CMBS AAA 8.5+   Index narrow,
                                                 Index widen, pays    receives the spread
                                   $ 8,500,000   the spread change*   change*                   3/1/09     $  (463,870)

                                                 If credit
                                                 spreads as
                                                 represented by the   If credit spreads
                                                 Lehman Brothers      as represented by
                                                 U.S. CMBS AAA 8.5+   the Lehman Brothers
                                                 Index widen, pays    U.S. CMBS AAA 8.5+
                                                 the spread change    Index narrow,
                                                 plus 200 basis       receives the spread
                                     3,210,000   points*              change*                   3/1/09        (174,764)

                                                 If credit
                                                 spreads as
                                                 represented by the   If credit spreads
                                                 Lehman Brothers      as represented by
                                                 U.S. CMBS AAA 8.5+   the Lehman Brothers
                                                 Index widen, pays    U.S. CMBS AAA 8.5+
                                                 the spread change    Index narrow,
                                                 minus 50 basis       receives the spread
                                     5,280,000   points*              change*                  12/1/08        (289,658)

                                                 If credit            If credit spreads
                                                 spreads as           as represented by
                                                 represented by the   the Lehman Brothers
                                                 Lehman Brothers      U.S. CMBS AAA 8.5+
                                                 U.S. CMBS AAA 8.5+   Index narrow,
                                                 Index widen, pays    receives the spread
                                     1,750,000   the spread change*   change*                  11/1/08         (94,168)

                                                 If credit            If credit spreads
                                                 spreads as           as represented by
                                                 represented by the   the Lehman Brothers
                                                 Lehman Brothers      U.S. CMBS AAA 8.5+
                                                 U.S. CMBS AAA 8.5+   Index narrow,
                                                 Index widen, pays    receives the spread
                                     6,630,000   the spread change*   change*                   2/1/09        (361,818)


                       19 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                 If credit
                                                 spreads as
                                                 represented by the   If credit spreads
                                                 Banc of America      as represented by
                                                 Securities LLC AAA   the Banc of America
                                                 10 yr CMBS Daily     Securities LLC AAA
                                                 Index widen, pays    10 yr CMBS Daily
                                                 the spread change    Index narrow,
                                                 minus 660 basis      receives the spread
                                    36,590,000   points*              change*                  3/31/09      (1,118,601)
                                                                                                           -----------
                                                                                                            (2,502,879)
Morgan Stanley:
                                                 If credit
                                                 spreads as           If credit spreads
                                                 represented by the   as represented by
                                                 Lehman Brothers      the Lehman Brothers
                                                 U.S. CMBS AAA        U.S. CMBS AAA Index
                                                 Index widen, pays    narrow, receives
                                     7,300,000   the spread change*   the spread change*        2/1/09        (203,364)

                                                 If credit
                                                 spreads as           If credit spreads
                                                 represented by the   as represented by
                                                 Lehman Brothers      the Lehman Brothers
                                                 U.S. CMBS AAA        U.S. CMBS AAA Index
                                                 Index widen, pays    narrow, receives
                                    14,200,000   the spread change*   the spread change*        3/1/09        (396,300)

                                                 If credit
                                                 spreads as
                                                 represented by the   If credit spreads
                                                 Lehman Brothers      as represented by
                                                 U.S. CMBS AAA 8.5+   the Lehman Brothers
                                                 Index widen, pays    U.S. CMBS AAA 8.5+
                                                 the spread change    Index narrow,
                                                 plus 250 basis       receives the spread
                                     5,960,000   points*              change*                   3/1/09        (324,814)

                                                 If credit
                                                 spreads as
                                                 represented by the   If credit spreads
                                                 Lehman Brothers      as represented by
                                                 U.S. CMBS AAA 8.5+   the Lehman Brothers
                                                 Index widen, pays    U.S. CMBS AAA 8.5+
                                                 the spread change    Index narrow,
                                                 plus 350 basis       receives the spread
                                     5,860,000   points*              change*                   3/1/09        (317,017)

                                                 If credit
                                                 spreads as
                                                 represented by the   If credit spreads
                                                 Lehman Brothers      as represented by
                                                 U.S. CMBS AAA 8.5+   the Lehman Brothers
                                                 Index widen, pays    U.S. CMBS AAA 8.5+
                                                 the spread change    Index narrow,
                                                 minus 50 basis       receives the spread
                                    17,290,000   points*              change*                  12/1/08        (940,240)

                                                 If credit
                                                 spreads as
                                                 represented by the   If credit spreads
                                                 Lehman Brothers      as represented by
                                                 U.S. CMBS AAA 8.5+   the Lehman Brothers
                                                 Index widen, pays    U.S. CMBS AAA 8.5+
                                                 the spread change    Index narrow,
                                                 minus 65 basis       receives the spread
                                     4,420,000   points*              change*                  12/1/08        (240,602)

                                                 If credit
                                                 spreads as
                                                 represented by the   If credit spreads
                                                 Lehman Brothers      as represented by
                                                 U.S. CMBS AAA 8.5+   the Lehman Brothers
                                                 Index widen, pays    U.S. CMBS AAA 8.5+
                                                 the spread change    Index narrow,
                                                 minus 95 basis       receives the spread
                                     3,530,000   points*              change*                   2/1/09        (189,951)

                                                 If credit
                                                 spreads as
                                                 represented by the   If credit spreads
                                                 Lehman Brothers      as represented by
                                                 U.S. CMBS AAA 8.5+   the Lehman Brothers
                                                 Index widen, pays    U.S. CMBS AAA 8.5+
                                                 the spread change    Index narrow,
                                                 minus 95 basis       receives the spread
                                     3,530,000   points*              change*                   2/1/09        (191,998)

                                                 If credit
                                                 spreads as
                                                 represented by the   If credit spreads
                                                 Lehman Brothers      as represented by
                                                 U.S. CMBS AAA 8.5+   the Lehman Brothers
                                                 Index widen, pays    U.S. CMBS AAA 8.5+
                                                 the spread change    Index narrow,
                                                 minus 70 basis       receives the spread
                                     6,170,000   points*              change*                   2/1/09        (337,139)


                       20 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                 If credit
                                                 spreads as
                                                 represented by the   If credit spreads
                                                 Lehman Brothers      as represented by
                                                 U.S. CMBS AAA 8.5+   the Lehman Brothers
                                                 Index widen, pays    U.S. CMBS AAA 8.5+
                                                 the spread change    Index narrow,
                                                 minus 50 basis       receives the spread
                                     3,170,000   points*              change*                   2/1/09        (171,852)
                                                                                                           -----------
                                                                                                            (3,313,277)
                                                                                                           -----------
                                                                                                           $(5,816,156)
                                                                                                           ===========

* The CMBS Indexes are representative indexes of segments of the commercial mortgage backed securities market. These indexes are measured by movements in the credit spreads of the underlying holdings. As the credit market perceives an improvement in the credit quality of an Index's underlying holdings and reduced probability of default, the spread of an index narrows. As the credit market perceives a decrease in credit quality and an increased probability of default on an Index's underlying holdings, the spread widens.

Abbreviation is as follows:

CMBS  Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.


                       21 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities      $109,473,929
Sold securities              6,145,960

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may


                       22 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2008, securities with an aggregate market value of $36,000 , representing 0.01% of the Fund's net assets, were in default.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semainnual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As


                       23 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports and as a component of unrealized gain or loss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee, similar to an insurance premium, to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.


                       24 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

As of September 30, 2008, the Fund had no outstanding interest rate swap agreements.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Risks of total return swaps include credit, market and liquidity risk.

ILLIQUID SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of September 30, 2008, the Fund had on loan securities valued at $256,559. Collateral of $290,883 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 501,862,686
Federal tax cost of other investments    (118,712,476)
                                        -------------
Total federal tax cost                  $ 383,150,210
                                        =============
Gross unrealized appreciation           $   5,296,210
Gross unrealized depreciation             (70,183,980)
                                        -------------
Net unrealized depreciation             $ (64,887,770)
                                        =============


                       25 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
COMMON STOCKS--99.4%

CONSUMER DISCRETIONARY--16.2%

AUTO COMPONENTS--0.8%

American Axle & Manufacturing Holdings, Inc.(1)           103,900   $       556,904
Amerigon, Inc.(1, 2)                                        2,900            19,082
ArvinMeritor, Inc.                                         12,400           161,696
ATC Technology Corp.(2)                                    24,700           586,378
Autoliv, Inc.                                              27,200           918,000
Cooper Tire & Rubber Co.(1)                                45,600           392,160
Drew Industries, Inc.(1, 2)                                12,000           205,320
Exide Technologies(2)                                      25,100           185,238
Fuel Systems Solutions, Inc.(2)                               579            19,947
Hayes Lemmerz International, Inc.(2)                        2,900             7,917
Lear Corp.(1, 2)                                          123,200         1,293,600
Modine Manufacturing Co.                                    2,700            39,096
Shiloh Industries, Inc.                                     2,800            23,660
Stoneridge, Inc.(2)                                        39,487           444,229
Superior Industries International, Inc.(1)                 23,200           444,512
Tenneco, Inc.(1, 2)                                        52,900           562,327
TRW Automotive Holdings Corp.(2)                           67,500         1,073,925
Visteon Corp.(2)                                           15,800            36,656
                                                                    ---------------
                                                                          6,970,647
AUTOMOBILES--0.2%
Thor Industries, Inc.(1)                                   62,900         1,561,178
Winnebago Industries, Inc.                                  5,000            64,600
                                                                    ---------------
                                                                          1,625,778
DISTRIBUTORS--0.1%
Core-Mark Holding Co., Inc.(2)                              3,300            82,467
Genuine Parts Co.                                           2,900           116,609
LKQ Corp.(2)                                               33,900           575,283
                                                                    ---------------
                                                                            774,359
DIVERSIFIED CONSUMER SERVICES--0.6%
Career Education Corp.(2)                                  10,700           174,945
Coinstar, Inc.(2)                                          23,200           742,400
Corinthian Colleges, Inc.(2)                               14,300           214,500
Hillenbrand, Inc.                                           7,800           157,248
K12, Inc.(2)                                                2,280            60,420
Learning Tree International, Inc.(2)                          100             1,245
Matthews International Corp., Cl. A                        10,690           542,411
Noah Education Holdings Ltd., ADR(1, 2)                    20,400            71,808
Pre-Paid Legal Services, Inc.(2)                              800            33,008
Regis Corp.                                                39,800         1,094,500
Service Corp. International                                64,300           537,548
Steiner Leisure Ltd.(2)                                     8,700           299,106
Stewart Enterprises, Inc.(1)                               97,400           765,564


                   1 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
DIVERSIFIED CONSUMER SERVICES CONTINUED
Strayer Education, Inc.                                       700   $       140,182
thinkorswim Group, Inc.(2)                                 12,000            99,960
Universal Technical Institute, Inc.(1, 2)                   2,500            42,650
                                                                    ---------------
                                                                          4,977,495
HOTELS, RESTAURANTS & LEISURE--1.7%
AFC Enterprises, Inc.(2)                                    5,400            39,204
Bob Evans Farms, Inc.(1)                                   79,014         2,156,292
Boyd Gaming Corp.                                          13,600           127,296
Brinker International, Inc.                               143,400         2,565,426
Buffalo Wild Wings, Inc.(1, 2)                             17,500           704,200
California Pizza Kitchen, Inc.(2)                          13,900           178,893
CBRL Group, Inc.                                           27,150           714,045
CEC Entertainment, Inc.(2)                                 53,370         1,771,884
Churchill Downs, Inc.                                       2,500           122,450
CKE Restaurants, Inc.                                      71,300           755,780
Denny's Corp.(2)                                          160,000           412,800
DineEquity, Inc.(1)                                         4,700            79,242
International Speedway Corp.                               31,700         1,233,447
Interval Leisure Group, Inc.(2)                             8,320            86,528
Jack in the Box, Inc.(2)                                   52,300         1,103,530
Krispy Kreme Doughnuts, Inc.(1, 2)                         46,400           153,120
Marcus Corp. (The)                                         19,100           307,128
O'Charley's, Inc.                                           5,600            49,000
Papa John's International, Inc.(1, 2)                      11,933           324,100
Peet's Coffee & Tea, Inc.(1, 2)                             3,900           108,888
Red Robin Gourmet Burgers, Inc.(2)                          3,000            80,400
Riviera Holdings Corp.(2)                                     700             5,145
Ruby Tuesday, Inc.(2)                                       8,000            46,320
Speedway Motorsports, Inc.                                 24,779           482,695
Steak n Shake Co. (The)(2)                                  2,000            17,360
Town Sports International Holdings, Inc.(2)                 9,300            56,730
Wyndham Worldwide Corp.                                    56,000           879,760
                                                                    ---------------
                                                                         14,561,663
HOUSEHOLD DURABLES--1.6%
American Greetings Corp., Cl. A                            82,300         1,258,367
Beazer Homes USA, Inc.(2)                                  24,700           147,706
Blyth, Inc.                                                56,580           641,617
Cavco Industries, Inc.(2)                                   3,300           119,295
Centex Corp.                                               33,000           534,600
Champion Enterprises, Inc.(1, 2)                          119,600           663,780
CSS Industries, Inc.(1)                                    12,150           312,741
Ethan Allen Interiors, Inc.(1)                             33,700           944,274
Furniture Brands International, Inc.(1)                    57,200           601,744
Helen of Troy Ltd.(1, 2)                                   38,510           876,873
Hooker Furniture Corp.                                     21,210           376,478


                   2 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------

HOUSEHOLD DURABLES CONTINUED
Hovnanian Enterprises, Inc., Cl. A(2)                      44,200   $       353,158
KB Home                                                     6,100           120,048
La-Z-Boy, Inc.(1)                                          62,749           584,821
Lennar Corp., Cl. A(1)                                    110,200         1,673,938
M/I Homes, Inc.                                            13,536           308,350
Meritage Homes Corp.(2)                                    10,500           259,350
National Presto Industries, Inc.                            7,900           588,550
NVR, Inc.(2)                                                  300           171,600
Pulte Homes, Inc.                                          14,700           205,359
Ryland Group, Inc. (The)(1)                                67,400         1,787,448
Sealy Corp.(1)                                             33,500           216,410
Snap-On, Inc.                                              17,700           932,082
Tempur-Pedic International, Inc.(1)                         5,600            65,856
Tupperware Brands Corp.                                     7,800           215,514
Universal Electronics, Inc.(2)                                300             7,494
                                                                    ---------------
                                                                         13,967,453
INTERNET & CATALOG RETAIL--0.6%
1-800-FLOWERS.com, Inc.(2)                                 60,900           366,618
Expedia, Inc.(2)                                            9,700           146,567
Gaiam, Inc.(1, 2)                                           8,400            89,040
HSN, Inc.(2)                                                8,320            91,603
Liberty Media Corp.-Interactive, Series A(2)               40,700           525,437
NetFlix.com, Inc.(1, 2)                                    86,700         2,677,296
NutriSystem, Inc.(1)                                        7,500           132,900
Orbitz Worldwide, Inc.(2)                                   3,200            18,784
Overstock.com, Inc.(1, 2)                                   6,800           134,708
PetMed Express, Inc.(2)                                    32,000           502,400
Priceline.com, Inc.(1, 2)                                   5,600           383,208
Stamps.com, Inc.(2)                                        24,930           290,933
Ticketmaster(2)                                             8,320            89,274
                                                                    ---------------
                                                                          5,448,768
LEISURE EQUIPMENT & PRODUCTS--1.0%
Brunswick Corp.(1)                                         84,200         1,076,918
Callaway Golf Co.                                         169,000         2,377,830
Hasbro, Inc.                                               22,800           791,616
JAKKS Pacific, Inc.(1, 2)                                  48,500         1,208,135
Leapfrog Enterprises, Inc.(1, 2)                           69,000           728,640
Polaris Industries, Inc.(1)                                45,400         2,065,246
Pool Corp.(1)                                              14,100           328,953
RC2 Corp.(2)                                                6,500           130,000
Steinway Musical Instruments, Inc.(2)                       8,760           248,083
                                                                    ---------------
                                                                          8,955,421
MEDIA--1.1%
Belo Corp., Cl. A                                          84,600           504,216


                   3 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
MEDIA CONTINUED
Cablevision Systems Corp. New York Group, Cl. A            19,800   $       498,168
Charter Communications, Inc., Cl. A(1, 2)                 247,100           180,383
Cox Radio, Inc., Cl. A(1, 2)                               34,700           366,432
CTC Media, Inc.(2)                                          3,900            58,500
Cumulus Media, Inc., Cl. A(1, 2)                           24,100           102,666
DreamWorks Animation SKG, Inc., Cl. A(2)                   24,700           776,815
Entercom Communications Corp.                               4,000            20,080
Entravision Communications Corp.(2)                       130,400           350,776
EW Scripps Co. (The), Cl. A(1)                             61,100           431,977
Fisher Communications, Inc.                                   200             7,880
Gannett Co., Inc.                                           9,100           153,881
Global Sources Ltd.(1, 2)                                  53,800           541,766
Harte-Hanks, Inc.(1)                                       19,200           199,104
Journal Communications, Inc.                               15,400            75,152
Liberty Media Holding Corp.-Capital, Series A(2)            7,400            99,012
Lin TV Corp., Cl. A(2)                                     14,300            73,788
Marvel Entertainment, Inc.(2)                              10,500           358,470
McClatchy Co., Cl. A(1)                                    24,900           109,560
Media General, Inc., Cl. A(1)                              12,000           149,160
Mediacom Communications Corp.(2)                           14,900            88,208
Meredith Corp.(1)                                          52,400         1,469,296
National CineMedia, Inc.                                   24,700           272,935
Scholastic Corp.                                           70,100         1,800,168
Sinclair Broadcast Group, Inc., Cl. A(1)                   91,899           463,171
Warner Music Group Corp.(1)                                24,300           184,680
                                                                    ---------------
                                                                          9,336,244
MULTILINE RETAIL--1.0%
Big Lots, Inc.(1, 2)                                      111,500         3,103,045
Dillard's, Inc., Cl. A(1)                                  57,800           682,040
Dollar Tree, Inc.(2)                                       57,600         2,094,336
Family Dollar Stores, Inc.                                 41,468           982,792
Fred's, Inc.(1)                                            60,398           858,860
Macy's, Inc.                                               22,300           400,954
Retail Ventures, Inc.(2)                                    2,500             9,750
                                                                    ---------------
                                                                          8,131,777
SPECIALTY RETAIL--5.5%
Aaron Rents, Inc.                                           5,000           135,350
Aeropostale, Inc.(1, 2)                                   107,100         3,438,981
America's Car-Mart, Inc.(1, 2)                             19,630           364,922
American Eagle Outfitters, Inc.                            12,000           183,000
Ann Taylor Stores Corp.(2)                                 64,200         1,325,088
Asbury Automotive Group, Inc.                              43,000           495,360
AutoNation, Inc.(1, 2)                                    168,100         1,889,444
Barnes & Noble, Inc.(1)                                    48,500         1,264,880


                   4 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
SPECIALTY RETAIL CONTINUED
bebe stores, inc                                           85,700   $       837,289
Blockbuster, Inc., Cl. A(2)                                45,600            93,480
Books-A-Million, Inc.                                       3,300            16,500
Borders Group, Inc.                                        17,700           116,112
Brown Shoe Co., Inc.(1)                                    70,275         1,151,105
Buckle, Inc. (The)(1)                                      54,000         2,999,160
Cato Corp., Cl. A                                          23,500           412,425
Charlotte Russe Holding, Inc.(2)                            3,000            30,750
Charming Shoppes, Inc.(2)                                  18,700            91,443
Children's Place Retail Stores, Inc.(1, 2)                 29,500           983,825
Christopher & Banks Corp.                                  24,000           184,080
Citi Trends, Inc.(2)                                       14,727           239,903
Conn's, Inc.(1, 2)                                         12,200           228,262
Dress Barn, Inc. (The)(1, 2)                              121,704         1,860,854
Finish Line, Inc. (The), Cl. A                            121,200         1,210,788
Foot Locker, Inc.                                         193,900         3,133,424
Genesco, Inc.(2)                                           23,000           770,040
Group 1 Automotive, Inc.(1)                                11,700           254,241
Gymboree Corp.(2)                                          35,400         1,256,700
Haverty Furniture Cos., Inc.(1)                            25,800           295,152
Hibbett Sports, Inc.(1, 2)                                 33,400           668,668
Hot Topic, Inc.(2)                                         48,500           320,585
Jo-Ann Stores, Inc.(1, 2)                                  52,617         1,103,905
Limited Brands, Inc.                                       51,800           897,176
Lumber Liquidators, Inc.(2)                                 3,700            46,472
Men's Wearhouse, Inc. (The)                                12,000           254,880
Monro Muffler Brake, Inc.                                   4,980           114,839
New York & Co., Inc.(2)                                    71,100           678,294
Office Depot, Inc.(2)                                     118,000           686,760
OfficeMax, Inc.                                            83,300           740,537
Pacific Sunwear of California, Inc.(2)                     21,700           146,041
Penske Automotive Group, Inc.(1)                          104,700         1,200,909
Pep Boys-Manny, Moe & Jack                                  8,100            50,058
Pier 1 Imports, Inc.(2)                                    16,900            69,797
RadioShack Corp.                                          176,100         3,043,008
Rent-A-Center, Inc.(2)                                    106,600         2,375,048
Ross Stores, Inc.                                          30,300         1,115,343
Sally Beauty Holdings, Inc.(1, 2)                         219,500         1,887,700
Sonic Automotive, Inc.(1)                                   9,500            80,370
Stage Stores, Inc.                                         37,600           513,616
Systemax, Inc.(1)                                          12,800           179,968
Talbots, Inc. (The)(1)                                     31,700           415,270
Tractor Supply Co.(1, 2)                                   58,005         2,439,110
Tween Brands, Inc.(2)                                       6,300            61,677
Wet Seal, Inc., Cl. A(2)                                  160,900           584,067


                   5 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
SPECIALTY RETAIL CONTINUED
Williams-Sonoma, Inc.(1)                                   93,000   $     1,504,740
Zale Corp.(1, 2)                                           25,700           642,500
                                                                    ---------------
                                                                         47,083,896
TEXTILES, APPAREL & LUXURY GOODS--2.0%
Carter's, Inc.(2)                                          55,400         1,093,042
Columbia Sportswear Co.(1)                                  8,300           348,268
Jones Apparel Group, Inc.                                 155,200         2,872,752
Kenneth Cole Productions, Inc., Cl. A                       3,100            45,570
Liz Claiborne, Inc.                                       179,563         2,950,220
Maidenform Brands, Inc.(2)                                 25,900           375,809
Movado Group, Inc.                                          2,500            55,875
Oxford Industries, Inc.                                     2,000            51,660
Perry Ellis International, Inc.(2)                         31,200           465,192
Phillips/Van Heusen Corp.                                  11,400           432,174
Quicksilver, Inc.(2)                                       20,900           119,966
Skechers USA, Inc., Cl. A(2)                               33,100           557,073
Steven Madden Ltd.(2)                                      17,200           426,216
Timberland Co., Cl. A(2)                                   17,200           298,764
True Religion Apparel, Inc.(1, 2)                          30,200           780,670
Unifi, Inc.(2)                                              4,600            22,264
UniFirst Corp.                                             16,954           730,548
Warnaco Group, Inc. (The)(2)                               63,900         2,894,031
Wolverine World Wide, Inc.(1)                              92,050         2,435,643
                                                                    ---------------
                                                                         16,955,737
CONSUMER STAPLES--3.0%
BEVERAGES--0.0%
Boston Beer Co., Inc., Cl. A(2)                             6,400           303,936
FOOD & STAPLES RETAILING--0.9%
Arden Group, Inc., Cl. A                                    1,505           219,158
BJ's Wholesale Club, Inc.(2)                                4,800           186,528
Casey's General Stores, Inc.                               51,000         1,538,670
Ingles Markets, Inc., Cl. A                                 8,000           182,640
Longs Drug Stores, Inc.                                    43,659         3,302,367
Nash Finch Co.(1)                                          24,600         1,060,752
Pantry, Inc. (The)(2)                                       4,700            99,593
Spartan Stores, Inc.                                       26,300           654,344
Weis Markets, Inc.                                            600            21,606
                                                                    ---------------
                                                                          7,265,658
FOOD PRODUCTS--0.8%
Agria Corp., ADR(2)                                         1,065             3,621
Chiquita Brands International, Inc.(1, 2)                 108,700         1,718,547
Darling International, Inc.(2)                            111,200         1,235,432
Del Monte Foods Co.                                       135,600         1,057,680
Diamond Foods, Inc.                                        26,800           751,204
Flowers Foods, Inc.                                        27,950           820,612


                   6 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
FOOD PRODUCTS CONTINUED
Fresh Del Monte Produce, Inc.(2)                           25,300   $       561,660
J&J Snack Foods Corp.                                       5,200           176,332
Omega Protein Corp.(2)                                     33,540           394,430
Pilgrim's Pride Corp.(1)                                   11,800            29,382
Ralcorp Holdings, Inc.(2)                                   3,000           202,230
Reddy Ice Holdings, Inc.                                    5,600            20,440
Sanderson Farms, Inc.                                       2,157            79,248
TreeHouse Foods, Inc.(2)                                    4,900           145,530
                                                                    ---------------
                                                                          7,196,348
HOUSEHOLD PRODUCTS--0.1%
Central Garden & Pet Co., Cl. A(2)                          2,700            16,065
WD-40 Co.                                                  16,386           588,749
                                                                    ---------------
                                                                            604,814
PERSONAL PRODUCTS--0.9%
American Oriental Bioengineering, Inc.(1, 2)              138,700           900,163
Chattem, Inc.(1, 2)                                        28,500         2,228,130
Elizabeth Arden, Inc.(2)                                   14,520           285,028
Herbalife Ltd.                                             13,200           521,664
Inter Parfums, Inc.                                        26,750           362,730
NBTY, Inc.(2)                                              75,000         2,214,000
Nu Skin Asia Pacific, Inc., Cl. A(1)                       65,100         1,055,922
Prestige Brands Holdings, Inc.(2)                          60,200           534,576
Revlon, Inc., Cl. A(2)                                      1,200            17,820
                                                                    ---------------
                                                                          8,120,033
TOBACCO--0.3%
Universal Corp.                                            50,900         2,498,681
ENERGY--5.8%
ENERGY EQUIPMENT & SERVICES--2.6%
Allis-Chalmers Energy, Inc.(2)                              9,100           115,115
Atwood Oceanics, Inc.(2)                                    2,700            98,280
Basic Energy Services, Inc.(1, 2)                           6,700           142,710
BJ Services Co.                                            27,000           516,510
Complete Production Services, Inc.(1, 2)                   15,000           301,950
Dawson Geophysical Co.(1, 2)                                5,100           238,119
Dresser-Rand Group, Inc.(2)                                 8,800           276,936
ENGlobal Corp.(1, 2)                                       34,100           452,507
ENSCO International, Inc.                                  31,465         1,813,328
FMC Technologies, Inc.(2)                                  11,500           535,325
Forbes Energy Services Ltd., Legend Shares(2, 3)          101,800           359,660
Grey Wolf, Inc.(2)                                        340,400         2,648,312
Gulf Island Fabrication, Inc.                              22,700           782,469
Gulfmark Offshore, Inc.(2)                                 35,600         1,597,728
Hornbeck Offshore Services, Inc.(1, 2)                     12,100           467,302
ION Geophysical Corp.(1, 2)                                39,400           559,086


                   7 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Key Energy Services, Inc.(2)                               65,600   $       760,960
Lufkin Industries, Inc.                                    18,600         1,475,910
Matrix Service Co.(2)                                       5,900           112,690
Nabors Industries Ltd.(2)                                  32,100           799,932
NATCO Group, Inc., Cl. A(1, 2)                              2,600           104,468
Natural Gas Services Group(2)                              17,800           310,966
Newpark Resources, Inc.(1, 2)                             114,397           835,098
North American Energy Partners, Inc.(2)                    13,800           143,106
Oil States International, Inc.(2)                          18,900           668,115
Parker Drilling Co.(2)                                     13,100           105,062
Patterson-UTI Energy, Inc.                                 61,000         1,221,220
Pioneer Drilling Co.(2)                                    57,500           764,750
Pride International, Inc.(2)                               17,900           530,019
Seacor Holdings, Inc.(1, 2)                                21,900         1,729,005
T-3 Energy Services, Inc.(2)                                  600            22,272
Technicoil Corp.(2)                                       126,700            69,050
Technicoil Corp., Legend Shares(2)                          7,100             3,869
Union Drilling, Inc.(2)                                    17,548           185,833
Unit Corp.(2)                                              22,100         1,101,022
Willbros Group, Inc.(2)                                     2,400            63,600
                                                                    ---------------
                                                                         21,912,284
OIL, GAS & CONSUMABLE FUELS--3.2%
Abraxas Petroleum Corp.(2)                                 14,700            38,367
Alberta Clipper Energy, Inc.(2)                             3,287             5,405
Alpha Natural Resources, Inc.(2)                           11,300           581,159
Arlington Tankers Ltd.(1)                                   9,300           143,034
Berry Petroleum Co., Cl. A                                 45,200         1,750,596
Bill Barrett Corp.(2)                                      40,800         1,310,088
BPZ Resources, Inc.(1, 2)                                  21,900           376,680
Brigham Exploration Co.(2)                                 61,000           670,390
Callon Petroleum Co.(2)                                    36,600           659,898
Cano Petroleum, Inc.(2)                                     6,700            15,477
Celtic Exploration Ltd., Legend Shares(2)                   2,800            37,044
Cimarex Energy Co.(1)                                      31,100         1,521,101
Comstock Resources, Inc.(2)                                10,300           515,515
Concho Resources, Inc.(2)                                  24,600           679,206
Continental Resources, Inc.(2)                              1,120            43,938
CVR Energy, Inc.(2)                                         3,500            29,820
Delek US Holdings, Inc.                                     6,700            62,109
Delphi Energy Corp., Legend Shares(2)                       3,700             5,910
Delta Petroleum Corp.(1, 2)                                21,100           286,538
Denbury Resources, Inc.(2)                                 38,100           725,424
Enbridge Energy Management LLC(2)                             408            17,083


                   8 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Energy Partners Ltd.(2)                                    36,332   $       314,998
EXCO Resources, Inc.(2)                                    13,400           218,688
Frontier Oil Corp.                                         21,000           386,820
Galleon Energy, Inc., Cl. A(2)                              5,050            44,462
Galleon Energy, Inc., Subscription Receipts,
   Legend Shares(2)                                        11,250            99,049
Gasco Energy, Inc.(1, 2)                                   95,100           173,082
General Maritime Corp.(1)                                  23,000           448,040
GeoResources, Inc.(2)                                       8,500            97,410
Great Plains Exploration, Inc.(2)                          32,360            19,764
Houston American Energy Corp.                               1,600            10,112
Jura Energy Corp., Legend Shares(2)                       110,300            35,238
Knightsbridge Tankers Ltd.(1)                              28,300           749,101
Mariner Energy, Inc.(2)                                    75,000         1,537,500
Massey Energy Co.                                          21,400           763,338
Meridian Resource Corp. (The)(2)                           46,000            84,640
Midnight Oil Exploration Ltd.(2)                           45,050            57,146
Noble Energy, Inc.                                          3,000           166,770
Nordic American Tanker Shipping Ltd.(1)                    23,100           740,586
Overseas Shipholding Group, Inc.                           13,100           763,861
Paramount Resources Ltd., Cl. A(2)                          4,500            47,992
Penn Virginia Corp.(1)                                      4,800           256,512
Petrohawk Energy Corp.(2)                                  31,900           689,997
PetroQuest Energy, Inc.(2)                                 19,200           294,720
Plains Exploration & Production Co.(2)                     22,600           794,616
Rentech, Inc.(1, 2)                                        12,100            16,093
Rosetta Resources, Inc.(2)                                 84,200         1,545,912
Ship Finance International Ltd.(1)                          3,400            73,304
Stone Energy Corp.(2)                                      57,984         2,454,463
Swift Energy Co.(2)                                        50,300         1,946,107
Teekay Tankers Ltd., Cl. A(1)                              25,100           424,943
Tristar Oil & Gas Ltd.(2)                                   4,800            69,999
Tusk Energy Corp.(2)                                       38,312            57,958
Tusk Energy Corp., Legend Shares(2, 4)                     21,300            32,223
Tusk Energy Corp., Legend Shares(2)                        77,900           117,847
VAALCO Energy, Inc.(2)                                    124,600           852,264
Venoco, Inc.(2)                                             7,400            96,200
VeraSun Energy Corp.(1, 2)                                 70,600           220,978
Vero Energy, Inc.(2)                                       22,282           154,932
W&T Offshore, Inc.                                         45,500         1,241,695
Warren Resources, Inc.(2)                                  25,100           250,498
Westmoreland Coal Co.(1, 2)                                 4,000            63,200
                                                                    ---------------
                                                                         27,887,840


                   9 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
FINANCIALS--16.1%
CAPITAL MARKETS--0.7%
E*TRADE Financial Corp.(2)                                136,500   $       382,200
GAMCO Investors, Inc., Cl. A                                4,640           275,152
Greenhill & Co., Inc.                                       2,000           147,500
Invesco Ltd.                                               13,900           291,622
KBW, Inc.(1, 2)                                            23,000           757,620
Knight Capital Group, Inc., Cl. A(1, 2)                    55,500           824,730
LaBranche & Co., Inc.(2)                                   65,200           293,400
Legg Mason, Inc.                                            9,600           365,376
NGP Capital Resources Co.(1)                                4,500            65,565
Penson Worldwide, Inc.(2)                                  22,000           305,140
Sanders Morris Harris Group, Inc.                             900             7,785
Stifel Financial Corp.(2)                                   8,150           406,685
SWS Group, Inc.                                            44,656           900,265
TD Ameritrade Holding Corp.(2)                             47,900           775,980
Tradestation Group, Inc.(2)                                 3,900            36,465
U.S. Global Investors, Inc., Cl. A                          1,200            12,060
                                                                    ---------------
                                                                          5,847,545
COMMERCIAL BANKS--4.0%
1st Source Corp.                                              400             9,400
BancFirst Corp.                                             5,400           260,982
Banco Latinoamericano de Exportaciones
   SA, Cl. E                                               12,500           180,250
Cathay Bancorp, Inc.                                        5,500           130,900
Central Pacific Financial Corp.                             9,200           154,652
Chemical Financial Corp.(1)                                17,700           551,178
Citizens Republic Bancorp, Inc.                            13,100            40,348
City Holding Co.                                           24,100         1,018,225
CoBiz Financial, Inc.                                       1,000            12,010
Colonial BancGroup, Inc. (The)                             47,000           369,420
Community Bank System, Inc.(1)                             49,500         1,244,925
Community Trust Bancorp, Inc.                              11,200           385,280
CVB Financial Corp.                                           200             2,780
East West Bancorp, Inc.                                    21,918           300,277
First Commonwealth Financial Corp.(1)                      44,400           598,068
First Community Bancshares, Inc.(1)                         4,700           176,344
First Financial Bancorp                                    15,300           223,380
First Horizon National Corp.(1)                           100,794           943,432
First Merchants Corp.                                      16,300           371,640
First Midwest Bancorp, Inc.(1)                             30,600           741,744
First Security Group, Inc.                                 14,800           108,336
FirstMerit Corp.                                           21,200           445,200
Frontier Financial Corp.(1)                                44,170           593,203
Hancock Holding Co.(1)                                     12,700           647,700
Hanmi Financial Corp.                                       2,900            14,645
Huntington Bancshares, Inc.(1)                             48,600           388,314
IBERIABANK Corp.                                            8,000           422,800


                   10 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
COMMERCIAL BANKS CONTINUED
Independent Bank Corp., Massachusetts                       4,600   $       143,382
International Bancshares Corp.                             38,800         1,047,600
MainSource Financial Group, Inc.(1)                         8,500           166,600
MB Financial, Inc.                                          1,800            59,526
National Penn Bancshares, Inc.(1)                         112,200         1,638,120
NBT Bancorp, Inc.(1)                                       29,600           885,632
Old National Bancorp(1)                                    79,490         1,591,390
Oriental Financial Group, Inc.(1)                          30,800           550,088
Pacific Capital Bancorp(1)                                 91,400         1,859,990
PacWest Bancorp                                             4,700           134,373
Park National Corp.(1)                                      7,500           585,000
Popular, Inc.(1)                                          176,400         1,462,356
Porter Bancorp, Inc.                                        2,400            42,696
Prosperity Bancshares, Inc.                                 7,200           244,728
Provident Bankshares Corp.                                 14,600           141,766
Regions Financial Corp.(1)                                 34,900           335,040
Renasant Corp.                                              4,000            86,840
Republic Bancorp, Inc., Cl. A                               4,500           136,440
S&T Bancorp, Inc.                                           7,500           276,225
Sandy Spring Bancorp, Inc.                                    700            15,470
Santander BanCorp                                           3,400            36,720
Simmons First National Corp.                                8,700           309,720
South Financial Group, Inc. (The)                          14,200           104,086
Southside Bancshares, Inc.                                  8,300           209,160
Sterling Bancorp                                           33,500           484,410
Susquehanna Bancshares, Inc.(1)                           128,400         2,506,368
SVB Financial Group(2)                                      7,600           440,192
TCF Financial Corp.(1)                                    118,600         2,134,800
Tompkins Financial Corp.(1)                                 8,530           430,765
Trustmark Corp.(1)                                          8,700           180,438
UMB Financial Corp.                                         4,300           225,836
Umpqua Holdings Corp.(1)                                    2,400            35,304
United Community Banks, Inc.                                2,500            33,150
Webster Financial Corp.                                    88,400         2,232,100
WesBanco, Inc.(1)                                          26,900           716,078
Westamerica Bancorp                                        15,200           874,456
Western Alliance Bancorp(2)                                 1,900            29,374
Whitney Holding Corp.(1)                                   29,600           717,800
Wintrust Financial Corp.                                   12,400           363,940
Zions Bancorp                                               7,400           286,380
                                                                    ---------------
                                                                         34,089,772
CONSUMER FINANCE--0.9%
Advance America Cash Advance Centers, Inc.                  3,500            10,465
Advanta Corp., Cl. B                                       36,550           300,807
AmeriCredit Corp.(1, 2)                                    96,200           974,506
Cash America International, Inc.                           57,882         2,086,067


                   11 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
CONSUMER FINANCE CONTINUED
Discover Financial Services                               101,900   $     1,408,258
EZCORP, Inc., Cl. A(2)                                     78,890         1,483,132
First Cash Financial Services, Inc.(2)                     26,200           393,000
First Marblehead Corp. (The)                               17,800            44,322
Nelnet, Inc., Cl. A                                         6,200            88,040
World Acceptance Corp.(1, 2)                               30,100         1,083,600
                                                                    ---------------
                                                                          7,872,197
DIVERSIFIED FINANCIAL SERVICES--0.3%
Asset Acceptance Capital Corp.(1, 2)                       23,100           243,474
Encore Capital Group, Inc.(1, 2)                            4,400            60,280
Financial Federal Corp.                                    41,230           944,992
Interactive Brokers Group, Inc., Cl. A(2)                   6,600           146,322
MarketAxess Holdings, Inc.(2)                               8,600            69,402
PHH Corp.(2)                                               58,000           770,820
Pico Holdings, Inc.(2)                                      1,000            35,910
Portfolio Recovery Associates, Inc.(1, 2)                   6,700           325,821
                                                                    ---------------
                                                                          2,597,021
INSURANCE--6.5%
Allied World Assurance Holdings Ltd.                       46,940         1,667,309
American Equity Investment Life Holding Co.                63,900           479,250
American Financial Group, Inc.                             32,300           952,850
American Physicians Capital, Inc.                          21,650           916,445
Amerisafe, Inc.(2)                                         39,300           715,260
AmTrust Financial Services, Inc.                           63,200           858,888
Arch Capital Group Ltd.(2)                                 11,200           817,936
Argo Group International Holdings Ltd.(2)                     990            36,482
Aspen Insurance Holdings Ltd.                             108,300         2,978,250
Assurant, Inc.                                             23,100         1,270,500
Axis Capital Holdings Ltd.                                 44,400         1,407,924
Berkley (W.R.) Corp.                                       51,800         1,219,890
Brown & Brown, Inc.(1)                                     31,800           687,516
Cincinnati Financial Corp.                                  4,900           139,356
CNA Financial Corp.                                        37,000           970,880
CNA Surety Corp.(2)                                        24,000           400,800
Conseco, Inc.(2)                                           95,900           337,568
Crawford & Co.(2)                                             700            10,640
Darwin Professional Underwriters, Inc.(2)                   7,600           236,436
Delphi Financial Group, Inc., Cl. A                        27,550           772,502
Donegal Group, Inc., Cl. A                                  1,066            19,327
eHealth, Inc.(2)                                            2,400            38,400
EMC Insurance Group, Inc.                                     500            14,740
Employers Holdings, Inc.                                   41,200           716,056
Endurance Specialty Holdings Ltd.                          70,400         2,176,768
Everest Re Group Ltd.                                       1,000            86,530
FBL Financial Group, Inc., Cl. A                           25,000           697,250
Fidelity National Title Group, Inc., Cl. A(1)              52,700           774,690


                   12 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
INSURANCE CONTINUED
First American Corp.                                       12,400   $       365,800
Flagstone Reinsurance Holdings Ltd.                         2,300            23,621
FPIC Insurance Group, Inc.(2)                              16,200           832,518
Genworth Financial, Inc., Cl. A                            82,600           711,186
Hallmark Financial Services, Inc.(1, 2)                     7,700            69,993
Hanover Insurance Group, Inc.                              13,500           614,520
Harleysville Group, Inc.                                   30,200         1,141,560
HCC Insurance Holdings, Inc.                               19,400           523,800
Hilb Rogal & Hobbs Co.                                      3,800           177,612
Horace Mann Educators Corp.                                14,400           185,328
Infinity Property & Casualty Corp.                         23,100           951,720
IPC Holdings Ltd.                                          80,700         2,437,947
LandAmerica Financial Group, Inc.                           5,100           123,675
Max Capital Group Ltd.(1)                                  99,500         2,311,385
Meadowbrook Insurance Group, Inc.                          19,707           139,131
Montpelier Re Holdings Ltd.                                41,400           683,514
National Financial Partners Corp.                          27,000           405,000
National Interstate Corp.(1)                               10,000           240,300
National Western Life Insurance Co., Cl. A                    600           145,242
Nationwide Financial Services, Inc., Cl. A                 13,900           685,687
Navigators Group, Inc. (The)(2)                            20,900         1,212,200
Odyssey Re Holdings Corp.(1)                               22,000           963,600
OneBeacon Insurance Group Ltd.                             17,480           369,702
Philadelphia Consolidated Holding Co.(2)                   31,700         1,856,669
Phoenix Cos., Inc. (The)(1)                                48,800           450,912
Platinum Underwriters Holdings Ltd.                        83,700         2,969,676
PMA Capital Corp., Cl. A(2)                                 8,500            74,970
Presidential Life Corp.                                     2,700            42,633
ProAssurance Corp.(1, 2)                                   44,200         2,475,200
Protective Life Corp.                                      28,200           803,982
Reinsurance Group of America, Inc.(1)                       4,000           216,000
RenaissanceRe Holdings Ltd.                                 9,400           488,800
RLI Corp.                                                  21,500         1,334,935
Safety Insurance Group, Inc.                               17,200           652,396
Seabright Insurance Holdings, Inc.(2)                      20,800           270,400
Selective Insurance Group, Inc.(1)                         57,272         1,312,674
StanCorp Financial Group, Inc.                             23,000         1,196,000
State Auto Financial Corp.                                  7,800           226,746
Transatlantic Holdings, Inc.                                7,500           407,625
United America Indemnity Ltd., Cl. A(2)                    28,606           407,063
United Fire & Casualty Co.                                  2,400            68,616
Unitrin, Inc.                                              23,900           596,066
UnumProvident Corp.                                        80,000         2,008,000
Validus Holdings Ltd.                                       1,400            32,550
Zenith National Insurance Corp.                            23,996           879,213
                                                                    ---------------
                                                                         55,486,610


                   13 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
REAL ESTATE INVESTMENT TRUSTS--3.1%
Acadia Realty Trust                                         2,500   $        63,200
Agree Realty Corp.(1)                                       9,400           268,840
Alexander's, Inc.(2)                                          300           120,000
Alexandria Real Estate Equities, Inc.                       6,700           753,750
American Campus Communities, Inc.                           1,800            60,984
Arbor Realty Trust, Inc.(1)                                 3,900            39,000
Ashford Hospitality Trust                                  49,600           200,880
Associated Estates Realty Corp.                             5,800            75,574
BioMed Realty Trust, Inc.                                  23,500           621,575
Brandywine Realty Trust                                    19,314           309,603
Capital Lease Funding, Inc.(1)                              4,700            37,271
CBL & Associates Properties, Inc.                          19,600           393,568
Cedar Shopping Centers, Inc.                               10,300           136,166
Corporate Office Properties Trust                          13,600           548,760
DCT Industrial Trust, Inc.                                  5,100            38,199
DiamondRock Hospitality Co.                                79,400           722,540
Digital Realty Trust, Inc.                                 29,800         1,408,050
EastGroup Properties, Inc.                                 10,400           504,816
Entertainment Properties Trust(1)                          19,000         1,039,680
Equity Lifestyle Properties, Inc.                           8,600           456,058
Equity One, Inc.(1)                                        15,400           315,546
Extra Space Storage, Inc.                                  18,100           278,016
FelCor Lodging Trust, Inc.                                 61,700           441,772
First Industrial Realty Trust, Inc.(1)                     35,400         1,015,272
Glimcher Realty Trust(1)                                    4,900            51,156
Gramercy Capital Corp.                                      6,200            16,058
Healthcare Realty Trust, Inc.                              16,000           466,400
Hersha Hospitality Trust                                   10,500            78,120
Highwoods Properties, Inc.                                 27,000           960,120
Home Properties of New York, Inc.(1)                       15,500           898,225
Inland Real Estate Corp.                                   45,700           717,033
Investors Real Estate Trust(1)                              1,900            21,261
Kite Realty Group Trust                                    10,100           111,100
LaSalle Hotel Properties                                   11,800           275,176
Lexington Realty Trust(1)                                  26,800           461,496
LTC Properties, Inc.                                       13,700           401,684
Medical Properties Trust, Inc.(1)                          20,400           231,540
Mid-America Apartment Communities, Inc.(1)                 11,600           570,024
National Health Investors, Inc.                             5,800           198,244
National Retail Properties, Inc.(1)                        36,900           883,755
Nationwide Health Properties, Inc.                         58,100         2,090,438
Omega Healthcare Investors, Inc.                           47,000           924,020
Parkway Properties, Inc.                                    9,700           367,242
Pennsylvania Real Estate Investment Trust                  24,100           454,285
Post Properties, Inc.                                       1,800            50,346
Potlatch Corp.                                              8,500           394,315
PS Business Parks, Inc.                                     6,900           397,440
Ramco-Gershenson Properties Trust                           7,900           177,118


                   14 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
Realty Income Corp.(1)                                     42,200   $     1,080,320
Saul Centers, Inc.                                          4,600           232,484
Senior Housing Properties Trust                            51,600         1,229,628
Sovran Self Storage, Inc.                                   8,200           366,458
Strategic Hotels & Resorts, Inc.                           40,800           308,040
Sunstone Hotel Investors, Inc.                             19,979           269,717
Tanger Factory Outlet Centers, Inc.(1)                     23,900         1,046,581
Taubman Centers, Inc.                                      11,000           550,000
Universal Health Realty Income Trust                          500            19,450
Urstadt Biddle Properties, Inc., Cl. A                      1,200            22,500
Washington Real Estate Investment Trust(1)                 18,100           663,003
                                                                    ---------------
                                                                         26,833,897
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Avatar Holdings, Inc.(2)                                      300             9,900
Forestar Real Estate Group, Inc.(2)                         2,500            36,875
                                                                    ---------------
                                                                             46,775
THRIFTS & MORTGAGE FINANCE--0.6%
Anchor BanCorp Wisconsin, Inc.(1)                          10,900            80,115
Bank Mutual Corp.                                          32,400           367,740
BankFinancial Corp.                                         1,100            16,148
Brookline Bancorp, Inc.                                    33,400           427,186
Dime Community Bancshares, Inc.                            47,500           722,950
Encore Bancshares, Inc.(2)                                  8,400           151,200
First Niagara Financial Group, Inc.                        10,400           163,800
First Place Financial Corp.                                 3,200            41,120
Flagstar Bancorp, Inc.                                      4,900            14,602
Flushing Financial Corp.                                   26,200           458,500
Hudson City Bancorp, Inc.                                  25,500           470,475
NewAlliance Bancshares, Inc.                               16,500           247,995
Northwest Bancorp, Inc.                                     1,700            46,818
OceanFirst Financial Corp.                                  4,100            74,292
Ocwen Financial Corp.(1, 2)                                16,400           132,020
PMI Group, Inc. (The)                                      64,100           189,095
Provident Financial Services, Inc.                         63,500         1,048,385
Provident New York Bancorp                                 33,400           441,548
TierOne Corp.                                               8,300            42,579
Tree.com, Inc.(2)                                           1,386             6,681
Trustco Bank Corp. NY                                      27,300           319,683
WSFS Financial Corp.                                        4,100           246,000
                                                                    ---------------
                                                                          5,708,932
HEALTH CARE--8.7%
BIOTECHNOLOGY--1.4%
Acorda Therapeutics, Inc.(1, 2)                             8,500           202,725
Alexion Pharmaceuticals, Inc.(2)                           18,800           738,840
Allos Therapeutics, Inc.(2)                                32,570           241,344
Alnylam Pharmaceuticals, Inc.(1, 2)                        34,800         1,007,460


                   15 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
BIOTECHNOLOGY CONTINUED
AVANT Immunotherapeutics, Inc.(1, 2)                        9,675   $       112,520
Celera Corp.(2)                                             3,100            47,895
Cubist Pharmaceuticals, Inc.(2)                            89,800         1,996,254
CV Therapeutics, Inc.(2)                                   46,100           497,880
Dendreon Corp.(1, 2)                                       47,700           272,367
Emergent Biosolutions, Inc.(2)                             30,910           404,612
Enzon Pharmaceuticals, Inc.(1, 2)                          65,900           486,342
Geron Corp.(2)                                              4,800            18,960
GTx, Inc.(1, 2)                                            11,200           213,024
Halozyme Therapeutics, Inc.(2)                              4,400            32,296
Human Genome Sciences, Inc.(2)                             18,200           115,570
Ligand Pharmaceuticals, Inc., Cl. B(2)                      2,600             7,670
MannKind Corp.(2)                                           3,200            12,352
Martek Biosciences Corp.(1)                                77,919         2,448,215
Medarex, Inc.(2)                                            7,300            47,231
Momenta Pharmaceuticals, Inc.(2)                           42,400           555,864
Myriad Genetics, Inc.(1, 2)                                 4,800           311,424
Nabi Biopharmaceuticals, Inc.(2)                            2,200            10,252
Onyx Pharmaceuticals, Inc.(2)                               3,100           112,158
OSI Pharmaceuticals, Inc.(2)                                6,100           300,669
PDL BioPharma, Inc.                                        45,400           422,674
Progenics Pharmaceuticals, Inc.(2)                          3,500            46,585
Rigel Pharmaceuticals, Inc.(2)                             10,300           240,505
RXi Pharmaceuticals Corp.(1, 2)                             4,285            34,966
Savient Pharmaceuticals, Inc.(1, 2)                        19,400           289,254
Seattle Genetics, Inc.(2)                                   5,500            58,850
United Therapeutics Corp.(1, 2)                             5,300           557,401
ZymoGenetics, Inc.(1, 2)                                    5,400            35,964
                                                                    ---------------
                                                                         11,880,123
HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
Abaxis, Inc.(1, 2)                                          7,690           151,493
Align Technology, Inc.(1, 2)                                8,200            88,806
American Medical Systems Holdings, Inc.(2)                 25,900           459,984
Analogic Corp.(1)                                          33,000         1,642,080
AngioDynamics, Inc.(2)                                     12,000           189,600
ConMed Corp.(2)                                            36,000         1,152,000
CryoLife, Inc.(1, 2)                                       41,900           549,728
Cyberonics, Inc.(1, 2)                                     41,503           705,551
Datascope Corp.                                            14,200           733,146
Exactech, Inc.(2)                                          10,800           240,192
Hill-Rom Holdings, Inc.(1)                                 42,000         1,273,020
Invacare Corp.(1)                                          27,000           651,780
IRIS International, Inc.(2)                                 8,400           150,360


                   16 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Kensey Nash Corp.(2)                                       25,600   $       805,376
Masimo Corp.(2)                                             9,700           360,840
Merit Medical Systems, Inc.(2)                             41,300           775,201
Natus Medical, Inc.(1, 2)                                  26,400           598,224
Neogen Corp.(2)                                             1,810            51,006
NuVasive, Inc.(1, 2)                                        9,104           449,100
Quidel Corp.(1, 2)                                         43,600           715,476
Sirona Dental Systems, Inc.(1, 2)                          18,900           439,992
Somanetics Corp.(2)                                        17,600           384,912
SonoSite, Inc.(1, 2)                                       14,117           443,274
Spectranetics Corp. (The)(2)                                1,800             8,334
Steris Corp.                                               73,000         2,743,340
Symmetry Medical, Inc.(2)                                  13,600           252,416
Synovis Life Technologies, Inc.(2)                         14,800           278,536
Teleflex, Inc.                                                300            19,047
Vital Signs, Inc.                                           2,210           163,319
VNUS Medical Technologies, Inc.(2)                         15,160           317,299
Zoll Medical Corp.(2)                                      31,300         1,024,136
                                                                    ---------------
                                                                         17,817,568
HEALTH CARE PROVIDERS & SERVICES--3.3%
Alliance Imaging, Inc.(2)                                  41,300           424,151
Almost Family, Inc.(1, 2)                                   5,400           213,570
Amedisys, Inc.(1, 2)                                        9,100           442,897
AMERIGROUP Corp.(2)                                        58,100         1,466,444
AMN Healthcare Services, Inc.(1, 2)                        35,200           618,464
AmSurg Corp.(2)                                             8,620           219,551
Apria Healthcare Group, Inc.(1, 2)                         47,800           871,872
Assisted Living Concepts, Inc.(2)                           8,600            54,782
Centene Corp.(2)                                           90,400         1,854,104
Chemed Corp.                                               37,360         1,534,002
Chindex International, Inc.(1, 2)                           4,850            52,671
CorVel Corp.(2)                                             5,700           163,077
Coventry Health Care, Inc.(2)                               3,100           100,905
Cross Country Healthcare, Inc.(2)                          17,300           281,817
Emergency Medical Services LP, Cl. A(1, 2)                 10,400           310,752
Gentiva Health Services, Inc.(2)                           18,100           487,614
Hanger Orthopedic Group, Inc.(2)                           44,400           774,780
Health Net, Inc.(2)                                         7,400           174,640
HealthExtras, Inc.(2)                                      17,848           466,190
Healthspring, Inc.(2)                                     126,200         2,670,392
Kindred Healthcare, Inc.(2)                                39,500         1,089,015
Landauer, Inc.                                             13,700           996,675
LHC Group, Inc.(2)                                          2,100            59,808


                   17 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
LifePoint Hospitals, Inc.(1, 2)                            86,000   $     2,764,040
Lincare Holdings, Inc.(1, 2)                               46,000         1,384,140
Magellan Health Services, Inc.(2)                           3,200           131,392
MedCath Corp.(2)                                            1,600            28,672
Molina Healthcare, Inc.(1, 2)                              41,900         1,298,900
National HealthCare Corp.                                     500            23,560
Odyssey Healthcare, Inc.(2)                                20,700           210,105
Omnicare, Inc.                                              2,200            63,294
Owens & Minor, Inc.                                        67,200         3,259,200
PharMerica Corp.(2)                                        41,700           937,833
Providence Service Corp.(2)                                 4,600            45,080
PSS World Medical, Inc.(1, 2)                              21,800           425,100
Psychiatric Solutions, Inc.(2)                              4,800           182,160
RehabCare Group, Inc.(2)                                   28,400           514,040
Res-Care, Inc.(2)                                          22,656           410,980
Skilled Healthcare Group, Inc., Cl. A(2)                    7,100           112,819
Sun Healthcare Group, Inc.(1, 2)                            7,692           112,765
Universal American Corp.(1, 2)                              7,567            92,242
WellCare Health Plans, Inc.(2)                             23,140           833,040
                                                                    ---------------
                                                                         28,157,535
HEALTH CARE TECHNOLOGY--0.1%
HLTH Corp.(2)                                               5,700            65,151
Phase Forward, Inc.(2)                                     24,500           512,295
                                                                    ---------------
                                                                            577,446
LIFE SCIENCES TOOLS & SERVICES--0.8%
Albany Molecular Research, Inc.(2)                         37,300           674,757
Bio-Rad Laboratories, Inc., Cl. A(2)                        2,600           257,712
Bruker Corp.(2)                                             5,400            71,982
Dionex Corp.(2)                                             8,040           510,942
Enzo Biochem, Inc.(1, 2)                                    2,300            25,254
eResearch Technology, Inc.(2)                              64,200           764,622
Illumina, Inc.(2)                                           9,800           397,194
Life Sciences Research, Inc.(2)                             3,800           133,000
Luminex Corp.(2)                                           40,500         1,012,905
Medivation, Inc.(1, 2)                                      3,700            97,902
Nektar Therapeutics(2)                                     16,600            59,594
Parexel International Corp.(2)                             58,200         1,668,012
Sequenom, Inc.(1, 2)                                        8,600           228,932
Varian, Inc.(1, 2)                                         28,800         1,235,520
                                                                    ---------------
                                                                          7,138,328
PHARMACEUTICALS--1.0%
Adolor Corp.(2)                                            49,340           170,223
Auxilium Pharmaceuticals, Inc.(1, 2)                       11,500           372,600


                   18 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
PHARMACEUTICALS CONTINUED
BioMimetic Therapeutics, Inc.(2)                            4,400   $        48,664
CPEX Pharmaceuticals, Inc.(2)                                 350             6,563
Durect Corp.(2)                                             4,198            23,509
Endo Pharmaceuticals Holdings, Inc.(2)                     47,300           946,000
K-V Pharmaceutical Co., Cl. A(1, 2)                        12,813           290,983
King Pharmaceuticals, Inc.(1, 2)                          211,300         2,024,254
Medicines Co. (The)(2)                                      6,000           139,320
Medicis Pharmaceutical Corp., Cl. A(1)                     47,400           706,734
MiddleBrook Pharmaceuticals, Inc.(1, 2)                    20,700            31,050
Noven Pharmaceuticals, Inc.(2)                             29,000           338,720
Pain Therapeutics, Inc.(1, 2)                              27,701           270,639
Par Pharmaceutical Cos., Inc.(2)                           12,800           157,312
Pozen, Inc.(1, 2)                                          16,500           173,415
Salix Pharmaceuticals Ltd.(2)                               3,900            24,999
Sepracor, Inc.(2)                                          60,500         1,107,755
Valeant Pharmaceuticals International,
   Inc.(1, 2)                                              11,854           242,651
ViroPharma, Inc.(2)                                         4,900            64,288
Vivus, Inc.(1, 2)                                          29,900           237,406
Warner Chilcott Ltd., Cl. A(2)                             23,300           352,296
Watson Pharmaceuticals, Inc.(2)                            38,300         1,091,550
Xenoport, Inc.(2)                                           3,600           174,564
                                                                    ---------------
                                                                          8,995,495
INDUSTRIALS--19.9%

AEROSPACE & DEFENSE--1.9%
Aerovironment, Inc.(2)                                     17,668           564,493
American Science & Engineering, Inc.(1)                     6,800           406,164
Argon ST, Inc.(2)                                          12,500           293,625
Astronics Corp., Cl. B(2)                                     650            14,333
Axsys Technologies, Inc.(2)                                17,613         1,038,110
Ceradyne, Inc.(2)                                          46,740         1,713,488
Cubic Corp.                                                38,930           957,289
Curtiss-Wright Corp.                                        2,734           124,260
DRS Technologies, Inc.(1)                                  45,600         3,499,800
Ducommun, Inc.                                             13,600           324,768
DynCorp International, Inc., Cl. A(2)                      68,900         1,154,764
Esterline Technologies Corp.(2)                            47,500         1,880,525
Gencorp, Inc.(1, 2)                                        27,100           182,654
HEICO Corp.(1)                                             11,600           380,712
Herley Industries, Inc.(2)                                    500             8,550
Orbital Sciences Corp.(2)                                  16,500           395,505
Stanley, Inc.(2)                                           17,100           631,161
Teledyne Technologies, Inc.(2)                             24,200         1,383,272


                   19 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
AEROSPACE & DEFENSE CONTINUED
Triumph Group, Inc.                                        22,600   $     1,033,046
                                                                    ---------------
                                                                         15,986,519
AIR FREIGHT & LOGISTICS--0.6%
Air Transport Services Group, Inc.(2)                      11,500             8,510
Atlas Air Worldwide Holdings, Inc.(2)                      19,300           777,983
Hub Group, Inc., Cl. A(1, 2)                               60,844         2,290,777
Pacer International, Inc.                                  80,200         1,320,894
UTi Worldwide, Inc.                                        23,700           403,374
                                                                    ---------------
                                                                          4,801,538
AIRLINES--0.4%
Continental Airlines, Inc., Cl. B(2)                       24,400           406,992
Hawaiian Holdings, Inc.(1, 2)                              85,000           788,800
Republic Airways Holdings, Inc.(2)                         68,900           702,091
SkyWest, Inc.                                              94,200         1,505,316
                                                                    ---------------
                                                                          3,403,199
BUILDING PRODUCTS--1.0%
Aaon, Inc.                                                 21,600           392,904
American Woodmark Corp.(1)                                  3,800            85,310
Ameron International Corp.                                  9,314           667,348
Apogee Enterprises, Inc.(1)                                20,700           311,121
Armstrong World Industries, Inc.                           10,100           291,890
Gibraltar Industries, Inc.                                 19,000           355,490
Griffon Corp.(1, 2)                                         6,632            59,821
Insteel Industries, Inc.(1)                                26,200           356,058
Lennox International, Inc.                                 73,200         2,435,364
NCI Building Systems, Inc.(1, 2)                           48,200         1,530,350
Owens Corning, Inc.(2)                                      1,000            23,910
Quanex Building Products Corp.                             64,723           986,379
Trex Co., Inc.(2)                                           3,000            54,330
Universal Forest Products, Inc.(1)                         18,600           649,326
                                                                    ---------------
                                                                          8,199,601
COMMERCIAL SERVICES & SUPPLIES--5.4%
ABM Industries, Inc.                                       14,968           326,901
Acco Brands Corp.(2)                                        5,100            38,454
Administaff, Inc.                                          57,800         1,573,316
American Ecology Corp.                                     30,600           846,702
American Reprographics Co.(1, 2)                           29,500           508,875
AMREP Corp.(2)                                              1,300            55,133
Bowne & Co., Inc.                                          41,800           482,790
Casella Waste Systems, Inc., Cl. A(2)                      10,675           125,325
CBIZ, Inc.(2)                                              87,900           742,755
CDI Corp.(1)                                               29,187           651,746
Clean Harbors, Inc.(2)                                     30,500         2,060,275
Comfort Systems USA, Inc.                                  81,400         1,087,504
COMSYS IT Partners, Inc.(2)                                 9,900            96,228


                   20 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Consolidated Graphics, Inc.(2)                             20,200   $       612,666
Copart, Inc.(2)                                             2,700           102,600
Cornell Corrections, Inc.(1, 2)                            25,500           693,090
Corporate Executive Board Co. (The)                         1,900            59,375
CoStar Group, Inc.(2)                                         600            27,234
Courier Corp.                                                 400             8,144
CRA International, Inc.(1, 2)                              11,100           305,028
Deluxe Corp.                                               96,600         1,390,074
Ennis, Inc.                                                17,700           273,642
Exponent, Inc.(2)                                          33,780         1,117,780
First Advantage Corp., Cl. A(2)                             5,900            82,895
G&K Services, Inc., Cl. A                                  18,200           601,510
Healthcare Services Group, Inc.                             7,800           142,662
Heidrick & Struggles International, Inc.                    7,300           220,095
Hill International, Inc.(2)                                40,000           554,000
HNI Corp.(1)                                               46,300         1,173,242
Hudson Highland Group, Inc.(2)                             29,000           201,550
ICF International, Inc.(2)                                 17,200           339,700
Ikon Office Solutions, Inc.                               118,975         2,023,765
Interface, Inc., Cl. A                                     93,600         1,064,232
Kelly Services, Inc., Cl. A                                27,799           529,571
Kforce, Inc.(2)                                             1,200            12,252
Kimball International, Inc., Cl. B                         18,600           200,880
Knoll, Inc.                                                83,700         1,265,544
Korn-Ferry International(1, 2)                             78,700         1,402,434
M&F Worldwide Corp.(2)                                        900            36,000
Manpower, Inc.                                             20,900           902,044
McGrath Rentcorp                                           12,500           360,250
Metalico, Inc.(1, 2)                                       39,000           230,100
Miller (Herman), Inc.(1)                                  110,500         2,703,935
Mine Safety Appliances Co.(1)                              26,570         1,012,848
Monster Worldwide, Inc.(2)                                 34,640           516,482
MPS Group, Inc.(2)                                        190,000         1,915,200
Navigant Consulting, Inc.(1, 2)                            16,300           324,207
On Assignment, Inc.(2)                                     18,800           148,144
PRG-Schultz International, Inc.(2)                          1,300            11,648
R.R. Donnelley & Sons Co.                                  30,100           738,353
Resources Connection, Inc.(2)                              71,200         1,604,136
Robert Half International, Inc.                            53,900         1,334,025
Rollins, Inc.                                              33,930           643,991
Schawk, Inc.                                               10,100           152,712
School Specialty, Inc.(1, 2)                               21,900           683,061
Spherion Corp.(2)                                          32,400           157,788
Standard Parking Corp.(2)                                   6,000           133,320
Standard Register Co. (The)                                28,324           278,991


                   21 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Steelcase, Inc., Cl. A                                    160,700   $     1,727,525
Sykes Enterprises, Inc.(2)                                 53,600         1,177,056
Team, Inc.(2)                                              18,334           662,224
Tetra Tech, Inc.(2)                                         1,800            43,308
TrueBlue, Inc.(2)                                          95,100         1,536,816
United Stationers, Inc.(2)                                 45,688         2,185,257
Viad Corp.                                                 43,300         1,246,607
Waste Connections, Inc.(2)                                 20,550           704,865
Waste Services, Inc.(2)                                       500             3,705
Watson Wyatt & Co. Holdings                                12,300           611,679
                                                                    ---------------
                                                                         46,786,246
CONSTRUCTION & ENGINEERING--1.0%
Aecom Technology Corp.(2)                                  21,200           518,128
Baker (Michael) Corp.(2)                                    7,700           267,960
Dycom Industries, Inc.(2)                                  53,200           692,664
EMCOR Group, Inc.(2)                                       71,500         1,881,880
Furmanite Corp.(2)                                          7,500            77,550
Granite Construction, Inc.                                 42,666         1,528,296
Insituform Technologies, Inc., Cl. A(1, 2)                 37,100           555,016
Integrated Electrical Services, Inc.(1, 2)                 11,200           196,672
KBR, Inc.                                                  13,000           198,510
Layne Christensen Co.(2)                                    3,870           137,114
MasTec, Inc.(1, 2)                                         71,700           952,893
Northwest Pipe Co.(1, 2)                                   14,400           628,128
Perini Corp.(2)                                            18,600           479,694
Pike Electric Corp.(2)                                     28,806           424,312
                                                                    ---------------
                                                                          8,538,817
ELECTRICAL EQUIPMENT--2.3%
Acuity Brands, Inc.(1)                                     64,100         2,676,816
Advanced Battery Technologies, Inc.(1, 2)                   7,300            23,579
AZZ, Inc.(1, 2)                                            22,800           943,236
Baldor Electric Co.(1)                                     42,090         1,212,613
Belden, Inc.                                               67,200         2,136,288
Brady Corp., Cl. A                                         44,900         1,584,072
C&D Technologies, Inc.(1, 2)                               19,500           110,760
Cooper Industries Ltd., Cl. A                               5,600           223,720
Day4 Energy, Inc., Legend Shares(2)                        82,300           296,179
Encore Wire Corp.(1)                                       35,100           635,661
Energy Conversion Devices, Inc.(2)                          1,800           104,850
Fushi Copperweld, Inc.(2)                                   2,200            21,318
GrafTech International Ltd.(2)                            135,200         2,042,872
Hubbell, Inc., Cl. B                                          300            10,515
II-VI, Inc.(2)                                             15,800           610,828
LSI Industries, Inc.                                       11,500            95,105


                   22 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
ELECTRICAL EQUIPMENT CONTINUED
Plug Power, Inc.(2)                                         3,900   $         3,861
Powell Industries, Inc.(2)                                 17,800           726,418
Regal-Beloit Corp.                                         38,900         1,654,028
Roper Industries, Inc.                                      1,200            68,352
Smith (A.O.) Corp.(1)                                      49,800         1,951,662
Thomas & Betts Corp.(2)                                     5,500           214,885
Valence Technology, Inc.(1, 2)                             50,200           173,190
Vicor Corp.                                                11,370           100,966
Woodward Governor Co.(1)                                   65,200         2,299,604
                                                                    ---------------
                                                                         19,921,378
INDUSTRIAL CONGLOMERATES--0.2%
Carlisle Cos., Inc.                                         9,800           293,706
Raven Industries, Inc.                                     19,500           767,325
Standex International Corp.                                   700            19,425
Tredegar Corp.                                             16,340           290,689
                                                                    ---------------
                                                                          1,371,145
MACHINERY--4.2%
Actuant Corp., Cl. A(1)                                    57,339         1,447,236
Altra Holdings, Inc.(2)                                    17,200           253,872
Ampco-Pittsburgh Corp.                                     19,100           494,690
Astec Industries, Inc.(1, 2)                               24,580           757,801
Badger Meter, Inc.(1)                                      26,320         1,235,724
Barnes Group, Inc.(1)                                      87,800         1,775,316
Blount International, Inc.(2)                              63,100           702,303
Briggs & Stratton Corp.                                    10,300           166,654
Cascade Corp.(1)                                            4,946           216,684
Chart Industries, Inc.(2)                                  28,600           816,816
CIRCOR International, Inc.                                 21,699           942,388
Columbus McKinnon Corp.(1, 2)                              30,670           722,892
Commercial Vehicle Group, Inc.(2)                           3,800            27,018
Cummins, Inc.                                              17,000           743,240
Dover Corp.                                                 9,100           369,005
EnPro Industries, Inc.(1, 2)                               52,100         1,936,036
Federal Signal Corp.                                       46,600           638,420
Gardner Denver, Inc.(2)                                    56,300         1,954,736
Gorman-Rupp Co. (The)(1)                                   29,143         1,099,274
Graham Corp.                                                6,300           340,830
Greenbrier Cos., Inc.                                       6,200           120,962
Hurco Cos., Inc.(1, 2)                                      5,376           158,968
IDEX Corp.                                                 20,800           645,216
Ingersoll-Rand Co. Ltd., Cl. A                             44,300         1,380,831
John Bean Technologies Corp.(1, 2)                          8,313           105,243
K-Tron International, Inc.(2)                                 500            64,415
Kadant, Inc.(2)                                            31,000           705,870
Kennametal, Inc.                                            5,300           143,736


                   23 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
MACHINERY CONTINUED
L.B. Foster Co., Cl. A(2)                                   5,800   $       176,436
Lincoln Electric Holdings, Inc.                            12,300           791,013
Lydall, Inc.(2)                                            16,800           161,784
McCoy Corp., Legend Shares(3)                              46,600           103,337
Mueller Industries, Inc.                                   76,200         1,753,362
Mueller Water Products, Inc., Cl. A(1)                     18,900           169,722
NACCO Industries, Inc., Cl. A                               1,300           122,876
Navistar International Corp.(2)                             9,500           514,710
NN, Inc.                                                   11,000           141,350
Nordson Corp.                                              28,300         1,389,813
Oshkosh Corp.                                              11,900           156,604
Pentair, Inc.                                               4,400           152,108
RBC Bearings, Inc.(2)                                      12,000           404,280
Robbins & Myers, Inc.                                      33,349         1,031,485
Sauer-Danfoss, Inc.                                         1,000            24,690
Sun Hydraulics Corp.(1)                                    27,850           725,214
Tecumseh Products Co., Cl. A(2)                            34,900           873,896
Tennant Co.                                                10,600           363,156
Thermadyne Holdings Corp.(2)                                  700            11,669
Timken Co.                                                 29,200           827,820
Titan International, Inc.(1)                               25,549           544,705
Toro Co. (The)(1)                                          65,900         2,721,670
TriMas Corp.(2)                                               600             3,936
Trinity Industries, Inc.                                    2,700            69,471
Twin Disc, Inc.                                             4,500            61,920
Wabash National Corp.                                      18,000           170,100
Wabtec Corp.(1)                                            37,600         1,926,248
Watts Water Technologies, Inc., Cl. A(1)                   35,500           970,925
Xerium Technologies, Inc.                                   7,200            46,368
                                                                    ---------------
                                                                         36,376,844
MARINE--0.3%
Alexander & Baldwin, Inc.                                  30,300         1,334,109
American Commercial Lines, Inc.(1, 2)                      20,900           222,376
Excel Maritime Carriers Ltd.(1)                            15,500           233,740
Safe Bulkers, Inc.(1)                                      54,200           590,780
Star Bulk Carriers Corp.(1)                                54,100           378,700
TBS International Ltd., Cl. A(2)                            5,500            74,030
Ultrapetrol Ltd. (Bahamas)(2)                               2,200            17,270
                                                                    ---------------
                                                                          2,851,005
ROAD & RAIL--1.2%
Amerco(1, 2)                                                4,100           171,913
Arkansas Best Corp.(1)                                     51,400         1,731,666
Avis Budget Group, Inc.(2)                                195,900         1,124,466
Celadon Group, Inc.(2)                                     10,800           123,876
Con-way, Inc.                                               1,361            60,034


                   24 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
ROAD & RAIL CONTINUED
Genesee & Wyoming, Inc., Cl. A(2)                          18,400   $       690,368
Heartland Express, Inc.(1)                                 36,000           558,720
Hertz Global Holdings, Inc.(1, 2)                          68,700           520,059
Marten Transport Ltd.(2)                                   21,800           425,318
Old Dominion Freight Line, Inc.(2)                         18,500           524,290
Ryder Systems, Inc.                                        14,100           874,200
Werner Enterprises, Inc.(1)                                75,300         1,634,763
YRC Worldwide, Inc.(1, 2)                                 126,100         1,508,156
                                                                    ---------------
                                                                          9,947,829
TRADING COMPANIES & DISTRIBUTORS--1.4%
Applied Industrial Technologies, Inc.                      83,375         2,245,289
Beacon Roofing Supply, Inc.(1, 2)                          47,400           740,388
BlueLinx Holdings, Inc.                                     2,500            13,225
DXP Enterprises, Inc.(2)                                    3,100           165,261
GATX Corp.                                                 35,100         1,388,907
H&E Equipment Services, Inc.(2)                             6,837            66,045
Houston Wire & Cable Co.(1)                                34,100           585,497
Interline Brands, Inc.(2)                                   2,100            34,041
Kaman Corp.                                                 2,100            59,808
MSC Industrial Direct Co., Inc., Cl. A                     14,300           658,801
RSC Holdings, Inc.(2)                                         400             4,544
Rush Enterprises, Inc., Cl. A(2)                           30,000           384,000
TAL International Group, Inc.                               9,311           193,855
Textainer Group Holdings Ltd.                               4,600            69,874
United Rentals, Inc.(1, 2)                                 98,943         1,507,891
W.W. Grainger, Inc.                                         1,700           147,849
Watsco, Inc.(1)                                            20,200         1,015,656
WESCO International, Inc.(2)                               78,400         2,522,912
                                                                    ---------------
                                                                         11,803,843
TRANSPORTATION INFRASTRUCTURE--0.0%
CAI International, Inc.(1, 2)                              34,500           381,570
INFORMATION TECHNOLOGY--20.1%
COMMUNICATIONS EQUIPMENT--2.7%
3Com Corp.(2)                                              20,300            47,299
Acme Packet, Inc.(2)                                        9,700            55,581
ADTRAN, Inc.                                               99,600         1,941,204
Avocent Corp.(2)                                           89,200         1,825,032
Bel Fuse, Inc., Cl. A                                       4,800           132,000
Black Box Corp.                                            11,220           387,427
Brocade Communications Systems, Inc.(2)                   237,300         1,381,086
Ciena Corp.(1, 2)                                          44,600           449,568
Comtech Telecommunications Corp.(2)                        44,500         2,191,180
DG Fastchannel, Inc.(1, 2)                                  1,300            28,496
Digi International, Inc.(2)                                 1,400            14,280


                   25 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------

COMMUNICATIONS EQUIPMENT CONTINUED
EchoStar Holding Corp.(2)                                  17,700   $       426,570
EMS Technologies, Inc.(2)                                  23,100           515,361
Emulex Corp.(2)                                           154,338         1,646,786
Extreme Networks, Inc.(2)                                  12,920            43,540
F5 Networks, Inc.(2)                                        2,300            53,774
Foundry Networks, Inc.(2)                                  83,700         1,524,177
InterDigital, Inc.(2)                                       8,000           192,400
Ixia(2)                                                    37,900           279,323
JDS Uniphase Corp.(1, 2)                                   49,600           419,616
Loral Space & Communications Ltd.(2)                          300             4,431
Oplink Communications, Inc.(2)                              1,500            18,105
ParkerVision, Inc.(1, 2)                                    4,700            47,000
Performance Technologies, Inc.(2)                           3,200            14,016
Plantronics, Inc.(1)                                      114,900         2,587,548
Polycom, Inc.(2)                                           89,600         2,072,448
Powerwave Technologies, Inc.(1, 2)                        137,700           545,292
SeaChange International, Inc.(2)                           32,655           315,447
ShoreTel, Inc.(1, 2)                                       14,200            81,508
Symmetricom, Inc.(2)                                          700             3,479
Tekelec, Inc.(2)                                          130,253         1,822,239
Tellabs, Inc.(2)                                          313,400         1,272,404
UTStarcom, Inc.(1, 2)                                      75,900           255,783
ViaSat, Inc.(2)                                            18,000           424,440
                                                                    ---------------
                                                                         23,018,840
COMPUTERS & PERIPHERALS--1.7%
3PAR, Inc.(1, 2)                                           26,650           171,893
Adaptec, Inc.(2)                                           96,000           314,880
Avid Technology, Inc.(2)                                    7,100           170,826
Compellent Technologies, Inc.(2)                            3,300            40,920
Electronics for Imaging, Inc.(2)                           43,600           607,348
Hutchinson Technology, Inc.(2)                              1,700            19,686
Hypercom Corp.(2)                                           2,000             7,960
Imation Corp.                                              44,800         1,012,032
Intermec, Inc.(1, 2)                                        1,054            20,701
Lexmark International, Inc., Cl. A(2)                      45,900         1,494,963
NCR Corp.(2)                                               61,800         1,362,690
Netezza Corp.(2)                                           37,200           394,692
QLogic Corp.(2)                                           152,350         2,340,096
Rackable Systems, Inc.(2)                                   4,600            45,126
Seagate Technology                                         94,600         1,146,552
STEC, Inc.(1, 2)                                           89,700           690,690
Stratasys, Inc.(1, 2)                                       4,300            75,121
Sun Microsystems, Inc.(2)                                  53,300           405,080


                   26 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
COMPUTERS & PERIPHERALS CONTINUED
Synaptics, Inc.(1, 2)                                      82,350   $     2,488,617
Teradata Corp.(2)                                           3,000            58,500
Western Digital Corp.(2)                                   82,600         1,761,032
Xyratex Ltd.(2)                                            14,500           161,385
                                                                    ---------------
                                                                         14,790,790
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.7%
Acacia Research Corp.(2)                                   16,900            51,038
Agilysys, Inc.                                              1,100            11,099
Amphenol Corp., Cl. A                                      25,700         1,031,598
Anixter International, Inc.(2)                              4,200           249,942
Arrow Electronics, Inc.(2)                                 50,700         1,329,354
Avnet, Inc.(2)                                             42,300         1,041,849
AVX Corp.                                                  20,300           206,857
Benchmark Electronics, Inc.(2)                            114,909         1,617,919
Checkpoint Systems, Inc.(2)                                11,900           223,958
Cogent, Inc.(1, 2)                                         43,550           445,081
Cognex Corp.                                               69,700         1,405,152
Coherent, Inc.(2)                                          30,500         1,084,275
CPI International, Inc.(2)                                    100             1,448
CTS Corp.                                                  59,900           765,522
Daktronics, Inc.                                           17,600           293,216
Dolby Laboratories, Inc., Cl. A(2)                            600            21,114
DTS, Inc.(1, 2)                                            29,800           829,334
Electro Scientific Industries, Inc.(2)                     19,900           282,978
FLIR Systems, Inc.(2)                                      10,200           391,884
Gerber Scientific, Inc.(2)                                  9,900            90,486
Ingram Micro, Inc., Cl. A(2)                               32,400           520,668
Insight Enterprises, Inc.(2)                               45,400           608,814
IPG Photonics Corp.(2)                                      7,800           152,178
Itron, Inc.(2)                                                500            44,265
Jabil Circuit, Inc.                                        29,500           281,430
Littlefuse, Inc.(2)                                        23,763           706,474
Measurement Specialties, Inc.(2)                              300             5,232
Methode Electronics, Inc.                                  47,090           420,985
Molex, Inc.                                                43,100           967,595
MTS Systems Corp.                                          21,500           905,150
Multi-Fineline Electronix, Inc.(1, 2)                      38,834           574,355
NAM TAI Electronics, Inc.                                  15,800           129,086
National Instruments Corp.                                 43,800         1,316,190
Newport Corp.(2)                                           11,100           119,658
OSI Systems, Inc.(2)                                       10,900           256,259
Park Electrochemical Corp.(1)                              19,500           472,680
PC Connection, Inc.(1, 2)                                   7,400            49,506
Plexus Corp.(2)                                            94,490         1,955,943
Oppenheimer Main Street Small Cap Fund/VA


                   27 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
RadiSys Corp.(2)                                              800   $         6,880
Rofin-Sinar Technologies, Inc.(2)                          63,900         1,955,979
Rogers Corp.(2)                                            17,500           647,150
Sanmina-SCI Corp.(2)                                      125,100           175,140
ScanSource, Inc.(2)                                        22,010           633,668
SYNNEX Corp.(1, 2)                                         69,000         1,541,460
Tech Data Corp.(2)                                         78,568         2,345,255
Technitrol, Inc.                                           57,300           847,467
Trimble Navigation Ltd.(1, 2)                              32,400           837,864
TTM Technologies, Inc.(1, 2)                               88,200           874,944
Vishay Intertechnology, Inc.(2)                           158,140         1,046,887
                                                                    ---------------
                                                                         31,773,266
INTERNET SOFTWARE & SERVICES--1.4%
Art Technology Group, Inc.(2)                              22,700            79,904
AsiaInfo Holdings, Inc.(2)                                 66,600           611,388
Bankrate, Inc.(2)                                             400            15,564
Bidz.com, Inc.(1, 2)                                        4,300            37,238
Digital River, Inc.(1, 2)                                  19,500           631,800
EarthLink, Inc.(2)                                         19,400           164,900
Greenfield Online, Inc.(2)                                 28,100           488,940
IAC/InterActiveCorp(2)                                     20,800           359,840
Imergent, Inc.(1)                                          13,200           147,840
Interwoven, Inc.(2)                                        52,490           741,159
j2 Global Communications, Inc.(2)                         106,100         2,477,435
Limelight Networks, Inc.(2)                                 1,300             3,250
Marchex, Inc., Cl. B(1)                                     9,800           100,842
ModusLink Global Solutions, Inc.(2)                        23,510           225,931
Move, Inc.(2)                                               3,300             6,996
National Information Consortium, Inc.                      38,900           268,410
NaviSite, Inc.(1, 2)                                       12,200            24,400
Open Text Corp.(1, 2)                                      57,600         1,991,808
RealNetworks, Inc.(2)                                      71,272           362,062
S1 Corp.(2)                                               103,700           634,644
Sohu.com, Inc.(2)                                           6,100           340,075
SonicWALL, Inc.(2)                                         38,560           202,054
SoundBite Communications, Inc.(2)                          17,200            41,452
Switch & Data Facilities Co.(2)                             3,700            46,065
TheStreet.com, Inc.                                        17,050           102,130
United Online, Inc.                                       105,542           993,150
ValueClick, Inc.(2)                                        24,600           251,658
Vignette Corp.(2)                                          40,840           438,622
Vocus, Inc.(2)                                             16,600           563,736


                   28 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
INTERNET SOFTWARE & SERVICES CONTINUED
Zix Corp.(1, 2)                                            13,000   $        29,380
                                                                    ---------------
                                                                         12,382,673
IT SERVICES--2.3%
Acxiom Corp.                                              100,400         1,259,016
Broadridge Financial Solutions, Inc.                       37,900           583,281
CACI International, Inc., Cl. A(2)                          8,772           439,477
Cass Information Systems, Inc.                                200             7,170
CIBER, Inc.(2)                                             91,900           642,381
Computer Sciences Corp.(2)                                 25,500         1,024,845
Convergys Corp.(2)                                        165,800         2,450,524
CSG Systems International, Inc.(2)                         46,200           809,886
CyberSource Corp.(2)                                       56,384           908,346
Exlservice Holdings, Inc.(2)                                1,400            12,292
Fidelity National Information Services, Inc.               10,200           188,292
Forrester Research, Inc.(2)                                22,774           667,734
Gartner, Inc.(1, 2)                                        49,600         1,124,928
Global Cash Access, Inc.(2)                                45,800           231,748
Global Payments, Inc.                                       1,100            49,346
Hackett Group, Inc. (The)(2)                                1,600             8,704
Heartland Payment Systems, Inc.(1)                         14,600           373,176
Hewitt Associates, Inc.(2)                                 16,200           590,328
iGate Corp.(2)                                              8,900            77,163
infoGROUP, Inc.                                             3,300            21,813
Integral Systems, Inc.(2)                                  29,954           622,145
ManTech International Corp.(2)                             35,800         2,122,582
Mastech Holdings, Inc.(2)                                     593             4,507
Maximus, Inc.                                              19,600           722,064
NCI, Inc., Cl. A(2)                                        10,900           310,432
Ness Technologies, Inc.(2)                                 19,100           219,077
Perot Systems Corp., Cl. A(1, 2)                           92,000         1,596,200
RightNow Technologies, Inc.(2)                             34,370           432,031
Sapient Corp.(2)                                          147,300         1,094,439
TeleTech Holdings, Inc.(2)                                 54,500           677,980
TNS, Inc.(2)                                                  400             7,748
Total System Services, Inc.                                 2,600            42,640
Unisys Corp.(2)                                            24,000            66,000
                                                                    ---------------
                                                                         19,388,295
OFFICE ELECTRONICS--0.1%
Zebra Technologies Corp., Cl. A(2)                         14,300           398,255
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.8%
Actel Corp.(2)                                             41,040           512,179
Advanced Energy Industries, Inc.(2)                        43,000           588,240
Altera Corp.                                               64,700         1,337,996
Amkor Technology, Inc.(2)                                 262,200         1,670,214


                   29 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
   CONTINUED
Analog Devices, Inc.                                       36,200   $       953,870
Atmel Corp.(2)                                            536,800         1,819,752
ATMI, Inc.(2)                                              13,100           235,538
Brooks Automation, Inc.(2)                                 44,291           370,273
Cabot Microelectronics Corp.(1, 2)                         55,900         1,793,272
Cirrus Logic, Inc.(2)                                      71,500           389,675
Cohu, Inc.                                                 18,500           292,670
Conexant Systems, Inc.(2)                                  16,820            67,448
Cymer, Inc.(1, 2)                                          40,600         1,028,398
DSP Group, Inc.(2)                                            900             6,885
Entegris, Inc.(2)                                         201,000           972,840
Exar Corp.(2)                                               2,500            19,150
Fairchild Semiconductor International, Inc.,
   Cl. A(2)                                               184,100         1,636,649
FEI Co.(2)                                                 44,100         1,050,021
Integrated Device Technology, Inc.(2)                     257,800         2,005,684
Intellon Corp.(2)                                          17,600            64,416
Intersil Corp., Cl. A                                      73,900         1,225,262
IXYS Corp.(2)                                               2,800            25,452
KLA-Tencor Corp.                                           35,200         1,114,080
Lattice Semiconductor Corp.(2)                            111,900           230,514
LSI Corp.(2)                                              181,600           973,376
Marvell Technology Group Ltd.(2)                           74,200           690,060
Mattson Technology, Inc.(2)                                 2,400            11,352
Micrel, Inc.(1)                                           110,500         1,002,235
Microsemi Corp.(2)                                            700            17,836
Microtune, Inc.(2)                                         16,100            43,148
MKS Instruments, Inc.(2)                                  103,400         2,058,694
Monolithic Power Systems, Inc.(1, 2)                       57,800         1,003,986
Netlogic Microsystems, Inc.(1, 2)                          28,000           846,720
Novellus Systems, Inc.(2)                                   3,300            64,812
NVIDIA Corp.(2)                                             5,300            56,763
Pericom Semiconductor Corp.(2)                             69,808           732,984
PMC-Sierra, Inc.(2)                                       206,300         1,530,746
Power Integrations, Inc.(2)                                 4,400           106,040
RF Micro Devices, Inc.(1, 2)                              267,900           782,268
Semtech Corp.(2)                                          144,400         2,015,824
Silicon Image, Inc.(2)                                     81,000           432,540
Silicon Laboratories, Inc.(2)                              49,900         1,531,930
Silicon Storage Technology, Inc.(2)                        36,400           118,664
Skyworks Solutions, Inc.(2)                               257,100         2,149,356
Spansion, Inc., Cl. A(2)                                    9,000            13,950
Standard Microsystems Corp.(2)                             21,500           537,070
Supertex, Inc.(2)                                           7,900           222,464


                   30 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
  CONTINUED
Techwell, Inc.(2)                                           6,200   $        58,466
Teradyne, Inc.(2)                                         137,800         1,076,218
TriQuint Semiconductor, Inc.(2)                            72,600           347,754
Ultra Clean Holdings, Inc.(2)                               4,300            21,672
Ultratech, Inc.(2)                                         37,100           448,910
Veeco Instruments, Inc.(2)                                 47,500           703,475
Verigy Ltd.(2)                                             45,400           739,112
Volterra Semiconductor Corp.(1, 2)                         58,800           748,524
Xilinx, Inc.                                               17,800           417,410
Zoran Corp.(2)                                              8,936            72,918
                                                                    ---------------
                                                                         40,987,755
SOFTWARE--3.4%
Activision Blizzard, Inc.(2)                               61,700           952,031
Actuate Corp.(2)                                           10,307            36,075
Advent Software, Inc.(1, 2)                                 9,000           317,070
Amdocs Ltd.(2)                                             35,200           963,776
Ansys, Inc.(2)                                             24,404           924,179
ArcSight, Inc.(2)                                           1,700            12,971
Aspen Technology, Inc.(1, 2)                               96,400         1,224,280
Autodesk, Inc.(2)                                          19,100           640,805
Bottomline Technologies, Inc.(2)                            9,100            94,640
CA, Inc.                                                   25,700           512,972
Cadence Design Systems, Inc.(1, 2)                        163,700         1,106,612
Check Point Software Technologies Ltd.(2)                  19,200           436,608
Citrix Systems, Inc.(2)                                     6,600           166,716
Commvault Systems, Inc.(2)                                  6,310            76,036
Compuware Corp.(2)                                        130,100         1,260,669
Concur Technologies, Inc.(2)                                7,400           283,124
Double-Take Software, Inc.(2)                               5,720            56,914
EPIQ Systems, Inc.(1, 2)                                   37,876           515,114
Fair Isaac Corp.(1)                                        63,900         1,472,895
FalconStor Software, Inc.(1, 2)                            13,100            70,216
Henry (Jack) & Associates, Inc.                             9,600           195,168
i2 Technologies, Inc.(1, 2)                                 5,800            78,242
Informatica Corp.(2)                                       85,900         1,115,841
Interactive Intelligence, Inc.(1, 2)                       13,100           118,162
JDA Software Group, Inc.(2)                                37,300           567,333
Kenexa Corp.(2)                                             2,100            33,159
Lawson Software, Inc.(1, 2)                                34,000           238,000
Manhattan Associates, Inc.(2)                              38,940           869,920
Mentor Graphics Corp.(1, 2)                                60,100           682,135
MicroStrategy, Inc., Cl. A(2)                              16,700           994,151
Net 1 UEPS Technologies, Inc.(2)                           64,400         1,438,052


                   31 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
SOFTWARE CONTINUED
NetScout Systems, Inc.(2)                                  26,900   $       286,216
Parametric Technology Corp.(2)                             93,300         1,716,720
Pegasystems, Inc.                                           8,700           112,317
Phoenix Technologies Ltd.(2)                                1,800            14,382
Progress Software Corp.(2)                                 31,400           816,086
PROS Holdings, Inc.(1, 2)                                   3,350            31,457
Quest Software, Inc.(2)                                   108,000         1,370,520
Radiant Systems, Inc.(2)                                   34,100           296,329
SPSS, Inc.(2)                                              21,500           631,240
Sybase, Inc.(1, 2)                                         52,700         1,613,674
Synopsys, Inc.(2)                                           5,100           101,745
Taleo Corp., Cl. A(2)                                      22,640           450,310
The9 Ltd., ADR(1, 2)                                        2,600            43,654
TIBCO Software, Inc.(2)                                   324,600         2,376,072
TiVo, Inc.(2)                                              15,100           110,532
Tyler Technologies, Inc.(2)                                40,900           620,453
Ultimate Software Group, Inc. (The)(1, 2)                   7,300           197,100
Wind River Systems, Inc.(2)                               128,100         1,281,000
                                                                    ---------------
                                                                         29,523,673
MATERIALS--6.4%
CHEMICALS--4.1%
American Vanguard Corp.(1)                                  6,400            96,512
Arch Chemicals, Inc.                                       25,600           903,680
Ashland, Inc.                                               1,200            35,088
Balchem Corp.                                              10,230           272,834
Calgon Carbon Corp.(1, 2)                                  84,500         1,720,420
CF Industries Holdings, Inc.                                8,200           749,972
Chemtura Corp.                                            264,600         1,206,576
Ferro Corp.                                                56,338         1,132,394
Fuller (H.B.) Co.                                          91,300         1,905,431
GenTek, Inc.(2)                                             2,200            56,562
Hercules, Inc.                                            160,300         3,172,337
ICO, Inc.(1, 2)                                            33,800           189,618
Innophos Holdings, Inc.                                    35,500           865,490
Innospec, Inc.                                             28,888           348,389
Koppers Holdings, Inc.                                     47,400         1,773,234
Landec Corp.(2)                                            20,700           169,533
LSB Industries, Inc.(2)                                    12,000           166,200
Minerals Technologies, Inc.                                32,700         1,941,072
Nalco Holding Co.(1)                                       30,800           571,032
NewMarket Corp.(1)                                         33,000         1,734,480
NOVA Chemicals Corp.                                       57,200         1,292,720
Olin Corp.                                                113,100         2,194,140
OM Group, Inc.(2)                                          53,500         1,203,750
Penford Corp.                                               1,600            28,304


                   32 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES             VALUE
                                                  ---------------   ---------------
CHEMICALS CONTINUED
PolyOne Corp.(2)                                          114,100   $       735,945
Quaker Chemical Corp.                                      15,400           438,284
RPM International, Inc.                                    31,000           599,540
Schulman (A.), Inc.                                        36,711           726,144
Scotts Miracle-Gro Co. (The), Cl. A                        51,500         1,217,460
Sensient Technologies Corp.                                44,000         1,237,720
ShengdaTech, Inc.(1, 2)                                     5,882            41,174
Spartech Corp.                                              2,100            20,790
Stepan Co.                                                 11,100           605,727
Terra Industries, Inc.                                     45,400         1,334,760
Valhi, Inc.(1)                                              4,000            72,000
Valspar Corp. (The)                                       117,600         2,621,304
Westlake Chemical Corp.(1)                                 46,900           986,307
Zep, Inc.                                                  36,400           642,096
                                                                    ---------------
                                                                         35,009,019
CONSTRUCTION MATERIALS--0.1%
Headwaters, Inc.(1, 2)                                     52,300           698,205
CONTAINERS & PACKAGING--0.8%
Crown Holdings, Inc.(2)                                    35,400           786,234
Greif, Inc., Cl. A                                          7,000           459,340
Myers Industries, Inc.                                     17,000           214,370
Rock-Tenn Co., Cl. A(1)                                    79,100         3,162,418
Sealed Air Corp.                                            8,300           182,517
Silgan Holdings, Inc.                                       4,600           235,014
Smurfit-Stone Container Corp.(2)                           50,900           239,230
Sonoco Products Co.                                        28,200           836,976
Temple-Inland, Inc.                                        49,300           752,318
                                                                    ---------------
                                                                          6,868,417
METALS & MINING--1.1%
A. M. Castle & Co.                                         21,900           378,432
AK Steel Holding Corp.                                     28,400           736,128
Amerigo Resources Ltd.                                    118,700           129,379
Carpenter Technology Corp.                                 17,200           441,180
Farallon Resources Ltd.(2)                                156,700            55,951
Haynes International, Inc.(2)                                 800            37,464
Hecla Mining Co.(1, 2)                                    130,700           611,676
Kaiser Aluminum Corp.                                      20,443           878,027
Olympic Steel, Inc.(1)                                     17,400           513,126
Redcorp Ventures Ltd., Legend Shares(2, 3)                666,400            65,748
Reliance Steel & Aluminum Co.                              24,800           941,656
RTI International Metals, Inc.(2)                           5,900           115,404
Schnitzer Steel Industries, Inc.(1)                        33,800         1,326,312
Sims Group Ltd., Sponsored ADR(1)                          68,525         1,582,928
Sutor Technology Group Ltd.(2)                              1,400             4,606
Universal Stainless & Alloy Products, Inc.(2)               4,700           120,085
Worthington Industries, Inc.(1)                           132,600         1,981,044


                   33 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                       SHARES            VALUE
                                                  ---------------   ---------------
METALS & MINING CONTINUED
Yamana Gold, Inc.                                           2,011   $        16,534
                                                                    ---------------
                                                                          9,935,680
PAPER & FOREST PRODUCTS--0.3%
Buckeye Technologies, Inc.(2)                               9,700            79,443
Deltic Timber Corp.                                        10,100           642,764
Domtar Corp.(2)                                             4,300            19,780
Glatfelter                                                 49,200           666,168
Louisiana-Pacific Corp.                                    18,500           172,050
MeadWestvaco Corp.                                          2,700            62,937
Mercer International, Inc.(2)                              12,800            46,848
Neenah Paper, Inc.                                          1,500            29,700
Schweitzer-Mauduit International, Inc.                      7,900           150,021
Verso Paper Corp.(1)                                        3,800            10,032
Wausau Paper Corp.(1)                                      34,600           350,498
                                                                    ---------------
                                                                          2,230,241
TELECOMMUNICATION SERVICES--1.7%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
Alaska Communications Systems Group, Inc.(1)               30,200           369,346
Atlantic Tele-Network, Inc.                                15,800           442,400
CenturyTel, Inc.                                            2,300            84,295
Cincinnati Bell, Inc.(2)                                  323,800         1,000,542
Embarq Corp.                                               28,400         1,151,620
Iowa Telecommunications Services, Inc.(1)                  46,937           876,783
NTELOS Holdings Corp.                                      80,000         2,151,200
Premiere Global Services, Inc.(2)                         163,400         2,297,404
Windstream Corp.                                           74,900           819,406
                                                                    ---------------
                                                                          9,192,996
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Centennial Communications Corp.(2)                        145,200           906,048
iPCS, Inc.(1, 2)                                            8,500           189,295
Syniverse Holdings, Inc.(2)                               142,500         2,366,925
Telephone & Data Systems, Inc.                             38,300         1,369,225
United States Cellular Corp.(2)                             6,400           300,288
USA Mobility, Inc.                                          8,000            88,000
                                                                    ---------------
                                                                          5,219,781
UTILITIES--1.5%
ELECTRIC UTILITIES--0.3%
El Paso Electric Co.(2)                                     2,860            60,060
Hawaiian Electric Industries, Inc.(1)                      31,800           925,698
UIL Holdings Corp.                                         18,000           617,940
UniSource Energy Corp.                                     20,900           610,071
                                                                    ---------------
                                                                          2,213,769
ENERGY TRADERS--0.1%
Canadian Hydro Developers, Inc., Legend
   Shares(2)                                               14,000            54,329
Mirant Corp.(2)                                            20,600           376,774


                 34 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                       SHARES            VALUE
                                                  ---------------   ---------------

ENERGY TRADERS CONTINUED
Reliant Energy, Inc.(2)                                     1,810   $        13,304
                                                                    ---------------
                                                                            444,407
GAS UTILITIES--0.8%
Laclede Group, Inc. (The)                                  29,900         1,449,851
New Jersey Resources Corp.                                 19,900           714,211
Northwest Natural Gas Co.                                  25,680         1,335,360
South Jersey Industries, Inc.                              10,400           371,280
Southwest Gas Corp.                                        10,800           326,808
WGL Holdings, Inc.(1)                                      85,400         2,771,230
                                                                    ---------------
                                                                          6,968,740
MULTI-UTILITIES--0.2%
Avista Corp.                                               68,100         1,478,451
CH Energy Group, Inc.                                       3,300           143,781
Integrys Energy Group, Inc.                                 5,300           264,682
                                                                    ---------------
                                                                          1,886,914
WATER UTILITIES--0.1%
American States Water Co.                                   5,900           227,150
Cascal NV                                                  50,800           533,385
SJW Corp.(1)                                               14,400           431,568
                                                                          1,192,103
                                                                    ---------------
Total Common Stocks (Cost $908,832,632)                                 852,121,429

                                                       UNITS
                                                  ---------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Redcorp Ventures Ltd. Wts., Strike Price
   0.65CAD, Exp. 7/5/09(2) (Cost $0)                      333,200             3,131

                                                       SHARES
                                                  ---------------
INVESTMENT COMPANY--0.8%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 3.15% (5, 6) (Cost $6,644,272)                6,644,272         6,644,272

TOTAL INVESTMENTS, AT VALUE (EXCLUDING
   INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES LOANED) (COST $915,476,904)                          858,768,832

                                                     PRINCIPAL
                                                       AMOUNT/
                                                       SHARES
                                                  ---------------
INVESTMENTS PURCHASED WITH CASH
   COLLATERAL FROM SECURITIES LOANED--20.1%(7)

ASSET-BACKED FLOATING NOTE--0.1%
GSAA Home Equity Trust, Series 2005-15, Cl
   2A1, 3.30%, 10/27/08                           $       583,787           581,586

BANK FLOATING RATE NOTE--0.6%
Wachovia Bank NA, 2.11%, 2/23/09                        6,000,000         5,649,822

INVESTMENT COMPANY--13.9%
OFI Liquid Assets Fund, LLC, 3.40%(5, 6)              119,487,179       119,487,179


                 35 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                     PRINCIPAL
                                                       AMOUNT            VALUE
                                                  ---------------   ---------------
MEDIUM-TERM FLOATING NOTES--5.5%
American General Finance Corp., 2.81%, 1/9/09     $     6,500,000   $     6,330,571
American Honda Finance Corp., 2.87%, 3/9/09             6,500,000         6,483,055
ANZ National (Int'l) Ltd., 2.09%, 3/6/09                8,000,000         7,995,320
Beta Finance, Inc., 2.10%, 2/17/09                      5,000,000         4,963,270
CAM US Finance SA Unipersonal, 2.85%, 2/2/09            6,000,000         5,928,378
CC USA, Inc., 2.10%, 2/13/09                            4,500,000         4,469,355
MBIA Global Funding LLC, 2.12%, 3/13/09                 4,000,000         3,885,496
Nationwide Global Fund I, 2.89%, 12/15/08               7,000,000         6,985,489
                                                                         47,040,934
                                                                    ---------------
Total Investments Purchased with Cash
   Collateral from Securities Loaned
   (Cost $173,571,379)                                                  172,759,521
                                                                    ---------------
TOTAL INVESTMENTS, AT VALUE
   (COST $1,089,048,283)                                    120.3%    1,031,528,353
LIABILITIES IN EXCESS OF OTHER ASSETS                       (20.3)     (174,028,710)
                                                  ---------------   ---------------
NET ASSETS                                                  100.0%  $   857,499,643
                                                  ===============   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.   Partial or fully-loaned security. See accompanying Notes.

2.   Non-income producing security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $528,745 or 0.06% of the Fund's net assets as of September 30, 2008.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2008 was $32,223, which represents less than 0.005% of the Fund's net assets, all of which is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                   ACQUISITION                        UNREALIZED
SECURITY                               DATE        COST     VALUE    DEPRECIATION
--------                           -----------   -------   -------   ------------
Tusk Energy Corp., Legend Shares     11/15/04    $38,148   $32,223      $5,925

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                               SHARES            GROSS         GROSS           SHARES
                                         DECEMBER 31, 2007    ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2008
                                         -----------------   -----------   -----------   ------------------
OFI Liquid Assets Fund, LLC                          --      290,448,737   170,961,558       119,487,179
Oppenheimer Institutional Money Market
   Fund, Cl. E                               10,327,619      240,407,131   244,090,478         6,644,272

                                                                             VALUE             INCOME
                                                                         -------------   ------------------
OFI Liquid Assets Fund, LLC                                               $119,487,179      $590,984(a)
Oppenheimer Institutional Money Market
   Fund, Cl. E                                                               6,644,272       206,853
                                                                          ------------      --------
                                                                          $126,131,451      $797,837
                                                                          ============      ========

a.   Net of compensation to counterparties.

6.   Rate shown is the 7-day yield as of September 30, 2008.

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                 36 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                                                           OTHER FINANCIAL
VALUATION DESCRIPTION                          INVESTMENTS IN SECURITIES     INSTRUMENTS*
---------------------                          -------------------------   ---------------
Level 1--Quoted Prices                              $  978,251,504              $--
Level 2--Other Significant Observable Inputs            53,276,849               --
Level 3--Significant Unobservable Inputs                        --               --
                                                    --------------              ---
Total                                               $1,031,528,353              $--
                                                    ==============              ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ((R)) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is


                 37 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to


                 38 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of September 30, 2008, the Fund had on loan securities valued at $172,971,975. Collateral of $173,517,379 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,098,902,698
                                 ==============
Gross unrealized appreciation    $   58,856,819
Gross unrealized depreciation      (126,231,164)
                                 --------------
Net unrealized depreciation      $  (67,374,345)
                                 ==============


                 39 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA


Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                       ---------------   ---------------
ASSET-BACKED SECURITIES--0.8%
Ameriquest Mortgage Securities, Inc., Home
   Equity Mtg. Obligations, Series 2005-R10, Cl.
   A2B, 3.427%, 12/25/35(1)                            $       284,669   $       262,759
Mastr Asset-Backed Securities Trust 2005-WF1,
   Mtg. Pass-Through Certificates, Series
   2005-WF1, Cl. A2C, 3.447%, 6/25/35(1)                       145,849           136,555
Soundview Home Loan Trust 2006-OPT5,
   Asset-Backed Certificates, Series 2006-OPT5,
   Cl. 2A2, 3.297%, 7/25/36(1)                               1,831,306         1,800,935
                                                                         ---------------
Total Asset-Backed Securities (Cost $2,247,365)                                2,200,249
MORTGAGE-BACKED OBLIGATIONS--16.4%
Banc of America Commercial Mortgage, Inc.,
   Commercial Mtg. Pass-Through Certificates:
Series 2007-4, Cl. A4, 5.936%, 7/1/17(1)                     3,360,000         2,880,152
Series 2008-1, Cl. AJ, 6.389%, 1/1/18(1)                     1,290,000           876,929
Series 2008-1, Cl. AM, 6.389%, 1/1/18(1)                     1,290,000         1,031,178
Bear Stearns ARM Trust 2006-4, Mtg.
   Pass-Through Certificates, Series 2006-4, Cl.
   2A1, 5.788%, 10/25/36(1)                                    105,412            76,537
CHL Mortgage Pass-Through Trust 2005-6, Mtg.
   Pass-Through Certificates, Series 2005-6, Cl.
   2A1, 5.50%, 4/1/35                                          243,297           213,845
CHL Mortgage Pass-Through Trust 2005-HYB1,
   Mtg. Pass-Through Certificates, Series
   2005-HYB1, Cl. 1A2, 4.981%, 3/25/35(1)                      871,335           700,608
CHL Mortgage Pass-Through Trust 2007-HY1, Mtg.
   Pass-Through Certificates, Series 2007-HY1,
   Cl. 1A1, 5.696%, 4/25/37(1)                                 371,394           286,161
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg.
   Pass-Through Certificates, Series 2007-HY4,
   Cl. 1A1, 6.092%, 9/1/47(1)                                4,618,893         3,589,660
Citigroup/Deutsche Bank 2007-CD4 Commercial
   Mortgage Trust, Commercial Mtg. Pass-Through
   Certificates, Series 2007-CD4, Cl. AJ, 5.398%,
   12/1/49                                                   1,110,000           721,812
CitiMortgage Alternative Loan Trust 2006-A5, Real
   Estate Mtg. Investment Conduit Pass-Through
   Certificates:
Series 2006-A5, Cl. 1A1, 3.607%, 10/25/36(1)                   328,554           282,976
Series 2006-A5, Cl. 1A13, 3.657%, 10/25/36(1)                  171,744           141,674
CitiMortgage Alternative Loan Trust 2007-A2, Real
   Estate Mtg. Investment Conduit Pass-Through
   Certificates, Series 2007-A2, Cl. 1A5, 6%, 2/25/37        4,376,047         3,880,545
Credit Suisse Commercial Mortgage Trust, Commercial
   Mtg. Pass-Through Certificates, Series 2007-C3,
   Cl. A4, 5.913%, 6/1/39(1)                                   540,000           463,494
CWALT Alternative Loan Trust 2004-28CB, Mtg.
   Pass-Through Certificates, Series 2004-28CB,
   Cl. 2A4, 5.75%, 1/25/35                                     810,000           658,224
CWALT Alternative Loan Trust 2005-18CB, Mtg.
   Pass-Through Certificates, Series 2005-18CB,
   Cl. A8, 5.50%, 5/25/36                                      280,000           215,074
CWALT Alternative Loan Trust 2005-85CB, Mtg.
   Pass-Through Certificates, Series 2005-85CB,
   Cl. 2A3, 5.50%, 2/25/36                                     210,000           184,580
CWALT Alternative Loan Trust 2005-J1, Mtg.
   Pass-Through Certificates, Series 2005-J1, Cl.
   3A1, 6.50%, 8/25/32                                         275,161           241,242


                      1 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                       ---------------   ---------------
Federal Home Loan Mortgage Corp., Gtd. Real
   Estate Mtg. Investment Conduit Multiclass
   Pass-Through Certificates:
Series 2319, Cl. PZ, 6.50%, 5/15/31                    $       496,512   $       516,138
Series 2338, Cl. ZC, 6.50%, 7/15/31                            426,914           439,327
Series 2344, Cl. ZD, 6.50%, 8/15/31                            262,350           273,700
Series 2363, Cl. BZ, 6.50%, 9/15/31                            512,663           529,853
Series 2457, Cl. PE, 6.50%, 6/15/32                            448,212           457,340
Federal Home Loan Mortgage Corp.,
   Interest-Only Stripped Mtg.-Backed Security:
Series 2520, Cl. SE, 51.476%, 5/15/22(2)                       299,843            24,748
Series 2527, Cl. SG, 28.662%, 2/15/32(2)                       272,448            19,998
Series 2531, Cl. ST, 30.563%, 2/15/30(2)                       320,000            24,369
Series 2574, Cl. IN, 4.341%, 12/15/22(2)                     1,532,752           274,501
Series 2989, Cl. TS, 51.075%, 6/15/25(2)                     1,605,423           145,737
Federal National Mortgage Assn.:
5%, 10/1/21(3)                                               1,700,000         1,688,047
5.50%, 11/1/33-1/25/34(4)                                      412,381           412,516
Federal National Mortgage Assn., Gtd. Real Estate
   Mtg. Investment Conduit Pass-Through
   Certificates, Trust 2001-74, Cl. QE, 6%, 12/25/31           813,961           826,888
Federal National Mortgage Assn., Interest-Only
   Stripped Mtg.-Backed Security:
Trust 2002-60, Cl. SM, 34.36%, 8/25/32(2)                      747,611            80,476
Trust 2002-7, Cl. SK, 36.545%, 1/25/32(2)                      289,705            28,568
Trust 2002-77, Cl. BS, 29.388%, 12/18/32(2)                    446,741            50,222
Trust 2002-77, Cl. JS, 29.068%, 12/18/32(2)                    766,642            86,245
Trust 2002-77, Cl. SA, 29.514%, 12/18/32(2)                    710,620            78,039
Trust 2002-90, Cl. SN, 34.358%, 8/25/32(2)                     384,155            42,557
Trust 2002-90, Cl. SY, 36.896%, 9/25/32(2)                     197,968            22,324
Trust 2003-14, Cl. OI, 11.228%, 3/25/33(2)                     279,322            62,031
Trust 2003-23, Cl. ES, 49.37%, 10/25/22(2)                     623,061            51,618
Trust 2003-52, Cl. NS, 43.005%, 6/25/23(2)                     667,928            67,162
Trust 2003-89, Cl. XS, 27.165%, 11/25/32(2)                    506,094            43,668
Trust 2004-65, Cl. SA, 64.338%, 5/25/23(2)                   1,224,401            91,272
Trust 2005-86, Cl. AI, 8.087%, 10/1/35(2)                      287,989            63,918
Trust 2006-33, Cl. SP, 43.628%, 5/25/36(2)                     448,404            46,374
Trust 2006-42, Cl. CI, 28.061%, 6/25/36(2)                   2,347,427           208,052
Trust 2006-43, Cl. SJ, 44.623%, 6/25/36(2)                     913,439            81,148
Trust 2006-51, Cl. SA, 25.592%, 6/25/36(2)                   3,054,893           265,852
Trust 302, Cl. 2, 2.575%, 6/1/29(2)                            567,877           122,719
Trust 331, Cl. 18, 10.985%, 2/1/33(2)                          828,732           190,923
Trust 333, Cl. 2, 3.891%, 4/1/33(2)                          1,644,800           360,930
Trust 334, Cl. 3, 11.057%, 7/1/33(2)                           294,333            64,571
Trust 334, Cl. 4, 11.216%, 7/1/33(2)                           463,035           101,424
Trust 338, Cl. 2, 3.061%, 7/1/33(2)                          3,430,985           754,253
Trust 339, Cl. 12, 9.777%, 7/1/33(2)                           127,952            29,184
Trust 339, Cl. 17, 9.641%, 8/1/33(2)                         1,256,833           299,564
Trust 339, Cl. 8, 8.584%, 8/1/33(2)                            162,700            36,003


                      2 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                       ---------------   ---------------
Trust 342, Cl. 2, 5.992%, 9/1/33(2)                    $        85,498   $        19,266
Trust 343, Cl. 13, 10.171%, 9/1/33(2)                          103,154            22,915
Trust 343, Cl. 18, 11.165%, 5/1/34(2)                          298,936            61,732
Trust 343, Cl. 20, 10.052%, 10/1/33(2)                       1,170,398           243,370
Trust 346, Cl. 2, 2.956%, 12/1/33(2)                           516,785           113,668
Trust 351, Cl. 10, 9.48%, 4/1/34(2)                            272,122            59,901
Trust 355, Cl. 7, 9.006%, 11/1/33(2)                           188,594            42,469
Trust 356, Cl. 6, 9.598%, 12/1/33(2)                           241,371            53,541
Trust 364, Cl. 16, 9.857%, 9/1/35(2)                           133,092            32,347
First Horizon Alternative Mortgage Securities Trust
   2004-FA2, Mtg. Pass-Through Certificates,
   Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                        88,336            75,157
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through
   Certificates, Series 2004-J4, Cl. A7, 5.50%,
   9/25/34                                                     190,000           161,255
Government National Mortgage Assn., Interest-Only
   Stripped Mtg.-Backed Security, Series 2006-47,
   Cl. SA, 37.964%, 8/16/36(2)                               1,159,040           105,273
GS Mortgage Securities Corp. II, Commercial Mtg.
   Obligations, Series 2006-GG8, Cl. A4, 5.56%,
   11/1/39                                                     670,000           594,310
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through
   Certificates, Series 2004-5, Cl. 2A1, 4.485%,
   5/1/34(1)                                                 3,028,592         2,814,954
GSR Mortgage Loan Trust 2005-4F, Mtg. Pass-Through
   Certificates, Series 2005-4F, Cl. 6A1, 6.50%,
   2/25/35                                                     219,919           204,793
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through
   Certificates, Series 2005-AR7, Cl. 3A1, 5.144%,
   11/25/35(1)                                               1,363,989         1,220,230
GSR Mortgage Loan Trust 2006-2F, Mtg. Pass-Through
   Certificates, Series 2006-2F, Cl. 2A2, 5.75%,
   2/1/36                                                      292,145           237,667
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through
   Certificates, Series 2007-AR1, Cl. 2A1, 5.998%,
   3/1/37(1)                                                   838,346           675,328
JPMorgan Chase Commercial Mortgage Securities Corp.,
   Commercial Mtg. Pass-Through Certificates:
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47                       430,000           281,702
Series 2008-C2, Cl. AJ, 6.799%, 2/1/51(1)                    2,170,000         1,536,417
LB-UBS Commercial Mortgage Trust 2003-C5, Commercial
   Mtg. Pass-Through Certificates, Series 2003-C5,
   Cl. A2, 3.478%, 7/15/27                                      35,617            35,339
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial
   Mtg. Pass-Through Certificates, Series 2007-C7,
   Cl. AM, 6.374%, 9/11/45(1)                                3,300,000         2,640,996
Mastr Asset Securitization Trust 2006-3, Mtg.
   Pass-Through Certificates, Series 2006-3, Cl. 2A1,
   3.657%, 10/25/36(1)                                       4,153,073         3,643,725
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
   Pass-Through Certificates, Series 2006-3, Cl.
   2A1, 6.073%, 10/25/36(1)                                    279,319           255,033
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg.
   Pass-Through Certificates, Series 2007-2, Cl.
   2A1, 5.975%, 6/25/37(1)                                     358,411           316,984
Merrill Lynch Mortgage Investors Trust 2007-3, Mtg.
   Pass-Through Certificates, Series 2007-3, Cl.
   1A1, 5.797%, 9/1/37(1, 5)                                   146,818           136,039
Merrill Lynch Mortgage Trust 2006-C1, Commercial
   Mtg. Pass-Through Certificates, Series 2006-C1,
   Cl. AJ, 5.841%, 5/1/39(1)                                   890,000           667,906


                      3 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                       ---------------   ---------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg.
   Pass-Through Certificates, Series 2006-AR,
   Cl. 5A3, 5.417%, 6/25/36(1)                         $       130,000   $       108,360
STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through
   Certificates, Series 2007-3, Cl. 1A1, 5.659%,
   6/1/37(1, 5)                                                220,400           181,830
Wachovia Bank Commercial Mortgage Trust 2006-C28,
   Commercial Mtg. Pass-Through Certificates,
   Series 2006-C28, Cl. A4, 5.572%, 10/1/48                  1,370,000         1,202,324
WaMu Mortgage Pass-Through Certificates 2003-AR10
   Trust, Mtg. Pass-Through Certificates, Series
   2003-AR10, Cl. A7, 4.36%, 10/1/33(1)                        850,000           816,573
WaMu Mortgage Pass-Through Certificates 2006-AR12
   Trust, Mtg. Pass-Through Certificates,
   Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36(1)               421,645           320,869
WaMu Mortgage Pass-Through Certificates 2006-AR14
   Trust, Mtg. Pass-Through Certificates:
Series 2006-AR14, Cl. 1A7, 5.647%, 11/1/36(1)                1,678,480         1,012,172
Series 2006-AR14, Cl. 2A4, 5.758%, 11/1/36(1, 5)               454,298           231,692
WaMu Mortgage Pass-Through Certificates 2006-AR8
   Trust, Mtg. Pass-Through Certificates,
   Series 2006-AR8, Cl. 2A1, 6.128%, 8/25/36(1)                391,718           349,340
WaMu Mortgage Pass-Through Certificates 2007-HY1
   Trust, Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 1A2, 5.711%, 2/25/37(1, 5)                 80,134            32,054
Series 2007-HY1, Cl. 2A4, 5.868%, 2/1/37(1)                    730,650           450,494
WaMu Mortgage Pass-Through Certificates 2007-HY2
   Trust, Mtg. Pass-Through Certificates,
   Series 2007-HY2, Cl. 1A2, 5.614%, 12/1/36(1, 5)           1,760,788           581,060
WaMu Mortgage Pass-Through Certificates 2007-HY3
   Trust, Mtg. Pass-Through Certificates, Series
   2007-HY3, Cl. 2A2, 5.668%, 3/1/37(1)                        214,812           127,816
WaMu Mortgage Pass-Through Certificates 2007-HY4
   Trust, Mtg. Pass-Through Certificates, Series
   2007-HY4, Cl. 5A1, 5.584%, 11/1/36(1)                       141,964           111,233
WaMu Mortgage Pass-Through Certificates 2007-HY5
   Trust, Mtg. Pass-Through Certificates,
   Series 2007-HY5, Cl. 2A3, 5.658%, 5/1/37(1)                 153,318           127,765
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
   Mtg. Pass-Through Certificates, Series 2004-R,
   Cl. 2A1, 4.369%, 9/1/34(1)                                   71,710            60,542
Wells Fargo Mortgage-Backed Securities 2005-AR2
   Trust, Mtg. Pass-Through Certificates, Series
   2005-AR2, Cl. 2A2, 4.549%, 3/25/35(1)                        58,835            50,973
Wells Fargo Mortgage-Backed Securities 2005-AR4
   Trust, Mtg. Pass-Through Certificates, Series
   2005-AR4, Cl. 2A2, 4.537%, 4/25/35(1)                        96,093            83,462
Wells Fargo Mortgage-Backed Securities 2006-AR10
   Trust, Mtg. Pass-Through Certificates, Series
   2006-AR10, Cl. 4A1, 5.561%, 7/25/36(1)                      206,098           169,472


                      4 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                       ---------------   ---------------
Wells Fargo Mortgage-Backed Securities 2006-AR12
   Trust, Mtg. Pass-Through Certificates, Series
   2006-AR12, Cl. 2A1, 6.10%, 9/25/36(1, 4)            $       343,933   $       287,554
Wells Fargo Mortgage-Backed Securities 2006-AR2
   Trust, Mtg. Pass-Through Certificates, Series
   2006-AR2, Cl. 2A5, 5.106%, 3/25/36(1)                       417,592           371,495
                                                                         ---------------
Total Mortgage-Backed Obligations (Cost $54,121,345)                          48,336,347

CORPORATE BONDS AND NOTES--100.2%
CONSUMER DISCRETIONARY--33.0%
AUTO COMPONENTS--2.1%
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                         1,215,000         1,187,663
9% Sr. Unsec. Nts., 7/1/15                                     825,000           820,875
Lear Corp., 8.75% Sr. Unsec. Nts., Series B,
   12/1/16                                                   6,065,000         4,245,500
                                                                         ---------------
                                                                               6,254,038
AUTOMOBILES--2.4%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts.,
   3/1/14                                                    5,755,000         5,265,825
General Motors Acceptance Corp., 8% Bonds, 11/1/31           4,975,000         1,877,411
                                                                         ---------------
                                                                               7,143,236
DIVERSIFIED CONSUMER SERVICES--0.6%
Service Corp. International, 6.75% Sr. Unsec.
   Nts., 4/1/15                                              2,020,000         1,772,550
HOTELS, RESTAURANTS & LEISURE--11.2%
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13(6)                  1,655,000         1,352,963
Greektown Holdings, Inc., 10.75% Sr. Nts.,
   12/1/13(6, 7)                                             2,525,000         1,754,875
Harrah's Operating Co., Inc., 10.75% Sr. Unsec.
   Nts., 2/1/16(6)                                           4,070,000         2,096,050
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub.
   Nts., 3/1/14                                              5,255,000         3,547,125
Mashantucket Pequot Tribe, 8.50% Bonds, Series A,
   11/15/15(6)                                               3,460,000         2,266,300
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                              2,020,000         1,414,000
8.375% Sr. Unsec. Sub. Nts., 2/1/11                          2,200,000         1,809,500
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                         1,925,000         1,607,375
8% Sr. Sub. Nts., 4/1/12                                     3,415,000         2,919,825
Park Place Entertainment Corp., 7.875% Sr. Sub.
   Nts., 3/15/10                                             5,445,000         4,260,713
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub.
   Nts., 3/15/12                                             2,970,000         2,884,613
Pokagon Gaming Authority, 10.375% Sr. Nts.,
   6/15/14(6)                                                1,000,000         1,017,500
Station Casinos, Inc., 6.50% Sr. Unsec. Sub.
   Nts., 2/1/14                                              5,860,000         1,758,000
Trump Entertainment Resorts, Inc., 8.50% Sec.
   Nts., 6/1/15                                              1,350,000           560,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
   6.625% Nts., 12/1/14                                      4,345,000         3,725,838
                                                                         ---------------
                                                                              32,974,927
HOUSEHOLD DURABLES--2.2%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09(5)              1,890,000         1,795,500
Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17             1,930,000         1,616,375
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                            545,000           310,650
8.875% Sr. Sub. Nts., 4/1/12                                 1,275,000           816,000
KB Home, 8.625% Sr. Sub. Nts., 12/15/08                        150,000           150,750


                       5 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                       ---------------   ---------------
HOUSEHOLD DURABLES CONTINUED
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11               $     1,110,000   $     1,071,150
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14                                 220,000            86,900
10.75% Sr. Nts., 4/1/13(5)                                   1,510,000           656,850
                                                                         ---------------
                                                                               6,504,175
LEISURE EQUIPMENT & PRODUCTS--0.4%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec.
   Nts., 2/1/13                                              1,370,000         1,164,500
MEDIA--11.0%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub.
   Nts., 12/15/12                                              565,000           485,900
AMC Entertainment, Inc., 8% Sr. Unsec. Sub.
   Nts., 3/1/14                                                990,000           856,350
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11(5)                         32,724            23,070
8.875% Sr. Unsec. Sub. Nts., 1/15/11                           875,000           608,125
CCH I LLC/CCH I Capital Corp., 11% Sr. Sec.
   Nts., 10/1/15                                             2,510,000         1,669,150
Cinemark, Inc., 0%/9.75% Sr. Unsec. Nts.,
   3/15/14(5, 8)                                             2,025,000         1,956,656
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub.
   Nts., Series B, 4/1/11                                      450,000           434,250
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                        130,000           115,375
9.875% Sr. Sub. Nts., 8/15/13                                  520,000           323,700
Dex Media, Inc., 0%/9% Unsec. Nts., 11/15/13(8)                250,000           116,250
EchoStar DBS Corp., 6.375% Sr. Unsec. Nts.,
   10/1/11                                                   2,375,000         2,190,938
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                   3,045,000           844,988
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                         1,167,000           971,528
7.25% Sr. Unsec. Sub. Nts., 1/1/13                           1,505,000         1,369,550
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13           2,155,000         1,691,675
Marquee Holdings, Inc., 9.505% Sr. Nts., 8/15/14(1)          2,180,000         1,618,650
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                 1,460,000           445,300
6.875% Sr. Unsec. Sub. Nts., 10/1/13                         2,510,000           765,550
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Unsec. Sub. Nts., 8/1/16(8)                    1,090,000           713,950
10% Sr. Unsec. Nts., 8/1/14                                  3,230,000         3,084,650
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                      2,745,000         2,312,663
R.H. Donnelley Corp.:
6.875% Sr. Nts., 1/15/13                                     1,780,000           703,100
6.875% Sr. Nts., Series A-2, 1/15/13                         1,960,000           774,200
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts.,
   Series B, 7/1/11                                            800,000           658,000
Rainbow National Services LLC, 8.75% Sr. Nts.,
   9/1/12(6)                                                 1,040,000         1,045,200
Sinclair Broadcast Group, Inc., 8% Sr. Unsec.
   Sub. Nts., 3/15/12                                        2,700,000         2,612,250
Videotron Ltd., 9.125% Sr. Nts., 4/15/18(6)                    970,000           984,550
Virgin Media Finance plc, 8.75% Sr. Unsec.
   Nts., 4/15/14                                             1,385,000         1,170,325
Warner Music Group Corp., 7.375% Sr. Sub. Bonds,
   4/15/14                                                     800,000           598,000
WMG Holdings Corp., 0%/9.50% Sr. Nts., 12/15/14(8)           2,365,000         1,312,575
                                                                         ---------------
                                                                              32,456,468
MULTILINE RETAIL--0.4%
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08(5)             1,125,000         1,127,813


                       6 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                       ---------------   ---------------
SPECIALTY RETAIL--1.9%
Claire's Stores, Inc., 10.50% Sr. Unsec. Sub.
   Nts., 6/1/17                                        $     5,355,000   $     1,820,700
GameStop Corp., 8% Sr. Unsec. Nts., 10/1/12                  1,060,000         1,070,600
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                              1,630,000         1,544,425
10.50% Sr. Unsec. Sub. Nts., 11/15/16                        1,245,000         1,188,975
                                                                         ---------------
                                                                               5,624,700
TEXTILES, APPAREL & LUXURY GOODS--0.8%
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub.
   Nts., 1/15/15                                             2,930,000         2,461,200
CONSUMER STAPLES--6.5%
BEVERAGES--0.8%
Constellation Brands, Inc.:
8.125% Sr. Sub. Nts., 1/15/12                                1,245,000         1,213,875
8.375% Sr. Nts., 12/15/14(5)                                 1,095,000         1,089,525
                                                                         ---------------
                                                                               2,303,400
FOOD & STAPLES RETAILING--2.2%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31               3,560,000         3,310,170
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31             3,105,000         3,261,085
Real Time Data Co., 11% Nts., 5/31/09(5), (7),
   (9), (10)                                                   476,601                --
                                                                         ---------------
                                                                               6,571,255
FOOD PRODUCTS--2.3%
Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12              1,325,000         1,318,375
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                 420,000           371,700
8.625% Sr. Nts., 5/1/09                                        687,000           659,520
8.875% Sr. Unsec. Nts., 3/15/11                                146,000           123,370
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp., 10.625% Sr. Sub. Nts., 4/1/17                 2,475,000         1,868,625
Smithfield Foods, Inc.:
7% Sr. Nts., 8/1/11                                          1,330,000         1,163,750
8% Sr. Nts., Series B, 10/15/09                              1,360,000         1,326,000
                                                                         ---------------
                                                                               6,831,340
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub.
   Nts., 12/15/12                                              210,000           199,500
PERSONAL PRODUCTS--0.3%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub.
   Nts., 1/15/14                                             1,110,000         1,015,650
TOBACCO--0.8%
Reynolds American, Inc., 7.25% Sr. Sec. Nts.,
   6/1/13                                                    2,265,000         2,329,804
ENERGY--14.4%
ENERGY EQUIPMENT & SERVICES--1.6%
Helix Energy Solutions Group, Inc., 9.50% Sr.
   Unsec. Nts., 1/15/16(6)                                   1,915,000         1,800,100
Key Energy Services, Inc., 8.375% Sr. Nts.,
   12/1/14(6)                                                1,740,000         1,679,100
Pride International, Inc., 7.375% Sr. Unsec.
   Nts., 7/15/14                                             1,385,000         1,329,600
                                                                         ---------------
                                                                               4,808,800
OIL, GAS & CONSUMABLE FUELS--12.8%
Atlas Energy Resources LLC, 10.75% Sr. Nts.,
   2/1/18(6)                                                 3,035,000         2,746,675
Atlas Pipeline Partners LP, 8.125% Sr. Unsec.
   Nts., 12/15/15                                            2,185,000         2,021,125
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16            1,035,000           879,750


                       7 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                       ---------------   ---------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Chesapeake Energy Corp., 6.875% Sr. Unsec.
   Nts., 1/15/16                                       $     3,535,000   $     3,243,363
Copano Energy LLC/Copano Energy Finance Corp.,
   7.75% Sr. Nts., 6/1/18(6)                                 2,940,000         2,587,200
Denbury Resources, Inc., 7.50% Sr. Sub. Nts.,
   12/15/15                                                  2,410,000         2,229,250
Enterprise Products Operating LP, 8.375% Jr. Sub.
   Nts., 8/1/66(1)                                           4,520,000         4,193,385
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                     1,945,000         1,847,750
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec.
   Nts., 8/15/33                                             4,022,000         3,673,369
Newfield Exploration Co., 6.625% Sr. Unsec. Sub.
   Nts., 9/1/14                                              1,935,000         1,751,175
Peabody Energy Corp., 6.875% Sr. Unsec. Nts.,
   Series B, 3/15/13                                         1,095,000         1,062,150
Quicksilver Resources, Inc.:
7.125% Sr. Sub. Nts., 4/1/16                                 2,215,000         1,816,300
8.25% Sr. Unsec. Nts., 8/1/15                                  935,000           860,200
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                                1,520,000         1,208,400
7.50% Sr. Sec. Nts., 11/30/16                                2,200,000         1,727,000
Tesoro Corp., 6.625% Sr. Unsec. Nts., 11/1/15                2,000,000         1,640,000
Williams Cos., Inc. (The):
7.625% Nts., 7/15/19                                         2,000,000         1,971,580
8.125% Sr. Unsec. Nts., 3/15/12                              2,020,000         2,042,180
Williams Holdings of Delaware, Inc., 6.50% Nts.,
   12/1/08(5)                                                  300,000           299,616
                                                                         ---------------
                                                                              37,800,468
FINANCIALS--12.7%
CAPITAL MARKETS--2.9%
Berry Plastics Holding Corp., 8.875% Sr. Sec.
   Nts., 9/15/14                                             3,205,000         2,515,925
Goldman Sachs Capital, Inc. (The), 6.345% Sub.
   Bonds, 2/15/34                                            5,675,000         3,730,700
Lehman Brothers Holdings, Inc., 7.50% Sub.
   Nts., 5/11/38(7)                                          5,341,000            26,705
Morgan Stanley, 5.95% Sr. Unsec. Nts., Series F,
   12/28/17                                                  2,490,000         1,562,273
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts.,
   9/1/16                                                      990,000           715,275
                                                                         ---------------
                                                                               8,550,878
COMMERCIAL BANKS--6.6%
Barclays Bank plc, 6.278% Perpetual Bonds(11)                9,640,000         7,057,251
HBOS plc, 6.413% Sub. Perpetual Bonds, Series
   A(6, 11)                                                 10,200,000         5,755,217
HSBC Finance Capital Trust IX, 5.911% Nts.,
   11/30/35(1)                                               8,900,000         6,690,486
                                                                         ---------------
                                                                              19,502,954
CONSUMER FINANCE--1.0%
SLM Corp., 4.50% Nts., Series A, 7/26/10                     3,945,000         2,999,857
DIVERSIFIED FINANCIAL SERVICES--1.7%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec.
   Nts., 10/1/12(5, 8)                                         200,000           193,000
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K(11)                        830,000           657,841
8.125% Perpetual Bonds, Series M(11)                           285,000           230,619
Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57(1)                              585,000           436,013
8.40% Perpetual Bonds, Series E(11)                          2,345,000         1,599,079


                       8 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                       ---------------   ---------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
JPMorgan Chase & Co., 7.90% Perpetual Bonds,
   Series 1(11)                                        $     2,195,000   $     1,852,868
                                                                         ---------------
                                                                               4,969,420
INSURANCE--0.4%
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds,
   12/15/66(1)                                               1,210,000           754,644
Prudential Holdings LLC, 8.695% Bonds, Series
   C, 12/18/23(6)                                              210,000           243,316
Prudential Insurance Co. of America, 8.30%
   Nts., 7/1/25(6)                                             160,000           177,869
                                                                         ---------------
                                                                               1,175,829
REAL ESTATE INVESTMENT TRUSTS--0.1%
iStar Financial, Inc., 3.369% Sr. Unsec. Nts.,
   3/16/09(1)                                                  415,000           345,507
HEALTH CARE--9.8%
HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
Bausch & Lomb, Inc., 9.875% Sr. Unsec. Nts.,
   11/1/15(6)                                                1,190,000         1,133,475
Biomet, Inc., 10% Sr. Unsec. Bonds, 10/15/17                 1,290,000         1,322,250
Novelis, Inc., 7.25% Sr. Unsec. Nts.,
   2/15/15(1)                                                2,060,000         1,802,500
Universal Hospital Services, Inc., 8.50% Sr.
   Sec. Nts., 6/1/15(10)                                     1,850,000         1,734,375
                                                                         ---------------
                                                                               5,992,600
HEALTH CARE PROVIDERS & SERVICES--7.1%
Catalent Pharma Solutions, Inc., 9.50% Sr.
   Unsec. Nts., 4/15/15(10)                                  2,405,000         1,875,900
Community Health Systems, Inc., 8.875% Sr.
   Unsec. Nts., 7/15/15                                      1,540,000         1,470,700
DaVita, Inc., 6.625% Sr. Unsec. Nts., 3/15/13                3,275,000         3,127,625
Fresenius Medical Care Capital Trust IV,
   7.875% Sr. Sub. Nts., 6/15/11                             1,305,000         1,324,575
HCA, Inc.:
6.375% Nts., 1/15/15                                         2,490,000         1,973,325
9.25% Sr. Sec. Nts., 11/15/16                                1,545,000         1,506,375
HealthSouth Corp., 10.75% Sr. Unsec. Nts.,
   6/15/16(5)                                                2,185,000         2,217,775
Select Medical Corp., 7.625% Sr. Unsec. Sub.
   Nts., 2/1/15                                              2,410,000         1,964,150
US Oncology Holdings, Inc., 8.334% Sr. Unsec.
   Nts., 3/15/12(1, 10)                                      1,057,422           814,215
US Oncology, Inc., 9% Sr. Unsec. Nts., 8/15/12               1,995,000         2,004,975
Vanguard Health Holding Co. I LLC, 0%/11.25%
   Sr. Nts., 10/1/15(8)                                      3,085,000         2,683,950
                                                                         ---------------
                                                                              20,963,565
PHARMACEUTICALS--0.6%
DJO Finance LLC/DJO Finance Corp., 10.875% Sr.
   Unsec. Nts., 11/15/14                                     1,915,000         1,843,188
INDUSTRIALS--6.8%
AEROSPACE & DEFENSE--2.3%
Alliant Techsystems, Inc., 6.75% Sr. Sub.
   Nts., 4/1/16                                                660,000           620,400
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts.,
   7/1/18                                                      930,000           904,425
DRS Technologies, Inc., 6.625% Sr. Nts., 2/1/16              2,185,000         2,217,775
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                             2,105,000         1,915,550
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15              1,160,000         1,073,000
                                                                         ---------------
                                                                               6,731,150


                       9 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                       ---------------   ---------------
BUILDING PRODUCTS--0.3%
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts.,
   9/1/14                                              $     1,495,000   $       859,625
COMMERCIAL SERVICES & SUPPLIES--1.8%
Allied Waste North America, Inc., 7.375% Sr.
   Sec. Nts., Series B, 4/15/14                              2,405,000         2,350,888
American Pad & Paper Co., 13% Sr. Sub. Nts.,
   Series B, 11/15/05(5, 7, 9)                                 200,000                --
Corrections Corp. of America, 7.50% Sr. Nts.,
   5/1/11                                                      830,000           831,038
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub.
   Nts., 4/1/13                                              2,120,000         2,098,800
                                                                         ---------------
                                                                               5,280,726
INDUSTRIAL CONGLOMERATES--0.1%
MetLife Capital Trust X, 9.25% Sec. Bonds,
   4/8/68(1)                                                   200,000           189,913
ROAD & RAIL--1.5%
Avis Budget Car Rental LLC, 7.625% Sr. Unsec.
   Unsub. Nts., 5/15/14                                      3,875,000         2,470,313
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                  90,000            78,075
10.50% Sr. Unsec. Sub. Nts., 1/1/16                          1,570,000         1,318,800
Kansas City Southern Railway Co. (The), 7.50%
   Sr. Nts., 6/15/09                                           500,000           502,500
                                                                         ---------------
                                                                               4,369,688
TRADING COMPANIES & DISTRIBUTORS--0.8%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14              3,580,000         2,523,900
INFORMATION TECHNOLOGY--0.6%
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub.
   Nts., 1/15/07(5, 7, 9)                                    1,150,000                12
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts.,
   12/15/09(5), (7), (9)                                       844,866 EUR            --
NorthPoint Communications Group, Inc., 12.875%
   Nts., 2/15/10(5, 7, 9)                                      240,208                --
                                                                         ---------------
IT SERVICES--0.6%
Fiserv, Inc., 6.125% Sr. Unsec. Unsub. Nts.,
   11/20/12                                                  1,925,000         1,868,286
MATERIALS--7.5%
CHEMICALS--1.2%
Koppers Industry, Inc., 9.875% Sr. Sec. Nts.,
   10/15/13(5)                                                 800,000           828,000
Momentive Performance Materials, Inc.:
9.75% Sr. Unsec. Nts., 12/1/14(6)                            1,630,000         1,295,850
11.50% Sr. Unsec. Sub. Nts., 12/1/16                         1,905,000         1,304,925
Mosaic Co. (The), 7.375% Sr. Nts., 12/1/14(6)                  270,000           279,728
                                                                         ---------------
                                                                               3,708,503
CONSTRUCTION MATERIALS--0.5%
NTK Holdings, Inc., 0%/10.75% Sr. Unsec. Nts.,
   3/1/14(8)                                                 3,235,000         1,407,225
CONTAINERS & PACKAGING--2.6%
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15               2,740,000         2,685,200
Graham Packaging Co., Inc., 9.875% Sr. Unsec.
   Sub. Nts., 10/15/14                                       2,755,000         2,410,625
Graphic Packaging International Corp., 8.50%
   Sr. Nts., 8/15/11                                         2,680,000         2,559,400
                                                                         ---------------
                                                                               7,655,225


                      10 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                       ---------------   ---------------
METALS & MINING--2.6%
Freeport-McMoRan Copper & Gold, Inc., 8.375%
   Sr. Nts., 4/1/17                                    $     4,270,000   $     4,212,231
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                1,600,000         1,691,456
Steel Dynamics, Inc., 7.375% Sr. Unsec. Unsub.
   Nts., 11/1/12                                             1,945,000         1,789,400
                                                                         ---------------
                                                                               7,693,087
PAPER & FOREST PRODUCTS--0.6%
NewPage Corp., 10% Sr. Sec. Nts., 5/1/12                     1,895,000         1,705,500
TELECOMMUNICATION SERVICES--7.5%
DIVERSIFIED TELECOMMUNICATION SERVICES--5.2%
Citizens Communications Co., 6.25% Sr. Nts.,
   1/15/13                                                   4,625,000         4,353,281
FairPoint Communications, Inc., 13.125% Sr.
   Nts., 4/1/18                                              2,835,000         2,594,025
PSINet, Inc., 10.50% Sr. Unsec. Nts.,
   12/1/06(5, 7, 9)                                          1,000,000 EUR            --
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12              4,255,000         4,191,175
Teligent, Inc., 11.50% Sr. Nts.,
   12/1/08(5, 7, 9)                                            400,000                --
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                        2,735,000         2,611,925
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                        1,800,000         1,669,500
Winstar Communications, Inc., 12.75% Sr. Nts.,
   4/15/10(5, 7, 9)                                          1,000,000                --
                                                                         ---------------
                                                                              15,419,906
WIRELESS TELECOMMUNICATION SERVICES--2.3%
American Tower Corp., 7.50% Sr. Nts., 5/1/12                 1,840,000         1,821,600
CellNet Data Systems, Inc., Sr. Unsec. Nts.,
   10/1/07(5, 7, 9)                                          1,834,000                --
Nextel Communications, Inc., 7.375% Sr. Nts.,
   Series D, 8/1/15                                          3,025,000         1,997,631
Sprint Capital Corp., 8.75% Nts., 3/15/32                    3,785,000         2,958,507
                                                                         ---------------
                                                                               6,777,738
UTILITIES--1.4%
ELECTRIC UTILITIES--1.0%
Edison Mission Energy, 7% Sr. Unsec. Nts.,
   5/15/17                                                   3,105,000         2,810,025
ENERGY TRADERS--0.1%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series
   A, 11/30/19                                                 342,055           342,055
GAS UTILITIES--0.3%
Ferrellgas Escrow LLC/Ferrellgas Finance
   Escrow Corp., 6.75% Sr. Unsec. Nts., 5/1/14                 115,000            94,300
Ferrellgas Partners LP, 6.75% Sr. Nts,,
   5/1/14(6)                                                   885,000           725,700
                                                                         ---------------
                                                                                 820,000
                                                                         ---------------
Total Corporate Bonds and Notes (Cost $361,221,391)                          295,850,186

                                                            SHARES
                                                       ---------------
PREFERRED STOCKS--0.3%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable,
   Non-Vtg.(5, 9, 10)                                           13,764                --
Eagle-Picher Holdings, Inc., 11.75% Cum.
   Exchangeable, Series B, Non-Vtg.(5, 9)                        8,000                --
Fannie Mae, 8.25% Non-Cum. Sub., Series S,
   Non-Vtg.                                                    160,075           348,964
ICG Holdings, Inc., 14.25% Exchangeable,
   Non-Vtg.(5, 9, 10)                                              342                --


                      11 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                            SHARES            VALUE
                                                       ---------------   ---------------
Sovereign Real Estate Investment Trust, 12%
   Non-Cum., Series A(5)                                           545   $       415,563
                                                                         ---------------
Total Preferred Stocks (Cost $5,592,570)                                         764,527
COMMON STOCKS--1.0%
AT&T, Inc.                                                      54,174         1,512,538
Global Aero Logistics, Inc.(5, 9)                                4,647             4,647
Revlon, Inc., Cl. A(9)                                         105,054         1,560,052
                                                                         ---------------
Total Common Stocks (Cost $3,608,650)                                          3,077,237

                                                            UNITS
                                                       ---------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Global Aero Logistics, Inc. Wts., Strike Price
   $10, Exp.
   2/28/11(5, 9) (Cost $4,339)                                     570                 6

                                                            SHARES
                                                       ---------------
INVESTMENT COMPANY--2.5%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 3.15%(12, 13) (Cost $7,490,736)                    7,490,736         7,490,736
TOTAL INVESTMENTS, AT VALUE (COST $434,286,396)                  121.2%      357,719,288
LIABILITIES IN EXCESS OF OTHER ASSETS                            (21.2)      (62,584,180)
                                                       ---------------   ---------------
Net Assets                                                       100.0%  $   295,135,108
                                                       ===============   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

EUR  Euro

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $4,572,932 or 1.55% of the Fund's net assets as of September 30, 2008.

(3.) When-issued security or delayed delivery to be delivered and settled after September 30, 2008. See accompanying Notes.

(4.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $700,070. See accompanying Notes.

(5.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $11,770,708, which represents 3.99% of the Fund's net assets. See accompanying Notes.

(6.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $28,941,668 or 9.81% of the Fund's net assets as of September 30, 2008.

(7.) Issue is in default. See accompanying Notes.

(8.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(9.) Non-income producing security.

(10.) Interest or dividend is paid-in-kind, when applicable.

(11.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(12.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                                                           SHARES            GROSS         GROSS          SHARES
                                                     DECEMBER 31, 2007     ADDITIONS    REDUCTIONS   SEPTEMBER 30, 2008
                                                     -----------------   -----------   -----------   -------------------
Oppenheimer Institutional Money Market Fund, Cl. E          10,989,620   164,486,868   167,985,752         7,490,736

                                                        VALUE       INCOME
                                                     ----------    --------
Oppenheimer Institutional Money Market Fund, Cl. E   $7,490,736    $239,601


                      12 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

(13.) Rate shown is the 7-day yield as of September 30, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                          $ 10,978,889     $     24,211
Level 2--Other Significant Observable Inputs     345,203,982      (54,894,480)
Level 3--Significant Unobservable Inputs           1,536,417               --
                                                ------------     ------------
   Total                                        $357,719,288     $(54,870,269)
                                                ============     ============

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                                                  UNREALIZED
                                         NUMBER OF   EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION          BUY/SELL   CONTRACTS      DATE         VALUE      (DEPRECIATION)
---------------------------   --------   ---------   ----------   -----------   --------------
Standard & Poor's 500 Index     Sell          5        12/18/08   $ 1,459,250     $ 101,260
U.S. Long Bonds, 20 yr.          Buy        116        12/19/08    13,591,938      (258,852)
U.S. Treasury Nts., 2 yr.       Sell        178        12/31/08    37,991,875      (147,749)
U.S. Treasury Nts., 5 yr.       Sell          5        12/31/08       561,172        (2,236)
U.S. Treasury Nts., 5 yr.        Buy         10        12/31/08     1,122,344         3,572
U.S. Treasury Nts., 10 yr.      Sell         99        12/19/08    11,347,875        58,642
                                                                                  ---------
                                                                                  $(245,363)
                                                                                  =========

CREDIT DEFAULT SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                                               PAY/                     UPFRONT
                                                       BUY/SELL    NOTIONAL   RECEIVE                   PAYMENT
SWAP                                                    CREDIT      AMOUNT     FIXED    TERMINATION    RECEIVED/
COUNTERPARTY         REFERENCE ENTITY                 PROTECTION    (000S)      RATE        DATE         (PAID)         VALUE
------------------  -------------------------------  -----------  ---------  --------  ------------  ------------  -------------
Barclays Bank plc:
                     ABX.HE.AA.06-2 Index                Sell       $1,760     0.170%      5/25/46    $ 1,361,567   $ (1,360,946)
                     American International Group,
                        Inc.                             Sell          140     3.000       3/20/09             --         (3,759)
                     American International Group,
                        Inc.                             Sell          260     4.000       3/20/09             --         (5,748)
                     American International Group,
                        Inc.                             Sell          170     5.350       3/20/09             --         (2,669)


                      13 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                     Capmark Financial Group, Inc.       Sell          160     5.000       6/20/12         44,800        (54,925)
                     Citigroup, Inc.                     Sell           75    10.500       6/20/09             --         (2,673)
                     Dillard's, Inc.                     Sell          745     1.900      12/20/08             --         (7,045)
                     HCP, Inc.                           Sell          285     4.600       3/20/09             --            230
                     iStar Financial, Inc.               Sell          345     4.400      12/20/12             --       (128,783)
                     Kohl's Corp.                         Buy          210     1.180       6/20/18             --          2,716
                     Kohl's Corp.                        Sell          210     1.080       6/20/13             --         (1,089)
                     Kohl's Corp.                        Sell          205     0.900       6/20/13             --         (2,616)
                     Kohl's Corp.                         Buy          205     1.040       6/20/18             --          4,767
                     Merrill Lynch & Co., Inc.           Sell          720     4.150       9/20/09             --            866
                     Nalco Co.                           Sell          420     4.500       9/20/13             --          9,524
                     R.H. Donnelley Corp.                Sell          450     5.000       9/20/10         81,000        (79,284)
                     Six Flags, Inc.                     Sell          375     8.250      12/20/08             --         (4,408)
                     Station Casinos, Inc.               Sell          505     5.000       6/20/13         90,900       (212,146)
                     The Goldman Sachs Group, Inc.       Sell          355     5.750      12/20/09             --            927
                     XL Capital Ltd.                     Sell          425     3.550       9/20/09             --            216
                                                                                                      -----------   ------------
                                                                                                        1,578,267     (1,846,845)
                                                                                                      -----------   ------------
Citibank NA, New
York:
                     Ambac Assurance Corp.               Sell        4,225     8.400      12/20/08             --       (129,713)
                     Cablevision Systems Corp.           Sell          160     3.100      12/20/10             --         (3,105)
                     Capmark Financial Group, Inc.       Sell        3,300     7.125      12/20/12             --     (1,033,784)
                     Capmark Financial Group, Inc.       Sell        1,485     9.700      12/20/12             --       (388,235)
                     Capmark Financial Group, Inc.       Sell        1,235     9.750      12/20/12             --       (321,633)
                     Ford Motor Credit Co.               Sell        1,700     2.320       3/20/12             --       (664,103)
                     Intelsat Ltd.                       Sell          550     4.300      12/20/08             --          2,434
                     Intelsat Ltd.                       Sell          545     5.000       3/20/09             --          5,667
                     Morgan Stanley                      Sell        1,555     7.800      12/20/13             --       (143,089)
                     Nalco Co.                           Sell          435     3.600       9/20/12             --          2,423
                     Nalco Co.                           Sell          455     4.170       9/20/13             --          4,381
                     Owens-Illinois, Inc.                Sell          500     2.500       6/20/13             --         (2,015)
                     Reliant Energy, Inc.                Sell          465     2.450       9/20/11             --        (33,013)
                     Reliant Energy, Inc.                Sell        1,070     2.600       9/20/11             --        (71,900)
                     Reliant Energy, Inc.                Sell        1,035     3.900       9/20/11             --        (35,470)
                     Smurfit-Stone Container
                     Enterprises, Inc.                   Sell          145     8.000      12/20/13             --            118
                     Tribune Co.                         Sell          525     5.000       3/20/10        168,000       (140,716)
                     Tribune Co.                         Sell          540     5.000       3/20/10        176,850       (144,736)
                     Tribune Co.                         Sell          540     5.000       3/20/10        178,200       (144,736)
                     Tribune Co.                         Sell          555     5.000       3/20/10        194,250       (148,757)
                     Univision Communications, Inc.      Sell          435     5.000      12/20/09         30,450        (29,458)
                                                                                                      -----------   ------------
                                                                                                          747,750     (3,419,440)
                                                                                                      -----------   ------------
Credit Suisse
International:
                     Aramark Corp.                       Sell          705     6.000       3/20/13             --         38,688
                     Aramark Corp.                       Sell           60     4.750      12/20/13             --             (3)
                     Capmark Financial Group, Inc.       Sell        1,060     3.500       6/20/12             --       (394,134)
                     Capmark Financial Group, Inc.       Sell        1,120     5.200      12/20/12             --       (394,256)
                     Capmark Financial Group, Inc.       Sell          550     6.250      12/20/12             --       (181,984)
                     CDX.NA.IG.10 Index                   Buy        4,020     1.550       6/20/13         26,217         40,793
                     Charter Communications
                        Holdings LLC                      Buy          175     7.000       9/20/10             --         21,032
                     Charter Communications
                        Holdings LLC                     Sell          175     5.000       9/20/17         35,000       (100,523)
                     Charter Communications
                        Holdings LLC                      Buy          635     5.000       9/20/10        (40,481)        95,918
                     Charter Communications
                        Holdings LLC                     Sell          635     5.000       9/20/17        127,000       (364,756)
                     Eastman Kodak Co.                    Buy          905     3.700      12/20/18             --          1,287
                     Eastman Kodak Co.                   Sell          905     3.650      12/20/13             --           (378)
                     El Paso Corp.                       Sell          505     2.800       3/20/18             --        (16,327)
                     Ford Motor Credit Co.               Sell        4,100     2.385       3/20/12             --     (1,596,827)
                     Ford Motor Credit Co.               Sell          875     2.550       3/20/12             --       (338,169)
                     GMAC LLC                            Sell        1,810     1.390       3/20/17             --     (1,066,049)
                     GMAC LLC                            Sell        1,915     5.000       3/20/09        277,675       (273,994)
                     Harrah's Operating Co., Inc.        Sell        1,160     5.000       3/20/10         73,950       (142,555)
                     Intelsat Ltd.                       Sell          555     4.400       3/20/09             --          4,151
                     Intelsat Ltd.                       Sell           55     5.750       3/20/09             --            773


                      14 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                     iStar Financial, Inc.               Sell          135     4.000      12/20/12             --        (51,467)
                     iStar Financial, Inc.               Sell          845     4.150      12/20/12             --       (319,625)
                     iStar Financial, Inc.               Sell          185    12.000       3/20/09             --        (17,179)
                     Massey Energy Co.                   Sell          460     5.000       3/20/13             --         17,233
                     Massey Energy Co.                   Sell          210     5.000       3/20/13             --          7,867
                     Merrill Lynch & Co., Inc.           Sell          360     4.150       9/20/09             --            433
                     MGM Mirage                          Sell          440     8.400      12/20/13             --        (14,067)
                     Morgan Stanley                      Sell          495     7.800      12/20/13             --        (45,549)
                     Nalco Co.                           Sell          860     3.400       9/20/12             --         (1,013)
                     Nalco Co.                           Sell          425     3.600       9/20/12             --          2,367
                     Owens-Illinois, Inc.                Sell          290     2.500       6/20/13             --         (1,169)
                     Rite Aid Corp.                      Sell          395     7.500       3/20/09             --        (18,194)
                     Sprint Nextel Corp.                 Sell          825     6.300       3/20/09             --         10,873
                     Tenet Healthcare Corp.              Sell        1,940     4.050      12/20/08             --          6,340
                     Tribune Co.                         Sell          545     6.350      12/20/08             --        (15,684)
                     Tribune Co.                         Sell           40     5.000      12/20/09          8,800         (9,553)
                     Tribune Co.                         Sell          170     5.000      12/20/09         39,100        (40,695)
                     TXU Corp.                           Sell          925     1.530       6/20/11             --       (124,707)
                     TXU Corp.                           Sell          410     1.610       6/20/11             --        (54,541)
                     TXU Corp.                           Sell          125     5.910      12/20/12             --         (9,671)
                     TXU Corp.                           Sell          115     6.050      12/20/12             --         (8,412)
                     TXU Corp.                           Sell          125     6.000      12/20/12             --         (9,332)
                     Univision Communications, Inc.      Sell        1,265    14.600       3/20/09             --         46,680
                     Vornado Realty LP                   Sell          190     3.600       3/20/09             --          2,960
                     Wachovia Corp.                      Sell          410     1.000       3/20/09             --         (8,787)
                                                                                                      -----------   ------------
                                                                                                          547,261     (5,322,205)
                                                                                                      -----------   ------------
Deutsche Bank AG:
                     ABX.HE.AA.06-2 Index                Sell        1,080     0.170       5/25/46        129,590       (835,126)
                     American International Group,
                        Inc.                             Sell          325     4.000       3/20/09             --         (7,185)
                     CDX.NA.HY.10 Index                  Sell        4,410     5.000       6/20/13        394,450       (384,633)
                     CDX.NA.HY.10 Index                  Sell        4,385     5.000       6/20/13        408,049       (507,274)
                     Cemex                               Sell          190     2.000       3/20/09             --             40
                     Countrywide Home Loans, Inc.        Sell        1,010     8.500      12/20/08             --         14,262
                     Countrywide Home Loans, Inc.        Sell        2,210     9.000      12/20/08             --         33,901
                     Countrywide Home Loans, Inc.        Sell        2,215     9.750      12/20/08             --         38,029
                     CVRD Inco Ltd.                       Buy          840     0.630       3/20/17             --         36,254
                     Ford Motor Co.                      Sell        2,335     6.000      12/20/16             --       (928,003)
                     Ford Motor Co.                      Sell        3,440     5.850      12/20/16             --     (1,378,774)
                     Ford Motor Co.                      Sell        2,750     5.800      12/20/16             --     (1,105,312)
                     Ford Motor Co.                      Sell          550     8.200       3/20/18             --       (170,919)
                     Ford Motor Credit Co.               Sell        2,805     2.390       3/20/12             --     (1,092,209)
                     Ford Motor Credit Co.               Sell        1,360     2.340       3/20/12             --       (530,789)
                     General Motors Corp.                Sell        1,865     4.750      12/20/16             --     (1,001,460)
                     General Motors Corp.                Sell        2,200     4.680      12/20/16             --     (1,182,709)
                     GMAC LLC                            Sell        1,820     1.370       3/20/17             --     (1,073,311)
                     Intelsat Ltd.                       Sell          220     4.400       3/20/09             --          1,646
                     Intelsat Ltd.                       Sell          550     4.750       3/20/09             --          5,051
                     Intelsat Ltd.                       Sell          325     5.000       3/20/09             --          3,380
                     iStar Financial, Inc.               Sell        3,955     2.925      12/20/08             --       (265,859)
                     iStar Financial, Inc.               Sell        2,305     3.000      12/20/08             --       (154,545)
                     iStar Financial, Inc.               Sell        2,355     5.850      12/20/08             --       (142,376)
                     iStar Financial, Inc.               Sell          805     4.320      12/20/12             --       (301,775)
                     iStar Financial, Inc.               Sell        1,020     4.500      12/20/12             --       (378,723)
                     iStar Financial, Inc.               Sell        1,035     4.000      12/20/12             --       (394,580)
                     iStar Financial, Inc.               Sell          460    12.000       3/20/09             --        (42,715)
                     Jones Apparel Group, Inc.           Sell          210     2.720       6/20/13             --         (2,158)
                     Jones Apparel Group, Inc.            Buy          210     2.635       6/20/18             --          4,191
                     Kohl's Corp.                        Sell          205     1.180       6/20/13             --           (201)
                     Kohl's Corp.                         Buy          205     1.300       6/20/18             --            838
                     Liz Claiborne, Inc.                 Sell          765     3.250       6/20/09             --            425
                     MBIA, Inc.                          Sell        1,090     4.900      12/20/12             --       (287,155)
                     MGM Mirage                          Sell          890     1.150      12/20/09             --        (49,283)
                     Owens-Illinois, Inc.                Sell          140     2.500       6/20/13             --           (564)


                      15 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                     SLM Corp.                           Sell          580     2.010       9/20/09             --        (97,660)
                     Temple-Inland, Inc.                 Sell           95     3.000       9/20/09             --             36
                     The Goldman Sachs Group, Inc.       Sell          360     5.500      12/20/09             --            (97)
                     The Goldman Sachs Group, Inc.       Sell          285     5.450      12/20/09             --           (284)
                     Vale Overseas Ltd.                  Sell          840     1.050       3/20/17             --        (61,471)
                     Vornado Realty LP                   Sell          385     3.875       6/20/09             --          6,525
                     Wachovia Corp.                      Sell          905     1.000       3/20/09             --        (19,395)
                     Washington Mutual, Inc.             Sell          665     4.500      12/20/08             --       (239,471)
                     Washington Mutual, Inc.             Sell          435     4.500      12/20/08             --       (156,646)
                     XL Capital Ltd.                     Sell          485     3.550       9/20/09             --            246
                                                                                                      -----------   ------------
                                                                                                          932,089    (12,647,838)
                                                                                                      -----------   ------------
Goldman Sachs
Capital Markets LP:
                     ABX.HE.AA.06-2 Index                Sell          380     0.170       5/25/46         31,309       (293,841)
                     ABX.HE.AA.06-2 Index                Sell        1,810     0.170       5/25/46        714,907     (1,399,609)
                     CMBX.NA.AJ.3 Index                  Sell        2,300     1.470      12/13/49        282,773       (477,695)
                     CMBX.NA.AJ.4 Index                  Sell        2,300     0.960       2/17/51        396,689       (564,257)
                     General Motors Corp.                Sell        1,865     4.950      12/20/16             --       (998,163)
                     Nalco Co.                           Sell          455     4.250       9/20/13             --          5,820
                                                                                                      -----------   ------------
                                                                                                        1,425,678     (3,727,745)
                                                                                                      -----------   ------------
Goldman Sachs
International:
                     Dole Food Co., Inc.                  Buy        1,050     5.000       6/20/09        (34,125)        (5,800)
                     Dole Food Co., Inc.                 Sell        1,050     5.000       6/20/13        139,125       (143,928)
                     Dole Food Co., Inc.                  Buy          525     5.000       6/20/09        (17,063)        (2,900)
                     Dole Food Co., Inc.                 Sell          525     5.000       6/20/13         69,563        (71,964)
                     Dole Food Co., Inc.                 Sell          525     5.000       6/20/13         69,563        (71,964)
                     Dole Food Co., Inc.                  Buy          525     5.000       6/20/09        (17,063)        (2,900)
                     Dole Food Co., Inc.                  Buy          740     5.000       6/20/09        (27,750)        (4,087)
                     Dole Food Co., Inc.                 Sell          740     5.000       6/20/13         98,050       (101,435)
                     Ford Motor Co.                      Sell          500     6.400      12/20/17             --       (219,751)
                     General Motors Corp.                Sell          500     5.950      12/20/17             --       (272,753)
                     GMAC LLC                            Sell          910     1.390       3/20/17             --       (535,969)
                     GMAC LLC                            Sell        1,095     1.390       3/20/17             --       (644,930)
                     GMAC LLC                            Sell        1,030     1.370       3/20/17             --       (607,423)
                     GMAC LLC                            Sell        2,290     1.390       3/20/17             --     (1,348,757)
                     Idearc, Inc.                        Sell        1,915     5.000       9/20/09        201,075       (197,100)
                     iStar Financial, Inc.               Sell        2,310     3.950      12/20/12             --       (882,952)
                     Lehman Brothers Holdings, Inc.      Sell          730     0.800       9/20/10             --       (642,657)
                     Lennar Corp.                        Sell          870     2.900      12/20/08             --         (7,087)
                     MGM Mirage                          Sell          725     8.400      12/20/13             --        (23,178)
                     Nalco Co.                           Sell          465     3.700       9/20/12             --          4,158
                     Nalco Co.                           Sell          425     4.700       9/20/13             --         12,998
                     Nalco Co.                           Sell          760     4.700       9/20/13             --         23,243
                     R.H. Donnelley Corp.                Sell          430     9.000       3/20/09             --         (3,757)
                     R.H. Donnelley Corp.                Sell          650     5.000       9/20/10        143,000       (114,521)
                     Rite Aid Corp.                      Sell          715     8.060       3/20/09             --        (31,096)
                     Rite Aid Corp.                      Sell        1,390     5.000      12/20/09         99,038        (87,245)
                     Six Flags, Inc.                     Sell          350    10.850      12/20/08             --         (1,937)
                     Sprint Nextel Corp.                 Sell          295     6.300       3/20/09             --          3,888
                     Station Casinos, Inc.               Sell          315     5.000       6/20/13         55,519       (131,148)
                     Univision Communications, Inc.      Sell          980     5.000       6/20/09         98,000        (66,097)
                     Univision Communications, Inc.      Sell          270     5.000       6/20/09         29,700        (18,210)
                     Univision Communications, Inc.      Sell          465     5.000       6/20/09         27,900        (31,362)
                                                                                                      -----------   ------------
                                                                                                          934,532     (6,228,621)
                                                                                                      -----------   ------------
JPMorgan Chase Bank
NA, NY Branch:
                     CDX.NA.HY.10 Index                  Sell        2,720     5.000       6/20/13        243,289       (237,234)
                     CDX.NA.HY.10 Index                  Sell        2,275     5.000       6/20/13        211,701       (263,181)
                     CMBX.NA.AJ.3 Index                  Sell        1,000     1.470      12/13/49        119,886       (207,694)
                     CMBX.NA.AJ.4 Index                  Sell        1,000     0.960       2/17/51        169,360       (245,329)


                      16 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                     Constellation Brands, Inc.          Sell          475     3.970       9/20/13             --         13,856
                     Dean Foods Co.                      Sell          930     1.030       6/20/11             --        (57,950)
                     Dean Foods Co.                      Sell          930     1.060       6/20/11             --        (57,269)
                     Dean Foods Co.                      Sell          460     1.050       6/20/11             --        (28,439)
                     Dean Foods Co.                      Sell        1,200     1.080       6/20/11             --        (73,309)
                     Ford Motor Co.                      Sell        2,335     6.000      12/20/16             --       (928,003)
                     General Motors Corp.                Sell        2,760     4.750      12/20/16             --     (1,482,054)
                     Idearc, Inc.                        Sell          280     5.000       9/20/09         36,400        (28,819)
                     Morgan Stanley                      Sell        1,830     7.800      12/20/13             --       (168,394)
                     Nalco Co.                           Sell          425     4.650       9/20/13             --         12,158
                     Univision Communications, Inc.      Sell          750     5.000       6/20/09         97,500        (50,585)
                                                                                                      -----------   ------------
                                                                                                          878,136     (3,802,246)
                                                                                                      -----------   ------------
Merrill Lynch
International:
                     El Paso Corp.                       Sell          530     2.900       3/20/18             --        (13,789)
                     El Paso Corp.                       Sell        1,345     2.890       3/20/18             --        (35,842)
                     Ford Motor Co.                      Sell        3,825     5.300      12/20/12             --     (1,273,029)
                     General Motors Corp.                Sell        2,550     4.050      12/20/12             --     (1,268,517)
                        Reliant Energy, Inc.             Sell          420     2.050       9/20/11             --        (34,073)
                     Smurfit-Stone Container
                        Enterprises, Inc.                Sell          495     6.700       6/20/13             --        (24,272)
                     Smurfit-Stone Container
                        Enterprises, Inc.                Sell          710     6.800       6/20/13             --        (32,496)
                     Smurfit-Stone Container
                        Enterprises, Inc.                Sell          360     7.950      12/20/13             --           (337)
                     TXU Corp.                           Sell          925     1.530       6/20/11             --       (124,707)
                     TXU Corp.                           Sell          930     1.580       6/20/11             --       (124,339)
                     TXU Corp.                           Sell          925     1.590       6/20/11             --       (123,464)
                     TXU Corp.                           Sell        1,150     1.620       6/20/11             --       (152,722)
                     TXU Corp.                           Sell        1,310     2.060       6/20/11             --       (161,059)
                                                                                                      -----------   ------------
                                                                                                               --     (3,368,646)
                                                                                                      -----------   ------------
Morgan Stanley
Capital Services,
Inc.:
                     ABX.HE.AA.06-2 Index                Sell          380     0.170       5/25/46         30,359       (293,841)
                     ABX.HE.AA.06-2 Index                Sell          730     0.170       5/25/46         72,997       (564,483)
                     American International Group,
                        Inc.                             Sell          195     4.000       3/20/09             --         (4,311)
                     Aramark Corp.                       Sell          835     5.920       3/20/13             --         43,433
                     Capmark Financial Group, Inc.       Sell          530     7.400      12/20/12             --       (163,098)
                     Capmark Financial Group, Inc.       Sell          550     7.150      12/20/12             --       (172,021)
                     CMBX.NA.AJ.3 Index                  Sell        2,190     1.470      12/13/49        365,209       (454,849)
                     CMBX.NA.AJ.3 Index                  Sell        2,500     1.470      12/13/49        328,412       (521,875)
                     CMBX.NA.AJ.4 Index                  Sell        2,190     0.960       2/17/51        450,444       (537,271)
                     Ford Motor Co.                      Sell        2,335     6.150      12/20/16             --       (920,122)
                     Ford Motor Co.                      Sell          150     5.900      12/20/16             --        (59,952)
                     General Motors Corp.                Sell        1,865     4.900      12/20/16             --       (998,987)
                     General Motors Corp.                Sell          120     4.620      12/20/16             --        (64,575)
                     Intelsat Ltd.                       Sell          550     2.750      12/20/08             --            354
                     J.C. Penney Co., Inc.               Sell          385     1.300      12/20/17             --        (20,499)
                     J.C. Penney Co., Inc.               Sell          370     1.070      12/20/17             --        (25,443)
                     Jones Apparel Group, Inc.           Sell          425     3.200       6/20/13             --          3,661
                     Jones Apparel Group, Inc.            Buy          425     2.970       6/20/18             --           (889)
                     Kohl's Corp.                         Buy          555     0.660      12/20/17             --         32,517
                     Kohl's Corp.                         Buy          575     0.870      12/20/17             --         25,197
                     Lennar Corp.                        Sell        1,775     2.900      12/20/08             --        (14,460)
                     Liz Claiborne, Inc.                 Sell          415     3.100       6/20/13             --        (10,243)
                     Liz Claiborne, Inc.                  Buy          415     2.900       6/20/18             --         18,874
                     Louisiana-Pacific Corp.             Sell          375     6.250       9/20/09             --           (421)
                     Massey Energy Co.                   Sell          690     5.100       9/20/12             --         34,115
                     R.H. Donnelley Corp.                Sell          270     5.000       9/20/10         48,600        (47,570)
                     The Hartford Financial
                     Services Group, Inc.                Sell          195     2.400       3/20/09             --          1,332
                     Wachovia Corp.                      Sell        1,010     3.250       3/20/09             --         (6,843)
                                                                                                      -----------   ------------
                                                                                                        1,296,021     (4,722,270)
                                                                                                      -----------   ------------
UBS AG:
                     CDX.NA.HY.10 Index                  Sell        2,720     5.000       6/20/13        243,289       (237,234)


                      17 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                     CDX.NA.HY.10 Index                  Sell        1,515     5.000       6/20/13        140,979       (175,261)
                     iStar Financial, Inc.               Sell          550     4.560      12/20/12             --       (203,558)
                     Massey Energy Co.                   Sell          375     5.050       9/20/12             --         17,912
                     Massey Energy Co.                   Sell          430     5.100       9/20/12             --         21,260
                     Univision Communications, Inc.      Sell          450     5.000       6/20/09         40,500        (30,351)
                                                                                                      -----------   ------------
                                                                                                          424,768       (607,232)
                                                                                                      -----------   ------------
                                                                                                      $ 8,764,502   $(45,693,088)
                                                                                                      ===========   ============

INTEREST RATE SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

SWAP                   NOTIONAL       PAID BY      RECEIVED BY     TERMINATION
COUNTERPARTY            AMOUNT        THE FUND        THE FUND         DATE        VALUE
--------------       -----------   -------------   -------------   -----------   ---------
Goldman Sachs
International:
                                                     Three-Month
                     $25,200,000           2.844%  USD BBA LIBOR     2/28/10     $ 224,734
                                     Three-Month
                      10,000,000   USD BBA LIBOR           4.519%    8/22/18       224,010
                                                     Three-Month
                       4,000,000            4.82   USD BBA LIBOR     8/22/28      (174,736)
                                                                                 ---------
                                                                                   274,008
Goldman Sachs                                        Three-Month
Capital Markets LP    22,500,000          4.8275   USD BBA LIBOR      2/1/28      (765,041)
                                                                                 ---------
                                                                                 $(491,033)
                                                                                 =========

Index abbreviation is as follows:

BBA LIBOR British Bankers' Association London-Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                              NOTIONAL
SWAP COUNTERPARTY              AMOUNT        PAID BY THE FUND       RECEIVED BY THE FUND   TERMINATION DATE      VALUE
-------------------------   -----------   ----------------------   ---------------------   ----------------   -----------
Goldman Sachs Group, Inc.
(The):
                                          If credit spreads as     If credit spreads as
                                          represented by the       represented by the
                                          Lehman Brothers U.S.     Lehman Brothers U.S.
                                          CMBS AAA 8.5+ Index      CMBS AAA 8.5+ Index
                                          widen, pays the          narrow, receives the
                            $10,800,000   spread change*           spread change*               3/1/09        $  (591,506)

                                          If credit spreads as
                                          represented by the       If credit spreads as
                                          Lehman Brothers U.S.     represented by the
                                          CMBS AAA 8.5+ Index      Lehman Brothers U.S.
                                          widen, pays the          CMBS AAA 8.5+ Index
                                          spread change plus 50    narrow, receives the
                              4,200,000   basis points*            spread change*               3/1/09           (226,826)

                                          If credit spreads as
                                          represented by the       If credit spreads as
                                          Lehman Brothers U.S.     represented by the
                                          CMBS AAA 8.5+ Index      Lehman Brothers U.S.
                                          widen, pays the          CMBS AAA 8.5+ Index
                                          spread change plus       narrow, receives the
                              3,380,000   250 basis points*        spread change*               3/1/09           (183,237)

                                          If credit spreads as
                                          represented by the       If credit spreads as
                                          Lehman Brothers U.S.     represented by the
                                          CMBS AAA 8.5+ Index      Lehman Brothers U.S.
                                          widen, pays the          CMBS AAA 8.5+ Index
                                          spread change plus       narrow, receives the
                              4,060,000   200 basis points*        spread change*               3/1/09           (221,041)

                                          If credit spreads as
                                          represented by the       If credit spreads as
                                          Lehman Brothers U.S.     represented by the
                                          CMBS AAA 8.5+ Index      Lehman Brothers U.S.
                                          widen, pays the          CMBS AAA 8.5+ Index
                                          spread change minus      narrow, receives the
                             16,510,000   50 basis points*         spread change*              12/1/08           (905,731)

                                          If credit spreads as     If credit spreads as
                                          represented by the       represented by the
                                          Lehman Brothers U.S.     Lehman Brothers U.S.
                                          CMBS AAA 8.5+ Index      CMBS AAA 8.5+ Index
                                          widen, pays the          narrow, receives the
                              2,865,000   spread change*           spread change*              11/1/08           (154,167)


                      18 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                          If credit spreads as     If credit spreads as
                                          represented by the       represented by the
                                          Lehman Brothers U.S.     Lehman Brothers U.S.
                                          CMBS AAA 8.5+ Index      CMBS AAA 8.5+ Index
                                          widen, pays the          narrow, receives the
                              5,870,000   spread change*           spread change*               2/1/09           (320,343)

                                          If credit spreads as
                                          represented by the       If credit spreads as
                                          Banc of America          represented by the
                                          Securities LLC AAA 10    Banc of America
                                          yr CMBS Daily Index      Securities LLC AAA 10
                                          widen, pays the          yr CMBS Daily Index
                                          spread change minus      narrow, receives the
                             47,110,000   660 basis points*        spread change*              3/31/09         (1,440,210)
                                                                                                              -----------
                                                                                                               (4,043,061)
                                                                                                              -----------

JPMorgan Chase                            If credit spreads as     If credit spreads as        11/1/08
                                          represented by the
                                          Lehman Brothers U.S.     represented by the
                                          CMBS AAA 8.5+ Index      Lehman Brothers U.S.
                                          widen, pays the          CMBS AAA 8.5+ Index
                                          spread change minus      narrow, receives the
                              2,600,000   145 basis points*        spread change*                                (139,835)
                                                                                                              -----------
Morgan Stanley:
                                                                   If credit spreads as
                                          If credit spreads as     represented by the
                                          represented by the       Lehman Brothers U.S.
                                          Lehman Brothers U.S.     CMBS AAA Index
                                          CMBS AAA Index widen,    narrow, receives the
                              2,200,000   pays the spread change*  spread change*               2/1/09            (61,288)

                                          If credit spreads as     If credit spreads as
                                          represented by the       represented by the
                                          Lehman Brothers U.S.     Lehman Brothers U.S.
                                          CMBS AAA Index widen,    CMBS AAA Index
                                          pays the spread          narrow, receives the
                              3,800,000   change*                  spread change*               3/1/09           (106,052)

                                          If credit spreads as
                                          represented by the       If credit spreads as
                                          Lehman Brothers U.S.     represented by the
                                          CMBS AAA 8.5+ Index      Lehman Brothers U.S.
                                          widen, pays the          CMBS AAA 8.5+ Index
                                          spread change plus       narrow, receives the
                              7,530,000   250 basis points*        spread change*               3/1/09           (410,377)

                                          If credit spreads as
                                          represented by the       If credit spreads as
                                          Lehman Brothers U.S.     represented by the
                                          CMBS AAA 8.5+ Index      Lehman Brothers U.S.
                                          widen, pays the          CMBS AAA 8.5+ Index
                                          spread change plus       narrow, receives the
                              1,280,000   350 basis points*        spread change*               3/1/09            (69,246)

                                          If credit spreads as
                                          represented by the       If credit spreads as
                                          Lehman Brothers U.S.     represented by the
                                          CMBS AAA 8.5+ Index      Lehman Brothers U.S.
                                          widen, pays the          CMBS AAA 8.5+ Index
                                          spread change minus      narrow, receives the
                             19,480,000   50 basis points*         spread change*              12/1/08         (1,059,333)

                                          If credit spreads as
                                          represented by the       If credit spreads as
                                          Lehman Brothers U.S.     represented by the
                                          CMBS AAA 8.5+ Index      Lehman Brothers U.S.
                                          widen, pays the          CMBS AAA 8.5+ Index
                                          spread change minus      narrow, receives the
                              4,980,000   65 basis points*         spread change*              12/1/08           (271,086)

                                          If credit spreads as
                                          represented by the       If credit spreads as
                                          Lehman Brothers U.S.     represented by the
                                          CMBS AAA 8.5+ Index      Lehman Brothers U.S.
                                          widen, pays the          CMBS AAA 8.5+ Index
                                          spread change minus      narrow, receives the
                              4,780,000   95 basis points*         spread change*               2/1/09           (257,214)

                                          If credit spreads as
                                          represented by the       If credit spreads as
                                          Lehman Brothers U.S.     represented by the
                                          CMBS AAA 8.5+ Index      Lehman Brothers U.S.
                                          widen, pays the          CMBS AAA 8.5+ Index
                                          spread change minus      narrow, receives the
                              4,780,000   95 basis points*         spread change*               2/1/09           (259,986)

                                          If credit spreads as     If credit spreads as
                                          represented by the       represented by the
                                          Lehman Brothers U.S.     Lehman Brothers U.S.
                                          CMBS AAA 8.5+ Index      CMBS AAA 8.5+ Index
                                          widen, pays the          narrow, receives the
                              8,240,000   spread change*           spread change*               1/1/09           (448,616)


                      19 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                          If credit spreads as
                                          represented by the       If credit spreads as
                                          Lehman Brothers U.S.     represented by the
                                          CMBS AAA 8.5+ Index      Lehman Brothers U.S.
                                          widen, pays the          CMBS AAA 8.5+ Index
                                          spread change minus      narrow, receives the
                             10,300,000   70 basis points*         spread change*               2/1/09           (562,810)

                                          If credit spreads as
                                          represented by the       If credit spreads as
                                          Lehman Brothers U.S.     represented by the
                                          CMBS AAA 8.5+ Index      Lehman Brothers U.S.
                                          widen, pays the          CMBS AAA 8.5+ Index
                                          spread change minus      narrow, receives the
                              2,740,000   50 basis points*         spread change*               2/1/09           (148,541)
                                                                                                              -----------
                                                                                                               (3,654,549)
                                                                                                              -----------
Citibank NA:

                                          If credit spreads as     If credit spreads as
                                          represented by the       represented by the
                                          Lehman Brothers U.S.     Lehman Brothers U.S.
                                          CMBS AAA Index widen,    CMBS AAA Index
                                          pays the spread          narrow, receives the
                             19,800,000   change*                  spread change*               2/1/09           (550,985)

                                          If credit spreads as
                                          represented by the       If credit spreads as
                                          Lehman Brothers U.S.     represented by the
                                          CMBS AAA Index widen,    Lehman Brothers U.S.
                                          pays the spread          CMBS AAA Index
                                          change plus 15 basis     narrow, receives the
                             11,500,000   points*                  spread change*               2/1/09           (321,929)
                                                                                                              -----------
                                                                                                                 (872,914)
                                                                                                              -----------
                                                                                                              $(8,710,359)
                                                                                                              ===========

* The CMBS Indexes are representative indexes of segments of the commercial mortgage backed securities market. These indexes are measured by movements in the credit spreads of the underlying holdings. As the credit market perceives an improvement in the credit quality of an Index's underlying holdings and reduced probability of default, the spread of an index narrows. As the credit market perceives a decrease in credit quality and an increased probability of default on an Index's underlying holdings, the spread widens.

Abbreviation is as follows:

CMBS   Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ((R)) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing


                      20 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED
                           DELIVERY BASIS
                            TRANSACTIONS
                       ----------------------
Purchased securities         $1,707,969

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive


                      21 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2008, securities with an aggregate market value of $1,781,592, representing 0.60% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.


                      22 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports and as a component of unrealized gain or loss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee, similar to an insurance premium, to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.


                      23 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Risks of total return swaps include credit, market and liquidity risk.

ILLIQUID SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                      24 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

Federal tax cost of securities          $  435,194,294
Federal tax cost of other investments      (45,165,030)
                                        ---------------
Total federal tax cost                  $  390,029,264
                                        ===============
Gross unrealized appreciation           $    2,499,815
Gross unrealized depreciation             (126,350,162)
                                        ---------------
Net unrealized depreciation             $ (123,850,347)
                                        ===============


                      25 | OPPENHEIMER HIGH INCOME FUND/VA



Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
COMMON STOCKS--98.4%
CONSUMER DISCRETIONARY--9.8%
AUTO COMPONENTS--0.4%
ArvinMeritor, Inc.                                                    6,800   $        88,672
Autoliv, Inc.                                                        34,900         1,177,875
BorgWarner, Inc.                                                     39,100         1,281,307
Exide Technologies(1)                                                 4,400            32,472
Gentex Corp.(2)                                                      80,500         1,151,150
Goodyear Tire & Rubber Co. (The)(1)                                  14,100           215,871
Lear Corp.(1)                                                        40,900           429,450
TRW Automotive Holdings Corp.(1)                                     66,600         1,059,606
WABCO Holdings, Inc.                                                 25,500           906,270
                                                                              ---------------
                                                                                    6,342,673
AUTOMOBILES--0.3%
Ford Motor Co.(1, 2)                                              1,100,370         5,721,924
Thor Industries, Inc.(2)                                             11,900           295,358
                                                                              ---------------
                                                                                    6,017,282
DISTRIBUTORS--0.1%
Genuine Parts Co.                                                    24,300           977,103
LKQ Corp.(1)                                                         73,700         1,250,689
                                                                              ---------------
                                                                                    2,227,792
DIVERSIFIED CONSUMER SERVICES--0.1%
Career Education Corp.(1)                                             5,200            85,020
Corinthian Colleges, Inc.(1)                                          4,100            61,500
H&R Block, Inc.                                                      25,100           571,025
Hillenbrand, Inc.                                                     2,300            46,368
Regis Corp.                                                           8,200           225,500
Service Corp. International                                          98,300           821,788
                                                                              ---------------
                                                                                    1,811,201
HOTELS, RESTAURANTS & LEISURE--0.5%
Bob Evans Farms, Inc.(2)                                             15,500           422,995
Boyd Gaming Corp.                                                     4,000            37,440
Brinker International, Inc.                                          30,600           547,434
Carnival Corp.                                                        6,500           229,775
CEC Entertainment, Inc.(1)                                            8,300           275,560
Chipotle Mexican Grill, Inc., Cl. B(1)                                  619            28,938
International Speedway Corp.                                         10,600           412,446
Interval Leisure Group, Inc.(1)                                      16,840           175,136
Jack in the Box, Inc.(1)                                             13,600           286,960
McDonald's Corp.                                                     81,000         4,997,700
Papa John's International, Inc.(1, 2)                                 5,400           146,664
Speedway Motorsports, Inc.                                            5,100            99,348
Wyndham Worldwide Corp.                                              87,800         1,379,338
                                                                              ---------------
                                                                                    9,039,734
HOUSEHOLD DURABLES--0.3%
American Greetings Corp., Cl. A                                      10,300           157,487
Centex Corp.                                                         24,900           403,380


                       1 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
HOUSEHOLD DURABLES CONTINUED
KB Home                                                               4,200   $        82,656
Lennar Corp., Cl. A(2)                                               72,800         1,105,832
NVR, Inc.(1)                                                          1,900         1,086,800
Pulte Homes, Inc.                                                    36,700           512,699
Ryland Group, Inc. (The)(2)                                           8,900           236,028
Snap-On, Inc.                                                        29,700         1,564,002
Stanley Works (The)                                                  17,600           734,624
Tempur-Pedic International, Inc.(2)                                   5,700            67,032
                                                                              ---------------
                                                                                    5,950,540
INTERNET & CATALOG RETAIL--0.3%
Expedia, Inc.(1)                                                     37,600           568,136
HSN, Inc.(1, 2)                                                      16,840           185,408
Liberty Media Corp.-Interactive, Series A(1)                        149,300         1,927,463
NetFlix.com, Inc.(1, 2)                                              20,100           620,688
Priceline.com, Inc.(1, 2)                                            15,100         1,033,293
Ticketmaster(1)                                                      16,840           180,693
                                                                              ---------------
                                                                                    4,515,681
LEISURE EQUIPMENT & PRODUCTS--0.3%
Brunswick Corp.(2)                                                   40,300           515,437
Callaway Golf Co.                                                    42,100           592,347
Hasbro, Inc.                                                         49,400         1,715,168
Mattel, Inc.                                                         60,900         1,098,636
Polaris Industries, Inc.(2)                                          11,400           518,586
Pool Corp.                                                            2,200            51,326
                                                                              ---------------
                                                                                    4,491,500
MEDIA--3.7%
Cablevision Systems Corp. New York Group, Cl. A                      61,600         1,549,856
CBS Corp., Cl. B                                                    730,600        10,652,148
Comcast Corp., Cl. A                                                 75,300         1,478,139
Cox Radio, Inc., Cl. A(1, 2)                                         15,200           160,512
DirecTV Group, Inc. (The)(1)                                        548,400        14,351,628
DreamWorks Animation SKG, Inc., Cl. A(1)                             49,900         1,569,355
Gannett Co., Inc.                                                    46,200           781,242
Harte-Hanks, Inc.                                                    15,800           163,846
Interactive Data Corp.                                                  300             7,566
Liberty Media Holding Corp.-Capital, Series A(1)                      2,500            33,450
Marvel Entertainment, Inc.(1)                                         9,000           307,260
Mediacom Communications Corp.(1)                                      1,300             7,696
Meredith Corp.(2)                                                    20,600           577,624
News Corp., Inc., Cl. A                                             294,800         3,534,652
Regal Entertainment Group(2)                                          1,000            15,780
Scholastic Corp.                                                     16,600           426,288
Time Warner Cable, Inc., Cl. A(1, 2)                                152,100         3,680,820
Time Warner, Inc.                                                 1,293,800        16,961,718
Viacom, Inc., Cl. B(1)                                               24,573           610,393


                       2 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
MEDIA CONTINUED
Walt Disney Co. (The)(2)                                            270,600   $     8,304,714
Warner Music Group Corp.                                              1,800            13,680
                                                                              ---------------
                                                                                   65,188,367
MULTILINE RETAIL --0.2%
Big Lots, Inc.(1,2)                                                  50,600         1,408,198
Dillard's, Inc., Cl. A(2)                                            36,200           427,160
Dollar Tree, Inc.(1)                                                 46,500         1,690,740
Macy's, Inc.                                                         51,600           927,768
                                                                              ---------------
                                                                                    4,453,866
SPECIALTY RETAIL--3.3%
Aaron Rents, Inc.                                                    10,600           286,942
Aeropostale, Inc.(1, 2)                                              46,500         1,493,115
American Eagle Outfitters, Inc.(2)                                   83,400         1,271,850
AnnTaylor Stores Corp.(1)                                            21,200           437,568
AutoNation, Inc.(1, 2)                                              122,100         1,372,404
AutoZone, Inc.(1)                                                     9,000         1,110,060
Barnes & Noble, Inc.(2)                                              17,000           443,360
bebe stores, inc                                                     30,300           296,031
Best Buy Co., Inc.(2)                                               332,800        12,480,000
Children's Place Retail Stores, Inc.(1, 2)                            9,700           323,495
Dress Barn, Inc. (The)(1)                                            33,600           513,744
Foot Locker, Inc.                                                    61,100           987,376
Gap, Inc. (The)(2)                                                  714,700        12,707,366
Gymboree Corp.(1)                                                    12,000           426,000
Limited Brands, Inc.                                                101,800         1,763,176
Men's Wearhouse, Inc. (The)                                           3,400            72,216
Office Depot, Inc.(1)                                               117,300           682,686
OfficeMax, Inc.                                                       7,300            64,897
Penske Automotive Group, Inc.(2)                                     31,500           361,305
RadioShack Corp.                                                     72,700         1,256,256
Rent-A-Center, Inc.(1)                                               23,700           528,036
Ross Stores, Inc.                                                    49,800         1,833,138
Sally Beauty Holdings, Inc.(1, 2)                                    56,200           483,320
Staples, Inc.                                                       226,000         5,085,000
Talbots, Inc. (The)(2)                                                4,500            58,950
TJX Cos., Inc. (The)(2)                                             323,800         9,882,376
Tractor Supply Co.(1, 2)                                             16,300           685,415
Urban Outfitters, Inc.(1)                                            22,600           720,262
Williams-Sonoma, Inc.                                                31,200           504,816
Zale Corp.(1)                                                         4,800           120,000
                                                                              ---------------
                                                                                   58,251,160
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Carter's, Inc.(1)                                                    10,600           209,138
Fossil, Inc.(1)                                                       4,900           138,327


                       3 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Hanesbrands, Inc.(1)                                                 40,500   $       880,875
Jones Apparel Group, Inc.(2)                                         29,900           553,449
Liz Claiborne, Inc.                                                  34,300           563,549
Phillips/Van Heusen Corp.                                             3,200           121,312
Quicksilver, Inc.(1)                                                  7,400            42,476
Skechers USA, Inc., Cl. A(1)                                         17,600           296,208
Timberland Co., Cl. A(1)                                              7,100           123,327
UniFirst Corp.                                                        3,100           133,579
Warnaco Group, Inc. (The)(1)                                         25,900         1,173,011
Wolverine World Wide, Inc.                                           18,900           500,094
                                                                              ---------------
                                                                                    4,735,345
CONSUMER STAPLES--6.9%
BEVERAGES--1.2%
Coca-Cola Co. (The)                                                 199,600        10,554,848
Pepsi Bottling Group, Inc. (The)                                     11,000           320,870
PepsiCo, Inc.                                                       155,150        11,057,541
                                                                              ---------------
                                                                                   21,933,259
FOOD & STAPLES RETAILING--2.4%
Casey's General Stores, Inc.                                         14,400           434,448
CVS Caremark Corp.                                                   52,800         1,777,248
Kroger Co. (The)                                                    605,300        16,633,644
Longs Drug Stores, Inc.                                               4,700           355,508
Safeway, Inc.                                                       466,100        11,055,892
Wal-Mart Stores, Inc.                                               197,300        11,816,297
Weis Markets, Inc.                                                    2,100            75,621
                                                                              ---------------
                                                                                   42,148,658
FOOD PRODUCTS--0.1%
Del Monte Foods Co.                                                  24,600           191,880
Fresh Del Monte Produce, Inc.(1)                                      4,900           108,780
Pilgrim's Pride Corp.(2)                                             10,000            24,900
Tyson Foods, Inc., Cl. A(2)                                          61,900           739,086
                                                                              ---------------
                                                                                    1,064,646
HOUSEHOLD PRODUCTS--1.4%
Procter & Gamble Co. (The)                                          354,215        24,685,243

PERSONAL PRODUCTS--0.1%
Chattem, Inc.(1, 2)                                                   6,800           531,624
Herbalife Ltd.                                                       32,100         1,268,592
NBTY, Inc.(1)                                                        17,900           528,408
Nu Skin Asia Pacific, Inc., Cl. A                                    14,600           236,812
                                                                              ---------------
                                                                                    2,565,436
TOBACCO--1.7%
Altria Group, Inc.                                                  314,600         6,241,664
Lorillard, Inc.                                                      76,716         5,458,343
Philip Morris International, Inc.                                   327,300        15,743,130
Reynolds American, Inc.                                              42,400         2,061,488


                       4 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
TOBACCO CONTINUED
Universal Corp.                                                      10,700   $       525,263
                                                                              ---------------
                                                                                   30,029,888
ENERGY--19.2%
ENERGY EQUIPMENT & SERVICES--2.1%
Bristow Group, Inc.(1, 2)                                               600            20,304
Dresser-Rand Group, Inc.(1)                                          40,800         1,283,976
Grey Wolf, Inc.(1)                                                   29,800           231,844
Gulfmark Offshore, Inc.(1)                                            9,300           417,384
Halliburton Co.                                                      55,000         1,781,450
Key Energy Services, Inc.(1)                                         25,900           300,440
Lufkin Industries, Inc.                                               6,000           476,100
Nabors Industries Ltd.(1)                                            46,300         1,153,796
Noble Corp.                                                         274,100        12,032,990
Oil States International, Inc.(1)                                    30,100         1,064,035
Parker Drilling Co.(1)                                                3,800            30,476
Patterson-UTI Energy, Inc.                                           59,700         1,195,194
Pioneer Drilling Co.(1)                                               3,300            43,890
Schlumberger Ltd.                                                   139,200        10,870,128
Seacor Holdings, Inc.(1, 2)                                           5,700           450,015
Transocean, Inc.(2)                                                  44,000         4,832,960
Unit Corp.(1)                                                        20,500         1,021,310
                                                                              ---------------
                                                                                   37,206,292
OIL, GAS & CONSUMABLE FUELS--17.1%
Anadarko Petroleum Corp.                                            302,300        14,664,573
Apache Corp.(2)                                                     183,500        19,135,380
Berry Petroleum Co., Cl. A                                           13,900           538,347
Bill Barrett Corp.(1, 2)                                             13,200           423,852
BPZ Resources, Inc.(1, 2)                                             1,900            32,680
Chesapeake Energy Corp.                                             106,700         3,826,262
Chevron Corp.(2)                                                    520,426        42,924,736
Cimarex Energy Co.                                                   26,800         1,310,788
ConocoPhillips                                                      450,083        32,968,580
Continental Resources, Inc.(1)                                        8,800           345,224
CVR Energy, Inc.(1)                                                   1,000             8,520
Delta Petroleum Corp.(1, 2)                                          19,300           262,094
Denbury Resources, Inc.(1)                                           62,800         1,195,712
Devon Energy Corp.                                                   62,600         5,709,120
Exxon Mobil Corp.                                                   999,656        77,633,285
Frontier Oil Corp.                                                   30,700           565,494
Hess Corp.                                                          158,200        12,985,056
Marathon Oil Corp.                                                  441,400        17,598,618
Mariner Energy, Inc.(1)                                              46,400           951,200
Massey Energy Co.                                                    25,300           902,451
Murphy Oil Corp.                                                     83,600         5,362,104
Noble Energy, Inc.                                                  192,900        10,723,311


                       5 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Nordic American Tanker Shipping Ltd.(2)                               7,900   $       253,274
Occidental Petroleum Corp.(2)                                       345,800        24,361,610
Overseas Shipholding Group, Inc.                                     19,800         1,154,538
Plains Exploration & Production Co.(1)                               33,700         1,184,892
Rosetta Resources, Inc.(1)                                           20,300           372,708
Spectra Energy Corp.                                                256,400         6,102,320
Stone Energy Corp.(1)                                                11,145           471,768
Swift Energy Co.(1)                                                  11,400           441,066
Valero Energy Corp.                                                 406,400        12,313,920
VeraSun Energy Corp.(1, 2)                                           15,300            47,889
W&T Offshore, Inc.                                                   34,300           936,047
Whiting Petroleum Corp.(1)                                            8,500           605,710
Williams Cos., Inc. (The)                                            40,800           964,920
XTO Energy, Inc.                                                     91,600         4,261,232
                                                                              ---------------
                                                                                  303,539,281
FINANCIALS--9.0%

CAPITAL MARKETS--1.0%
Bank of New York Mellon Corp.                                        40,700         1,326,006
BlackRock, Inc.                                                      25,700         4,998,650
E*TRADE Financial Corp.(1)                                           38,900           108,920
Goldman Sachs Group, Inc. (The)(2)                                   53,800         6,886,400
Greenhill & Co., Inc.                                                   700            51,625
Invesco Ltd.                                                          4,800           100,704
KBW, Inc.(1, 2)                                                       6,800           223,992
Knight Capital Group, Inc., Cl. A(1, 2)                              32,700           485,922
Legg Mason, Inc.                                                     25,300           962,918
Morgan Stanley                                                       22,400           515,200
Stifel Financial Corp.(1)                                             1,200            59,880
TD Ameritrade Holding Corp.(1)                                       99,200         1,607,040
                                                                              ---------------
                                                                                   17,327,257
COMMERCIAL BANKS--0.8%
Cathay Bancorp, Inc.                                                  2,400            57,120
Colonial BancGroup, Inc. (The)(2)                                    64,700           508,542
East West Bancorp, Inc.                                               7,500           102,750
First Commonwealth Financial Corp.                                    1,800            24,246
First Horizon National Corp.(2)                                      62,352           583,615
First Midwest Bancorp, Inc.(2)                                       12,500           303,000
FirstMerit Corp.                                                     20,900           438,900
Hancock Holding Co.(2)                                                6,000           306,000
International Bancshares Corp.                                       15,300           413,100
National Penn Bancshares, Inc.(2)                                    31,800           464,280
Old National Bancorp(2)                                              26,700           534,534
Pacific Capital Bancorp                                              22,200           451,770
Park National Corp.(2)                                                1,700           132,600
Popular, Inc.(2)                                                    141,500         1,173,035


                       6 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
COMMERCIAL BANKS CONTINUED
Regions Financial Corp.(2)                                           72,200   $       693,120
Susquehanna Bancshares, Inc.(2)                                      31,700           618,784
SVB Financial Group(1)                                                1,200            69,504
Trustmark Corp.                                                       3,900            80,886
Webster Financial Corp.                                              27,200           686,800
Wells Fargo & Co.                                                   132,000         4,953,960
Westamerica Bancorp(2)                                                1,600            92,048
Zions Bancorp                                                        20,100           777,870
                                                                              ---------------
                                                                                   13,466,464
CONSUMER FINANCE--0.1%
AmeriCredit Corp.(1, 2)                                              24,400           247,172
Cash America International, Inc.                                     11,500           414,460
Discover Financial Services                                         140,600         1,943,092
Nelnet, Inc., Cl. A                                                     800            11,360
Student Loan Corp. (The)                                              1,500           139,500
                                                                              ---------------
                                                                                    2,755,584
DIVERSIFIED FINANCIAL SERVICES--2.5%
Bank of America Corp.                                               376,209        13,167,315
Citigroup, Inc.                                                     396,088         8,123,765
JPMorgan Chase & Co.                                                418,444        19,541,335
Leucadia National Corp.(2)                                           32,700         1,485,888
NASDAQ OMX Group, Inc. (The)(1, 2)                                   52,500         1,604,925
PHH Corp.(1)                                                         14,900           198,021
Pico Holdings, Inc.(1)                                                  400            14,364
                                                                              ---------------
                                                                                   44,135,613
INSURANCE--4.6%
ACE Ltd.                                                             38,400         2,078,592
Allied World Assurance Holdings Ltd.                                 16,700           593,184
American Financial Group, Inc.                                       53,000         1,563,500
American National Insurance Co.                                         500            43,165
AmTrust Financial Services, Inc.                                      3,000            40,770
Arch Capital Group Ltd.(1)                                           23,500         1,716,205
Aspen Insurance Holdings Ltd.                                        31,800           874,500
Assurant, Inc.                                                       31,000         1,705,000
Axis Capital Holdings Ltd.                                           57,300         1,816,983
Berkley (W.R.) Corp.                                                 66,100         1,556,655
Berkshire Hathaway, Inc., Cl. B(1)                                    2,849        12,521,355
Brown & Brown, Inc.(2)                                               63,600         1,375,032
Chubb Corp.                                                         339,600        18,644,040
Cincinnati Financial Corp.                                           37,400         1,063,656
CNA Financial Corp.                                                  49,700         1,304,128
Conseco, Inc.(1)                                                     18,000            63,360
Delphi Financial Group, Inc., Cl. A                                   3,300            92,532
Employers Holdings, Inc.                                             12,500           217,250
Endurance Specialty Holdings Ltd.(2)                                 17,000           525,640
Everest Re Group Ltd.                                                 4,500           389,385


                       7 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
INSURANCE CONTINUED
Fidelity National Title Group, Inc., Cl. A(2)                        96,000   $     1,411,200
First American Corp.                                                  3,700           109,150
Flagstone Reinsurance Holdings Ltd.                                   1,800            18,486
Genworth Financial, Inc., Cl. A                                      93,300           803,313
Hanover Insurance Group, Inc.                                        29,500         1,342,840
Harleysville Group, Inc.                                              8,400           317,520
HCC Insurance Holdings, Inc.                                         49,800         1,344,600
IPC Holdings Ltd.                                                    18,300           552,843
Loews Corp.                                                         130,833         5,166,595
Max Capital Group Ltd.                                               19,200           446,016
Montpelier Re Holdings Ltd.                                          10,700           176,657
Nationwide Financial Services, Inc., Cl. A                            6,900           340,377
Navigators Group, Inc. (The)(1)                                       3,200           185,600
Odyssey Re Holdings Corp.(2)                                         36,700         1,607,460
OneBeacon Insurance Group Ltd.                                        8,400           177,660
Partnerre Holdings Ltd.                                              23,200         1,579,688
Philadelphia Consolidated Holding Co.(1)                             22,500         1,317,825
Phoenix Cos., Inc. (The)                                              3,200            29,568
Platinum Underwriters Holdings Ltd.                                  15,800           560,584
ProAssurance Corp.(1)                                                10,700           599,200
Protective Life Corp.                                                38,800         1,106,188
Reinsurance Group of America, Inc.                                      700            37,800
RenaissanceRe Holdings Ltd.                                          16,800           873,600
RLI Corp.                                                             6,700           416,003
Selective Insurance Group, Inc.                                      18,700           428,604
StanCorp Financial Group, Inc.                                       30,000         1,560,000
State Auto Financial Corp.                                            2,100            61,047
Torchmark Corp.                                                       2,400           143,520
Transatlantic Holdings, Inc.                                          5,900           320,665
Travelers Cos., Inc. (The)                                          137,300         6,205,960
Unitrin, Inc.                                                         7,000           174,580
UnumProvident Corp.                                                  95,500         2,397,050
Validus Holdings Ltd.                                                 1,700            39,525
White Mountains Insurance Group Ltd.                                    400           187,900
Willis Group Holdings Ltd.                                           22,900           738,754
Zenith National Insurance Corp.                                       8,300           304,112
                                                                              ---------------
                                                                                   81,267,422
REAL ESTATE INVESTMENT TRUSTS--0.0%
General Growth Properties, Inc.                                      31,400           474,140

THRIFTS & MORTGAGE FINANCE--0.0%
Northwest Bancorp, Inc.                                                 700            19,278
Provident Financial Services, Inc.                                   18,500           305,435
TFS Financial Corp.(2)                                               14,700           184,044
Tree.com, Inc.(1)                                                     2,806            13,525
                                                                              ---------------
                                                                                      522,282
HEALTH CARE--8.1%

BIOTECHNOLOGY--0.9%
Amgen, Inc.(1)                                                      153,700         9,109,799


                       8 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES            VALUE
                                                 ---------------   ---------------
BIOTECHNOLOGY CONTINUED
Celera Corp.(1)                                            1,000   $        15,450
Cubist Pharmaceuticals, Inc.(1)                           21,200           471,276
Genentech, Inc.(1)                                        51,600         4,575,888
Gilead Sciences, Inc.(1)                                  18,200           829,556
Martek Biosciences Corp.(2)                               15,000           471,300
PDL BioPharma, Inc.                                       43,900           408,709
                                                                   ---------------
                                                                        15,881,978
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
American Medical Systems Holdings, Inc.(1, 2)             16,800           298,368
Analogic Corp.                                             6,100           303,536
Boston Scientific Corp.(1)                               174,400         2,139,888
Hill-Rom Holdings, Inc.(2)                                20,400           618,324
Medtronic, Inc.                                           19,600           981,960
Sirona Dental Systems, Inc.(1, 2)                         12,800           297,984
Steris Corp.                                              17,000           638,860
Teleflex, Inc.                                             2,200           139,678
                                                                   ---------------
                                                                         5,418,598
HEALTH CARE PROVIDERS & SERVICES--2.3%
Aetna, Inc.                                              416,300        15,032,593
AMERIGROUP Corp.(1)                                       20,100           507,324
Cardinal Health, Inc.                                     10,600           522,368
Centene Corp.(1)                                          14,700           301,497
Chemed Corp.                                              10,100           414,706
Coventry Health Care, Inc.(1)                             14,100           458,955
Emergency Medical Services LP, Cl. A(1)                    4,700           140,436
Health Net, Inc.(1)                                       53,800         1,269,680
HealthExtras, Inc.(1)                                     10,200           266,424
Healthspring, Inc.(1)                                     22,000           465,520
Kindred Healthcare, Inc.(1)                               14,800           408,036
LifePoint Hospitals, Inc.(1, 2)                           17,700           568,878
Lincare Holdings, Inc.(1, 2)                              16,300           490,467
Magellan Health Services, Inc.(1)                          6,300           258,678
Molina Healthcare, Inc.(1)                                   900            27,900
Omnicare, Inc.                                            13,700           394,149
Owens & Minor, Inc.                                       13,000           630,500
PSS World Medical, Inc.(1, 2)                              7,600           148,200
UnitedHealth Group, Inc.                                 125,448         3,185,125
Universal Health Services, Inc., Cl. B                    18,600         1,042,158
WellCare Health Plans, Inc.(1)                             3,700           133,200
WellPoint, Inc.(1)                                       287,000        13,422,990
                                                                   ---------------
                                                                        40,089,784
LIFE SCIENCES TOOLS & SERVICES--0.1%
Pharmaceutical Product Development, Inc.                  39,200         1,620,920
Thermo Fisher Scientific, Inc.(1)                         17,000           935,000


                      9 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES            VALUE
                                                 ---------------   ---------------
LIFE SCIENCES TOOLS & SERVICES CONTINUED
Varian, Inc.(1)                                            7,600   $       326,040
                                                                   ---------------
                                                                         2,881,960
PHARMACEUTICALS--4.5%
Abbott Laboratories                                       56,200         3,235,996
Alpharma, Inc., Cl. A(1, 2)                               18,600           686,154
Eli Lilly & Co.                                          160,900         7,084,427
Endo Pharmaceuticals Holdings, Inc.(1)                     3,000            60,000
Johnson & Johnson                                        417,306        28,910,960
K-V Pharmaceutical Co., Cl. A(1, 2)                        2,700            61,317
King Pharmaceuticals, Inc.(1)                            156,200         1,496,396
Medicis Pharmaceutical Corp., Cl. A(2)                    23,300           347,403
Merck & Co., Inc.                                        372,900        11,768,724
Pfizer, Inc.                                           1,200,800        22,142,752
Sepracor, Inc.(1)                                         75,000         1,373,250
Warner Chilcott Ltd., Cl. A(1, 2)                         30,500           461,160
Watson Pharmaceuticals, Inc.(1)                           57,400         1,635,900
                                                                   ---------------
                                                                        79,264,439
INDUSTRIALS--13.6%
AEROSPACE & DEFENSE--4.1%
BE Aerospace, Inc.(1)                                     58,600           927,638
Boeing Co.                                               289,800        16,620,030
Ceradyne, Inc.(1)                                         10,300           377,598
DRS Technologies, Inc.(2)                                 11,000           844,250
DynCorp International, Inc., Cl. A(1)                      1,300            21,788
Esterline Technologies Corp.(1)                           11,100           439,449
General Dynamics Corp.                                    59,200         4,358,304
Honeywell International, Inc.                             92,800         3,855,840
L-3 Communications Holdings, Inc.                         68,400         6,725,088
Northrop Grumman Corp.                                   239,600        14,505,384
Orbital Sciences Corp.(1)                                 17,200           412,284
Raytheon Co.                                             261,700        14,003,567
Triumph Group, Inc.                                        7,400           338,254
United Technologies Corp.                                157,800         9,477,468
                                                                   ---------------
                                                                        72,906,942
AIR FREIGHT & LOGISTICS--0.1%
Hub Group, Inc., Cl. A(1)                                 15,600           587,340
Pacer International, Inc.                                  9,700           159,759
UTi Worldwide, Inc.                                       15,100           257,002
                                                                   ---------------
                                                                         1,004,101
AIRLINES--0.1%
Continental Airlines, Inc., Cl. B(1)                      33,700           562,116
SkyWest, Inc.                                             24,400           389,912
                                                                   ---------------
                                                                           952,028
BUILDING PRODUCTS--0.1%
Ameron International Corp.                                   700            50,155


                      10 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES            VALUE
                                                 ---------------   ---------------
BUILDING PRODUCTS CONTINUED
Armstrong World Industries, Inc.                           9,100   $       262,990
Lennox International, Inc.                                15,200           505,704
Owens Corning, Inc.(1)                                     9,500           227,145
                                                                   ---------------
                                                                         1,045,994
COMMERCIAL SERVICES & SUPPLIES--1.5%
American Reprographics Co.(1)                                800            13,800
Brink's Co. (The)                                         23,500         1,433,970
Clean Harbors, Inc.(1)                                     6,700           452,585
Copart, Inc.(1, 2)                                        14,300           543,400
Corporate Executive Board Co. (The)                          600            18,750
CoStar Group, Inc.(1)                                      2,400           108,936
Deluxe Corp.                                              26,600           382,774
First Advantage Corp., Cl. A(1)                            1,100            15,455
HNI Corp.(2)                                              14,500           367,430
Ikon Office Solutions, Inc.                               39,100           665,091
Interface, Inc., Cl. A                                    15,300           173,961
Korn-Ferry International(1)                                9,300           165,726
M&F Worldwide Corp.(1)                                       300            12,000
Manpower, Inc.                                            30,700         1,325,012
Miller (Herman), Inc.(2)                                  21,500           526,105
Monster Worldwide, Inc.(1)                                76,800         1,145,088
MPS Group, Inc.(1, 2)                                     38,800           391,104
Navigant Consulting, Inc.(1)                               1,700            33,813
R.R. Donnelley & Sons Co.                                 64,600         1,584,638
Resources Connection, Inc.(1)                             19,400           437,082
Robert Half International, Inc.                           68,300         1,690,425
Steelcase, Inc., Cl. A(2)                                 39,000           419,250
Sykes Enterprises, Inc.(1, 2)                              8,900           195,444
United Stationers, Inc.(1)                                 7,700           368,291
Waste Management, Inc.                                   421,400        13,269,886
Watson Wyatt & Co. Holdings                               19,300           959,789
                                                                   ---------------
                                                                        26,699,805
CONSTRUCTION & ENGINEERING--0.2%
Aecom Technology Corp.(1)                                 43,000         1,050,920
EMCOR Group, Inc.(1)                                      40,000         1,052,800
Granite Construction, Inc.                                14,500           519,390
KBR, Inc.                                                 55,100           841,377
MasTec, Inc.(1)                                            6,700            89,043
                                                                   ---------------
                                                                         3,553,530
ELECTRICAL EQUIPMENT--0.6%
Acuity Brands, Inc.(2)                                    13,300           555,408
Baldor Electric Co.                                       16,300           469,603
Belden, Inc.                                              14,900           473,671
Brady Corp., Cl. A                                         6,600           232,848
Cooper Industries Ltd., Cl. A                             31,200         1,246,440


                      11 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
ELECTRICAL EQUIPMENT CONTINUED
Emerson Electric Co.                                                 66,900   $     2,728,851
GrafTech International Ltd.(1)                                       62,400           942,864
Hubbell, Inc., Cl. B                                                  2,600            91,130
Regal-Beloit Corp.                                                    4,500           191,340
Roper Industries, Inc.                                                5,100           290,496
Smith (A.O.) Corp.                                                   11,000           431,090
Thomas & Betts Corp.(1)                                              31,900         1,246,333
Woodward Governor Co.(2)                                             36,900         1,301,463
                                                                              ---------------
                                                                                   10,201,537
INDUSTRIAL CONGLOMERATES--2.4%
3M Co.                                                               98,000         6,694,380
Carlisle Cos., Inc.                                                   4,200           125,874
General Electric Co.                                              1,284,800        32,762,400
Tyco International Ltd.                                              82,675         2,895,279
                                                                              ---------------
                                                                                   42,477,933
MACHINERY--3.1%
Barnes Group, Inc.                                                   13,500           272,970
Caterpillar, Inc.                                                   218,500        13,022,600
CIRCOR International, Inc.                                            5,400           234,522
Crane Co.                                                             4,600           136,666
Cummins, Inc.                                                       191,375         8,366,915
Dover Corp.                                                          46,400         1,881,520
Eaton Corp.                                                           2,000           112,360
EnPro Industries, Inc.(1)                                             7,400           274,984
Gardner Denver, Inc.(1)                                              29,700         1,031,184
IDEX Corp.                                                           43,200         1,340,064
Illinois Tool Works, Inc.                                            81,500         3,622,675
Ingersoll-Rand Co. Ltd., Cl. A                                      162,600         5,068,242
Kennametal, Inc.(2)                                                  46,400         1,258,368
Lincoln Electric Holdings, Inc.(2)                                   20,000         1,286,200
Mueller Industries, Inc.                                             16,300           375,063
Mueller Water Products, Inc., Cl. A                                  10,500            94,290
Navistar International Corp.(1)                                       7,100           384,678
Nordson Corp.(2)                                                     20,900         1,026,399
Oshkosh Corp.                                                         8,800           115,808
Parker-Hannifin Corp.                                               192,900        10,223,700
Pentair, Inc.                                                        26,700           923,019
Robbins & Myers, Inc.                                                12,200           377,346
Sauer-Danfoss, Inc.                                                     400             9,876
Timken Co.                                                           50,600         1,434,510
Titan International, Inc.                                             3,700            78,884
Toro Co. (The)(2)                                                    14,300           590,590
Trinity Industries, Inc.                                             12,700           326,771
Wabtec Corp.(2)                                                      23,200         1,188,536
Watts Water Technologies, Inc., Cl. A(2)                             17,000           464,950
                                                                              ---------------
                                                                                   55,523,690


                      12 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
MARINE--0.0%
Alexander & Baldwin, Inc.                                             8,800   $       387,464
Excel Maritime Carriers Ltd.(2)                                       6,700           101,036
TBS International Ltd., Cl. A(1)                                      1,600            21,536
                                                                              ---------------
                                                                                      510,036
ROAD & RAIL--1.2%
Amerco(1)                                                               900            37,737
Arkansas Best Corp.(2)                                               14,300           481,767
Avis Budget Group, Inc.(1)                                           52,800           303,072
CSX Corp.                                                            18,700         1,020,459
Heartland Express, Inc.(2)                                           16,100           249,872
Hertz Global Holdings, Inc.(1)                                      125,100           947,007
Norfolk Southern Corp.                                              249,200        16,499,532
Old Dominion Freight Line, Inc.(1)                                    1,000            28,340
Ryder Systems, Inc.                                                  17,400         1,078,800
Werner Enterprises, Inc.(2)                                          25,600           555,776
YRC Worldwide, Inc.(1, 2)                                            28,300           338,468
                                                                              ---------------
                                                                                   21,540,830
TRADING COMPANIES & DISTRIBUTORS--0.2%
Applied Industrial Technologies, Inc.                                19,200           517,056
GATX Corp.                                                            9,800           387,786
MSC Industrial Direct Co., Inc., Cl. A(2)                            29,900         1,377,493
Textainer Group Holdings Ltd.                                         2,600            39,494
United Rentals, Inc.(1, 2)                                           27,612           420,807
W.W. Grainger, Inc.                                                   6,300           547,911
Watsco, Inc.(2)                                                       7,000           351,960
WESCO International, Inc.(1)                                         14,600           469,828
                                                                              ---------------
                                                                                    4,112,335
INFORMATION TECHNOLOGY--21.8%
COMMUNICATIONS EQUIPMENT--2.8%
3Com Corp.(1)                                                         5,900            13,747
ADTRAN, Inc.                                                         21,600           420,984
Avocent Corp.(1)                                                     18,900           386,694
Brocade Communications Systems, Inc.(1, 2)                          200,000         1,164,000
Ciena Corp.(1)                                                       12,900           130,032
Cisco Systems, Inc.(1)                                            1,279,200        28,858,752
Comtech Telecommunications Corp.(1)                                   5,900           290,516
Corning, Inc.                                                       125,200         1,958,128
EchoStar Holding Corp.(1)                                            28,960           697,936
Emulex Corp.(1)                                                      39,100           417,197
F5 Networks, Inc.(1)                                                 19,400           453,572
Harris Corp.                                                         30,100         1,390,620
InterDigital, Inc.(1)                                                16,100           387,205
JDS Uniphase Corp.(1)                                               140,900         1,192,014
Plantronics, Inc.                                                    22,100           497,692


                      13 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
COMMUNICATIONS EQUIPMENT CONTINUED
Polycom, Inc.(1, 2)                                                  38,900   $       899,757
QUALCOMM, Inc.                                                      234,300        10,067,871
Tekelec, Inc.(1)                                                     33,000           461,670
Tellabs, Inc.(1, 2)                                                 139,500           566,370
ViaSat, Inc.(1)                                                         500            11,790
                                                                              ---------------
                                                                                   50,266,547
COMPUTERS & PERIPHERALS--5.5%
Apple, Inc.(1)                                                      111,400        12,661,724
Avid Technology, Inc.(1)                                              5,200           125,112
Dell, Inc.(1)                                                        97,600         1,608,448
Electronics for Imaging, Inc.(1)                                      8,700           121,191
EMC Corp.(1)                                                        123,500         1,477,060
Hewlett-Packard Co.(2)                                              788,600        36,464,864
Intermec, Inc.(1)                                                     4,000            78,560
International Business Machines Corp.                               261,800        30,620,128
Lexmark International, Inc., Cl. A(1)                                46,900         1,527,533
NCR Corp.(1)                                                         67,400         1,486,170
QLogic Corp.(1)                                                      64,800           995,328
SanDisk Corp.(1)                                                     80,300         1,569,865
Seagate Technology                                                  381,700         4,626,204
Sun Microsystems, Inc.(1)                                           214,400         1,629,440
Synaptics, Inc.(1, 2)                                                19,800           598,356
Teradata Corp.(1)                                                    12,000           234,000
Western Digital Corp.(1)                                             69,900         1,490,268
                                                                              ---------------
                                                                                   97,314,251
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Agilent Technologies, Inc.(1)                                       105,000         3,114,300
Amphenol Corp., Cl. A                                                45,900         1,842,426
Anixter International, Inc.(1)                                       10,500           624,855
Arrow Electronics, Inc.(1)                                           54,400         1,426,368
Avnet, Inc.(1)                                                       60,100         1,480,263
AVX Corp.                                                            21,000           213,990
Benchmark Electronics, Inc.(1)                                       29,600           416,768
Cogent, Inc.(1, 2)                                                   16,900           172,718
Cognex Corp.                                                         10,100           203,616
Coherent, Inc.(1)                                                     9,567           340,107
Dolby Laboratories, Inc., Cl. A(1)                                    5,100           179,469
Ingram Micro, Inc., Cl. A(1)                                         87,100         1,399,697
Itron, Inc.(1)                                                        2,900           256,737
Jabil Circuit, Inc.                                                 114,900         1,096,146
Littlefuse, Inc.(1)                                                     500            14,865
Molex, Inc.                                                          65,400         1,468,230
National Instruments Corp.                                           29,000           871,450
Plexus Corp.(1)                                                      17,400           360,180


                      14 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Rofin-Sinar Technologies, Inc.(1)                                     4,000   $       122,440
SYNNEX Corp.(1, 2)                                                   14,100           314,994
Tech Data Corp.(1)                                                   16,675           497,749
Technitrol, Inc.                                                      5,700            84,303
Trimble Navigation Ltd.(1, 2)                                        48,100         1,243,866
Tyco Electronics Ltd.                                                87,200         2,411,952
Vishay Intertechnology, Inc.(1)                                      55,100           364,762
                                                                              ---------------
                                                                                   20,522,251
INTERNET SOFTWARE & SERVICES--0.8%
Digital River, Inc.(1, 2)                                             9,200           298,080
EarthLink, Inc.(1)                                                   13,600           115,600
Google, Inc., Cl. A(1)                                               25,800        10,333,416
IAC/InterActiveCorp(1)                                               61,900         1,070,870
j2 Global Communications, Inc.(1, 2)                                 20,100           469,335
Open Text Corp.(1, 2)                                                15,800           546,364
RealNetworks, Inc.(1)                                                 7,800            39,624
Sohu.com, Inc.(1)                                                    13,700           763,775
ValueClick, Inc.(1)                                                   4,900            50,127
                                                                              ---------------
                                                                                   13,687,191
IT SERVICES--0.6%
Acxiom Corp.                                                         19,400           243,276
Affiliated Computer Services, Inc., Cl. A(1)                         34,100         1,726,483
Broadridge Financial Solutions, Inc.                                 61,400           944,946
Computer Sciences Corp.(1)                                           44,600         1,792,474
Convergys Corp.(1)                                                   37,900           560,162
Fidelity National Information Services, Inc.                         16,500           304,590
Gartner, Inc.(1, 2)                                                  28,000           635,040
Global Payments, Inc.                                                 5,900           264,674
Hewitt Associates, Inc.(1)                                           42,100         1,534,124
Metavante Technologies, Inc.                                          4,200            80,892
Perot Systems Corp., Cl. A(1, 2)                                     36,700           636,745
Sapient Corp.(1)                                                      7,000            52,010
TeleTech Holdings, Inc.(1)                                            9,900           123,156
Total System Services, Inc.                                          11,300           185,320
Unisys Corp.(1)                                                       6,900            18,975
Visa, Inc., Cl. A                                                    17,270         1,060,205
                                                                              ---------------
                                                                                   10,163,072
OFFICE ELECTRONICS--0.7%
Xerox Corp.(2)                                                    1,026,400        11,834,392
Zebra Technologies Corp., Cl. A(1)                                   27,100           754,735
                                                                              ---------------
                                                                                   12,589,127
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.6%
Altera Corp.                                                         92,900         1,921,172
Amkor Technology, Inc.(1)                                            61,100           389,207


                      15 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Analog Devices, Inc.                                                 72,700   $     1,915,645
Applied Materials, Inc.                                             933,500        14,123,855
Atmel Corp.(1)                                                      150,500           510,195
Cabot Microelectronics Corp.(1)                                      11,800           378,544
Cymer, Inc.(1)                                                       14,900           377,417
Entegris, Inc.(1)                                                    31,300           151,492
Fairchild Semiconductor International, Inc., Cl. A(1)                46,700           415,163
FEI Co.(1)                                                            2,300            54,763
Integrated Device Technology, Inc.(1)                                59,000           459,020
Intel Corp.                                                       1,592,400        29,825,652
Intersil Corp., Cl. A                                                70,600         1,170,548
KLA-Tencor Corp.                                                     50,600         1,601,490
Linear Technology Corp.(2)                                           62,800         1,925,448
LSI Corp.(1)                                                        271,600         1,455,776
Marvell Technology Group Ltd.(1)                                    148,000         1,376,400
Microsemi Corp.(1)                                                    6,200           157,976
MKS Instruments, Inc.(1)                                             22,400           445,984
National Semiconductor Corp.                                         34,000           585,140
Novellus Systems, Inc.(1)                                            28,900           567,596
PMC-Sierra, Inc.(1)                                                  77,500           575,050
Power Integrations, Inc.(1)                                           3,900            93,990
RF Micro Devices, Inc.(1, 2)                                         76,800           224,256
Semtech Corp.(1)                                                     34,600           483,016
Silicon Laboratories, Inc.(1)                                        16,300           500,410
Teradyne, Inc.(1)                                                   132,300         1,033,263
Texas Instruments, Inc.                                             792,700        17,043,050
Verigy Ltd.(1)                                                        4,900            79,772
Xilinx, Inc.                                                         41,300           968,485
                                                                              ---------------
                                                                                   80,809,775
SOFTWARE--5.7%
Activision Blizzard, Inc.(1)                                         42,100           649,603
Amdocs Ltd.(1)                                                       63,700         1,744,106
Ansys, Inc.(1)                                                        5,400           204,498
Autodesk, Inc.(1, 2)                                                 60,800         2,039,840
BMC Software, Inc.(1)                                                 1,600            45,808
CA, Inc.                                                            267,400         5,337,304
Cadence Design Systems, Inc.(1, 2)                                  146,800           992,368
Check Point Software Technologies Ltd.(1)                            52,900         1,202,946
Citrix Systems, Inc.(1)                                              29,900           755,274
Compuware Corp.(1)                                                  161,500         1,564,935
Concur Technologies, Inc.(1)                                         10,700           409,382
Fair Isaac Corp.(2)                                                  20,400           470,220
Informatica Corp.(1)                                                 30,100           390,999
Intuit, Inc.(1)                                                      82,200         2,598,342


                      16 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
SOFTWARE CONTINUED
Lawson Software, Inc.(1, 2)                                          24,800   $       173,600
Mentor Graphics Corp.(1)                                              3,200            36,320
MICROS Systems, Inc.(1)                                               4,400           117,304
Microsoft Corp.                                                   1,773,900        47,345,391
MicroStrategy, Inc., Cl. A(1)                                         1,000            59,530
Net 1 UEPS Technologies, Inc.(1)                                     16,100           359,513
Oracle Corp.(1)                                                     568,000        11,536,080
Parametric Technology Corp.(1)                                       23,100           425,040
Progress Software Corp.(1)                                           11,700           304,083
Quest Software, Inc.(1)                                              23,000           291,870
Sybase, Inc.(1)                                                      49,800         1,524,876
Symantec Corp.(1)                                                   901,700        17,655,286
Synopsys, Inc.(1)                                                    56,300         1,123,185
TIBCO Software, Inc.(1,2)                                            70,300           514,596
Wind River Systems, Inc.(1)                                          36,200           362,000
                                                                              ---------------
                                                                                  100,234,299
MATERIALS--5.3%
CHEMICALS--1.9%
Ashland, Inc.                                                        11,300           330,412
Celanese Corp., Series A                                             19,100           533,081
CF Industries Holdings, Inc.                                         14,600         1,335,316
Chemtura Corp.                                                       87,200           397,632
Cytec Industries, Inc.                                               13,500           525,285
Dow Chemical Co. (The)                                              116,900         3,715,082
Ferro Corp.                                                          19,400           389,940
Fuller (H.B.) Co.                                                    21,200           442,444
Hercules, Inc.                                                       67,300         1,331,867
Koppers Holdings, Inc.                                                9,300           347,913
Minerals Technologies, Inc.                                           7,400           439,264
Monsanto Co.(2)                                                     148,800        14,728,224
Mosaic Co. (The)                                                     39,500         2,686,790
Nalco Holding Co.                                                    64,500         1,195,830
NewMarket Corp.                                                       6,400           336,384
NOVA Chemicals Corp.                                                 19,400           438,440
Olin Corp.                                                           20,000           388,000
Rockwood Holdings, Inc.(1)                                            1,500            38,490
RPM International, Inc.                                              67,700         1,309,318
Scotts Miracle-Gro Co. (The), Cl. A                                  18,400           434,976
Terra Industries, Inc.                                               36,800         1,081,920
Valhi, Inc.(2)                                                        3,700            66,600
Valspar Corp. (The)                                                  35,800           797,982
Westlake Chemical Corp.(2)                                           18,000           378,540
                                                                              ---------------
                                                                                   33,669,730
CONTAINERS & PACKAGING--0.5%
AptarGroup, Inc.                                                      5,400           211,194
Ball Corp.                                                            3,100           122,419


                      17 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
CONTAINERS & PACKAGING CONTINUED
Crown Holdings, Inc.(1)                                              53,100   $     1,179,351
Greif, Inc., Cl. A                                                   22,900         1,502,698
Owens-Illinois, Inc.(1)                                              47,300         1,390,620
Rock-Tenn Co., Cl. A(2)                                              15,800           631,684
Sealed Air Corp.                                                     79,800         1,754,802
Silgan Holdings, Inc.                                                 3,600           183,924
Smurfit-Stone Container Corp.(1)                                     37,100           174,370
Sonoco Products Co.                                                  49,300         1,463,224
Temple-Inland, Inc.                                                  21,900           334,194
                                                                              ---------------
                                                                                    8,948,480
METALS & MINING--2.8%
AK Steel Holding Corp.                                               45,000         1,166,400
Alcoa, Inc.                                                         463,900        10,474,862
Carpenter Technology Corp.                                            8,800           225,720
Freeport-McMoRan Copper & Gold, Inc., Cl. B(2)                      214,200        12,177,270
Kaiser Aluminum Corp.                                                 8,300           356,485
Newmont Mining Corp.(2)                                              23,800           922,488
Nucor Corp.                                                         287,200        11,344,400
Olympic Steel, Inc.                                                   2,500            73,725
Reliance Steel & Aluminum Co.                                        29,100         1,104,927
RTI International Metals, Inc.(1)                                     1,700            33,252
Schnitzer Steel Industries, Inc.                                     18,900           741,636
Southern Copper Corp.(2)                                            477,100         9,103,068
United States Steel Corp.                                            20,500         1,591,005
Worthington Industries, Inc.(2)                                      26,500           395,910
                                                                              ---------------
                                                                                   49,711,148
PAPER & FOREST PRODUCTS--0.1%
Domtar Corp.(1)                                                      99,900           459,540
Louisiana-Pacific Corp.                                               5,300            49,290
MeadWestvaco Corp.                                                   13,300           310,023
                                                                              ---------------
                                                                                      818,853
TELECOMMUNICATION SERVICES--3.2%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.4%
AT&T, Inc.                                                          902,128        25,187,414
CenturyTel, Inc.                                                     12,000           439,800
Embarq Corp.                                                         45,000         1,824,750
NTELOS Holdings Corp.                                                13,900           373,771
Premiere Global Services, Inc.(1)                                    28,000           393,680
Verizon Communications, Inc.(2)                                     384,056        12,324,357
Windstream Corp.                                                    124,200         1,358,748
                                                                              ---------------
                                                                                   41,902,520
WIRELESS TELECOMMUNICATION SERVICES--0.8%
Centennial Communications Corp.(1)                                   32,900           205,296
Clearwire Corp., Cl. A(1, 2)                                         17,700           210,276
MetroPCS Communications, Inc.(1)                                     55,800           780,642
Sprint Nextel Corp.                                               1,833,323        11,183,270


                      18 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Syniverse Holdings, Inc.(1)                                          28,100   $       466,741
Telephone & Data Systems, Inc.                                       37,900         1,354,925
United States Cellular Corp.(1)                                      10,400           487,968
                                                                              ---------------
                                                                                   14,689,118
UTILITIES--1.5%
ELECTRIC UTILITIES--1.2%
American Electric Power Co., Inc.                                     3,000           111,090
DPL, Inc.                                                            43,900         1,088,720
Duke Energy Corp.                                                   748,300        13,042,869
Edison International, Inc.                                           16,400           654,360
Exelon Corp.                                                          2,600           162,812
FirstEnergy Corp.                                                    92,300         6,183,177
Hawaiian Electric Industries, Inc.(2)                                 6,800           197,948
Sierra Pacific Resources                                             27,000           258,660
UniSource Energy Corp.                                               10,500           306,495
                                                                              ---------------
                                                                                   22,006,131
ENERGY TRADERS--0.1%
Mirant Corp.(1)                                                      11,900           217,651
Reliant Energy, Inc.(1)                                              92,300           678,405
                                                                              ---------------
                                                                                      896,056
GAS UTILITIES--0.1%
Laclede Group, Inc. (The)                                             9,800           475,202
New Jersey Resources Corp.                                            4,500           161,505
South Jersey Industries, Inc.                                         2,900           103,530
Southwest Gas Corp.                                                   7,300           220,898
WGL Holdings, Inc.(2)                                                16,600           538,670
                                                                              ---------------
                                                                                    1,499,805
MULTI-UTILITIES--0.1%
Avista Corp.                                                         22,700           492,817
Integrys Energy Group, Inc.(2)                                       32,500         1,623,050
                                                                              ---------------
                                                                                    2,115,867
                                                                              ---------------
Total Common Stocks (Cost $1,823,437,686)                                       1,742,056,347
OTHER SECURITIES--0.0%
Seagate Technology International, Inc.(1, 3, 4)(Cost $0)             31,000             3,100
PREFERRED STOCKS--0.0%
Wachovia Corp., Dividend Equalization Preferred
Shares(1, 3) (Cost $0)                                                6,000                 6

                                                                 UNITS
                                                            ---------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Dime Bancorp, Inc. Wts., Strike Price $1, Exp.1/2/10(1)              31,900             2,871
Progress Energy, Inc., Contingent Value Obligation(1, 3)             32,000            10,560
                                                                              ---------------
Total Rights, Warrants and Certificates (Cost $0)                                      13,431


                      19 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
INVESTMENT COMPANY--1.2%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 3.15% (5, 6) (Cost $20,389,976)                        20,389,976   $    20,389,976
Total Investments, at Value (excluding Investments
   Purchased with Cash Collateral from Securities Loaned)
   (Cost $1,843,827,662)                                                        1,762,462,860

                                                               PRINCIPAL
                                                            AMOUNT/ SHARES
                                                            ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--10.0%(7)
ANZ National (Int'l) Ltd., 2.09%, 3/6/09                    $     4,000,000         3,997,660
CAM US Finance SA Unipersonal, 2.85%, 2/2/09                      4,500,000         4,446,283
CC USA, Inc., 2.10%, 2/13/09                                      1,500,000         1,489,785
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 3.30%,
   10/27/08                                                         583,787           581,586
Nationwide Global Fund I, 2.89%, 12/15/08                         4,000,000         3,991,708
OFI Liquid Assets Fund, LLC, 3.40%(5, 6)                        163,490,059       163,490,059
                                                                              ---------------
Total Investments Purchased with Cash Collateral from
   Securities Loaned (Cost $178,073,732)                                          177,997,081

TOTAL INVESTMENTS, AT VALUE (COST $2,021,901,394)                     109.6%    1,940,459,941
LIABILITIES IN EXCESS OF OTHER ASSETS                                  (9.6)     (169,242,694)
                                                            ---------------   ---------------
NET ASSETS                                                            100.0%  $ 1,771,217,247
                                                            ===============   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) Partial or fully-loaned security. See accompanying Notes.

(3.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $13,666, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

(4.) Escrow shares received as the result of issuer reorganization.

(5.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                               SHARES           GROSS         GROSS            SHARES
                                         DECEMBER 31, 2007    ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2008
                                         -----------------   -----------   -----------   ------------------
OFI Liquid Assets Fund, LLC                          --      634,495,876   471,005,817       163,490,059
Oppenheimer Institutional Money Market
   Fund, Cl. E                               15,628,720      358,859,946   354,098,690        20,389,976

                                             VALUE       INCOME
                                         ------------   --------
OFI Liquid Assets Fund, LLC              $163,490,059   $291,043(a)
Oppenheimer Institutional Money Market
   Fund, Cl. E                             20,389,976    280,175
                                         ------------   --------
                                         $183,880,035   $571,218
                                         ============   ========

(a.) Net of compensation to counterparties.

(6.) Rate shown is the 7-day yield as of September 30, 2008.

(7.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                      20 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $1,925,939,259         $--
Level 2--Other Significant Observable Inputs       14,520,682          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------         ---
   Total                                       $1,940,459,941         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is


                      21 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to


                      22 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

ILLIQUID SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of September 30, 2008, the Fund had on loan securities valued at $180,956,134. Collateral of $178,074,002 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,043,724,842
                                 ==============
Gross unrealized appreciation    $  166,729,292
Gross unrealized depreciation      (269,994,193)
                                 --------------
Net unrealized depreciation      $ (103,264,901)
                                 ==============


                      23 | OPPENHEIMER MAIN STREET FUND/VA



Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                  Shares          Value
                                                                ----------   --------------
COMMON STOCKS--97.0%
CONSUMER DISCRETIONARY--17.2%
AUTOMOBILES--1.6%
Bayerische Motoren Werke (BMW) AG                                  604,267   $   23,681,171
Toyota Motor Corp.                                                 499,000       21,186,119
                                                                             --------------
                                                                                 44,867,290
                                                                             --------------
HOTELS, RESTAURANTS & LEISURE--3.3%
Aristocrat Leisure Ltd.                                            435,500        2,303,021
Carnival Corp.                                                   1,154,100       40,797,435
International Game Technology                                      450,400        7,737,872
McDonald's Corp.                                                   619,400       38,216,980
Shuffle Master, Inc.(1)                                            556,800        2,834,112
                                                                             --------------
                                                                                 91,889,420
                                                                             --------------
HOUSEHOLD DURABLES--1.5%
Sony Corp.                                                       1,339,100       41,412,690

LEISURE EQUIPMENT & PRODUCTS--0.2%
Sega Sammy Holdings, Inc.                                          539,900        4,826,227

MEDIA--3.8%
Dish TV India Ltd.(1)                                            2,486,722        1,475,790
Grupo Televisa SA, Sponsored GDR                                 1,736,496       37,977,168
Sirius XM Radio, Inc.(1)                                        12,289,010        7,004,736
Walt Disney Co. (The)                                            1,245,300       38,218,257
Wire & Wireless India Ltd.(1)                                    2,278,650          821,040
WPP Group plc                                                    1,309,672       10,628,540
Zee Entertainment Enterprises Ltd.                               2,837,910       12,113,143
                                                                             --------------
                                                                                108,238,674
                                                                             --------------
SPECIALTY RETAIL--3.7%
Hennes & Mauritz AB, Cl. B                                       1,148,100       46,726,184
Industria de Diseno Textil SA                                      682,100       29,097,877
Tiffany & Co.                                                      832,300       29,563,296
                                                                             --------------
                                                                                105,387,357
                                                                             --------------
TEXTILES, APPAREL & LUXURY GOODS--3.1%
Bulgari SpA                                                      1,764,018       15,698,685
Burberry Group plc                                               1,434,358       10,051,372
LVMH Moet Hennessey Louis Vuitton                                  532,820       47,046,332
Tod's SpA                                                          290,597       14,522,798
                                                                             --------------
                                                                                 87,319,187
                                                                             --------------
CONSUMER STAPLES--9.0%
BEVERAGES--2.5%
Diageo plc                                                       1,044,295       17,677,734
Dr. Pepper Snapple Group, Inc.(1)                                  326,630        8,649,162
Fomento Economico Mexicano SA de CV, UBD                         8,019,100       30,671,509
Grupo Modelo SA de CV, Series C                                  3,410,000       14,498,697
                                                                             --------------
                                                                                 71,497,102
                                                                             --------------
FOOD & STAPLES RETAILING--3.0%
Seven & I Holdings Co. Ltd.                                        479,753       13,808,422
Tesco plc                                                        4,401,545       30,610,183


                   1 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                  Shares          Value
                                                                ----------   --------------
FOOD & STAPLES RETAILING CONTINUED
Wal-Mart Stores, Inc.                                              647,100   $   38,754,819
                                                                             --------------
                                                                                 83,173,424
                                                                             --------------
FOOD PRODUCTS--0.8%
Cadbury plc                                                      2,226,461       22,384,150

HOUSEHOLD PRODUCTS--2.7%
Colgate-Palmolive Co.                                              366,400       27,608,240
Hindustan Unilever Ltd.                                          2,245,800       12,176,372
Reckitt Benckiser Group plc                                        739,548       35,807,409
                                                                             --------------
                                                                                 75,592,021
                                                                             --------------
ENERGY--5.6%
ENERGY EQUIPMENT & SERVICES--2.6%
Technip SA                                                         546,820       30,718,316
Transocean, Inc.                                                   378,772       41,604,316
                                                                             --------------
                                                                                 72,322,632
                                                                             --------------
OIL, GAS & CONSUMABLE FUELS--3.0%
BP plc, ADR                                                        486,369       24,401,133
Husky Energy, Inc.                                                 964,230       40,046,010
Total SA                                                           344,320       20,773,076
                                                                             --------------
                                                                                 85,220,219
                                                                             --------------
FINANCIALS--13.3%
CAPITAL MARKETS--2.2%
3i Group plc                                                     1,000,280       12,590,639
Credit Suisse Group AG                                           1,014,121       48,283,721
                                                                             --------------
                                                                                 60,874,360
                                                                             --------------
COMMERCIAL BANKS--4.3%
HSBC Holdings plc                                                2,440,687       38,521,317
ICICI Bank Ltd., Sponsored ADR                                       9,650          226,968
Royal Bank of Scotland Group plc (The)                           8,836,353       29,270,576
Societe Generale, Cl. A                                            240,600       21,840,311
Sumitomo Mitsui Financial Group, Inc.                                5,021       31,455,929
                                                                             --------------
                                                                                121,315,101
                                                                             --------------
CONSUMER FINANCE--0.6%
SLM Corp.(1)                                                     1,315,214       16,229,741
                                                                             --------------
DIVERSIFIED FINANCIAL SERVICES--1.7%
Citigroup, Inc.                                                  1,094,700       22,452,297
Investor AB, B Shares                                            1,449,854       27,110,731
                                                                             --------------
                                                                                 49,563,028
                                                                             --------------
INSURANCE--4.5%
AFLAC, Inc.                                                        525,800       30,890,750
Allianz SE                                                         262,320       36,257,291
Prudential plc                                                   2,646,327       24,358,667
Sony Financial Holdings, Inc.                                        2,278        8,991,953
XL Capital Ltd., Cl. A                                           1,399,200       25,101,648
                                                                             --------------
                                                                                125,600,309
                                                                             --------------
HEALTH CARE--6.3%
BIOTECHNOLOGY--1.0%
Acadia Pharmaceuticals, Inc.(1)                                    302,500          810,700


                   2 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                  Shares          Value
                                                                ----------   --------------
BIOTECHNOLOGY CONTINUED
Basilea Pharmaceutica AG(1)                                         23,101   $    3,390,558
InterMune, Inc.(1)                                                 281,600        4,818,176
NicOx SA(1)                                                        213,820        2,326,796
Regeneron Pharmaceuticals, Inc.(1)                                 183,402        4,003,666
Seattle Genetics, Inc.(1)                                          539,628        5,774,020
Theravance, Inc.(1)                                                465,100        5,795,146
                                                                             --------------
                                                                                 26,919,062
                                                                             --------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Smith & Nephew plc                                               1,544,997       16,284,853

HEALTH CARE PROVIDERS & SERVICES--0.9%
Aetna, Inc.                                                        484,800       17,506,128
WellPoint, Inc.(1)                                                 183,335        8,574,578
                                                                             --------------
                                                                                 26,080,706
                                                                             --------------
PHARMACEUTICALS--3.8%
Roche Holding AG                                                   379,808       59,207,102
Sanofi-Aventis SA                                                  444,885       29,242,835
Shionogi & Co. Ltd.                                                933,000       18,878,363
                                                                             --------------
                                                                                107,328,300
                                                                             --------------
INDUSTRIALS--13.6%
AEROSPACE & DEFENSE--4.2%
Boeing Co.                                                         225,600       12,938,160
Empresa Brasileira de Aeronautica SA, ADR                          811,683       21,923,558
European Aeronautic Defense & Space Co.                          1,423,050       24,622,249
Lockheed Martin Corp.                                              196,600       21,561,122
Northrop Grumman Corp.                                             228,400       13,827,336
Raytheon Co.                                                       446,700       23,902,917
                                                                             --------------
                                                                                118,775,342
                                                                             --------------
AIR FREIGHT & LOGISTICS--0.8%
TNT NV                                                             848,100       23,719,815
                                                                             --------------
BUILDING PRODUCTS--1.1%
Assa Abloy AB, Cl. B                                             2,413,385       29,340,632
                                                                             --------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Experian plc                                                     1,022,255        6,778,380
Secom Co. Ltd.                                                     369,100       15,431,324
                                                                             --------------
                                                                                 22,209,704
                                                                             --------------
ELECTRICAL EQUIPMENT--1.5%
Emerson Electric Co.                                               760,300       31,012,637
Mitsubishi Electric Corp.                                        1,553,000       10,464,501
                                                                             --------------
                                                                                 41,477,138
                                                                             --------------
INDUSTRIAL CONGLOMERATES--4.9%
3M Co.                                                             516,800       35,302,608
Koninklijke (Royal) Philips Electronics NV                       1,304,100       35,707,592
Siemens AG                                                         696,846       65,948,969
                                                                             --------------
                                                                                136,959,169
                                                                             --------------
MACHINERY--0.3%
Fanuc Ltd.                                                         119,500        9,013,734
                                                                             --------------


                   3 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                  Shares          Value
                                                                ----------   --------------
INFORMATION TECHNOLOGY--27.6%
COMMUNICATIONS EQUIPMENT--6.7%
Corning, Inc.                                                    1,825,700   $   28,553,948
Juniper Networks, Inc.(1)                                        2,201,500       46,385,605
Tandberg ASA                                                     1,041,050       14,035,211
Telefonaktiebolaget LM Ericsson, B Shares                       10,400,080       98,044,332
                                                                             --------------
                                                                                187,019,096
                                                                             --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.9%
Hoya Corp.                                                         957,300       18,965,144
Keyence Corp.                                                       90,640       18,028,922
Kyocera Corp.                                                      148,900       11,288,490
Murata Manufacturing Co. Ltd.                                      564,800       22,662,490
Nidec Corp.                                                        157,700        9,699,630
                                                                             --------------
                                                                                 80,644,676
                                                                             --------------
INTERNET SOFTWARE & SERVICES--1.6%
eBay, Inc.(1)                                                    2,066,900       46,257,222

IT SERVICES--2.5%
Automatic Data Processing, Inc.                                    869,400       37,166,850
Infosys Technologies Ltd.                                        1,120,526       33,854,621
                                                                             --------------
                                                                                 71,021,471
                                                                             --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.8%
Altera Corp.                                                     1,255,400       25,961,672
Cree, Inc.(1)                                                      756,800       17,239,904
Linear Technology Corp.                                            504,496       15,467,847
Maxim Integrated Products, Inc.                                  1,229,165       22,247,887
MediaTek, Inc.                                                   2,818,238       29,430,235
Taiwan Semiconductor Manufacturing Co. Ltd.                     12,511,942       20,572,334
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                 1,059,273        9,925,388
Xilinx, Inc.                                                       890,300       20,877,535
                                                                             --------------
                                                                                161,722,802
                                                                             --------------
SOFTWARE--8.1%
Adobe Systems, Inc.(1)                                           1,205,563       47,583,572
Intuit, Inc.(1)                                                  1,531,100       48,398,071
Microsoft Corp.                                                  2,014,700       53,772,343
Nintendo Co. Ltd.                                                   43,400       18,066,768
SAP AG                                                             993,976       53,331,891
Square Enix Holdings Co. Ltd.                                      189,800        5,541,615
                                                                             --------------
                                                                                226,694,260
                                                                             --------------
TELECOMMUNICATION SERVICES--3.4%
WIRELESS TELECOMMUNICATION SERVICES--3.4%
KDDI Corp.                                                           6,122       34,289,504
SK Telecom Co. Ltd., ADR                                         1,253,960       23,599,527
Turkcell Iletisim Hizmetleri AS, ADR                               212,800        3,189,872
Vodafone Group plc                                              15,165,982       33,504,477
                                                                             --------------
                                                                                 94,583,380
                                                                             --------------
UTILITIES--1.0%
ELECTRIC UTILITIES--1.0%
Fortum Oyj                                                         864,900       29,181,426


                   4 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                  Shares          Value
                                                                ----------   --------------
Total Common Stocks (Cost $2,595,298,071)                                     2,722,945,720
                                                                             --------------
PREFERRED STOCKS--1.5%
Bayerische Motoren Werke (BMW) AG, Preference                      213,135   $    6,470,324
Companhia de Bebidas das Americas ADR, Preference                  343,215       18,742,968
Porsche Automobil Holding, Preference                              163,567       17,848,153
                                                                             --------------
Total Preferred Stocks (Cost $20,469,674)                                        43,061,445
                                                                             --------------

                                                                 Principal
                                                                  Amount
                                                                ----------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.1%
Theravance, Inc., 3% Cv. Sub. Nts., 1/15/15 (Cost $2,882,000)   $2,882,000        2,089,450

                                                                  Shares
                                                                ----------
INVESTMENT COMPANY--1.0%
Oppenheimer Institutional Money Market Fund,
Cl. E, 3.15% (2,3) (Cost $27,479,835)                           27,479,835       27,479,835
                                                                             --------------
Total Investments, at Value (Cost $2,646,129,580)                     99.6%   2,795,576,450
                                                                ----------   --------------
Other Assets Net of Liabilities                                        0.4       10,541,812
                                                                ----------   --------------
Net Assets                                                           100.0%  $2,806,118,262
                                                                ==========   ==============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES           GROSS         GROSS            SHARES
                                                     DECEMBER 31, 2007    ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2008
                                                     -----------------   -----------   -----------   ------------------
OFI Liquid Assets Fund, LLC                                         --    52,172,310    52,172,310                   --
Oppenheimer Institutional Money Market Fund, Cl. E          68,796,760   404,351,634   445,668,559           27,479,835

                                                        VALUE        INCOME
                                                     -----------   ----------
OFI Liquid Assets Fund, LLC                          $        --   $   62,872(a)
Oppenheimer Institutional Money Market Fund, Cl. E    27,479,835    1,388,018
                                                     -----------   ----------
                                                     $27,479,835   $1,450,890
                                                     ===========   ==========

(a.) Net of compensation to counterparties.

(3.) Rate shown is the 7-day yield as of September 30, 2008.


                   5 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $1,280,299,444   $            --
Level 2--Other Significant Observable Inputs    1,515,277,006            87,377
Level 3--Significant Unobservable Inputs                   --                --
                                               --------------   ---------------
   TOTAL                                       $2,795,576,450   $        87,377
                                               ==============   ===============

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                         CONTRACT
                                BUY/      AMOUNT        EXPIRATION                   UNREALIZED
CONTRACT DESCRIPTION            SELL      (000S)          DATES           VALUE     APPRECIATION
--------------------            ----   -----------   ---------------   ----------   ------------
British Pound Sterling (GBP)    Sell     3,212 GBP           10/1/08   $5,709,622   $     76,303
Japanese Yen (JPY)              Sell   100,704 JPY   10/1/08-10/2/08      946,867          2,472
Japanese Yen (JPY)               Buy   309,338 JPY           10/1/08    2,908,544          8,602
                                                                                    ------------
Total unrealized appreciation                                                       $     87,377
                                                                                    ============

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings             Value       Percent
-------------------        --------------   -------
United States              $  934,266,632     33.4%
Japan                         314,011,825     11.2
United Kingdom                306,091,050     11.0
Germany                       203,537,799      7.3
Sweden                        201,221,879      7.2
France                        176,569,915      6.3
Switzerland                   110,881,381      4.0
Mexico                         83,147,374      3.0
Cayman Islands                 66,705,964      2.4
India                          60,667,934      2.2
Taiwan                         59,927,957      2.2
The Netherlands                59,427,407      2.1
Brazil                         40,666,526      1.5


                   6 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

Canada                         40,046,010      1.4
Italy                          30,221,483      1.1
Finland                        29,181,426      1.0
Spain                          29,097,877      1.0
Korea, Republic of South       23,599,527      0.8
Norway                         14,035,211      0.5
Jersey, Channel Islands         6,778,380      0.2
Turkey                          3,189,872      0.1
Australia                       2,303,021      0.1
                           --------------    -----
Total                      $2,795,576,450    100.0%
                           ==============    =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that


                   7 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS


                   8 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $2,657,084,563
Federal tax cost of other investments         (794,958)
                                        --------------
Total federal tax cost                  $2,656,289,605
                                        ==============

Gross unrealized appreciation           $  476,107,493
Gross unrealized depreciation             (337,449,800)
                                        --------------
Net unrealized appreciation             $  138,657,693
                                        ==============


                   9 | Oppenheimer Global Securities Fund/VA



Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES            VALUE
                                                 ---------------   ---------------
COMMON STOCKS--99.1%
CONSUMER DISCRETIONARY--7.6%
HOTELS, RESTAURANTS & LEISURE--2.2%
Burger King Holdings, Inc.                               376,320   $     9,242,419
Las Vegas Sands Corp.(1)                                 643,320        23,230,285
                                                                   ---------------
                                                                        32,472,704
MEDIA--3.1%
Cablevision Systems Corp. New York Group, Cl. A          257,900         6,488,764
Focus Media Holding Ltd., ADR(1)                         782,400        22,306,224
Liberty Global, Inc., Series A(1)                        273,990         8,301,897
McGraw-Hill Cos., Inc. (The)                             321,300        10,156,293
                                                                   ---------------
                                                                        47,253,178
SPECIALTY RETAIL--0.5%
Abercrombie & Fitch Co., Cl. A                           184,340         7,272,213
TEXTILES, APPAREL & LUXURY GOODS--1.8%
Coach, Inc.(1)                                           271,600         6,800,864
Polo Ralph Lauren Corp., Cl. A                           301,000        20,058,640
                                                                   ---------------
                                                                        26,859,504
CONSUMER STAPLES--6.0%

BEVERAGES--0.9%
PepsiCo, Inc.                                            191,900        13,676,713
FOOD & STAPLES RETAILING--1.6%
Costco Wholesale Corp.                                   238,000        15,453,340
Wal-Mart Stores, Inc.                                    157,700         9,444,653
                                                                   ---------------
                                                                        24,897,993
FOOD PRODUCTS--3.5%
Cadbury plc                                            1,909,470        19,197,221
Nestle SA                                                767,487        33,195,395
                                                                   ---------------
                                                                        52,392,616
ENERGY--10.1%

ENERGY EQUIPMENT & SERVICES--4.1%
Schlumberger Ltd.                                        407,300        31,806,057
Smith International, Inc.                                178,900        10,490,696
Transocean, Inc.                                          76,500         8,402,760
Weatherford International Ltd.(1)                        446,300        11,219,982
                                                                   ---------------
                                                                        61,919,495
OIL, GAS & CONSUMABLE FUELS--6.0%
Devon Energy Corp.                                       128,600        11,728,320
Occidental Petroleum Corp.                               411,000        28,954,950
Range Resources Corp.                                    462,080        19,809,370
XTO Energy, Inc.                                         636,630        29,616,028
                                                                   ---------------
                                                                        90,108,668
FINANCIALS--8.5%

CAPITAL MARKETS--4.4%
Credit Suisse Group AG                                   365,539        17,403,824
Fortress Investment Group LLC, Cl. A                     601,311         6,313,766
Goldman Sachs Group, Inc. (The)                          159,600        20,428,800
Julius Baer Holding AG                                    97,078         4,772,843


                  1 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES            VALUE
                                                 ---------------   ---------------
CAPITAL MARKETS CONTINUED
Northern Trust Corp.                                      29,330   $     2,117,626
Och-Ziff Capital Management Group, Cl. A                 471,300         5,509,497
T. Rowe Price Group, Inc.                                173,400         9,313,314
                                                                   ---------------
                                                                        65,859,670
DIVERSIFIED FINANCIAL SERVICES--2.5%
CME Group, Inc.                                           30,540        11,345,915
IntercontinentalExchange, Inc.(1)                        212,800        17,168,704
MSCI, Inc., Cl. A(1)                                     407,390         9,777,360
                                                                   ---------------
                                                                        38,291,979
INSURANCE--1.0%
Prudential Financial, Inc.                               206,200        14,846,400
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
Jones Lang LaSalle, Inc.                                 223,010         9,696,475
HEALTH CARE--18.0%
BIOTECHNOLOGY--3.5%
BM&F BOVESPA SA                                        1,481,000         6,522,035
Celgene Corp.(1)                                         349,720        22,130,282
Gilead Sciences, Inc.(1)                                 532,600        24,275,908
                                                                   ---------------
                                                                        52,928,225
HEALTH CARE EQUIPMENT & SUPPLIES--4.5%
Bard (C.R.), Inc.                                        150,690        14,295,960
Baxter International, Inc.                               408,100        26,783,603
Dentsply International, Inc.                             246,100         9,238,594
Medtronic, Inc.                                          187,100         9,373,710
Stryker Corp.                                            139,700         8,703,310
                                                                   ---------------
                                                                        68,395,177
HEALTH CARE PROVIDERS & SERVICES--3.7%
Aetna, Inc.                                              254,500         9,189,995
Express Scripts, Inc.(1)                                 426,700        31,498,994
Schein (Henry), Inc.(1)                                  270,290        14,552,414
                                                                   ---------------
                                                                        55,241,403
LIFE SCIENCES TOOLS & SERVICES--3.0%
Covance, Inc.(1)                                         142,427        12,591,971
Illumina, Inc.(1)                                        148,300         6,010,599
Thermo Fisher Scientific, Inc.(1)                        483,480        26,591,400
                                                                   ---------------
                                                                        45,193,970
PHARMACEUTICALS--3.3%
Allergan, Inc.                                           301,300        15,516,950
Roche Holding AG                                         135,629        21,142,788
Shire Ltd.                                               880,210        13,825,657
                                                                   ---------------
                                                                        50,485,395
INDUSTRIALS--8.1%

AEROSPACE & DEFENSE--5.2%
General Dynamics Corp.                                   205,500        15,128,910
Lockheed Martin Corp.                                    290,520        31,861,328
Precision Castparts Corp.                                102,850         8,102,523


                  2 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES            VALUE
                                                 ---------------   ---------------
AEROSPACE & DEFENSE CONTINUED
United Technologies Corp.                                387,500   $    23,273,250
                                                                   ---------------
                                                                        78,366,011
ELECTRICAL EQUIPMENT--1.5%
ABB Ltd.                                               1,174,131        22,525,338
INDUSTRIAL CONGLOMERATES--0.9%
McDermott International, Inc.(1)                         515,200        13,163,360
MACHINERY--0.5%
Joy Global, Inc.                                         189,800         8,567,572
INFORMATION TECHNOLOGY--30.5%

COMMUNICATIONS EQUIPMENT--9.0%
Cisco Systems, Inc.(1)                                 1,770,100        39,933,456
Corning, Inc.                                            609,300         9,529,452
F5 Networks, Inc.(1)                                     530,960        12,413,845
QUALCOMM, Inc.                                           990,400        42,557,488
Research in Motion Ltd.(1)                               461,300        31,506,790
                                                                   ---------------
                                                                       135,941,031
COMPUTERS & PERIPHERALS--3.8%
Apple, Inc.(1)                                           387,100        43,997,786
NetApp, Inc.(1)                                          742,800        13,541,244
                                                                   ---------------
                                                                        57,539,030
INTERNET SOFTWARE & SERVICES--4.6%
eBay, Inc.(1)                                            710,400        15,898,752
Google, Inc., Cl. A(1)                                   131,800        52,788,536
                                                                   ---------------
                                                                        68,687,288
IT SERVICES--4.9%
Affiliated Computer Services, Inc., Cl. A(1)             323,420        16,374,755
Cognizant Technology Solutions Corp.(1)                  709,000        16,186,470
MasterCard, Inc., Cl. A                                  128,460        22,779,812
Visa, Inc., Cl. A                                        309,440        18,996,522
                                                                   ---------------
                                                                        74,337,559
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.9%
Broadcom Corp., Cl. A(1)                                 811,000        15,108,930
Microchip Technology, Inc.                               469,300        13,811,499
NVIDIA Corp.(1)                                          925,900         9,916,389
Texas Instruments, Inc.                                  219,350         4,716,025
                                                                   ---------------
                                                                        43,552,843
SOFTWARE--5.3%
Adobe Systems, Inc.(1)                                   642,600        25,363,422
Autodesk, Inc.(1)                                        630,300        21,146,565
Microsoft Corp.                                          387,600        10,345,044
Oracle Corp.(1)                                          602,000        12,226,620
Salesforce.com, Inc.(1)                                  236,260        11,434,984
                                                                   ---------------
                                                                        80,516,635


                  3 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES            VALUE
                                                 ---------------   ---------------
MATERIALS--6.7%
CHEMICALS--6.7%
Monsanto Co.                                             560,600   $    55,488,184
Potash Corp. of Saskatchewan, Inc.                       129,000        17,029,290
Praxair, Inc.                                            396,200        28,423,388
                                                                   ---------------
                                                                       100,940,862
TELECOMMUNICATION SERVICES--3.6%

WIRELESS TELECOMMUNICATION SERVICES--3.6%
America Movil SAB de CV, ADR, Series L                   334,200        15,493,512
Crown Castle International Corp.(1)                      715,100        20,716,447
NII Holdings, Inc.(1)                                    469,860        17,817,091
                                                                   ---------------
                                                                        54,027,050
                                                                   ---------------
Total Common Stocks (Cost $1,405,712,704)                            1,495,956,357
OTHER SECURITIES--0.0%
Seagate Technology International, Inc.(1, 2, 3)
   (Cost $0)                                             325,000            32,500
INVESTMENT COMPANY--0.5%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 3.15%(4, 5) (Cost $7,034,812)                7,034,812         7,034,812
TOTAL INVESTMENTS, AT VALUE
   (COST $1,412,747,516)                                    99.6%    1,503,023,669
OTHER ASSETS NET OF LIABILITIES                              0.4         6,260,499
                                                 ---------------   ---------------
NET ASSETS                                                 100.0%  $ 1,509,284,168
                                                 ===============   ===============

Footnotes to Statement of Investments

(1)  Non-income producing security.

(2) Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $32,500, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

(3)  Escrow shares received as the result of issuer reorganization.

(4) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                    SHARES           GROSS         GROSS            SHARES
                              DECEMBER 31, 2007    ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2008
                              -----------------   -----------   -----------   ------------------
Oppenheimer Institutional
   Money Market Fund, Cl. E       24,161,830      227,736,745   244,863,763        7,034,812

                                                        VALUE      INCOME
                                                     ----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $7,034,812   $386,602

(5)  Rate shown is the 7-day yield as of September 30, 2008.


                  4 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $1,403,950,983        $--
Level 2--Other Significant Observable Inputs       99,072,686         --
Level 3--Significant Unobservable Inputs                   --         --
                                               --------------        ---
   Total                                       $1,503,023,669        $--
                                               ==============        ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing


                  5 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to


                  6 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,425,739,665
                                 ==============
Gross unrealized appreciation    $  233,723,058
Gross unrealized depreciation      (156,439,054)
                                 --------------
Net unrealized appreciation      $   77,284,004
                                 ==============


                  7 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA



Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                     SHARES             VALUE
                                                 ---------------   ---------------
COMMON STOCKS--99.1%
CONSUMER DISCRETIONARY--17.5%
DIVERSIFIED CONSUMER SERVICES--1.2%
New Oriental Education & Technology Group,
   Inc.,
Sponsored ADR(1)                                         132,200   $     8,492,528

HOTELS, RESTAURANTS & LEISURE--4.4%
Burger King Holdings, Inc.                               736,500        18,088,440
Las Vegas Sands Corp.(1)                                 357,300        12,902,103
                                                                   ---------------
                                                                        30,990,543

INTERNET & CATALOG RETAIL--0.5%
Liberty Media Corp.-Interactive, Series A(1)             299,000         3,860,090

MEDIA--7.6%
Cablevision Systems Corp. New York Group, Cl
   A                                                     557,500        14,026,700
Focus Media Holding Ltd., ADR(1)                         592,100        16,880,771
Liberty Global, Inc., Series C(1)                        638,300        17,929,847
Liberty Media Corp.-Entertainment, Series A(1)           208,600         5,208,742
                                                                   ---------------
                                                                        54,046,060

SPECIALTY RETAIL--2.5%
Abercrombie & Fitch Co., Cl. A                           169,700         6,694,665
GameStop Corp., Cl. A(1)                                 310,900        10,635,889
                                                                   ---------------
                                                                        17,330,554

TEXTILES, APPAREL & LUXURY GOODS--1.3%
Polo Ralph Lauren Corp., Cl. A                           136,900         9,123,016

CONSUMER STAPLES--1.2%
BEVERAGES--1.2%
Central European Distribution Corp.(1)                   181,900         8,260,079

ENERGY--10.2%
ENERGY EQUIPMENT & SERVICES--5.6%
Cameron International Corp.(1)                           447,200        17,235,088
Dresser-Rand Group, Inc.(1)                              359,900        11,326,053
IHS, Inc., Cl. A(1)                                      238,400        11,357,376
                                                                   ---------------
                                                                        39,918,517

OIL, GAS & CONSUMABLE FUELS--4.6%
Cabot Oil & Gas Corp., Cl. A                             122,400         4,423,536
Petrohawk Energy Corp.(1)                                454,200         9,824,346
Range Resources Corp.                                    346,500        14,854,455
SandRidge Energy, Inc.(1)                                157,940         3,095,624
                                                                   ---------------
                                                                        32,197,961

FINANCIALS--10.6%
CAPITAL MARKETS--4.5%
Affiliated Managers Group, Inc.(1)                       168,400        13,951,940
Eaton Vance Corp.                                         84,200         2,966,366
Fortress Investment Group LLC, Cl. A                     483,001         5,071,511
Lazard Ltd., Cl. A                                       227,200         9,715,072
                                                                   ---------------
                                                                        31,704,889


                         1 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                     SHARES             VALUE
                                                 ---------------   ---------------
DIVERSIFIED FINANCIAL SERVICES--3.3%
IntercontinentalExchange, Inc.(1)                        107,100   $     8,640,828
MSCI, Inc., Cl. A(1)                                     636,800        15,283,200
                                                                   ---------------
                                                                        23,924,028


REAL ESTATE INVESTMENT TRUSTS--1.6%
Boston Properties, Inc.                                  120,100        11,248,566

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.2%
Jones Lang LaSalle, Inc.                                 193,000         8,391,640

HEALTH CARE--14.2%
HEALTH CARE EQUIPMENT & SUPPLIES--5.8%
Bard (C.R.), Inc.                                        182,900        17,351,723
Edwards Lifesciences Corp.(1)                            126,100         7,283,536
IDEXX Laboratories, Inc.(1)                              292,181        16,011,519
                                                                   ---------------
                                                                        40,646,778

HEALTH CARE PROVIDERS & SERVICES--2.3%
Schein (Henry), Inc.(1)                                  303,800        16,356,592

LIFE SCIENCES TOOLS & SERVICES--4.4%
Covance, Inc.(1)                                         162,400        14,357,784
Illumina, Inc.(1)                                        179,600         7,279,188
Waters Corp.(1)                                          161,100         9,372,798
                                                                   ---------------
                                                                        31,009,770

PHARMACEUTICALS--1.7%
Shire Ltd., ADR                                          253,300        12,095,075

INDUSTRIALS--14.2%
AEROSPACE & DEFENSE--3.1%
Alliant Techsystems, Inc.(1)                              69,100         6,491,254
BE Aerospace, Inc.(1)                                    155,500         2,461,565
Curtiss-Wright Corp.                                     133,800         6,081,210
Rockwell Collins, Inc.                                    78,200         3,760,638
Spirit Aerosystems Holdings, Inc., Cl. A(1)              201,500         3,238,105
                                                                   ---------------
                                                                        22,032,772

AIR FREIGHT & LOGISTICS--2.0%
C.H. Robinson Worldwide, Inc.                            153,200         7,807,072
Expeditors International of Washington, Inc.             189,000         6,584,760
                                                                   ---------------
                                                                        14,391,832

COMMERCIAL SERVICES & SUPPLIES--5.5%
Clean Harbors, Inc.(1)                                    91,600         6,187,580
EnergySolutions, Inc.                                    870,200         8,702,000
FTI Consulting, Inc.(1)                                  114,600         8,278,704
Stericycle, Inc.(1)                                      271,400        15,988,174
                                                                   ---------------
                                                                        39,156,458

CONSTRUCTION & ENGINEERING--2.3%
Foster Wheeler Ltd.(1)                                   130,200         4,701,522
Quanta Services, Inc.(1)                                 413,000        11,155,130
                                                                   ---------------
                                                                        15,856,652


                         2 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                     SHARES             VALUE
                                                 ---------------   ---------------
INDUSTRIAL CONGLOMERATES--0.9%
McDermott International, Inc.(1)                         235,200   $     6,009,360

MACHINERY--0.4%
Bucyrus International, Inc., Cl. A                        70,000         3,127,600

INFORMATION TECHNOLOGY--24.7%
COMMUNICATIONS EQUIPMENT--1.6%
QUALCOMM, Inc.                                           166,400         7,150,208
Research in Motion Ltd.(1)                                62,200         4,248,260
                                                                   ---------------
                                                                        11,398,468

COMPUTERS & PERIPHERALS--0.9%
NetApp, Inc.(1)                                          351,900         6,415,137

ELECTRONIC EQUIPMENT & INSTRUMENTS--3.2%
Amphenol Corp., Cl. A                                    334,500        13,426,830
Trimble Navigation Ltd.(1)                               366,200         9,469,932
                                                                   ---------------
                                                                        22,896,762

INTERNET SOFTWARE & SERVICES--2.0%
Equinix, Inc.(1)                                         142,800         9,918,888
Omniture, Inc.(1)                                        237,800         4,366,008
                                                                   ---------------
                                                                        14,284,896

IT SERVICES--6.0%
Cognizant Technology Solutions Corp.(1)                  647,800        14,789,274
SAIC, Inc.(1)                                            858,800        17,373,524
VeriFone Holdings, Inc.(1)                               597,200         9,877,688
                                                                   ---------------
                                                                        42,040,486

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
ASML Holding NV                                          127,400         2,243,514
NVIDIA Corp.(1)                                          357,200         3,825,612
                                                                   ---------------
                                                                         6,069,126

SOFTWARE--10.1%
Ansys, Inc.(1)                                           285,000        10,792,950
Autodesk, Inc.(1)                                        460,900        15,463,195
FactSet Research Systems, Inc.                           238,450        12,459,013
Macrovision Solutions Corp.(1)                           624,609         9,606,486
Salesforce.com, Inc.(1)                                  256,000        12,390,400
Take-Two Interactive Software, Inc.                      663,900        10,887,960
                                                                   ---------------
                                                                        71,600,004

MATERIALS--2.2%
CHEMICALS--1.9%
Intrepid Potash, Inc.(1)                                 114,420         3,448,619
Lubrizol Corp. (The)                                     227,700         9,822,978
                                                                   ---------------
                                                                        13,271,597

METALS & MINING--0.3%
Titanium Metals Corp.                                    215,700         2,446,038

TELECOMMUNICATION SERVICES--2.4%
WIRELESS TELECOMMUNICATION SERVICES--2.4%
Crown Castle International Corp.(1)                      590,160        17,096,935


                         3 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                     SHARES             VALUE
                                                 ---------------   ---------------
UTILITIES--1.9%
GAS UTILITIES--1.9%
Questar Corp.                                            320,100   $    13,098,491
                                                                   ---------------
Total Common Stocks (Cost $815,213,653)                                700,789,300

INVESTMENT COMPANY--0.8%
Oppenheimer Institutional Money Market Fund,
Cl. E, 3.15% (2, 3) (Cost $5,583,198)                  5,583,198         5,583,198
TOTAL INVESTMENTS, AT VALUE (COST
   $820,796,851)                                            99.9%      706,372,498
OTHER ASSETS NET OF LIABILITIES                              0.1           358,818
                                                 ---------------   ---------------
NET ASSETS                                                 100.0%  $   706,731,316
                                                 ===============   ===============

Footnotes to Statement of Investments

1.   Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES           GROSS         GROSS            SHARES
                                                     DECEMBER 31, 2007    ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2008
                                                     -----------------   -----------   -----------   ------------------
Oppenheimer Institutional Money Market Fund, Cl. E       35,791,815      220,802,091   251,010,708        5,583,198

                                                        VALUE      INCOME
                                                     ----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $5,583,198   $261,785

3.   Rate shown is the 7-day yield as of September 30, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                          $706,372,498          $--
Level 2--Other Significant Observable Inputs              --           --
Level 3--Significant Unobservable Inputs                  --           --
                                                ------------          ---
   Total                                        $706,372,498          $--
                                                ============          ===


                         4 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.


                         5 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 824,791,095
                                 =============
Gross unrealized appreciation    $  48,527,521
Gross unrealized depreciation     (166,946,118)
                                 -------------
Net unrealized depreciation      $(118,418,597)
                                 =============


                         6 | OPPENHEIMER MIDCAP FUND/VA


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Variable Account Funds


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008


By: /s/ Brian W. Wixted
    ----------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/11/2008